UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—95.0% †	Number of Shares	Fair Value
Aerospace & Defense—4.7%
General Dynamics Corp.	3,627	$492,293
Hexcel Corp.	6,044	310,782
Honeywell International Inc.	5,771	601,973
The Boeing Co.	1,439	215,965
		1,621,013
Agricultural Products—1.1%
Archer-Daniels-Midland Co.	8,390	397,686
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	1,295	125,537
Airlines—0.7%
Delta Air Lines Inc.	5,181	232,938
Aluminum—0.1%
Alcoa Inc.	3,455	44,639
Application Software—0.7%
Intuit Inc.	2,446	237,164
Asset Management & Custody Banks—4.6%
Ameriprise Financial Inc.	3,986	521,528
Invesco Ltd.	14,017	556,335
State Street Corp.	7,023	516,401	(a)
		1,594,264
Auto Parts & Equipment—0.5%
Delphi Automotive PLC	2,159	172,159
Automobile Manufacturers—0.7%
Ford Motor Co.	14,391	232,271
Automotive Retail—0.4%
Advance Auto Parts Inc.	1,007	150,738
Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	1,410	244,353	(b)
Amgen Inc.	6,073	970,769
Gilead Sciences Inc.	5,282	518,323	(b)
		1,733,445
Broadcasting—0.7%
CBS Corp., Class B	1,871	113,439
Discovery Communications Inc., Class C	4,979	146,756	(b)
		260,195
Cable & Satellite—3.7%
Comcast Corp., Class A	10,146	572,945
Comcast Corp., Special Class A	5,181	290,473
Liberty Global PLC, Class C	8,404	418,603	(b)
		1,282,021
Casinos & Gaming—0.4%
Las Vegas Sands Corp.	2,389	131,491
Communications Equipment—4.5%
Cisco Systems Inc.	25,904	713,007
QUALCOMM Inc.	12,479	865,294
		1,578,301
Consumer Finance—0.6%
American Express Co.	2,876	224,673
Data Processing & Outsourced Services—1.2%
Visa Inc., Class A	6,332	414,176

Diversified Banks—5.1%
Bank of America Corp.	9,783	150,560
Citigroup Inc.	6,908	355,900
JPMorgan Chase & Co.	14,751	893,616
Wells Fargo & Co.	6,907	375,741
		1,775,817
Drug Retail—2.0%
CVS Health Corp.	6,908	712,975
Electric Utilities—0.5%
NextEra Energy Inc.	1,626	169,185
Electrical Components & Equipment—0.2%
Rockwell Automation Inc.	576	66,810
Fertilizers & Agricultural Chemicals—1.0%
Monsanto Co.	3,022	340,096
General Merchandise Stores—3.2%
Dollar General Corp.	7,052	531,580	(b)
Target Corp.	7,267	596,402
		1,127,982
Healthcare Distributors—0.7%
Cardinal Health Inc.	2,734	246,798
Healthcare Equipment—4.1%
Abbott Laboratories	6,476	300,033
Boston Scientific Corp.	27,055	480,226	(b)
Medtronic PLC	6,765	527,602
Stryker Corp.	1,238	114,206
		1,422,067
Healthcare Services—0.4%
Express Scripts Holding Co.	1,611	139,786	(b)
Healthcare Supplies—0.6%
The Cooper Companies Inc.	1,151	215,720
Home Improvement Retail—1.9%
Lowe’s Companies Inc.	8,850	658,352
Household Products—0.5%
Energizer Holdings Inc.	1,151	158,896
Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	4,860	111,148	(b)
NRG Energy Inc.	3,906	98,392
		209,540
Industrial Machinery—0.8%
Ingersoll-Rand PLC	4,319	294,038
Integrated Oil & Gas—3.8%
Cenovus Energy Inc.	12,808	216,199
Chevron Corp.	2,015	211,535
Exxon Mobil Corp.	8,131	691,135
Occidental Petroleum Corp.	2,821	205,933
		1,324,802
Integrated Telecommunication Services—0.6%
Verizon Communications Inc.	4,029	195,930
Internet Retail—0.9%
Amazon.com Inc.	835	310,704	(b)
Internet Software & Services—4.7%
Baidu Inc. ADR	1,669	347,820	(b)
eBay Inc.	4,835	278,883	(b)
Facebook Inc., Class A	2,159	177,502	(b)
Google Inc., Class A	849	470,940	(b)
Google Inc., Class C	374	204,952	(b)
LinkedIn Corp., Class A	576	143,919	(b)
		1,624,016

Investment Banking & Brokerage—0.8%
The Charles Schwab Corp.	9,498	289,119
Life & Health Insurance—0.2%
Lincoln National Corp.	1,439	82,685
Life Sciences Tools & Services—0.3%
PerkinElmer Inc.	2,015	103,047
Movies & Entertainment—2.2%
The Walt Disney Co.	2,648	277,749
Time Warner Inc.	5,972	504,275
		782,024
Multi-Line Insurance—2.9%
American International Group Inc.	10,218	559,844
The Hartford Financial Services Group Inc.	11,081	463,408
		1,023,252
Oil & Gas Equipment & Services—2.5%
Baker Hughes Inc.	1,499	95,306
FMC Technologies Inc.	2,160	79,942	(b)
Schlumberger Ltd.	8,188	683,207
		858,455
Oil & Gas Exploration & Production—1.1%
Hess Corp.	4,274	290,076
Marathon Oil Corp.	2,878	75,145
		365,221
Packaged Foods & Meats—1.1%
Mondelez International Inc., Class A	10,506	379,162
Pharmaceuticals—6.8%
Actavis PLC	3,468	1,032,146	(b)
Johnson & Johnson	1,439	144,764
Merck & Company Inc.	9,182	527,781
Pfizer Inc.	18,852	655,861
		2,360,552
Railroads—0.3%
CSX Corp.	3,310	109,627
Regional Banks—0.3%
Regions Financial Corp.	9,199	86,931
Research & Consulting Services—1.3%
Nielsen N.V.	10,362	461,834
Semiconductor Equipment—0.6%
Applied Materials Inc.	8,636	194,828
Soft Drinks—1.9%
PepsiCo Inc.	6,749	645,339
Specialized Finance—2.1%
CME Group Inc.	4,404	417,103
McGraw Hill Financial Inc.	3,166	327,364
		744,467
Specialized REITs—1.5%
American Tower Corp.	5,613	528,464
Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	3,885	221,406
Systems Software—0.9%
Microsoft Corp.	1,439	58,503
Oracle Corp.	5,756	248,371
		306,874
Technology Hardware, Storage & Peripherals—5.7%
Apple Inc.	7,742	963,337	(c)
EMC Corp.	22,160	566,409
Hewlett-Packard Co.	14,967	466,372
		1,996,118

Trading Companies & Distributors—0.3%
United Rentals Inc.	951	86,693	(b)

Total Common Stock (Cost $26,235,077)		33,052,323

Exchange Traded Funds—1.2%
Financial Select Sector SPDR Fund	3,474	83,758	(d)
Industrial Select Sector SPDR Fund	5,971	333,003	(d)

Total Exchange Traded Funds (Cost $234,526)		416,761
Total Investments in Securities (Cost $26,469,603)		33,469,084

Short-Term Investments—3.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,364,930)		1,364,930	(c,d,e)

Total Investments (Cost $27,834,533)		34,834,014

Liabilities in Excess of Other Assets, net—(0.1)%		(39,417)

NET ASSETS—100.0%		$34,794,597

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	6	$618,240	$(2,249)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2015.

Abbreviations:

ADR     American Depositary Receipt

REIT     Real Estate Investment Trust

SPDR    Standard and Poor’s Depositary Receipts

GEI S&P 500 Index Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—98.5% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	2,618	$204,152
The Interpublic Group of Companies Inc.	4,620	102,194
		306,346
Aerospace & Defense—2.7%
General Dynamics Corp.	3,367	457,003
Honeywell International Inc.	8,294	865,147
L-3 Communications Holdings Inc.	801	100,758
Lockheed Martin Corp.	2,852	578,842
Northrop Grumman Corp.	2,171	349,444
Precision Castparts Corp.	1,512	317,520
Raytheon Co.	3,196	349,163
Rockwell Collins Inc.	1,436	138,646
Textron Inc.	3,125	138,531
The Boeing Co.	7,040	1,056,563
United Technologies Corp.	8,883	1,041,088
		5,392,705
Agricultural & Farm Machinery—0.2%
Deere & Co.	3,506	307,441
Agricultural Products—0.2%
Archer-Daniels-Midland Co.	6,924	328,198
Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,645	120,447
Expeditors International of Washington Inc.	2,099	101,130
FedEx Corp.	2,788	461,274
United Parcel Service Inc., Class B	7,302	707,856
		1,390,707
Airlines—0.6%
American Airlines Group Inc.	7,500	395,850
Delta Air Lines Inc.	8,930	401,493
Southwest Airlines Co.	7,149	316,700
		1,114,043
Alternative Carriers—0.1%
Level 3 Communications Inc.	3,100	166,904	(a)
Aluminum—0.1%
Alcoa Inc.	13,140	169,769
Apparel Retail—0.6%
L Brands Inc.	2,688	253,451
Ross Stores Inc.	2,112	222,520
The Gap Inc.	2,796	121,151
The TJX Companies Inc.	7,131	499,527
Urban Outfitters Inc.	1,200	54,780	(a)
		1,151,429
Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	3,089	127,977
Fossil Group Inc.	500	41,225	(a)
Hanesbrands Inc.	4,000	134,040
Michael Kors Holdings Ltd.	2,022	132,946	(a)
PVH Corp.	969	103,257
Ralph Lauren Corp.	700	92,050
Under Armour Inc., Class A	1,900	153,425	(a)
VF Corp.	3,515	264,715
		1,049,635

Application Software—0.7%
Adobe Systems Inc.	4,984	368,517	(a)
Autodesk Inc.	2,448	143,551	(a)
Citrix Systems Inc.	1,807	115,413	(a)
Intuit Inc.	3,000	290,880
salesforce.com Inc.	6,409	428,185	(a)
Verint Systems Inc.	1	62	(a)
		1,346,608
Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	600	128,868	(a)
Ameriprise Financial Inc.	1,967	257,362
BlackRock Inc.	1,296	474,129
Franklin Resources Inc.	4,300	220,676
Invesco Ltd.	4,450	176,620
Legg Mason Inc.	1,100	60,720
Northern Trust Corp.	2,196	152,951
State Street Corp.	4,411	324,341	(b)
T Rowe Price Group Inc.	2,774	224,639
The Bank of New York Mellon Corp.	12,003	483,001
		2,503,307
Auto Parts & Equipment—0.4%
BorgWarner Inc.	2,247	135,899
Delphi Automotive PLC	3,156	251,659
Johnson Controls Inc.	6,801	343,042
		730,600
Automobile Manufacturers—0.6%
Ford Motor Co.	41,427	668,632
General Motors Co.	14,587	547,012
		1,215,644
Automotive Retail—0.3%
AutoNation Inc.	486	31,264	(a)
AutoZone Inc.	325	221,702	(a)
CarMax Inc.	2,090	144,231	(a)
O’Reilly Automotive Inc.	1,100	237,864	(a)
		635,061
Biotechnology—3.0%
Alexion Pharmaceuticals Inc.	2,101	364,103	(a)
Amgen Inc.	8,116	1,297,342
Biogen Inc.	2,465	1,040,822	(a)
Celgene Corp.	8,564	987,258	(a)
Gilead Sciences Inc.	15,905	1,560,758	(a)
Regeneron Pharmaceuticals Inc.	800	361,184	(a)
Vertex Pharmaceuticals Inc.	2,500	294,925	(a)
		5,906,392
Brewers—0.1%
Molson Coors Brewing Co., Class B	1,598	118,971
Broadcasting—0.2%
CBS Corp., Class B	5,032	305,090
Discovery Communications Inc., Class A	1,497	46,048	(a)
Discovery Communications Inc., Class C	2,397	70,651	(a)
Scripps Networks Interactive Inc., Class A	1,000	68,560
		490,349
Building Products—0.1%
Allegion PLC	1,133	69,306
Masco Corp.	3,490	93,183
		162,489

Cable & Satellite—1.2%
Cablevision Systems Corp., Class A	2,800	51,240
Comcast Corp., Class A	26,891	1,518,535
DIRECTV	5,332	453,753	(a)
Time Warner Cable Inc.	2,996	449,040
		2,472,568
Casinos & Gaming—0.1%
Wynn Resorts Ltd.	913	114,928
Coal & Consumable Fuels—0.0% *
CONSOL Energy Inc.	2,700	75,303
Commodity Chemicals—0.2%
LyondellBasell Industries N.V., Class A	4,104	360,331
Communications Equipment—1.6%
Cisco Systems Inc.	54,012	1,486,680
F5 Networks Inc.	800	91,952	(a)
Harris Corp.	1,100	86,636
Juniper Networks Inc.	4,300	97,094
Motorola Solutions Inc.	2,035	135,674
QUALCOMM Inc.	17,710	1,228,011
		3,126,047
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	3,300	124,707
GameStop Corp., Class A	1,200	45,552
		170,259
Construction & Engineering—0.1%
Fluor Corp.	1,678	95,914
Jacobs Engineering Group Inc.	1,150	51,934	(a)
Quanta Services Inc.	2,500	71,325	(a)
		219,173
Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	6,502	520,355
Cummins Inc.	1,856	257,316
Joy Global Inc.	1,100	43,098
PACCAR Inc.	3,803	240,121
		1,060,890
Construction Materials—0.1%
Martin Marietta Materials Inc.	700	97,860
Vulcan Materials Co.	1,400	118,020
		215,880
Consumer Electronics—0.1%
Garmin Ltd.	1,300	61,776
Harman International Industries Inc.	800	106,904
		168,680
Consumer Finance—0.8%
American Express Co.	9,430	736,672
Capital One Financial Corp.	5,884	463,777
Discover Financial Services	4,877	274,819
Navient Corp.	4,683	95,205
		1,570,473
Data Processing & Outsourced Services—1.9%
Alliance Data Systems Corp.	600	177,750	(a)
Automatic Data Processing Inc.	5,126	438,991
Computer Sciences Corp.	1,382	90,217
Fidelity National Information Services Inc.	2,900	197,374
Fiserv Inc.	2,417	191,910	(a)
Mastercard Inc., Class A	10,486	905,886
Paychex Inc.	3,425	169,931

The Western Union Co.	5,824	121,197
Total System Services Inc.	1,902	72,561
Visa Inc., Class A	20,632	1,349,539
Xerox Corp.	11,147	143,239
		3,858,595
Department Stores—0.3%
Kohl’s Corp.	2,173	170,037
Macy’s Inc.	3,630	235,623
Nordstrom Inc.	1,592	127,870
		533,530
Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	1,720	155,402
Constellation Brands Inc., Class A	1,800	209,178	(a)
		364,580
Distributors—0.1%
Genuine Parts Co.	1,696	158,050
Diversified Banks—4.8%
Bank of America Corp.	111,946	1,722,849
Citigroup Inc.	32,237	1,660,850
Comerica Inc.	1,956	88,274
JPMorgan Chase & Co.	39,803	2,411,266
U.S. Bancorp	18,746	818,638
Wells Fargo & Co.	49,755	2,706,672
		9,408,549
Diversified Chemicals—0.7%
Eastman Chemical Co.	1,618	112,063
EI du Pont de Nemours & Co.	9,696	692,973
FMC Corp.	1,400	80,150
The Dow Chemical Co.	11,604	556,760
		1,441,946
Diversified Metals & Mining—0.1%
Freeport-McMoRan Inc.	11,498	217,887
Diversified Support Services—0.0% *
Cintas Corp.	900	73,467
Drug Retail—1.0%
CVS Health Corp.	11,889	1,227,064
Walgreens Boots Alliance Inc.	9,174	776,854
		2,003,918
Electric Utilities—1.7%
American Electric Power Company Inc.	5,041	283,556
Duke Energy Corp.	7,529	578,077
Edison International	3,542	221,269
Entergy Corp.	1,985	153,818
Eversource Energy	3,230	163,180
Exelon Corp.	9,425	316,774
FirstEnergy Corp.	4,654	163,169
NextEra Energy Inc.	4,762	495,486
Pepco Holdings Inc.	2,697	72,360
Pinnacle West Capital Corp.	1,100	70,125
PPL Corp.	7,337	246,963
The Southern Co.	9,658	427,656
Xcel Energy Inc.	5,280	183,797
		3,376,230
Electrical Components & Equipment—0.5%
AMETEK Inc.	2,700	141,858
Eaton Corporation PLC	5,145	349,551
Emerson Electric Co.	7,126	403,474
Rockwell Automation Inc.	1,519	176,189
		1,071,072

Electronic Components—0.3%
Amphenol Corp., Class A	3,200	188,576
Corning Inc.	13,734	311,487
		500,063
Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,700	53,176
Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	4,189	300,016
Environmental & Facilities Services—0.2%
Republic Services Inc.	2,515	102,008
Stericycle Inc.	800	112,344	(a)
Waste Management Inc.	4,603	249,621
		463,973
Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	477	135,315
Monsanto Co.	5,077	571,366
The Mosaic Co.	3,300	151,998
		858,679
Food Distributors—0.1%
Sysco Corp.	6,449	243,321
Food Retail—0.3%
The Kroger Co.	5,245	402,082
Whole Foods Market Inc.	3,988	207,695
		609,777
Footwear—0.4%
NIKE Inc., Class B	7,355	737,927
Gas Utilities—0.0% *
AGL Resources Inc.	1,400	69,510
General Merchandise Stores—0.5%
Dollar General Corp.	3,300	248,754	(a)
Dollar Tree Inc.	2,100	170,405	(a)
Family Dollar Stores Inc.	1,000	79,240
Target Corp.	6,749	553,890
		1,052,289
Gold—0.1%
Newmont Mining Corp.	5,519	119,817
Health Care REITs—0.4%
HCP Inc.	5,000	216,050
Health Care REIT Inc.	3,500	270,760
Ventas Inc.	3,029	221,178
		707,988
Healthcare Distributors—0.7%
AmerisourceBergen Corp.	2,161	245,641
Cardinal Health Inc.	3,568	322,083
Henry Schein Inc.	900	125,658	(a)
McKesson Corp.	2,502	565,953
Patterson Companies Inc.	700	34,153
		1,293,488
Healthcare Equipment—2.1%
Abbott Laboratories	15,991	740,863
Baxter International Inc.	5,735	392,848
Becton Dickinson and Co.	2,212	317,621
Boston Scientific Corp.	14,499	257,357	(a)
CR Bard Inc.	801	134,047
Edwards Lifesciences Corp.	1,200	170,952	(a)
Intuitive Surgical Inc.	370	186,861	(a)
Medtronic PLC	15,188	1,184,512

St Jude Medical Inc.	2,847	186,194
Stryker Corp.	3,237	298,613
Varian Medical Systems Inc.	1,100	103,499	(a)
Zimmer Holdings Inc.	1,840	216,237
		4,189,604
Healthcare Facilities—0.2%
HCA Holdings Inc.	3,007	226,217	(a)
Tenet Healthcare Corp.	973	48,173	(a)
Universal Health Services Inc., Class B	1,000	117,710
		392,100
Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	1,758	142,890	(a)
Express Scripts Holding Co.	7,625	661,621	(a)
Laboratory Corporation of America Holdings	900	113,481	(a)
Quest Diagnostics Inc.	1,500	115,275
		1,033,267
Healthcare Supplies—0.0% *
DENTSPLY International Inc.	1,500	76,335
Healthcare Technology—0.1%
Cerner Corp.	3,300	241,758	(a)
Home Building—0.1%
DR Horton Inc.	3,500	99,680
Lennar Corp., Class A	1,800	93,258
PulteGroup Inc.	3,935	87,475
		280,413
Home Entertainment Software—0.1%
Electronic Arts Inc.	3,138	184,561	(a)
Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	1,913	146,871	(a)
Home Furnishings—0.1%
Leggett & Platt Inc.	1,400	64,526
Mohawk Industries Inc.	700	130,025	(a)
		194,551
Home Improvement Retail—1.2%
Lowe’s Companies Inc.	10,231	761,084
The Home Depot Inc.	14,001	1,590,654
		2,351,738
Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	8,517	171,873
Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	4,700	224,848
Marriott International Inc., Class A	2,214	177,829
Royal Caribbean Cruises Ltd.	1,800	147,330
Starwood Hotels & Resorts Worldwide Inc.	1,710	142,785
Wyndham Worldwide Corp.	1,175	106,302
		799,094
Household Appliances—0.1%
Whirlpool Corp.	843	170,337
Household Products—1.8%
Colgate-Palmolive Co.	9,045	627,180
Kimberly-Clark Corp.	3,802	407,232
The Clorox Co.	1,389	153,332
The Procter & Gamble Co.	28,832	2,362,494
		3,550,238
Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	2,951	115,296
Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,575	95,319

Hypermarkets & Super Centers—1.1%
Costco Wholesale Corp.	4,708	713,238
Wal-Mart Stores Inc.	16,851	1,385,995
		2,099,233
Independent Power Producers & Energy Traders—0.1%
AES Corp.	7,200	92,520
NRG Energy Inc.	3,615	91,062
		183,582
Industrial Conglomerates—2.3%
3M Co.	6,700	1,105,165
Danaher Corp.	6,500	551,850
General Electric Co.	107,086	2,656,804	(c)
Roper Industries Inc.	1,088	187,136
		4,500,955
Industrial Gases—0.4%
Air Products & Chemicals Inc.	2,032	307,401
Airgas Inc.	800	84,888
Praxair Inc.	3,065	370,068
		762,357
Industrial Machinery—0.7%
Dover Corp.	1,858	128,425
Flowserve Corp.	1,600	90,384
Illinois Tool Works Inc.	3,617	351,355
Ingersoll-Rand PLC	2,700	183,816
Pall Corp.	1,178	118,259
Parker-Hannifin Corp.	1,434	170,330
Pentair PLC	2,007	126,220
Snap-on Inc.	609	89,560
Stanley Black & Decker Inc.	1,699	162,017
Xylem Inc.	1,926	67,449
		1,487,815
Industrial REITs—0.1%
Prologis Inc.	5,229	227,775
Insurance Brokers—0.3%
Aon PLC	3,034	291,628
Marsh & McLennan Companies Inc.	5,853	328,295
		619,923
Integrated Oil & Gas—3.3%
Chevron Corp.	19,932	2,092,461
Exxon Mobil Corp.	44,559	3,787,515
Occidental Petroleum Corp.	8,326	607,798
		6,487,774
Integrated Telecommunication Services—2.2%
AT&T Inc.	55,235	1,803,423
CenturyLink Inc.	6,062	209,442
Frontier Communications Corp.	11,474	80,892
Verizon Communications Inc.	44,221	2,150,467
Windstream Holdings Inc.	6,243	46,198
		4,290,422
Internet Retail—1.3%
Amazon.com Inc.	3,997	1,487,284	(a)
Expedia Inc.	1,050	98,836
Netflix Inc.	665	277,099	(a)
The Priceline Group Inc.	548	637,954	(a)
TripAdvisor Inc.	1,150	95,646	(a)
		2,596,819

Internet Software & Services—3.4%
Akamai Technologies Inc.	1,912	135,838	(a)
eBay Inc.	11,560	666,781	(a)
Equinix Inc.	600	139,710
Facebook Inc., Class A	22,467	1,847,124	(a)
Google Inc., Class A	3,044	1,688,507	(a)
Google Inc., Class C	3,044	1,668,112	(a)
VeriSign Inc.	1,062	71,122	(a)
Yahoo! Inc.	9,489	421,644	(a)
		6,638,838
Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	3,440	98,229	(a)
Morgan Stanley	16,296	581,604
The Charles Schwab Corp.	12,611	383,879
The Goldman Sachs Group Inc.	4,353	818,234
		1,881,946
IT Consulting & Other Services—1.4%
Accenture PLC, Class A	6,686	626,411
Cognizant Technology Solutions Corp., Class A	6,614	412,648	(a)
International Business Machines Corp.	9,830	1,577,715
Teradata Corp.	1,700	75,038	(a)
		2,691,812
Leisure Products—0.1%
Hasbro Inc.	1,096	69,311
Mattel Inc.	3,796	86,739
		156,050
Life & Health Insurance—0.9%
Aflac Inc.	4,802	307,376
Lincoln National Corp.	2,559	147,040
MetLife Inc.	11,708	591,839
Principal Financial Group Inc.	2,977	152,929
Prudential Financial Inc.	4,900	393,519
Torchmark Corp.	1,512	83,039
Unum Group	2,889	97,446
		1,773,188
Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	3,585	148,957
PerkinElmer Inc.	1,011	51,703
Thermo Fisher Scientific Inc.	4,228	567,989
Waters Corp.	800	99,456	(a)
		868,105
Managed Healthcare—1.4%
Aetna Inc.	3,768	401,405
Anthem Inc.	2,778	428,951
Cigna Corp.	2,775	359,196
Humana Inc.	1,627	289,639
UnitedHealth Group Inc.	10,211	1,207,859
		2,687,050
Metal & Glass Containers—0.1%
Ball Corp.	1,532	108,220
Owens-Illinois Inc.	1,800	41,976	(a)
		150,196
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	2,200	133,628

Movies & Entertainment—1.7%
The Walt Disney Co.	16,748	1,756,698
Time Warner Inc.	8,907	752,107
Twenty-First Century Fox Inc., Class A	19,190	649,389
Viacom Inc., Class B	3,746	255,852
		3,414,046
Multi-Line Insurance—0.6%
American International Group Inc.	14,725	806,783
Assurant Inc.	700	42,987
Genworth Financial Inc., Class A	6,100	44,591	(a)
Loews Corp.	3,366	137,434
The Hartford Financial Services Group Inc.	4,604	192,539
		1,224,334
Multi-Sector Holdings—1.5%
Berkshire Hathaway Inc., Class B	19,418	2,802,406	(a)
Leucadia National Corp.	3,600	80,244
		2,882,650
Multi-Utilities—1.2%
Ameren Corp.	2,642	111,492
CenterPoint Energy Inc.	4,618	94,253
CMS Energy Corp.	2,700	94,257
Consolidated Edison Inc.	3,181	194,041
Dominion Resources Inc.	6,282	445,205
DTE Energy Co.	1,966	158,637
Integrys Energy Group Inc.	831	59,849
NiSource Inc.	3,315	146,390
PG&E Corp.	5,154	273,523
Public Service Enterprise Group Inc.	5,492	230,225
SCANA Corp.	1,400	76,986
Sempra Energy	2,475	269,825
TECO Energy Inc.	2,700	52,380
Wisconsin Energy Corp.	2,300	113,850
		2,320,913
Office REITs—0.3%
Boston Properties Inc.	1,698	238,535
SL Green Realty Corp.	1,000	128,380
Vornado Realty Trust	1,869	209,328
		576,243
Office Services & Supplies—0.0% *
Pitney Bowes Inc.	2,032	47,386
Oil & Gas Drilling—0.1%
Diamond Offshore Drilling Inc.	900	24,111
Ensco PLC, Class A	2,700	56,889
Helmerich & Payne Inc.	1,200	81,684
Noble Corporation PLC	3,054	43,611
Transocean Ltd.	3,804	55,805
		262,100
Oil & Gas Equipment & Services—1.1%
Baker Hughes Inc.	4,598	292,341
Cameron International Corp.	2,280	102,874	(a)
FMC Technologies Inc.	2,586	95,708	(a)
Halliburton Co.	8,967	393,472
National Oilwell Varco Inc.	4,168	208,358
Schlumberger Ltd.	13,674	1,140,958
		2,233,711
Oil & Gas Exploration & Production—2.0%
Anadarko Petroleum Corp.	5,357	443,613
Apache Corp.	4,148	250,249

Cabot Oil & Gas Corp.	4,500	132,885
Chesapeake Energy Corp.	5,615	79,508
Cimarex Energy Co.	1,000	115,090
ConocoPhillips	13,014	810,252
Devon Energy Corp.	4,192	252,819
EOG Resources Inc.	5,800	531,802
EQT Corp.	1,714	142,039
Hess Corp.	2,649	179,788
Marathon Oil Corp.	7,042	183,867
Murphy Oil Corp.	1,700	79,220
Newfield Exploration Co.	1,300	45,617	(a)
Noble Energy Inc.	3,700	180,930
Pioneer Natural Resources Co.	1,600	261,616
QEP Resources Inc.	1,900	39,615
Range Resources Corp.	1,800	93,672
Southwestern Energy Co.	4,100	95,079	(a)
		3,917,661
Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	2,995	306,658
Phillips 66	5,861	460,675
Tesoro Corp.	1,400	127,806
Valero Energy Corp.	5,600	356,272
		1,251,411
Oil & Gas Storage & Transportation—0.7%
Kinder Morgan Inc.	18,184	764,819
ONEOK Inc.	2,400	115,776
Spectra Energy Corp.	6,977	252,358
The Williams Companies Inc.	6,971	352,663
		1,485,616
Packaged Foods & Meats—1.5%
Campbell Soup Co.	1,915	89,143
ConAgra Foods Inc.	4,568	166,869
General Mills Inc.	6,436	364,278
Hormel Foods Corp.	1,400	79,590
Kellogg Co.	2,590	170,811
Keurig Green Mountain Inc.	1,300	145,249
Kraft Foods Group Inc.	6,230	542,726
McCormick & Company Inc.	1,400	107,954
Mead Johnson Nutrition Co.	2,150	216,139
Mondelez International Inc., Class A	17,296	624,213
The Hershey Co.	1,581	159,539
The JM Smucker Co.	1,147	132,742
Tyson Foods Inc., Class A	3,200	122,560
		2,921,813
Paper Packaging—0.1%
Avery Dennison Corp.	1,086	57,460
MeadWestvaco Corp.	1,800	89,766
Sealed Air Corp.	2,314	105,426
		252,652
Paper Products—0.1%
International Paper Co.	4,475	248,318
Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	2,479	206,154
Pharmaceuticals—6.2%
AbbVie Inc.	17,073	999,453
Actavis PLC	4,151	1,235,421	(a)
Bristol-Myers Squibb Co.	17,826	1,149,777

Eli Lilly & Co.	10,446	758,902
Endo International PLC	1,700	152,490	(a)
Hospira Inc.	1,839	161,538	(a)
Johnson & Johnson	29,516	2,969,310
Mallinckrodt PLC	1,300	164,645	(a)
Merck & Company Inc.	30,350	1,744,518
Mylan N.V.	3,904	231,702	(a)
Perrigo Company PLC	1,475	244,186
Pfizer Inc.	65,343	2,273,283
Zoetis Inc.	5,546	256,724
		12,341,949
Property & Casualty Insurance—0.8%
ACE Ltd.	3,500	390,215
Cincinnati Financial Corp.	1,692	90,150
The Allstate Corp.	4,486	319,269
The Chubb Corp.	2,362	238,798
The Progressive Corp.	6,073	165,185
The Travelers Companies Inc.	3,332	360,289
XL Group PLC	2,456	90,381
		1,654,287
Publishing—0.1%
Gannett Company Inc.	2,570	95,296
News Corp., Class A	5,300	84,853	(a)
		180,149
Railroads—0.9%
CSX Corp.	10,809	357,994
Kansas City Southern	1,200	122,496
Norfolk Southern Corp.	3,245	333,975
Union Pacific Corp.	9,422	1,020,497
		1,834,962
Real Estate Services—0.1%
CBRE Group Inc., Class A	3,044	117,833	(a)
Regional Banks—0.9%
BB&T Corp.	7,500	292,425
Fifth Third Bancorp	9,116	171,836
Huntington Bancshares Inc.	8,934	98,721
KeyCorp	9,628	136,332
M&T Bank Corp.	1,406	178,562
Regions Financial Corp.	14,968	141,448
SunTrust Banks Inc.	5,829	239,514
The PNC Financial Services Group Inc.	5,639	525,780
Zions Bancorporation	1,900	51,300
		1,835,918
Research & Consulting Services—0.2%
Equifax Inc.	1,300	120,900
Nielsen N.V.	3,300	147,081
The Dun & Bradstreet Corp.	400	51,344
		319,325
Residential REITs—0.4%
Apartment Investment & Management Co., Class A	1,831	72,068
AvalonBay Communities Inc.	1,372	239,071
Equity Residential	3,808	296,491
Essex Property Trust Inc.	700	160,930
		768,560
Restaurants—1.2%
Chipotle Mexican Grill Inc.	300	195,162	(a)
Darden Restaurants Inc.	1,429	99,087

McDonald’s Corp.	10,137	987,749
Starbucks Corp.	7,998	757,411
Yum! Brands Inc.	4,674	367,937
		2,407,346
Retail REITs—0.5%
General Growth Properties Inc.	6,000	177,300
Kimco Realty Corp.	4,531	121,657
Simon Property Group Inc.	3,279	641,504
The Macerich Co.	1,544	130,205
		1,070,666
Security & Alarm Services—0.1%
The ADT Corp.	2,050	85,116
Tyco International PLC	4,700	202,382
		287,498
Semiconductor Equipment—0.3%
Applied Materials Inc.	12,794	288,633
KLA-Tencor Corp.	1,900	110,751
Lam Research Corp.	1,825	128,179
		527,563
Semiconductors—2.1%
Altera Corp.	2,925	125,512
Analog Devices Inc.	3,400	214,200
Avago Technologies Ltd.	2,600	330,148
Broadcom Corp., Class A	5,834	252,583
First Solar Inc.	910	54,409	(a)
Intel Corp.	50,730	1,586,327
Linear Technology Corp.	2,600	121,680
Microchip Technology Inc.	2,200	107,580
Micron Technology Inc.	11,726	318,127	(a)
NVIDIA Corp.	5,038	105,420
Skyworks Solutions Inc.	2,000	196,580
Texas Instruments Inc.	11,282	645,161
Xilinx Inc.	2,987	126,350
		4,184,077
Soft Drinks—1.9%
Coca-Cola Enterprises Inc.	2,518	111,296
Dr Pepper Snapple Group Inc.	2,100	164,808
Monster Beverage Corp.	1,500	207,592	(a)
PepsiCo Inc.	15,881	1,518,541
The Coca-Cola Co.	42,003	1,703,222
		3,705,459
Specialized Consumer Services—0.1%
H&R Block Inc.	3,092	99,160
Specialized Finance—0.6%
CME Group Inc.	3,274	310,080
Intercontinental Exchange Inc.	1,151	268,494
McGraw Hill Financial Inc.	2,994	309,580
Moody’s Corp.	1,884	195,559
The NASDAQ OMX Group Inc.	1,200	61,128
		1,144,841
Specialized REITs—0.7%
American Tower Corp.	4,300	404,845
Crown Castle International Corp.	3,500	288,890
Iron Mountain Inc.	1,886	68,801
Plum Creek Timber Company Inc.	1,800	78,210
Public Storage	1,506	296,893
Weyerhaeuser Co.	5,505	182,491
		1,320,130

Specialty Chemicals—0.6%
Ecolab Inc.	2,802	320,493
International Flavors & Fragrances Inc.	847	99,438
PPG Industries Inc.	1,405	316,884
Sigma-Aldrich Corp.	1,328	183,596
The Sherwin-Williams Co.	863	245,523
		1,165,934
Specialty Stores—0.2%
Staples Inc.	7,050	114,809
Tiffany & Co.	1,229	108,165
Tractor Supply Co.	1,500	127,590
		350,564
Steel—0.1%
Allegheny Technologies Inc.	1,351	40,544
Nucor Corp.	3,583	170,300
		210,844
Systems Software—2.7%
CA Inc.	3,403	110,972
Microsoft Corp.	87,136	3,542,514
Oracle Corp.	33,915	1,463,432
Red Hat Inc.	2,000	151,500	(a)
Symantec Corp.	6,851	160,074
		5,428,492
Technology Hardware, Storage & Peripherals—4.8%
Apple Inc.	61,955	7,709,061	(d)
EMC Corp.	21,256	543,303
Hewlett-Packard Co.	19,055	593,754
NetApp Inc.	3,596	127,514
SanDisk Corp.	2,300	146,326
Seagate Technology PLC	3,594	186,996
Western Digital Corp.	2,400	218,424
		9,525,378
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	5,300	55,544
People’s United Financial Inc.	3,200	48,640
		104,184
Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	2,619	70,923
Tobacco—1.4%
Altria Group Inc.	21,024	1,051,620
Lorillard Inc.	3,933	257,022
Philip Morris International Inc.	16,519	1,244,376
Reynolds American Inc.	3,415	235,328
		2,788,346
Trading Companies & Distributors—0.2%
Fastenal Co.	3,100	128,449
United Rentals Inc.	1,000	91,160	(a)
WW Grainger Inc.	682	160,822
		380,431
Trucking—0.0% *
Ryder System Inc.	631	59,876

Total Common Stock (Cost $107,483,404)		194,919,504

Short-Term Investments—1.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class	2,805,958	(e,f)
0.00%
(Cost $2,805,958)

Total Investments (Cost $110,289,362)	197,725,462

Other Assets and Liabilities, net—0.1%	175,017

NET ASSETS—100.0%	$197,900,479

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	31	$3,194,240	$(4,695)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.

(d)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s sub-advisor and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

GEI Premier Growth Equity Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—97.1% †	Number of Shares	Fair Value
Air Freight & Logistics—1.2%
United Parcel Service Inc., Class B	4,770	$462,404
Application Software—2.2%
Intuit Inc.	9,009	873,513
Asset Management & Custody Banks—2.9%
State Street Corp.	15,793	1,161,259	(a)
Biotechnology—8.2%
Alexion Pharmaceuticals Inc.	5,194	900,120	(b)
Amgen Inc.	8,797	1,406,200
Gilead Sciences Inc.	9,751	956,866	(b)
		3,263,186
Broadcasting—1.4%
Discovery Communications Inc., Class C	18,336	540,454	(b)
Cable & Satellite—6.6%
Comcast Corp., Special Class A	19,078	1,069,608
Liberty Global PLC, Class C	30,949	1,541,570	(b)
		2,611,178
Casinos & Gaming—1.2%
Las Vegas Sands Corp.	8,797	484,187
Communications Equipment—3.3%
QUALCOMM Inc.	18,972	1,315,518
Data Processing & Outsourced Services—3.9%
Visa Inc., Class A	23,316	1,525,100
Fertilizers & Agricultural Chemicals—3.2%
Monsanto Co.	11,129	1,252,458
Healthcare Equipment—5.4%
Abbott Laboratories	23,848	1,104,878
Medtronic PLC	13,257	1,033,913
		2,138,791
Healthcare Services—1.3%
Express Scripts Holding Co.	5,935	514,980	(b)
Healthcare Supplies—2.0%
The Cooper Companies Inc.	4,240	794,661
Home Improvement Retail—3.7%
Lowe’s Companies Inc.	19,608	1,458,639
Internet Retail—2.9%
Amazon.com Inc.	3,074	1,143,835	(b)
Internet Software & Services—12.1%
Baidu Inc. ADR	6,147	1,281,035	(b)
eBay Inc.	17,806	1,027,050	(b)
Facebook Inc., Class A	7,949	653,527	(b)
Google Inc., Class A	954	529,184	(b)
Google Inc., Class C	1,378	755,144	(b)
LinkedIn Corp., Class A	2,120	529,703	(b)
		4,775,643
Investment Banking & Brokerage—2.7%
The Charles Schwab Corp.	34,977	1,064,700
Movies & Entertainment—2.6%
The Walt Disney Co.	9,751	1,022,782
Oil & Gas Equipment & Services—3.7%
Schlumberger Ltd.	17,700	1,476,888
Pharmaceuticals—4.1%
Actavis PLC	5,511	1,640,184	(b)

Soft Drinks—3.1%
PepsiCo Inc.	12,931	1,236,462
Specialized Finance—6.9%
CME Group Inc.	16,216	1,535,817	(c)
McGraw Hill Financial Inc.	11,659	1,205,541
		2,741,358
Specialized REITs—2.9%
American Tower Corp.	12,189	1,147,594
Specialty Stores—2.1%
Dick’s Sporting Goods Inc.	14,309	815,470
Technology Hardware, Storage & Peripherals—6.7%
Apple Inc.	15,899	1,978,313
EMC Corp.	26,497	677,263
		2,655,576
Trading Companies & Distributors—0.8%
United Rentals Inc.	3,498	318,878	(b)
Total Common Stock (Cost $25,028,873)		38,435,698

Short-Term Investments—3.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class		1,193,293	(c,d,e)
0.00%
(Cost $1,193,293)

Total Investments (Cost $26,222,166)		39,628,991

Liabilities in Excess of Other Assets, net—(0.1)%		(57,839)

NET ASSETS—100.0%		$39,571,152

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	4	$412,160	$(1,498)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2015.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Core Value Equity Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—96.1% †	Number of Shares	Fair Value
Aerospace & Defense—6.0%
General Dynamics Corp.	1,568	$212,825
Hexcel Corp.	3,135	161,202
Honeywell International Inc.	3,345	348,917
The Boeing Co.	1,742	261,439
		984,383
Agricultural Products—1.5%
Archer-Daniels-Midland Co.	5,400	255,960
Airlines—1.2%
Delta Air Lines Inc.	4,355	195,801
Aluminum—0.3%
Alcoa Inc.	4,181	54,019
Asset Management & Custody Banks—4.8%
Ameriprise Financial Inc.	2,038	266,652
Invesco Ltd.	6,968	276,560
State Street Corp.	3,310	243,384	(a)
		786,596
Auto Parts & Equipment—1.3%
Delphi Automotive PLC	2,613	208,361
Automobile Manufacturers—1.7%
Ford Motor Co.	17,420	281,159
Automotive Retail—1.1%
Advance Auto Parts Inc.	1,219	182,472
Biotechnology—3.5%
Amgen Inc.	2,265	362,060
Gilead Sciences Inc.	2,134	209,410	(b)
		571,470
Broadcasting—0.8%
CBS Corp., Class B	2,265	137,327
Cable & Satellite—2.0%
Comcast Corp., Class A	6,010	339,385
Communications Equipment—4.4%
Cisco Systems Inc.	14,458	397,956
QUALCOMM Inc.	4,775	331,099
		729,055
Diversified Banks—5.1%
Citigroup Inc.	2,613	134,622
JPMorgan Chase & Co.	7,665	464,345
Wells Fargo & Co.	4,355	236,912
		835,879
Drug Retail—2.3%
CVS Health Corp.	3,659	377,645
Electric Utilities—1.2%
NextEra Energy Inc.	1,969	204,874
Electrical Components & Equipment—0.5%
Rockwell Automation Inc.	696	80,729
General Merchandise Stores—3.7%
Dollar General Corp.	4,268	321,722	(b)
Target Corp.	3,485	286,014
		607,736
Healthcare Distributors—1.8%
Cardinal Health Inc.	3,310	298,794

Healthcare Equipment—2.8%
Boston Scientific Corp.	17,942	318,470	(b)
Stryker Corp.	1,498	138,191
		456,661
Home Improvement Retail—1.9%
Lowe’s Companies Inc.	4,268	317,496
Household Products—1.2%
Energizer Holdings Inc.	1,394	192,442
Independent Power Producers & Energy Traders—1.5%
Calpine Corp.	5,883	134,544	(b)
NRG Energy Inc.	4,728	119,099
		253,643
Industrial Machinery—1.6%
Ingersoll-Rand PLC	3,832	260,883
Integrated Oil & Gas—3.6%
Cenovus Energy Inc.	5,575	94,106
Exxon Mobil Corp.	4,790	407,150
Occidental Petroleum Corp.	1,324	96,652
		597,908
Integrated Telecommunication Services—1.4%
Verizon Communications Inc.	4,878	237,217
Internet Software & Services—2.4%
Google Inc., Class A	714	396,056	(b)
Life & Health Insurance—0.6%
Lincoln National Corp.	1,742	100,095
Life Sciences Tools & Services—0.8%
PerkinElmer Inc.	2,439	124,730
Movies & Entertainment—1.9%
Time Warner Inc.	3,658	308,882
Multi-Line Insurance—3.3%
American International Group Inc.	5,923	324,521
The Hartford Financial Services Group Inc.	5,226	218,551
		543,072
Oil & Gas Equipment & Services—2.7%
Baker Hughes Inc.	1,742	110,756
Schlumberger Ltd.	4,094	341,604
		452,360
Oil & Gas Exploration & Production—2.1%
Hess Corp.	3,832	260,078
Marathon Oil Corp.	3,483	90,941
		351,019
Packaged Foods & Meats—1.7%
Mondelez International Inc., Class A	7,665	276,630
Pharmaceuticals—7.1%
Actavis PLC	958	285,120	(b)
Johnson & Johnson	1,742	175,245
Merck & Company Inc.	4,181	240,324
Pfizer Inc.	13,413	466,638
		1,167,327
Railroads—0.8%
CSX Corp.	4,007	132,712
Regional Banks—0.6%
Regions Financial Corp.	11,138	105,254
Research & Consulting Services—1.7%
Nielsen N.V.	6,271	279,498
Semiconductor Equipment—1.4%
Applied Materials Inc.	10,452	235,797

Soft Drinks—2.3%
PepsiCo Inc.	3,919	374,735
Specialized REITs—1.6%
American Tower Corp.	2,787	262,396
Systems Software—2.2%
Microsoft Corp.	1,742	70,821
Oracle Corp.	6,968	300,669
		371,490
Technology Hardware, Storage & Peripherals—5.7%
Apple Inc.	4,146	515,887
EMC Corp.	9,407	240,443
Hewlett-Packard Co.	6,097	189,982
		946,312

Total Common Stock (Cost $12,993,371)		15,876,260

Exchange Traded Funds—1.3%
Financial Select Sector SPDR Fund	1,742	42,000	(c)
Industrial Select Sector SPDR Fund	2,950	164,521	(c)

Total Exchange Traded Funds (Cost $111,206)		206,521

Total Investments in Securities (Cost $13,104,577)		16,082,781
Short-Term Investments—3.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $530,277)		530,277	(c,d,e)

Total Investments (Cost $13,634,854)		16,613,058

Liabilities in Excess of Other Assets, net—(0.6)%		(95,532)

NET ASSETS—100.0%		$16,517,526

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2015	3	$309,120	$(1,125)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(e)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2015.

Abbreviations:

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipts

GEI Small-Cap Equity Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock—94.7% †	Number of Shares	Fair Value
Aerospace & Defense—1.2%
Esterline Technologies Corp.	2,609	$298,522	(a)
Moog Inc., Class A	418	31,371	(a)
Teledyne Technologies Inc.	1,727	184,322	(a)
		514,215
Agricultural & Farm Machinery—0.7%
AGCO Corp.	6,325	301,323
Agricultural Products—0.7%
Darling Ingredients Inc.	20,030	280,620	(a)
Fresh Del Monte Produce Inc.	514	20,000
		300,620
Alternative Carriers—0.0% *
Inteliquent Inc.	1,300	20,462
Apparel Retail—1.1%
Citi Trends Inc.	1,000	27,000	(a)
Genesco Inc.	2,312	164,684	(a)
The Buckle Inc.	4,545	232,204
The Children’s Place Inc.	400	25,676
The Finish Line Inc., Class A	438	10,740
Zumiez Inc.	700	28,175	(a)
		488,479
Apparel, Accessories & Luxury Goods—1.2%
Columbia Sportswear Co.	2,830	172,347
Iconix Brand Group Inc.	10,010	337,037	(a)
		509,384
Application Software—6.6%
ACI Worldwide Inc.	7,016	151,967	(a)
Blackbaud Inc.	13,719	650,006
Bottomline Technologies Inc.	4,100	112,217	(a)
BroadSoft Inc.	700	23,422	(a)
Fair Isaac Corp.	329	29,189
Guidewire Software Inc.	6,300	331,443	(a)
Jive Software Inc.	11,908	61,088	(a)
Mentor Graphics Corp.	3,300	79,299
MicroStrategy Inc., Class A	160	27,070	(a)
NetScout Systems Inc.	500	21,925	(a)
PROS Holdings Inc.	7,900	195,209	(a)
PTC Inc.	5,919	214,090	(a)
QAD Inc., Class A	1,000	24,200
Qlik Technologies Inc.	7,200	224,136	(a)
RealPage Inc.	8,260	166,356	(a)
Solera Holdings Inc.	4,182	216,042
SS&C Technologies Holdings Inc.	4,381	272,936
Tyler Technologies Inc.	197	23,745	(a)
Verint Systems Inc.	450	27,869	(a)
		2,852,209
Asset Management & Custody Banks—0.6%
Cohen & Steers Inc.	482	19,738
Financial Engines Inc.	5,300	221,699
Westwood Holdings Group Inc.	205	12,361
		253,798

Auto Parts & Equipment—0.7%
American Axle & Manufacturing Holdings Inc.	1,012	26,140	(a)
Cooper-Standard Holding Inc.	410	24,272	(a)
Dana Holding Corp.	1,241	26,260
Gentherm Inc.	400	20,204	(a)
Tenneco Inc.	3,706	212,798	(a)
		309,674
Automobile Manufacturers—0.6%
Thor Industries Inc.	3,705	234,193
Winnebago Industries Inc.	2,023	43,009
		277,202
Automotive Retail—1.0%
CST Brands Inc.	4,500	197,235
Group 1 Automotive Inc.	1,697	146,502
Monro Muffler Brake Inc.	1,282	83,394
		427,131
Biotechnology—1.8%
Aegerion Pharmaceuticals Inc.	900	23,553	(a)
AMAG Pharmaceuticals Inc.	800	43,728	(a)
Cepheid	4,300	244,670	(a)
Dyax Corp.	2,000	33,510	(a)
Emergent Biosolutions Inc.	968	27,840	(a)
Genomic Health Inc.	3,600	109,980	(a)
Infinity Pharmaceuticals Inc.	900	12,582	(a)
Ironwood Pharmaceuticals Inc.	1,400	22,400	(a)
Isis Pharmaceuticals Inc.	800	50,936	(a)
MacroGenics Inc.	1,000	31,370	(a)
Merrimack Pharmaceuticals Inc.	1,300	15,444	(a)
Ophthotech Corp.	300	13,959	(a)
Repligen Corp.	4,198	127,451	(a)
Spectrum Pharmaceuticals Inc.	2,800	16,996	(a)
		774,419
Brewers—0.0% *
Craft Brew Alliance Inc.	610	8,320	(a)
Building Products—0.3%
AO Smith Corp.	489	32,108
Builders FirstSource Inc.	3,472	23,158	(a)
Patrick Industries Inc.	575	35,805	(a)
Universal Forest Products Inc.	971	53,871
		144,942
Cable & Satellite—0.1%
Starz, Class A	800	27,528	(a)
Casinos & Gaming—0.1%
Churchill Downs Inc.	200	22,994
Pinnacle Entertainment Inc.	911	32,878	(a)
		55,872
Commercial Printing—0.4%
Brady Corp., Class A	6,100	172,569
Multi-Color Corp.	300	20,799
		193,368
Commodity Chemicals—0.3%
Koppers Holdings Inc.	7,100	139,728
Communications Equipment—0.8%
ADTRAN Inc.	3,400	63,478
ARRIS Group Inc.	1,000	28,895	(a)
Bel Fuse Inc., Class B	862	16,404
CalAmp Corp.	2,000	32,380	(a)

EchoStar Corp., Class A	400	20,688	(a)
Finisar Corp.	1,594	34,016	(a)
InterDigital Inc.	200	10,148
Plantronics Inc.	1,033	54,698
Polycom Inc.	1,700	22,780	(a)
Riverbed Technology Inc.	2,697	56,394	(a)
Ruckus Wireless Inc.	1,299	16,718	(a)
		356,599
Construction & Engineering—0.9%
AECOM	698	21,512	(a)
Chicago Bridge & Iron Company N.V.	6,615	325,855
Dycom Industries Inc.	423	20,659	(a)
Granite Construction Inc.	660	23,193
		391,219
Construction Machinery & Heavy Trucks—0.9%
Alamo Group Inc.	1,099	69,380
Astec Industries Inc.	1,354	58,059
Douglas Dynamics Inc.	1,128	25,764
FreightCar America Inc.	517	16,249
The Greenbrier Companies Inc.	427	24,766
Trinity Industries Inc.	4,010	142,395
Wabash National Corp.	3,547	50,013	(a)
		386,626
Construction Materials—0.1%
Headwaters Inc.	1,320	24,209	(a)
Consumer Electronics—0.1%
Skullcandy Inc.	2,115	23,900	(a)
ZAGG Inc.	2,000	17,340	(a)
		41,240
Data Processing & Outsourced Services—2.5%
Broadridge Financial Solutions Inc.	5,480	301,455
Cardtronics Inc.	4,500	169,200	(a)
CoreLogic Inc.	4,235	149,368	(a)
CSG Systems International Inc.	2,410	73,240
Global Cash Access Holdings Inc.	10,379	79,088	(a)
WEX Inc.	3,000	322,080	(a)
		1,094,431
Distributors—0.6%
LKQ Corp.	9,351	239,012	(a)
Diversified Capital Markets—0.1%
HFF Inc. REIT, Class A	920	34,537
Diversified Metals & Mining—0.1%
Globe Specialty Metals Inc.	900	17,028
Materion Corp.	558	21,444
		38,472
Diversified Real Estate Activities—0.0% *
The St Joe Co.	825	15,312	(a)
Diversified REITs—0.1%
Cousins Properties Inc.	3,597	38,128
Diversified Support Services—1.3%
Healthcare Services Group Inc.	7,124	228,894
Ritchie Bros Auctioneers Inc.	11,620	289,803
UniFirst Corp.	358	42,133
		560,830

Education Services—0.5%
Bright Horizons Family Solutions Inc.	1,000	51,270	(a)
Capella Education Co.	300	19,464
DeVry Education Group Inc.	433	14,445
Grand Canyon Education Inc.	500	21,650	(a)
K12 Inc.	8,291	130,334	(a)
		237,163
Electric Utilities—0.6%
ALLETE Inc.	356	18,782
IDACORP Inc.	4,147	260,722
		279,504
Electrical Components & Equipment—0.3%
Encore Wire Corp.	1,342	50,835
EnerSys	627	40,279
Regal-Beloit Corp.	319	25,494
Thermon Group Holdings Inc.	1,073	25,827	(a)
		142,435
Electronic Components—0.5%
DTS Inc.	700	23,849	(a)
Littelfuse Inc.	1,612	160,217
Rogers Corp.	366	30,089	(a)
		214,155
Electronic Equipment & Instruments—0.9%
Cognex Corp.	500	24,795	(a)
Coherent Inc.	653	42,419	(a)
Control4 Corp.	4,579	54,856	(a)
Newport Corp.	1,200	22,872	(a)
Rofin-Sinar Technologies Inc.	1,095	26,532	(a)
Zebra Technologies Corp., Class A	2,319	210,368	(a)
		381,842
Electronic Manufacturing Services—0.4%
Methode Electronics Inc.	1,538	72,348
Multi-Fineline Electronix Inc.	1,239	22,637	(a)
Plexus Corp.	1,524	62,133	(a)
		157,118
Environmental & Facilities Services—0.7%
Clean Harbors Inc.	5,525	313,710	(a)
Fertilizers & Agricultural Chemicals—0.5%
American Vanguard Corp.	5,400	57,348
Intrepid Potash Inc.	11,866	137,052	(a)
		194,400
Food Distributors—0.5%
SpartanNash Co.	7,299	230,356
Food Retail—2.2%
Casey’s General Stores Inc.	3,183	286,788
The Fresh Market Inc.	16,156	656,580	(a)
		943,368
Footwear—1.2%
Crocs Inc.	1,465	17,302	(a)
Deckers Outdoor Corp.	1,788	130,292	(a)
Skechers U.S.A. Inc., Class A	406	29,195	(a)
Wolverine World Wide Inc.	10,400	347,880
		524,669
Forest Products—0.1%
Boise Cascade Co.	726	27,196	(a)
Gas Utilities—0.1%
South Jersey Industries Inc.	756	41,036

General Merchandise Stores—0.1%
Burlington Stores Inc.	406	24,125	(a)
Health Care REITs—0.5%
Aviv REIT Inc.	439	16,024
National Health Investors Inc.	203	14,415
Omega Healthcare Investors Inc.	3,050	123,738
Sabra Health Care REIT Inc.	2,385	79,063
		233,240
Healthcare Distributors—0.4%
Aceto Corp.	3,200	70,400
Owens & Minor Inc.	3,624	122,636
		193,036
Healthcare Equipment—4.8%
Cantel Medical Corp.	3,000	142,500
Exactech Inc.	660	16,916	(a)
Globus Medical Inc., Class A	9,460	238,770	(a)
Greatbatch Inc.	297	17,182	(a)
Hill-Rom Holdings Inc.	6,282	307,818
Insulet Corp.	4,700	156,745	(a)
Integra LifeSciences Holdings Corp.	4,900	302,085	(a)
Masimo Corp.	5,600	184,688	(a)
Natus Medical Inc.	1,628	64,257	(a)
NuVasive Inc.	5,300	243,747	(a)
Orthofix International N.V.	1,298	46,585	(a)
STERIS Corp.	4,612	324,085
Zeltiq Aesthetics Inc.	1,000	30,830	(a)
		2,076,208
Healthcare Facilities—0.6%
Amsurg Corp.	3,800	233,776	(a)
Hanger Inc.	552	12,525	(a)
Kindred Healthcare Inc.	1,295	30,808
		277,109
Healthcare Services—2.2%
Air Methods Corp.	2,485	115,776	(a)
Bio-Reference Laboratories Inc.	5,788	203,969	(a)
IPC Healthcare Inc.	4,884	227,790	(a)
MEDNAX Inc.	5,141	372,774	(a)
Team Health Holdings Inc.	522	30,542	(a)
		950,851
Healthcare Supplies—1.3%
Endologix Inc.	7,912	135,058	(a)
ICU Medical Inc.	1,900	176,966	(a)
Merit Medical Systems Inc.	317	6,102	(a)
Vascular Solutions Inc.	700	21,224	(a)
West Pharmaceutical Services Inc.	3,600	216,756
		556,106
Healthcare Technology—1.2%
HMS Holdings Corp.	9,541	147,409	(a)
MedAssets Inc.	576	10,840	(a)
Medidata Solutions Inc.	2,600	127,504	(a)
Merge Healthcare Inc.	5,500	24,585	(a)
Omnicell Inc.	4,600	161,460	(a)
Quality Systems Inc.	1,338	21,381
Veeva Systems Inc., Class A	750	19,148	(a)
		512,327
Home Building—0.1%
Meritage Homes Corp.	1,034	50,294	(a)

Home Furnishing Retail—0.0% *
Pier 1 Imports Inc.	909	12,708
Home Furnishings—0.1%
Ethan Allen Interiors Inc.	1,661	45,910
Hotel & Resort REITs—0.5%
Ashford Hospitality Trust Inc.	2,784	26,782
Hersha Hospitality Trust	5,986	38,730
RLJ Lodging Trust	2,723	85,257
Strategic Hotels & Resorts Inc.	1,961	24,375	(a)
Summit Hotel Properties Inc.	3,690	51,918
		227,062
Hotels, Resorts & Cruise Lines—0.3%
Interval Leisure Group Inc.	5,307	139,096
Household Appliances—0.3%
Helen of Troy Ltd.	1,435	116,938	(a)
Household Products—0.1%
Central Garden and Pet Co., Class A	2,200	23,364	(a)
Housewares & Specialties—0.8%
Jarden Corp.	6,465	341,998	(a)
Human Resource & Employment Services—0.1%
Insperity Inc.	528	27,609
TrueBlue Inc.	1,229	29,926	(a)
		57,535
Industrial Conglomerates—0.3%
Raven Industries Inc.	6,300	128,898
Industrial Machinery—6.9%
Actuant Corp., Class A	8,521	202,288
Altra Industrial Motion Corp.	1,175	32,477
Blount International Inc.	1,466	18,882	(a)
CLARCOR Inc.	5,682	375,353
EnPro Industries Inc.	1,500	98,925
IDEX Corp.	3,055	231,661
John Bean Technologies Corp.	1,238	44,221
LB Foster Co., Class A	661	31,384
Luxfer Holdings PLC ADR	5,771	77,158
Lydall Inc.	2,900	91,988	(a)
Mueller Industries Inc.	5,359	193,621
Nordson Corp.	2,450	191,933
RBC Bearings Inc.	3,000	229,620
Standex International Corp.	2,000	164,260
The Gorman-Rupp Co.	300	8,985
The Timken Co.	5,490	231,349
TriMas Corp.	10,930	336,535	(a)
Woodward Inc.	8,128	414,609
		2,975,249
Industrial REITs—0.2%
Rexford Industrial Realty Inc.	1,952	30,861
STAG Industrial Inc.	1,833	43,112
		73,973
Internet Retail—0.1%
Liberty TripAdvisor Holdings Inc., Class A	900	28,611	(a)
Internet Software & Services—1.4%
Cimpress N.V.	400	33,752	(a)
Constant Contact Inc.	1,000	38,210	(a)
Cornerstone OnDemand Inc.	3,519	101,664	(a)
Envestnet Inc.	466	26,133	(a)
GrubHub Inc.	679	30,820	(a)
LogMeIn Inc.	4,100	229,559	(a)

Marchex Inc., Class B	2,600	10,608
NIC Inc.	6,280	110,968
Perficient Inc.	122	2,524	(a)
		584,238
Investment Banking & Brokerage—1.0%
Greenhill & Company Inc.	1,055	41,831
Piper Jaffray Cos.	820	43,017	(a)
Raymond James Financial Inc.	5,776	327,961
Stifel Financial Corp.	596	33,227	(a)
		446,036
IT Consulting & Other Services—0.1%
Luxoft Holding Inc.	554	28,664	(a)
Leisure Facilities—0.1%
Vail Resorts Inc.	246	25,441
Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	2,020	58,843
StanCorp Financial Group Inc.	509	34,917
		93,760
Life Sciences Tools & Services—1.4%
Bruker Corp.	6,311	116,564	(a)
Cambrex Corp.	2,033	80,568	(a)
Charles River Laboratories International Inc.	429	34,015	(a)
ICON PLC	4,720	332,902	(a)
Luminex Corp.	1,100	17,600	(a)
VWR Corp.	600	15,594	(a)
		597,243
Managed Healthcare—1.1%
Centene Corp.	4,570	323,053	(a)
Molina Healthcare Inc.	2,390	160,823	(a)
		483,876
Marine—0.1%
Baltic Trading Ltd.	2,876	4,285
Matson Inc.	746	31,452
		35,737
Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	5,411	306,641
Horace Mann Educators Corp.	353	12,073
		318,714
Multi-Utilities—0.2%
Avista Corp.	1,045	35,718
Black Hills Corp.	678	34,198
		69,916
Office REITs—1.1%
BioMed Realty Trust Inc.	11,719	265,553
Coresite Realty Corp.	2,981	145,115
Franklin Street Properties Corp.	1,840	23,589
Gramercy Property Trust Inc.	1,106	31,045
		465,302
Office Services & Supplies—1.2%
ARC Document Solutions Inc.	2,469	22,789	(a)
Herman Miller Inc.	5,327	147,878
HNI Corp.	505	27,861
Knoll Inc.	1,128	26,429
Steelcase Inc., Class A	1,413	26,762
West Corp.	7,980	269,165
		520,884
Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	1,932	26,372

Oil & Gas Equipment & Services—1.3%
CARBO Ceramics Inc.	4,630	141,261
Dril-Quip Inc.	997	68,185	(a)
Forum Energy Technologies Inc.	9,800	192,080	(a)
Geospace Technologies Corp.	542	8,948	(a)
Hornbeck Offshore Services Inc.	1,354	25,469	(a)
Natural Gas Services Group Inc.	1,043	20,047	(a)
Oil States International Inc.	1,936	76,995	(a)
Seventy Seven Energy Inc.	2,760	11,454	(a)
Willbros Group Inc.	1,856	6,143	(a)
		550,582
Oil & Gas Exploration & Production—1.8%
Bill Barrett Corp.	2,333	19,364	(a)
Carrizo Oil & Gas Inc.	590	29,294	(a)
Denbury Resources Inc.	16,200	118,098
Newfield Exploration Co.	7,490	262,824	(a)
Sanchez Energy Corp.	5,130	66,741	(a)
SM Energy Co.	4,490	232,043
Synergy Resources Corp.	3,678	43,584	(a)
		771,948
Oil & Gas Refining & Marketing—0.3%
Delek US Holdings Inc.	767	30,488
PBF Energy Inc., Class A	884	29,985
REX American Resources Corp.	307	18,669	(a)
Western Refining Inc.	1,343	66,331
		145,473
Packaged Foods & Meats—2.7%
B&G Foods Inc.	6,800	200,124
Boulder Brands Inc.	1,182	11,264	(a)
J&J Snack Foods Corp.	108	11,524
Lancaster Colony Corp.	2,200	209,374
Post Holdings Inc.	2,300	107,732	(a)
Sanderson Farms Inc.	2,315	184,390
Snyder’s-Lance Inc.	8,400	268,464
TreeHouse Foods Inc.	2,300	195,546	(a)
		1,188,418
Paper Packaging—0.4%
Packaging Corporation of America	2,403	187,891
Paper Products—0.1%
Neenah Paper Inc.	895	55,973
Personal Products—0.1%
Elizabeth Arden Inc.	3,900	60,840	(a)
Pharmaceuticals—0.7%
Horizon Pharma PLC	2,000	51,940	(a)
Impax Laboratories Inc.	800	37,496	(a)
Lannett Company Inc.	965	65,340	(a)
Phibro Animal Health Corp., Class A	2,400	84,984
Prestige Brands Holdings Inc.	549	23,547	(a)
SciClone Pharmaceuticals Inc.	2,900	25,694	(a)
		289,001
Property & Casualty Insurance—1.7%
Allied World Assurance Company Holdings AG	6,500	262,600
Argo Group International Holdings Ltd.	4,666	234,000
Federated National Holding Co.	700	21,420
James River Group Holdings Ltd.	500	11,765
RLI Corp.	1,675	87,787
The Navigators Group Inc.	1,600	124,544	(a)
		742,116

Publishing—0.9%
John Wiley & Sons Inc., Class A	6,164	376,867
Railroads—0.7%
Genesee & Wyoming Inc., Class A	3,066	295,685	(a)
Real Estate Services—0.1%
Kennedy-Wilson Holdings Inc.	874	22,846
Regional Banks—7.7%
Bank of the Ozarks Inc.	1,299	47,972
BankUnited Inc.	1,101	36,047
Banner Corp.	742	34,058
Bryn Mawr Bank Corp.	4,000	121,640
Camden National Corp.	355	14,143
Cardinal Financial Corp.	688	13,746
Cascade Bancorp	1,672	8,026	(a)
CoBiz Financial Inc.	868	10,694
Columbia Banking System Inc.	815	23,611
Community Bank System Inc.	4,000	141,560
Cullen/Frost Bankers Inc.	2,045	141,269
CVB Financial Corp.	12,300	196,062
Enterprise Financial Services Corp.	678	14,007
FCB Financial Holdings Inc., Class A	1,365	37,360	(a)
Fidelity Southern Corp.	967	16,323
First Financial Bankshares Inc.	4,700	129,908
Fulton Financial Corp.	13,407	165,442
Glacier Bancorp Inc.	404	10,161
Great Southern Bancorp Inc.	492	19,380
Home BancShares Inc.	1,005	34,059
Iberiabank Corp.	2,585	162,933
Independent Bank Corp.	2,200	96,514
Lakeland Financial Corp.	317	12,864
LegacyTexas Financial Group Inc.	1,615	36,709
NBT Bancorp Inc.	3,000	75,180
Old National Bancorp	2,969	42,130
PacWest Bancorp	1,379	64,661
PrivateBancorp Inc.	4,583	161,184
Prosperity Bancshares Inc.	5,574	292,523
Renasant Corp.	7,568	227,418
South State Corp.	401	27,424
Southwest Bancorp. Inc.	1,187	21,117
Susquehanna Bancshares Inc.	2,086	28,599
SVB Financial Group	1,505	191,195	(a)
UMB Financial Corp.	6,200	327,918
Umpqua Holdings Corp.	3,091	53,103
Union Bankshares Corp.	1,222	27,141
United Community Banks Inc.	630	11,894
Veritex Holdings Inc.	510	7,125	(a)
Washington Trust Bancorp Inc.	3,000	114,570
Westamerica Bancorporation	2,562	110,704
Wintrust Financial Corp.	901	42,960
		3,351,334
Reinsurance—1.0%
Endurance Specialty Holdings Ltd.	6,000	366,840
Maiden Holdings Ltd.	2,859	42,399
RenaissanceRe Holdings Ltd.	125	12,466
		421,705
Research & Consulting Services—0.3%
Resources Connection Inc.	6,129	107,258

Residential REITs—0.5%
Associated Estates Realty Corp.	2,570	63,428
Education Realty Trust Inc.	4,124	145,907
		209,335
Restaurants—0.8%
BJ’s Restaurants Inc.	119	6,004	(a)
Cracker Barrel Old Country Store Inc.	1,018	154,878
DineEquity Inc.	234	25,040
Texas Roadhouse Inc.	4,688	170,784
		356,706
Retail REITs—0.1%
Inland Real Estate Corp.	4,082	43,637
Security & Alarm Services—0.7%
The Brink’s Co.	11,005	304,068
Semiconductor Equipment—0.5%
Advanced Energy Industries Inc.	800	20,528	(a)
Brooks Automation Inc.	892	10,374
Cabot Microelectronics Corp.	600	29,982	(a)
Rudolph Technologies Inc.	14,260	157,145	(a)
Tessera Technologies Inc.	400	16,112
		234,141
Semiconductors—1.8%
Ambarella Inc.	300	22,713	(a)
Atmel Corp.	2,600	21,398
Cirrus Logic Inc.	700	23,282	(a)
Diodes Inc.	1,405	40,127	(a)
Exar Corp.	2,293	23,045	(a)
Inphi Corp.	1,302	23,215	(a)
Integrated Device Technology Inc.	2,000	40,040	(a)
Lattice Semiconductor Corp.	1,403	8,895	(a)
Microsemi Corp.	9,349	330,954	(a)
PMC-Sierra Inc.	2,500	23,200	(a)
Qorvo Inc.	775	61,767	(a)
Semtech Corp.	6,440	171,594	(a)
		790,230
Specialized Finance—0.1%
MarketAxess Holdings Inc.	300	24,870
NewStar Financial Inc.	1,285	15,073	(a)
		39,943
Specialty Chemicals—2.6%
A Schulman Inc.	500	24,100
Balchem Corp.	1,378	76,314
HB Fuller Co.	3,944	169,079
Innophos Holdings Inc.	300	16,908
Innospec Inc.	2,000	92,780
Minerals Technologies Inc.	341	24,927
OM Group Inc.	881	26,456
PolyOne Corp.	4,997	186,638
Quaker Chemical Corp.	1,812	155,180
Sensient Technologies Corp.	5,092	350,737
Stepan Co.	154	6,416
		1,129,535
Specialty Stores—0.0% *
Build-A-Bear Workshop Inc.	983	19,316	(a)
Steel—0.6%
Commercial Metals Co.	6,374	103,195
Schnitzer Steel Industries Inc., Class A	992	15,733
TimkenSteel Corp.	5,795	153,394
		272,322

Systems Software—1.4%
FleetMatics Group PLC	5,700	255,645	(a)
Qualys Inc.	6,600	306,768	(a)
The Rubicon Project Inc.	1,697	30,410	(a)
VASCO Data Security International Inc.	1,200	25,848	(a)
		618,671
Technology Distributors—0.2%
Insight Enterprises Inc.	761	21,704	(a)
ScanSource Inc.	928	37,723	(a)
Tech Data Corp.	577	33,333	(a)
		92,760
Technology Hardware, Storage & Peripherals—0.7%
Diebold Inc.	8,055	285,630
Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,049	25,082	(a)
Washington Federal Inc.	1,696	36,981
		62,063
Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	7,277	329,939
Beacon Roofing Supply Inc.	669	20,940	(a)
		350,879
Trucking—1.0%
ArcBest Corp.	500	18,945
Con-way Inc.	460	20,300
Marten Transport Ltd.	1,756	40,739
Old Dominion Freight Line Inc.	3,926	303,480	(a)
Saia Inc.	1,012	44,831	(a)
		428,295

Total Common Stock (Cost $31,821,109)		41,052,530

Short-Term Investments—4.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,765,478)		1,765,478	(b,c,d)

Total Investments (Cost $33,586,587)		42,818,008

Other Assets and Liabilities, net—1.2%		507,166

NET ASSETS—100.0%		$43,325,174

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2015	3	$374,670	$4,927

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Income Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Bonds and Notes—99.3% †		Principal Amount	Fair Value
U.S. Treasuries—21.5%
U.S. Treasury Bonds
2.50%	02/15/45	$1,581,900	$1,567,316
4.75%	02/15/41	266,000	381,357
U.S. Treasury Notes
0.50%	06/30/16 - 02/28/17	1,428,800	1,428,537
0.88%	06/15/17	1,293,000	1,299,768
1.38%	02/29/20	1,439,400	1,439,737
1.63%	12/31/19	42,000	42,535
2.00%	02/15/25	661,900	666,088
			6,825,338
Agency Mortgage Backed—31.4%
Federal Home Loan Mortgage Corp.
3.50%	04/01/44	193,447	204,534
4.00%	05/01/44	416,059	449,717
4.50%	06/01/33 - 02/01/35	8,104	8,870
5.00%	07/01/35 - 06/01/41	254,493	287,386
5.50%	05/01/20 - 01/01/38	100,213	113,707
6.00%	04/01/17 - 11/01/37	239,597	273,540
6.50%	02/01/29	126	147
7.00%	10/01/16 - 08/01/36	42,436	48,405
7.50%	01/01/30 - 09/01/33	5,073	5,728
8.00%	11/01/30	11,701	13,494
8.25%	06/01/26	60,000	84,693	(a)
8.50%	04/01/30	7,492	9,464
Federal National Mortgage Assoc.
2.10%	04/01/37	1,066	1,101	(b)
3.00%	02/01/43 - 06/01/43	1,919,460	1,967,111
3.50%	11/01/42 - 02/01/43	361,699	383,015
4.00%	05/01/19 - 03/01/44	667,146	717,877
4.50%	05/01/18 - 01/01/41	752,071	820,784
5.00%	03/01/34 - 06/01/41	371,363	420,570
5.50%	06/01/20 - 01/01/39	402,950	451,957
6.00%	10/01/19 - 07/01/35	388,314	447,380
6.50%	07/01/17 - 08/01/34	58,649	66,037
7.00%	10/01/16 - 02/01/34	20,775	22,470
7.50%	05/01/15 - 12/01/33	33,025	36,404
8.00%	12/01/15 - 01/01/33	17,028	19,432
9.00%	12/01/17 - 12/01/22	2,414	2,634
2.50%	TBA	1,229,403	1,262,635	(c)
Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	7,151	7,351	(b)
3.00%	04/20/43 - 06/20/43	313,060	323,027
3.50%	05/20/43	86,456	91,229
4.00%	01/20/41 - 04/20/43	318,170	341,558
4.50%	08/15/33 - 03/20/41	249,650	274,070
6.00%	04/15/27 - 09/15/36	151,560	175,581
6.50%	04/15/19 - 08/15/36	71,948	82,839
7.00%	01/15/28 - 10/15/36	46,123	50,808
7.50%	11/15/31	422	424
8.00%	12/15/29	798	809
8.50%	10/15/17	2,053	2,164

9.00%	11/15/16 - 12/15/21	6,156	6,486
3.00%	TBA	210,648	216,897	(c)
5.00%	TBA	265,000	295,320	(c)
			9,987,655
Agency Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	732,221	2,170	(b,d)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	157,424	16,633	(d)
4.50%	03/15/18	10,840	130	(d)
5.00%	10/15/18	7,110	95	(d)
5.50%	06/15/33	46,194	9,085	(d)
6.43%	08/15/25	75,666	7,914	(b,d)
7.50%	07/15/27	3,610	566	(d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	460	431	(e,f)
5.78%	08/15/43	90,937	19,586	(b,d)
8.00%	02/01/23 - 07/01/24	1,663	377	(d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	96	95	(e,f)
1.23%	12/25/42	41,713	1,980	(b,d)
5.00%	09/25/40	102,367	10,339	(d)
5.83%	07/25/38	21,346	2,675	(b,d)
7.00%	09/25/20	232	250
7.33%	05/25/18	60,932	4,672	(b,d)
8.00%	05/25/22	2	39	(d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	40,898	38,774	(e,f)
4.50%	08/25/35 - 01/25/36	55,213	8,999	(d)
5.00%	03/25/38 - 05/25/38	32,216	5,815	(d)
5.50%	12/25/33	11,233	2,058	(d)
6.00%	01/25/35	18,941	3,759	(d)
7.50%	11/25/23	9,661	1,570	(d)
8.00%	08/25/23 - 07/25/24	3,352	726	(d)
8.50%	07/25/22	110	17	(d)
9.00%	05/25/22	85	16	(d)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	172,322	13,932	(d)
5.00%	12/20/35 - 09/20/38	130,562	9,526	(d)
6.07%	02/20/40	42,952	7,154	(b,d)
6.63%	01/16/40	74,537	13,449	(b,d)
			182,832
Asset Backed—0.1%
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	20,041
Corporate Notes—37.8%
21st Century Fox America Inc.
6.65%	11/15/37	30,000	40,455	(g)
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,427	(g)
Abbott Laboratories
2.95%	03/15/25	18,000	18,214
AbbVie Inc.
1.75%	11/06/17	45,000	45,160	(g)
2.00%	11/06/18	31,000	30,981	(g)
ACCO Brands Corp.
6.75%	04/30/20	44,000	46,090	(g)

ACE INA Holdings Inc.
3.15%	03/15/25	45,000	46,007
Actavis Funding SCS
1.30%	06/15/17	27,000	26,769
3.00%	03/12/20	23,000	23,531
3.45%	03/15/22	32,000	32,777
3.80%	03/15/25	45,000	46,441
4.55%	03/15/35	23,000	23,973
Activision Blizzard Inc.
5.63%	09/15/21	43,000	45,795	(g,h)
Aetna Inc.
3.50%	11/15/24	23,000	23,991
Agrium Inc.
3.38%	03/15/25	11,000	11,000
4.90%	06/01/43	17,000	18,186	(g)
Altria Group Inc.
2.95%	05/02/23	23,000	22,903	(g)
4.50%	05/02/43	23,000	23,790	(g)
America Movil SAB de C.V.
5.00%	03/30/20	100,000	113,322	(g)
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	34,733	(g)
6.63%	10/15/22	9,000	9,653	(g)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	32,000	33,182	(g)
American Electric Power Company Inc.
2.95%	12/15/22	36,000	36,298
American Express Co.
3.63%	12/05/24	45,000	46,213
American International Group Inc.
3.38%	08/15/20	16,000	16,882	(g)
3.88%	01/15/35	25,000	25,125
4.13%	02/15/24	32,000	34,641	(g)
4.50%	07/16/44	23,000	24,689
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	35,000	32,813	(g,h)
American Tower Corp. (REIT)
3.40%	02/15/19	44,000	45,438	(g)
Amgen Inc.
2.20%	05/22/19	65,000	65,840	(g)
Amkor Technology Inc.
6.63%	06/01/21	26,000	27,040	(g)
Anadarko Petroleum Corp.
6.20%	03/15/40	26,000	31,656	(g)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	75,966	(g)
Anthem Inc.
3.30%	01/15/23	22,000	22,348	(g)
Apple Inc.
2.50%	02/09/25	70,000	68,503	(g)
2.85%	05/06/21	43,000	44,803	(g)
3.45%	02/09/45	25,000	23,731	(g)
Aramark Services Inc.
5.75%	03/15/20	47,000	49,115	(g)
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	36,368	(g)
Ares Capital Corp.
3.88%	01/15/20	30,000	30,525	(g)

Ascension Health
4.85%	11/15/53	36,000	41,914	(g)
AT&T Inc.
2.38%	11/27/18	22,000	22,283	(g)
4.80%	06/15/44	26,000	26,625	(g)
Bank of America Corp.
1.70%	08/25/17	21,000	21,081	(g)
2.00%	01/11/18	92,000	92,695	(g)
2.60%	01/15/19	38,000	38,676	(g)
4.00%	01/22/25	45,000	45,364	(g)
4.10%	07/24/23	40,000	42,682	(g)
4.25%	10/22/26	40,000	41,294	(g)
Barrick Gold Corp.
4.10%	05/01/23	25,000	24,663
Baytex Energy Corp.
5.13%	06/01/21	26,000	23,855	(h)
Bed Bath & Beyond Inc.
3.75%	08/01/24	21,000	21,827	(g)
4.92%	08/01/34	6,000	6,434	(g)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	115,000	149,904	(g)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	28,081	(g)
Berkshire Hathaway Inc.
4.50%	02/11/43	13,000	14,667	(g)
Bombardier Inc.
4.75%	04/15/19	27,000	26,460	(g,h)
6.00%	10/15/22	43,000	40,366	(g,h)
7.75%	03/15/20	52,000	54,418	(g,h)
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,897	(g)
3.81%	02/10/24	55,000	57,091	(g)
Brocade Communications Systems Inc.
4.63%	01/15/23	14,000	13,965	(g)
Building Materials Corporation of America
5.38%	11/15/24	26,000	26,390	(h)
Calpine Corp.
5.75%	01/15/25	27,000	27,203	(g)
5.88%	01/15/24	32,000	34,576	(g,h)
Canadian Pacific Railway Co.
2.90%	02/01/25	40,000	39,900
Caterpillar Inc.
4.30%	05/15/44	22,000	23,814	(g)
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,410
4.35%	11/01/42	16,000	16,029
CBS Corp.
3.70%	08/15/24	34,000	35,010	(g)
CCOH Safari LLC
5.75%	12/01/24	26,000	26,780
Cequel Capital Corp.
5.13%	12/15/21	53,000	52,934	(g,h)
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	26,966	(g)
5.38%	06/15/21	43,000	41,710	(g)
Cigna Corp.
3.25%	04/15/25	45,000	45,911

Citigroup Inc.
1.75%	05/01/18	47,000	46,918	(g)
5.50%	09/13/25	42,000	47,602	(g)
CMS Energy Corp.
4.88%	03/01/44	23,000	26,785	(g)
CNA Financial Corp.
5.88%	08/15/20	38,000	43,950	(g)
Cogeco Cable Inc.
4.88%	05/01/20	45,000	45,562	(g,h)
Comcast Corp.
4.20%	08/15/34	22,000	23,833	(g)
ConocoPhillips Co.
3.35%	11/15/24	45,000	46,373
Continental Resources Inc.
4.90%	06/01/44	21,000	18,520	(g)
Corp Andina de Fomento
4.38%	06/15/22	71,000	77,532	(g)
Corporate Office Properties LP (REIT)
3.70%	06/15/21	21,000	21,230	(g)
Cott Beverages Inc.
5.38%	07/01/22	26,000	25,058	(h)
COX Communications Inc.
4.70%	12/15/42	11,000	11,208	(g,h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	18,000	18,158	(g)
CSX Corp.
4.50%	08/01/54	22,000	23,754	(g)
CVS Health Corp.
2.25%	08/12/19	65,000	66,003	(g)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	153,822	(g,h)
DaVita HealthCare Partners Inc.
5.13%	07/15/24	17,000	17,340	(g)
Dean Foods Co.
6.50%	03/15/23	20,000	20,100	(h)
Denbury Resources Inc.
6.38%	08/15/21	62,000	58,435	(g)
Diageo Capital PLC
1.13%	04/29/18	47,000	46,734	(g)
Diageo Investment Corp.
2.88%	05/11/22	51,000	51,972	(g)
DigitalGlobe Inc.
5.25%	02/01/21	51,000	51,000	(g,h)
DIRECTV Holdings LLC
4.45%	04/01/24	35,000	37,380	(g)
5.15%	03/15/42	45,000	47,028	(g)
Dollar General Corp.
1.88%	04/15/18	45,000	44,517	(g)
4.13%	07/15/17	46,000	48,387	(g)
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,475	(g)
Duke Energy Corp.
3.75%	04/15/24	43,000	46,028	(g)
Duke Energy Progress Inc.
4.15%	12/01/44	15,000	16,385
Eastman Chemical Co.
3.60%	08/15/22	45,000	46,778

Eaton Corp.
2.75%	11/02/22	50,000	50,104	(g)
Ecopetrol S.A.
5.88%	05/28/45	11,000	10,235	(g)
Electricite de France S.A.
2.15%	01/22/19	91,000	92,190	(g,h)
Eli Lilly & Co.
2.75%	06/01/25	23,000	23,102
3.70%	03/01/45	4,000	4,001
EMD Finance LLC
3.25%	03/19/25	68,000	68,854	(h)
Energy Transfer Equity LP
5.88%	01/15/24	87,000	91,785	(g)
Energy Transfer Partners LP
4.05%	03/15/25	18,000	18,152
5.15%	03/15/45	16,000	16,100
6.50%	02/01/42	42,000	48,719	(g)
Ensco PLC
4.50%	10/01/24	24,000	23,262	(g)
5.20%	03/15/25	37,000	37,058
5.75%	10/01/44	12,000	11,622	(g)
Enterprise Products Operating LLC
3.75%	02/15/25	37,000	38,194	(g)
ERP Operating LP
4.50%	07/01/44	9,000	9,686	(g)
European Investment Bank
4.88%	01/17/17	75,000	80,573	(g)
FedEx Corp.
3.20%	02/01/25	45,000	45,608
4.10%	02/01/45	2,000	1,997
Florida Power & Light Co.
4.13%	02/01/42	31,000	34,361	(g)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	47,000	51,465	(g,h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	56,550	(g)
General Motors Co.
4.88%	10/02/23	16,000	17,323	(g)
5.00%	04/01/35	43,000	45,883
6.25%	10/02/43	29,000	35,527
General Motors Financial Company Inc.
2.63%	07/10/17	18,000	18,180	(g)
3.00%	09/25/17	26,000	26,488	(g)
3.50%	07/10/19	18,000	18,480	(g)
4.38%	09/25/21	43,000	45,670	(g)
Georgia-Pacific LLC
3.60%	03/01/25	70,000	71,758	(h)
Gilead Sciences Inc.
4.80%	04/01/44	20,000	23,048	(g)
Glencore Funding LLC
4.13%	05/30/23	43,000	43,791	(g,h)
HCA Inc.
4.75%	05/01/23	72,000	74,700	(g)
6.50%	02/15/20	45,000	50,670	(g)
Humana Inc.
3.85%	10/01/24	23,000	24,039	(g)
Huntsman International LLC
4.88%	11/15/20	46,000	46,000	(g)

Hyundai Capital America
2.13%	10/02/17	23,000	23,227	(g,h)
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	47,729	(g)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	32,000	32,537
Ingles Markets Inc.
5.75%	06/15/23	54,000	55,890	(g)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	43,000	40,581	(g)
Invesco Finance PLC
3.13%	11/30/22	67,000	67,687	(g)
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	14,105	(g,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	25,000	25,313	(g,h)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,570	(g)
6.50%	01/20/43	16,000	15,920	(g)
John Deere Capital Corp.
3.35%	06/12/24	43,000	45,351	(g)
Johnson Controls Inc.
4.63%	07/02/44	22,000	23,595	(g)
JPMorgan Chase & Co.
3.88%	09/10/24	68,000	69,761	(g)
5.00%	12/29/49	32,000	31,438	(b,g)
6.10%	10/29/49	55,000	56,650	(b,g)
KB Home
7.00%	12/15/21	44,000	44,770	(g)
Kerr-McGee Corp.
6.95%	07/01/24	14,000	17,520	(g)
Keysight Technologies Inc.
4.55%	10/30/24	45,000	45,343	(g,h)
KFW
2.00%	10/04/22	90,000	91,028	(g)
4.50%	07/16/18	85,000	94,163	(g)
Kilroy Realty LP
4.25%	08/15/29	22,000	22,928	(g)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	39,000	38,235	(g)
4.30%	05/01/24	20,000	20,362	(g)
Kinder Morgan Inc.
3.05%	12/01/19	23,000	23,228
5.55%	06/01/45	14,000	14,761
5.63%	11/15/23	61,000	67,078	(g,h)
Kinross Gold Corp.
5.95%	03/15/24	23,000	21,300
6.88%	09/01/41	5,000	4,504	(g)
Korea National Oil Corp.
2.88%	11/09/15	100,000	101,122	(g,h)
L Brands Inc.
5.63%	02/15/22	30,000	33,000	(g)
L-3 Communications Corp.
1.50%	05/28/17	30,000	29,812	(g)
Lamar Media Corp.
5.00%	05/01/23	27,000	27,608	(g)
Lear Corp.
5.25%	01/15/25	26,000	26,520

Lennar Corp.
4.50%	11/15/19	26,000	26,715
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	51,126	(g,h)
Lockheed Martin Corp.
3.80%	03/01/45	23,000	22,863
LyondellBasell Industries N.V.
4.63%	02/26/55	9,000	8,962
Macy’s Retail Holdings Inc.
4.50%	12/15/34	45,000	47,629
Marathon Petroleum Corp.
3.63%	09/15/24	45,000	45,513	(g)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	17,000	17,381
5.50%	02/15/23	32,000	32,880	(g)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	45,000	46,195	(g)
Mattel Inc.
2.35%	05/06/19	67,000	66,826	(g)
Medtronic Inc.
2.50%	03/15/20	14,000	14,310	(h)
3.50%	03/15/25	47,000	49,133	(h)
4.63%	03/15/45	25,000	28,337	(h)
MEG Energy Corp.
6.50%	03/15/21	26,000	24,050	(g,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	20,139	(g)
Merck & Company Inc.
2.75%	02/10/25	45,000	44,964
MetLife Inc.
4.05%	03/01/45	23,000	23,819
4.72%	12/15/44	18,000	20,425	(g)
MGM Resorts International
5.25%	03/31/20	43,000	43,641	(g)
Microsoft Corp.
4.00%	02/12/55	25,000	24,958
Monsanto Co.
3.38%	07/15/24	21,000	21,831	(g)
4.70%	07/15/64	12,000	13,058	(g)
Morgan Stanley
2.65%	01/27/20	25,000	25,348
3.70%	10/23/24	22,000	22,937
4.10%	05/22/23	87,000	90,542	(g)
4.88%	11/01/22	49,000	53,516	(g)
5.00%	11/24/25	18,000	19,884	(g)
Motorola Solutions Inc.
4.00%	09/01/24	20,000	20,666	(g)
Mylan Inc.
7.88%	07/15/20	70,000	73,956	(g,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	102,462	(g,h)
National Retail Properties Inc.
3.90%	06/15/24	24,000	24,901	(g)
NCL Corporation Ltd.
5.00%	02/15/18	26,000	26,520	(g)
Newfield Exploration Co.
5.63%	07/01/24	22,000	22,880	(g)
5.75%	01/30/22	77,000	80,272	(g)

Newmont Mining Corp.
4.88%	03/15/42	17,000	15,126	(g)
Nexen Energy ULC
6.40%	05/15/37	25,000	31,655	(g)
Noble Energy Inc.
3.90%	11/15/24	27,000	27,468
Northrop Grumman Corp.
3.85%	04/15/45	14,000	13,781
NRG Energy Inc.
6.25%	07/15/22	26,000	26,715
Omnicom Group Inc.
3.63%	05/01/22	23,000	24,120	(g)
ONEOK Partners LP
4.90%	03/15/25	14,000	14,166
Oracle Corp.
2.25%	10/08/19	87,000	88,718	(g)
Owens & Minor Inc.
3.88%	09/15/21	45,000	47,073	(g)
Owens-Brockway Glass Container Inc.
5.38%	01/15/25	9,000	9,259	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	70,885	(g)
PacifiCorp
6.25%	10/15/37	12,000	16,494	(g)
PepsiCo Inc.
4.25%	10/22/44	13,000	13,861
Petrobras Global Finance BV
3.50%	02/06/17	50,000	46,792	(g)
3.88%	01/27/16	25,000	24,522	(g)
6.25%	03/17/24	10,000	9,428
Petroleos Mexicanos
3.50%	01/30/23	21,000	20,507	(g)
Philip Morris International Inc.
4.13%	03/04/43	24,000	24,589	(g)
Phillips 66 Partners LP
2.65%	02/15/20	14,000	14,059
3.61%	02/15/25	23,000	23,039
Pitney Bowes Inc.
4.63%	03/15/24	43,000	45,105	(g)
Prudential Financial Inc.
5.63%	06/15/43	16,000	16,960	(b,g)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	67,775	(g)
Quest Diagnostics Inc.
4.70%	03/30/45	14,000	14,296
Range Resources Corp.
5.75%	06/01/21	37,000	38,654	(g)
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22	59,000	61,360	(g)
Revlon Consumer Products Corp.
5.75%	02/15/21	59,000	60,917	(g)
Rockwood Specialties Group Inc.
4.63%	10/15/20	110,000	114,537	(g)
Rowan Companies Inc.
5.85%	01/15/44	9,000	7,756	(g)
Royal Bank of Canada
1.20%	09/19/17	81,000	81,041

Ryder System Inc.
2.45%	09/03/19	54,000	54,095	(g)
Scripps Networks Interactive Inc.
2.75%	11/15/19	25,000	25,211
Seagate HDD Cayman
4.75%	01/01/25	33,000	34,171	(g,h)
Sealed Air Corp.
4.88%	12/01/22	9,000	9,180	(h)
5.13%	12/01/24	9,000	9,315	(h)
Shell International Finance BV
3.40%	08/12/23	69,000	72,989	(g)
Sinclair Television Group Inc.
5.38%	04/01/21	19,000	19,499
Southern California Edison Co.
2.40%	02/01/22	20,000	20,036
Spectra Energy Partners LP
4.75%	03/15/24	43,000	47,221	(g)
Sprint Corp.
7.25%	09/15/21	25,000	25,125
7.63%	02/15/25	25,000	24,875
Statoil ASA
3.70%	03/01/24	44,000	46,996	(g)
4.80%	11/08/43	10,000	11,679	(g)
Sysco Corp.
2.35%	10/02/19	45,000	46,041	(g)
3.50%	10/02/24	30,000	31,131	(g)
Talisman Energy Inc.
6.25%	02/01/38	20,000	21,625	(g)
Tampa Electric Co.
4.35%	05/15/44	22,000	24,584	(g)
Tanger Properties LP
3.75%	12/01/24	7,000	7,179
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	45,000	44,775	(h)
Target Corp.
3.50%	07/01/24	50,000	53,084	(g)
TD Ameritrade Holding Corp.
2.95%	04/01/22	22,000	22,368
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	45,000	50,801	(g,h)
Teck Resources Ltd.
3.75%	02/01/23	26,000	24,351	(g)
5.40%	02/01/43	14,000	12,628	(g)
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,228	(g)
6.00%	10/01/20	44,000	46,640	(g)
The Allstate Corp.
5.75%	08/15/53	25,000	27,219	(b,g)
The Boeing Co.
2.85%	10/30/24	32,000	32,848
The Dow Chemical Co.
3.50%	10/01/24	45,000	45,697	(g)
4.25%	10/01/34	50,000	50,861	(g)
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	59,185	(g)
2.60%	04/23/20	45,000	45,479
2.90%	07/19/18	32,000	33,072	(g)

3.50%	01/23/25	25,000	25,439
4.00%	03/03/24	5,000	5,284	(g)
4.80%	07/08/44	26,000	28,875	(g)
The Korea Development Bank
3.25%	03/09/16	100,000	102,000	(g)
The Kroger Co.
2.95%	11/01/21	32,000	32,623
The Progressive Corp.
3.70%	01/26/45	25,000	24,872
The Williams Companies Inc.
4.55%	06/24/24	14,000	13,559	(g)
5.75%	06/24/44	45,000	42,058	(g)
8.75%	03/15/32	17,000	20,345	(g)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	45,000	47,497	(h)
Time Inc.
5.75%	04/15/22	44,000	43,010	(g,h)
Time Warner Cable Inc.
6.55%	05/01/37	13,000	16,326	(g)
Time Warner Inc.
5.35%	12/15/43	33,000	38,507	(g)
Tops Holding Corp./Tops Markets LLC
8.88%	12/15/17	29,000	30,523	(g)
Tyco Electronics Group S.A.
2.35%	08/01/19	43,000	43,458	(g)
Tyson Foods Inc.
2.65%	08/15/19	22,000	22,527	(g)
3.95%	08/15/24	14,000	14,791	(g)
5.15%	08/15/44	14,000	16,294	(g)
U.S. Bancorp
3.44%	02/01/16	76,000	77,525	(g)
Ultra Petroleum Corp.
6.13%	10/01/24	43,000	36,873	(g,h)
United Rentals North America Inc.
5.75%	07/15/18	46,000	47,955	(g)
6.13%	06/15/23	34,000	35,998	(g)
Vail Resorts Inc.
6.50%	05/01/19	34,000	35,190	(g)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	15,000	15,581	(g,h)
Verizon Communications Inc.
1.35%	06/09/17	108,000	108,071	(g)
3.50%	11/01/24	45,000	46,051
4.15%	03/15/24	45,000	48,340
4.40%	11/01/34	23,000	23,429
4.67%	03/15/55	16,000	15,669	(h)
5.05%	03/15/34	14,000	15,202	(g)
5.15%	09/15/23	52,000	59,617	(g)
6.55%	09/15/43	2,000	2,604	(g)
Viasystems Inc.
7.88%	05/01/19	28,000	29,470	(g,h)
Volkswagen Group of America Finance LLC
2.13%	05/23/19	200,000	201,255	(g,h)
W.R. Grace & Co.
5.63%	10/01/24	43,000	45,902	(g,h)
Wal-Mart Stores Inc.
3.30%	04/22/24	13,000	13,744	(g)
4.30%	04/22/44	45,000	50,216	(g)

Weatherford International Ltd.
6.75%	09/15/40	12,000	11,256	(g)
Wells Fargo & Co.
3.00%	02/19/25	68,000	68,292
4.10%	06/03/26	50,000	52,753	(g)
5.88%	12/29/49	32,000	33,846	(b)
5.90%	12/29/49	29,000	30,196	(b,g)
Williams Partners LP
5.40%	03/04/44	4,000	4,012
Windstream Corp.
6.38%	08/01/23	47,000	42,183	(g)
WPP Finance 2010
3.75%	09/19/24	45,000	46,970	(g)
WPX Energy Inc.
5.25%	01/15/17	46,000	46,230	(g)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	45,000	45,563	(h)
XLIT Ltd.
5.25%	12/15/43	31,000	36,005	(g)
Yamana Gold Inc.
4.95%	07/15/24	18,000	17,698
Zimmer Holdings Inc.
3.55%	04/01/25	23,000	23,477
			12,040,573
Non-Agency Collateralized Mortgage Obligations — 6.8%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,857	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	21,156
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	104,210	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	22,621	24,575	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	24,874	27,367	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.43%	11/10/42	35,821	35,786	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	45,046	45,560	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	17,357	19,310	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	25,000	25,972	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	54,999	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	88,000	84,021	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	28,042	(b)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	205,000	195,302	(b,h)
4.72%	08/10/47	20,000	21,307	(b)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	21,450	22,543	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	41,813	44,476
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	75,000	77,519	(b)

Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.18%	10/25/35	22,742	—	(**,b,i)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	60,000	61,415
5.31%	08/10/44	20,000	22,520	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	27,408
GS Mortgage Securities Trust 2014-GC24
4.53%	09/10/47	78,000	72,579	(b,h)
GS Mortgage Securities Trust 2015-GC28
4.33%	02/10/48	24,105	24,422
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	114,881	121,316
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	15,000	16,323	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	20,000	22,182	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	20,000	21,590	(b)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	67,475	68,455
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%	06/15/38	19,093	19,892	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	50,000	54,127	(b)
6.11%	07/15/40	60,000	64,731	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	21,297	1,424	(d)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	79,185	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	42,000	43,163	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.43%	02/15/48	330,688	32,496	(b,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.00%	03/15/48	393,471	28,561	(b,d)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	13,076	13,069	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	50,000	49,027	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	41,021	(b)
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	26,997	28,242	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	50,000	54,390	(b)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	45,000	50,366	(b)
Wells Fargo Commercial Mortgage Trust 2014-LC18
3.96%	12/15/47	41,608	36,868	(b,h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	27,521
5.13%	12/15/46	20,000	20,386	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	30,000	33,320	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	25,640	23,134	(b,h)

WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	64,127	(b)
4.59%	03/15/47	40,877	39,046	(b,h)
			2,166,308
Sovereign Bonds—0.2%
Government of Mexico
4.00%	10/02/23	22,000	23,276	(g)
4.75%	03/08/44	42,000	44,100	(g)
Government of Peru
5.63%	11/18/50	7,000	8,558
			75,934
Municipal Bonds and Notes—0.9%
American Municipal Power Inc.
6.27%	02/15/50	25,000	32,607
Municipal Electric Authority of Georgia
6.64%	04/01/57	$48,000	64,074
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,500
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	65,565
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	40,879
State of California
5.70%	11/01/21	40,000	47,281
State of Illinois
5.10%	06/01/33	15,000	15,173
			282,079
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	60,679	8,798	(i,j)
Total Bonds and Notes (Cost $30,797,678)			31,589,558

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $34,875)		1,395	36,995

Total Investments in Securities (Cost $30,832,553)			31,626,553

Short-Term Investments – 6.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $1,925,098)			1,925,098	(f,g,k)

Total Investments (Cost $32,757,651)			33,551,651

Liabilities in Excess of Other Assets, net—(5.5)%			(1,741,218)

NET ASSETS—100.0%			$31,810,433

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2015	2	$339,750	$3,745
2 Yr. U.S. Treasury Notes Futures	June 2015	8	1,753,250	4,045

				$7,790

The Fund had the following short futures contracts open at March 31, 2015:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	June 2015	40	$(4,808,437)	$(9,047)
10 Yr. U.S. Treasury Notes Futures	June 2015	15	(1,933,594)	(2,566)

				$(11,613)

				$(3,823)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Step coupon bond.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.

(g)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $2,880,052 or 9.05% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(j)	Security is in default.

(k)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—March 31, 2015 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—39.5% †
Common Stock—39.5%
Advertising—0.1%
Harte-Hanks Inc.	1,670	$13,026
MDC Partners Inc., Class A	1,411	40,002
National CineMedia Inc.	1,999	30,185
Omnicom Group Inc.	13,505	1,053,120
ReachLocal Inc.	487	1,417	(a)
Sizmek Inc.	734	5,329	(a)
The Interpublic Group of Companies Inc.	22,765	503,561
		1,646,640
Aerospace & Defense—1.1%
AAR Corp.	1,280	39,296
Aerovironment Inc.	615	16,304	(a)
American Science & Engineering Inc.	217	10,602
Astronics Corp.	611	45,031	(a)
B/E Aerospace Inc.	2,819	179,345
Cubic Corp.	682	35,307
Curtiss-Wright Corp.	1,550	114,607
DigitalGlobe Inc.	2,469	84,119	(a)
Ducommun Inc.	342	8,858	(a)
Engility Holdings Inc.	577	17,333
Erickson Inc.	197	851	(a)
Esterline Technologies Corp.	1,854	212,135	(a)
Exelis Inc.	4,962	120,924
GenCorp Inc.	1,946	45,128	(a)
General Dynamics Corp.	17,130	2,325,055
HEICO Corp.	2,158	131,789
Honeywell International Inc.	42,591	4,442,667
Huntington Ingalls Industries Inc.	1,285	180,093
KLX Inc.	1,383	53,301	(a)
Kratos Defense & Security Solutions Inc.	1,573	8,699	(a)
L-3 Communications Holdings Inc.	4,492	565,049
LMI Aerospace Inc.	375	4,579	(a)
Lockheed Martin Corp.	14,611	2,965,448
Moog Inc., Class A	1,338	100,417	(a)
National Presto Industries Inc.	162	10,269
Northrop Grumman Corp.	10,800	1,738,368
Orbital ATK Inc.	1,578	120,922
Precision Castparts Corp.	7,756	1,628,760
Raytheon Co.	16,779	1,833,106
Rockwell Collins Inc.	7,236	698,636
SIFCO Industries Inc.	83	1,808
Sparton Corp.	324	7,938	(a)
TASER International Inc.	1,767	42,602	(a)
Teledyne Technologies Inc.	2,087	222,745	(a)
Textron Inc.	15,024	666,014
The Boeing Co.	35,660	5,351,853
The KEYW Holding Corp.	1,108	9,119	(a)
Triumph Group Inc.	1,342	80,144
United Technologies Corp.	44,983	5,272,007
		29,391,228

Agricultural & Farm Machinery—0.1%
AGCO Corp.	2,144	102,140
Deere & Co.	18,481	1,620,599
Lindsay Corp.	403	30,729
Titan International Inc.	1,422	13,310
		1,766,778
Agricultural Products—0.1%
Alico Inc.	91	4,665
Archer-Daniels-Midland Co.	34,528	1,636,627
Darling Ingredients Inc.	5,393	75,556	(a)
Fresh Del Monte Produce Inc.	1,073	41,750
Ingredion Inc.	1,903	148,091
Limoneira Co.	381	8,306
		1,914,995
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,687	15,554	(a)
Atlas Air Worldwide Holdings Inc.	801	34,459	(a)
CH Robinson Worldwide Inc.	7,962	582,978
Echo Global Logistics Inc.	765	20,854	(a)
Expeditors International of Washington Inc.	10,507	506,227
FedEx Corp.	14,333	2,371,395
Forward Air Corp.	1,020	55,386
Hub Group Inc., Class A	1,199	47,109	(a)
Park-Ohio Holdings Corp.	289	15,222
United Parcel Service Inc., Class B	37,924	3,676,352
UTi Worldwide Inc.	3,019	37,134	(a)
XPO Logistics Inc.	1,718	78,117	(a)
		7,440,787
Airlines—0.2%
Alaska Air Group Inc.	3,493	231,167
Allegiant Travel Co.	446	85,761
American Airlines Group Inc.	39,008	2,058,842
Delta Air Lines Inc.	44,870	2,017,355
Hawaiian Holdings Inc.	1,465	32,267	(a)
JetBlue Airways Corp.	15,020	289,135	(a)
Republic Airways Holdings Inc.	1,620	22,275	(a)
SkyWest Inc.	1,680	24,545
Southwest Airlines Co.	36,933	1,636,132
Virgin America Inc.	509	15,473	(a)
		6,412,952
Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,672	25,615	(a)

Alternative Carriers—0.0% *
8x8 Inc.	2,924	24,561	(a)
Cogent Communications Holdings Inc.	1,521	53,737
Globalstar Inc.	8,695	28,954	(a)
inContact Inc.	1,961	21,375	(a)
Inteliquent Inc.	1,044	16,432
Iridium Communications Inc.	2,646	25,693	(a)
Level 3 Communications Inc.	15,576	838,612	(a)
Lumos Networks Corp.	654	9,980
magicJack VocalTec Ltd.	619	4,234	(a)
ORBCOMM Inc.	1,690	10,089	(a)
Premiere Global Services Inc.	1,562	14,933	(a)
Vonage Holdings Corp.	5,682	27,899	(a)
		1,076,499

Aluminum—0.0% *
Alcoa Inc.	66,383	857,668
Century Aluminum Co.	1,677	23,142	(a)
Kaiser Aluminum Corp.	583	44,827
Noranda Aluminum Holding Corp.	1,580	4,693
		930,330
Apparel Retail—0.3%
Abercrombie & Fitch Co., Class A	1,826	40,245
Aeropostale Inc.	2,731	9,477	(a)
American Eagle Outfitters Inc.	10,945	186,941
ANN Inc.	2,745	112,627	(a)
Ascena Retail Group Inc.	3,506	50,872	(a)
bebe stores Inc.	1,010	3,666
Boot Barn Holdings Inc.	168	4,018	(a)
Brown Shoe Company Inc.	1,426	46,773
Chico’s FAS Inc.	4,101	72,547
Christopher & Banks Corp.	1,286	7,150	(a)
Citi Trends Inc.	520	14,040	(a)
Destination Maternity Corp.	445	6,702
Destination XL Group Inc.	1,072	5,296	(a)
Express Inc.	2,737	45,243	(a)
Foot Locker Inc.	3,781	238,203
Francesca’s Holdings Corp.	1,378	24,528	(a)
Genesco Inc.	785	55,915	(a)
Guess? Inc.	3,678	68,374
L Brands Inc.	13,378	1,261,412
New York & Company Inc.	1,108	2,770	(a)
Pacific Sunwear of California Inc.	1,667	4,601	(a)
Ross Stores Inc.	11,267	1,187,091
Shoe Carnival Inc.	452	13,307
Stage Stores Inc.	1,023	23,447
Stein Mart Inc.	917	11,417
The Buckle Inc.	925	47,258
The Cato Corp., Class A	893	35,363
The Children’s Place Inc.	719	46,153
The Finish Line Inc., Class A	1,575	38,619
The Gap Inc.	14,524	629,325
The Men’s Wearhouse Inc.	1,571	82,006
The TJX Companies Inc.	37,163	2,603,268
Tilly’s Inc., Class A	316	4,945	(a)
Urban Outfitters Inc.	5,449	248,747	(a)
Zumiez Inc.	689	27,732	(a)
		7,260,078
Apparel, Accessories & Luxury Goods—0.2%
Carter’s Inc.	1,405	129,920
Coach Inc.	14,999	621,409
Columbia Sportswear Co.	889	54,140
Fossil Group Inc.	2,435	200,766	(a)
G-III Apparel Group Ltd.	627	70,631	(a)
Hanesbrands Inc.	21,760	729,178
Iconix Brand Group Inc.	1,572	52,929	(a)
Kate Spade & Co.	3,390	113,192	(a)
Movado Group Inc.	589	16,798
Oxford Industries Inc.	480	36,216
Perry Ellis International Inc.	400	9,264	(a)
PVH Corp.	4,485	477,922
Quiksilver Inc.	4,253	7,868	(a)

Ralph Lauren Corp.	3,294	433,161
Sequential Brands Group Inc.	576	6,163	(a)
Tumi Holdings Inc.	1,647	40,286	(a)
Under Armour Inc., Class A	9,072	732,564	(a)
Vera Bradley Inc.	730	11,848	(a)
VF Corp.	18,636	1,403,477
Vince Holding Corp.	381	7,068	(a)
		5,154,800
Application Software—0.4%
ACI Worldwide Inc.	6,814	147,591	(a)
Adobe Systems Inc.	25,780	1,906,173	(a)
Advent Software Inc.	2,884	127,213
American Software Inc., Class A	776	7,931
ANSYS Inc.	2,401	211,744	(a)
Aspen Technology Inc.	2,980	114,700	(a)
Autodesk Inc.	12,382	726,081	(a)
Blackbaud Inc.	1,506	71,354
Bottomline Technologies Inc.	1,282	35,088	(a)
BroadSoft Inc.	933	31,218	(a)
Cadence Design Systems Inc.	7,778	143,426	(a)
Callidus Software Inc.	1,701	21,569	(a)
CDK Global Inc.	4,281	200,180
Citrix Systems Inc.	8,761	559,565	(a)
Comverse Inc.	723	14,243	(a)
Digimarc Corp.	217	4,763
Ebix Inc.	900	27,342
Ellie Mae Inc.	922	50,996	(a)
EnerNOC Inc.	870	9,918	(a)
EPIQ Systems Inc.	1,007	18,056
ePlus Inc.	163	14,170	(a)
FactSet Research Systems Inc.	1,032	164,294
Fair Isaac Corp.	1,875	166,350
Guidance Software Inc.	654	3,538	(a)
Guidewire Software Inc.	2,199	115,689	(a)
HubSpot Inc.	162	6,464	(a)
Informatica Corp.	2,912	127,706	(a)
Interactive Intelligence Group Inc.	554	22,814	(a)
Intuit Inc.	15,064	1,460,605
Jive Software Inc.	1,342	6,884	(a)
Kofax Ltd.	2,408	26,368	(a)
Manhattan Associates Inc.	2,459	124,450	(a)
Mentor Graphics Corp.	5,760	138,413
MicroStrategy Inc., Class A	298	50,419	(a)
MobileIron Inc.	355	3,287	(a)
Model N Inc.	658	7,870	(a)
Monotype Imaging Holdings Inc.	1,281	41,812
NetScout Systems Inc.	1,194	52,357	(a)
Park City Group Inc.	323	4,451	(a)
Paycom Software Inc.	221	7,085	(a)
Pegasystems Inc.	1,153	25,078
PROS Holdings Inc.	764	18,878	(a)
PTC Inc.	3,058	110,608	(a)
QAD Inc., Class A	216	5,227
Qlik Technologies Inc.	2,936	91,398	(a)
RealPage Inc.	1,718	34,601	(a)
salesforce.com Inc.	32,908	2,198,584	(a)
Seachange International Inc.	1,025	8,046	(a)

Silver Spring Networks Inc.	1,056	9,441	(a)
SolarWinds Inc.	1,766	90,490	(a)
Solera Holdings Inc.	1,782	92,058
SS&C Technologies Holdings Inc.	2,223	138,493
Synchronoss Technologies Inc.	1,155	54,816	(a)
Synopsys Inc.	4,092	189,541	(a)
Tangoe Inc.	1,247	17,209	(a)
Telenav Inc.	919	7,278	(a)
The Ultimate Software Group Inc.	1,686	286,544	(a)
TiVo Inc.	3,045	32,307	(a)
Tyler Technologies Inc.	1,964	236,721	(a)
Verint Systems Inc.	1,938	120,020	(a)
VirnetX Holding Corp.	1,462	8,904	(a)
Vringo Inc.	2,628	1,709	(a)
Workiva Inc.	184	2,650	(a)
Yodlee Inc.	182	2,450	(a)
Zendesk Inc.	391	8,872	(a)
Zix Corp.	1,922	7,553	(a)
		10,773,653
Asset Management & Custody Banks—0.5%
Affiliated Managers Group Inc.	2,972	638,326	(a)
Ameriprise Financial Inc.	9,935	1,299,895
Arlington Asset Investment Corp., Class A	730	17,564
Ashford Inc.	27	3,207	(a)
BlackRock Inc.	6,931	2,535,637
Calamos Asset Management Inc., Class A	604	8,124
CIFC Corp.	156	1,193
Cohen & Steers Inc.	639	26,167
Diamond Hill Investment Group Inc.	96	15,360
Eaton Vance Corp.	3,151	131,208
Federated Investors Inc., Class B	2,537	85,979
Fifth Street Asset Management Inc.	132	1,488
Financial Engines Inc.	1,682	70,358
Franklin Resources Inc.	21,336	1,094,964
GAMCO Investors Inc., Class A	208	16,330
Invesco Ltd.	23,445	930,532
Janus Capital Group Inc.	8,837	151,908
Legg Mason Inc.	5,467	301,778
Manning & Napier Inc.	420	5,464
Medley Management Inc., Class A	167	1,835
Northern Trust Corp.	12,047	839,074
Pzena Investment Management Inc., Class A	399	3,659
Safeguard Scientifics Inc.	669	12,096	(a)
SEI Investments Co.	3,462	152,640
Silvercrest Asset Management Group Inc., Class A	186	2,650
State Street Corp.	22,443	1,650,234	(b)
T Rowe Price Group Inc.	14,115	1,143,033
The Bank of New York Mellon Corp.	60,635	2,439,952
Virtus Investment Partners Inc.	234	30,600
Waddell & Reed Financial Inc., Class A	2,223	110,127
Walter Investment Management Corp.	1,223	19,751	(a)
Westwood Holdings Group Inc.	237	14,291
WisdomTree Investments Inc.	3,520	75,539
		13,830,963
Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings Inc.	2,218	57,291	(a)
BorgWarner Inc.	12,374	748,380
Cooper-Standard Holding Inc.	449	26,581	(a)

Dana Holding Corp.	9,884	209,145
Delphi Automotive PLC	15,801	1,259,972
Dorman Products Inc.	881	43,830	(a)
Drew Industries Inc.	772	47,509
Federal-Mogul Holdings Corp.	916	12,192	(a)
Fox Factory Holding Corp.	379	5,814	(a)
Fuel Systems Solutions Inc.	482	5,321	(a)
Gentex Corp.	7,857	143,783
Gentherm Inc.	1,151	58,137	(a)
Johnson Controls Inc.	35,780	1,804,743
Metaldyne Performance Group Inc.	329	5,929	(a)
Modine Manufacturing Co.	1,550	20,878	(a)
Motorcar Parts of America Inc.	595	16,535	(a)
Remy International Inc.	959	21,299
Shiloh Industries Inc.	282	3,959	(a)
Spartan Motors Inc.	998	4,840
Standard Motor Products Inc.	625	26,412
Stoneridge Inc.	952	10,748	(a)
Strattec Security Corp.	117	8,639
Superior Industries International Inc.	750	14,198
Tenneco Inc.	1,968	113,003	(a)
Tower International Inc.	663	17,636	(a)
		4,686,774
Automobile Manufacturers—0.2%
Ford Motor Co.	215,223	3,473,699
General Motors Co.	73,433	2,753,738
Thor Industries Inc.	1,236	78,128
Winnebago Industries Inc.	890	18,921
		6,324,486
Automotive Retail—0.2%
Advance Auto Parts Inc.	1,946	291,297
America’s Car-Mart Inc.	253	13,725	(a)
Asbury Automotive Group Inc.	889	73,876	(a)
AutoNation Inc.	4,062	261,308	(a)
AutoZone Inc.	1,744	1,189,687	(a)
CarMax Inc.	11,432	788,922	(a)
CST Brands Inc.	2,052	89,939
Group 1 Automotive Inc.	793	68,460
Lithia Motors Inc., Class A	747	74,259
Monro Muffler Brake Inc.	1,036	67,392
Murphy USA Inc.	1,144	82,791	(a)
O’Reilly Automotive Inc.	5,520	1,193,645	(a)
Sonic Automotive Inc., Class A	1,313	32,694
The Pep Boys-Manny Moe & Jack	1,614	15,527	(a)
		4,243,522
Biotechnology—1.2%
ACADIA Pharmaceuticals Inc.	2,575	83,919	(a)
Acceleron Pharma Inc.	539	20,514	(a)
Achillion Pharmaceuticals Inc.	3,724	36,719	(a)
Acorda Therapeutics Inc.	1,362	45,327	(a)
Actinium Pharmaceuticals Inc.	669	1,652	(a)
Adamas Pharmaceuticals Inc.	96	1,679	(a)
Aegerion Pharmaceuticals Inc.	958	25,071	(a)
Agenus Inc.	2,138	10,968	(a)
Agios Pharmaceuticals Inc.	479	45,170	(a)
Akebia Therapeutics Inc.	268	2,977	(a)
Alder Biopharmaceuticals Inc.	308	8,889	(a)
Alexion Pharmaceuticals Inc.	10,994	1,905,260	(a)

AMAG Pharmaceuticals Inc.	719	39,301	(a)
Amgen Inc.	41,309	6,603,244
Anacor Pharmaceuticals Inc.	1,069	61,842	(a)
Applied Genetic Technologies Corp.	166	3,318	(a)
Ardelyx Inc.	152	1,990	(a)
Arena Pharmaceuticals Inc.	7,903	34,536	(a)
ARIAD Pharmaceuticals Inc.	5,369	44,241	(a)
Array BioPharma Inc.	4,501	33,172	(a)
Arrowhead Research Corp.	1,787	12,089	(a)
Atara Biotherapeutics Inc.	216	8,979	(a)
Auspex Pharmaceuticals Inc.	337	33,791	(a)
Avalanche Biotechnologies Inc.	253	10,252	(a)
Bellicum Pharmaceuticals Inc.	258	5,978	(a)
BioCryst Pharmaceuticals Inc.	2,310	20,859	(a)
Biogen Inc.	12,771	5,392,427	(a)
BioSpecifics Technologies Corp.	121	4,737	(a)
BioTime Inc.	1,616	8,032	(a)
Bluebird Bio Inc.	801	96,737	(a)
Calithera Biosciences Inc.	248	4,072	(a)
Cara Therapeutics Inc.	205	2,060	(a)
Celgene Corp.	43,565	5,022,173	(a)
Celldex Therapeutics Inc.	3,174	88,459	(a)
Cellular Dynamics International Inc.	328	5,389	(a)
Cepheid	2,285	130,016	(a)
ChemoCentryx Inc.	915	6,908	(a)
Chimerix Inc.	999	37,652	(a)
Clovis Oncology Inc.	805	59,755	(a)
Coherus Biosciences Inc.	231	7,064	(a)
CTI BioPharma Corp.	4,732	8,565	(a)
Cytokinetics Inc.	1,148	7,783	(a)
Cytori Therapeutics Inc.	2,227	2,628	(a)
CytRx Corp.	1,918	6,464	(a)
Dicerna Pharmaceuticals Inc.	134	3,220	(a)
Dyax Corp.	4,434	74,292	(a)
Dynavax Technologies Corp.	915	20,523	(a)
Eleven Biotherapeutics Inc.	178	1,588	(a)
Emergent Biosolutions Inc.	972	27,955	(a)
Enanta Pharmaceuticals Inc.	335	10,258	(a)
Epizyme Inc.	494	9,277	(a)
Esperion Therapeutics Inc.	218	20,187	(a)
Exact Sciences Corp.	2,871	63,219	(a)
Exelixis Inc.	6,122	15,734	(a)
FibroGen Inc.	299	9,383	(a)
Five Prime Therapeutics Inc.	639	14,601	(a)
Flexion Therapeutics Inc.	178	4,009	(a)
Foundation Medicine Inc.	453	21,794	(a)
Galectin Therapeutics Inc.	617	2,067	(a)
Galena Biopharma Inc.	4,744	6,594	(a)
Genocea Biosciences Inc.	153	1,815	(a)
Genomic Health Inc.	530	16,191	(a)
Geron Corp.	5,065	19,095	(a)
Gilead Sciences Inc.	81,076	7,955,988	(a)
Halozyme Therapeutics Inc.	3,397	48,509	(a)
Heron Therapeutics Inc.	774	11,262	(a)
Hyperion Therapeutics Inc.	437	20,058	(a)
Idera Pharmaceuticals Inc.	2,690	9,980	(a)
Immune Design Corp.	204	4,306	(a)
ImmunoGen Inc.	2,755	24,657	(a)

Immunomedics Inc.	2,819	10,797	(a)
Infinity Pharmaceuticals Inc.	1,589	22,214	(a)
Inovio Pharmaceuticals Inc.	1,952	15,928	(a)
Insmed Inc.	1,648	34,278	(a)
Insys Therapeutics Inc.	321	18,660	(a)
Intrexon Corp.	1,234	55,987	(a)
Invitae Corp.	217	3,637	(a)
Ironwood Pharmaceuticals Inc.	3,896	62,336	(a)
Isis Pharmaceuticals Inc.	3,830	243,856	(a)
Karyopharm Therapeutics Inc.	491	15,030	(a)
Keryx Biopharmaceuticals Inc.	3,238	41,220	(a)
Kindred Biosciences Inc.	374	2,670	(a)
Kite Pharma Inc.	307	17,708	(a)
KYTHERA Biopharmaceuticals Inc.	633	31,745	(a)
Lexicon Pharmaceuticals Inc.	8,160	7,705	(a)
Ligand Pharmaceuticals Inc., Class B	636	49,042	(a)
Loxo Oncology Inc.	85	1,058	(a)
MacroGenics Inc.	649	20,359	(a)
MannKind Corp.	7,429	38,631	(a)
Merrimack Pharmaceuticals Inc.	3,197	37,980	(a)
MiMedx Group Inc.	3,014	31,346	(a)
Mirati Therapeutics Inc.	281	8,239	(a)
Momenta Pharmaceuticals Inc.	1,623	24,670	(a)
NanoViricides Inc.	1,370	3,083	(a)
Navidea Biopharmaceuticals Inc.	4,764	7,575	(a)
NeoStem Inc.	807	2,050	(a)
Neuralstem Inc.	2,358	4,480	(a)
Neurocrine Biosciences Inc.	2,757	109,480	(a)
NewLink Genetics Corp.	651	35,616	(a)
Northwest Biotherapeutics Inc.	1,359	10,016	(a)
Novavax Inc.	7,756	64,142	(a)
Ohr Pharmaceutical Inc.	717	1,821	(a)
OncoMed Pharmaceuticals Inc.	433	11,163	(a)
Oncothyreon Inc.	2,407	3,923	(a)
Ophthotech Corp.	456	21,218	(a)
OPKO Health Inc.	6,443	91,297	(a)
Orexigen Therapeutics Inc.	3,981	31,171	(a)
Organovo Holdings Inc.	2,000	7,080	(a)
Osiris Therapeutics Inc.	642	11,286	(a)
Otonomy Inc.	270	9,547	(a)
OvaScience Inc.	556	19,310	(a)
PDL BioPharma Inc.	5,232	36,807
Peregrine Pharmaceuticals Inc.	6,133	8,280	(a)
Portola Pharmaceuticals Inc.	1,489	56,522	(a)
Progenics Pharmaceuticals Inc.	2,250	13,455	(a)
PTC Therapeutics Inc.	796	48,437	(a)
Puma Biotechnology Inc.	803	189,596	(a)
Radius Health Inc.	291	11,978	(a)
Raptor Pharmaceutical Corp.	2,212	24,044	(a)
Receptos Inc.	718	118,391	(a)
Regado Biosciences Inc.	523	638	(a)
Regeneron Pharmaceuticals Inc.	4,016	1,813,144	(a)
Regulus Therapeutics Inc.	479	8,114	(a)
Repligen Corp.	1,055	32,030	(a)
Retrophin Inc.	876	20,989	(a)
Rigel Pharmaceuticals Inc.	2,638	9,418	(a)
Sage Therapeutics Inc.	195	9,795	(a)
Sangamo Biosciences Inc.	2,239	35,108	(a)

Sarepta Therapeutics Inc.	1,318	17,503	(a)
Spark Therapeutics Inc.	257	19,917	(a)
Spectrum Pharmaceuticals Inc.	2,106	12,783	(a)
Stemline Therapeutics Inc.	472	6,830	(a)
Sunesis Pharmaceuticals Inc.	1,699	4,163	(a)
Synageva BioPharma Corp.	752	73,343	(a)
Synergy Pharmaceuticals Inc.	3,215	14,853	(a)
Synta Pharmaceuticals Corp.	2,285	4,433	(a)
T2 Biosystems Inc.	210	3,259	(a)
TESARO Inc.	691	39,663	(a)
TG Therapeutics Inc.	948	14,675	(a)
Threshold Pharmaceuticals Inc.	1,938	7,868	(a)
Tokai Pharmaceuticals Inc.	149	1,684	(a)
Ultragenyx Pharmaceutical Inc.	241	14,964	(a)
United Therapeutics Corp.	1,241	213,992	(a)
Vanda Pharmaceuticals Inc.	1,055	9,811	(a)
Verastem Inc.	886	9,011	(a)
Versartis Inc.	288	5,291	(a)
Vertex Pharmaceuticals Inc.	13,088	1,543,991	(a)
Vitae Pharmaceuticals Inc.	221	2,588	(a)
Vital Therapies Inc.	177	4,427	(a)
Xencor Inc.	594	9,100	(a)
XOMA Corp.	2,995	10,902	(a)
Zafgen Inc.	263	10,417	(a)
ZIOPHARM Oncology Inc.	2,939	31,653	(a)
		34,172,441
Brewers—0.0% *
Craft Brew Alliance Inc.	340	4,638	(a)
Molson Coors Brewing Co., Class B	8,673	645,705
The Boston Beer Company Inc., Class A	511	136,641	(a)
		786,984
Broadcasting—0.1%
CBS Corp., Class B	24,904	1,509,930
Central European Media Enterprises Ltd., Class A	2,365	6,291	(a)
Crown Media Holdings Inc., Class A	862	3,448	(a)
Cumulus Media Inc., Class A	4,871	12,031	(a)
Discovery Communications Inc., Class A	8,086	248,725	(a)
Discovery Communications Inc., Class C	14,875	438,441	(a)
Entercom Communications Corp., Class A	831	10,097	(a)
Entravision Communications Corp., Class A	1,876	11,875
Gray Television Inc.	1,606	22,195	(a)
Hemisphere Media Group Inc.	272	3,441	(a)
Journal Communications Inc., Class A	1,481	21,948	(a)
Media General Inc.	2,601	42,890	(a)
Nexstar Broadcasting Group Inc., Class A	1,000	57,220
Radio One Inc., Class D	784	2,415	(a)
Saga Communications Inc., Class A	126	5,612
Salem Media Group Inc.	410	2,526
Scripps Networks Interactive Inc., Class A	5,304	363,642
Sinclair Broadcast Group Inc., Class A	2,243	70,453
The EW Scripps Co., Class A	1,010	28,724	(a)
Townsquare Media Inc., Class A	251	3,225	(a)
		2,865,129
Building Products—0.1%
AAON Inc.	1,335	32,748
Advanced Drainage Systems Inc.	494	14,790
American Woodmark Corp.	386	21,126	(a)
AO Smith Corp.	1,997	131,123

Apogee Enterprises Inc.	952	41,126
Builders FirstSource Inc.	1,505	10,038	(a)
Continental Building Products Inc.	411	9,284	(a)
Fortune Brands Home & Security Inc.	4,222	200,461
Gibraltar Industries Inc.	975	16,000	(a)
Griffon Corp.	1,283	22,363
Insteel Industries Inc.	584	12,632
Lennox International Inc.	1,094	122,189
Masco Corp.	19,391	517,740
Masonite International Corp.	966	64,973	(a)
NCI Building Systems Inc.	901	15,569	(a)
Norcraft Companies Inc.	266	6,802	(a)
Nortek Inc.	301	26,563	(a)
Patrick Industries Inc.	257	16,003	(a)
PGT Inc.	1,516	16,941	(a)
Ply Gem Holdings Inc.	724	9,412	(a)
Quanex Building Products Corp.	1,136	22,425
Simpson Manufacturing Company Inc.	1,351	50,487
Trex Company Inc.	1,103	60,147	(a)
Universal Forest Products Inc.	663	36,783
		1,477,725
Cable & Satellite—0.5%
AMC Networks Inc., Class A	1,572	120,478	(a)
Cablevision Systems Corp., Class A	12,021	219,984
Comcast Corp., Class A	138,324	7,811,156
DIRECTV	27,327	2,325,528	(a)
Loral Space & Communications Inc.	413	28,266	(a)
Time Warner Cable Inc.	15,262	2,287,469
		12,792,881
Casinos & Gaming—0.0% *
Boyd Gaming Corp.	2,510	35,642	(a)
Caesars Acquisition Co., Class A	1,461	9,935	(a)
Caesars Entertainment Corp.	1,701	17,911	(a)
Churchill Downs Inc.	439	50,472
Empire Resorts Inc.	503	2,314	(a)
International Game Technology	6,582	114,592
Isle of Capri Casinos Inc.	651	9,146	(a)
Monarch Casino & Resort Inc.	329	6,297	(a)
Penn National Gaming Inc.	2,601	40,732	(a)
Pinnacle Entertainment Inc.	1,952	70,448	(a)
Scientific Games Corp., Class A	1,668	17,464	(a)
Wynn Resorts Ltd.	4,409	555,005
		929,958
Catalog Retail—0.0% *
EVINE Live Inc.	1,249	8,381	(a)
Gaiam Inc., Class A	503	3,667	(a)
HSN Inc.	1,938	132,229
		144,277
Coal & Consumable Fuels—0.0% *
Alpha Natural Resources Inc.	7,643	7,642	(a)
Arch Coal Inc.	7,245	7,244	(a)
Cloud Peak Energy Inc.	1,971	11,471	(a)
CONSOL Energy Inc.	12,531	349,490
Hallador Energy Co.	315	3,683
Peabody Energy Corp.	7,309	35,960
Solazyme Inc.	2,651	7,582	(a)
Westmoreland Coal Co.	493	13,193	(a)
		436,265

Commercial Printing—0.0% *
Brady Corp., Class A	1,512	42,774
Cenveo Inc.	1,972	4,220	(a)
Deluxe Corp.	2,945	204,030
Ennis Inc.	721	10,181
InnerWorkings Inc.	1,220	8,198	(a)
Multi-Color Corp.	409	28,356
Quad/Graphics Inc.	873	20,062
RR Donnelley & Sons Co.	5,316	102,014
		419,835
Commodity Chemicals—0.1%
Axiall Corp.	2,259	106,037
Cabot Corp.	1,697	76,365
Calgon Carbon Corp.	1,740	36,662
Hawkins Inc.	334	12,689
Koppers Holdings Inc.	661	13,009
Kronos Worldwide Inc.	712	9,007
LyondellBasell Industries N.V., Class A	21,558	1,892,792
Trecora Resources	636	7,759	(a)
Tredegar Corp.	799	16,068
Trinseo S.A.	349	6,910	(a)
Tronox Ltd., Class A	2,000	40,660
		2,217,958
Communications Equipment—0.6%
ADTRAN Inc.	1,684	31,440
Aerohive Networks Inc.	322	1,436	(a)
Alliance Fiber Optic Products Inc.	426	7,421
Applied Optoelectronics Inc.	508	7,051	(a)
ARRIS Group Inc.	3,515	101,566	(a)
Aruba Networks Inc.	3,491	85,495	(a)
Bel Fuse Inc., Class B	315	5,994
Black Box Corp.	463	9,691
CalAmp Corp.	1,188	19,234	(a)
Calix Inc.	1,332	11,175	(a)
Ciena Corp.	6,315	121,943	(a)
Cisco Systems Inc.	278,212	7,657,785
Clearfield Inc.	391	5,795	(a)
Comtech Telecommunications Corp.	492	14,243
Digi International Inc.	690	6,886	(a)
Emulex Corp.	2,226	17,741	(a)
Extreme Networks Inc.	3,276	10,352	(a)
F5 Networks Inc.	4,016	461,599	(a)
Finisar Corp.	3,330	71,062	(a)
Harmonic Inc.	2,792	20,689	(a)
Harris Corp.	5,693	448,381
Infinera Corp.	3,998	78,641	(a)
InterDigital Inc.	2,205	111,882
Ixia	1,874	22,732	(a)
JDS Uniphase Corp.	6,190	81,213	(a)
Juniper Networks Inc.	19,718	445,232
KVH Industries Inc.	495	7,484	(a)
Motorola Solutions Inc.	10,377	691,835
NETGEAR Inc.	1,127	37,056	(a)
Numerex Corp., Class A	468	5,335	(a)
Oclaro Inc.	3,207	6,350	(a)
ParkerVision Inc.	3,300	2,739	(a)
Plantronics Inc.	2,512	133,010
Polycom Inc.	8,103	108,580	(a)

Procera Networks Inc.	638	5,991	(a)
QUALCOMM Inc.	89,794	6,226,316
Riverbed Technology Inc.	4,127	86,295	(a)
Ruckus Wireless Inc.	2,111	27,169	(a)
ShoreTel Inc.	1,993	13,592	(a)
Sonus Networks Inc.	1,586	12,498	(a)
Tessco Technologies Inc.	206	5,080
Ubiquiti Networks Inc.	941	27,806
ViaSat Inc.	1,354	80,712	(a)
		17,334,527
Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	15,845	598,782
Conn’s Inc.	885	26,798	(a)
GameStop Corp., Class A	5,878	223,129
hhgregg Inc.	432	2,648	(a)
Rent-A-Center Inc.	3,149	86,409
Systemax Inc.	406	4,961	(a)
		942,727
Construction & Engineering—0.1%
AECOM	4,137	127,502	(a)
Aegion Corp.	1,240	22,382	(a)
Ameresco Inc., Class A	605	4,477	(a)
Argan Inc.	403	14,577
Comfort Systems USA Inc.	1,218	25,627
Dycom Industries Inc.	1,108	54,115	(a)
EMCOR Group Inc.	2,018	93,776
Fluor Corp.	8,045	459,852
Furmanite Corp.	1,276	10,068	(a)
Granite Construction Inc.	2,226	78,222
Great Lakes Dredge & Dock Corp.	1,933	11,617	(a)
Jacobs Engineering Group Inc.	7,108	320,997	(a)
KBR Inc.	3,815	55,241
Layne Christensen Co.	645	3,231	(a)
MasTec Inc.	2,153	41,553	(a)
MYR Group Inc.	709	22,220	(a)
Northwest Pipe Co.	323	7,413	(a)
Orion Marine Group Inc.	875	7,753	(a)
Primoris Services Corp.	1,245	21,402
Quanta Services Inc.	11,852	338,138	(a)
Sterling Construction Company Inc.	645	2,915	(a)
Tutor Perini Corp.	1,204	28,113	(a)
		1,751,191
Construction Machinery & Heavy Trucks—0.2%
Accuride Corp.	1,301	6,063	(a)
Alamo Group Inc.	211	13,320
American Railcar Industries Inc.	310	15,416
Astec Industries Inc.	620	26,586
Caterpillar Inc.	32,940	2,636,188
Commercial Vehicle Group Inc.	916	5,899	(a)
Cummins Inc.	9,168	1,271,052
Douglas Dynamics Inc.	721	16,468
Federal Signal Corp.	2,034	32,117
FreightCar America Inc.	397	12,478
Joy Global Inc.	5,330	208,829
Manitex International Inc.	476	4,631	(a)
Meritor Inc.	3,200	40,352	(a)
Miller Industries Inc.	362	8,869
Oshkosh Corp.	2,074	101,190

PACCAR Inc.	19,269	1,216,645
Terex Corp.	2,816	74,877
The Greenbrier Companies Inc.	906	52,548
Trinity Industries Inc.	4,142	147,082
Twin Disc Inc.	280	4,948
Wabash National Corp.	2,203	31,062	(a)
Wabtec Corp.	2,564	243,606
		6,170,226
Construction Materials—0.0% *
Eagle Materials Inc.	1,338	111,803
Headwaters Inc.	2,390	43,833	(a)
Martin Marietta Materials Inc.	3,369	470,986
United States Lime & Minerals Inc.	70	4,515
US Concrete Inc.	452	15,314	(a)
Vulcan Materials Co.	7,168	604,262
		1,250,713
Consumer Electronics—0.0% *
Harman International Industries Inc.	3,729	498,306
Skullcandy Inc.	594	6,712	(a)
Turtle Beach Corp.	237	441	(a)
Universal Electronics Inc.	513	28,954	(a)
		534,413
Consumer Finance—0.3%
American Express Co.	47,712	3,727,261
Capital One Financial Corp.	30,026	2,366,649
Cash America International Inc.	893	20,807
Consumer Portfolio Services Inc.	725	5,068	(a)
Credit Acceptance Corp.	211	41,145	(a)
Discover Financial Services	24,346	1,371,897
Encore Capital Group Inc.	837	34,811	(a)
Enova International Inc.	840	16,540	(a)
Ezcorp Inc., Class A	1,668	15,229	(a)
First Cash Financial Services Inc.	951	44,240	(a)
Green Dot Corp., Class A	1,018	16,207	(a)
Navient Corp.	22,330	453,969
Nelnet Inc., Class A	673	31,846
Nicholas Financial Inc.	146	2,045	(a)
PRA Group Inc.	1,618	87,890	(a)
Regional Management Corp.	363	5,358	(a)
SLM Corp.	11,267	104,558
Springleaf Holdings Inc.	794	41,105	(a)
The JG Wentworth Co., Class A	451	4,686	(a)
World Acceptance Corp.	267	19,470	(a)
		8,410,781
Data Processing & Outsourced Services—0.8%
Alliance Data Systems Corp.	3,419	1,012,879	(a)
Automatic Data Processing Inc.	25,865	2,215,079
Blackhawk Network Holdings Inc.	1,725	61,703	(a)
Broadridge Financial Solutions Inc.	3,216	176,912
Cardtronics Inc.	1,465	55,084	(a)
Cass Information Systems Inc.	363	20,379
Computer Sciences Corp.	7,647	499,196
Convergys Corp.	5,917	135,322
CoreLogic Inc.	2,389	84,260	(a)
CSG Systems International Inc.	1,127	34,249
DST Systems Inc.	762	84,361
Euronet Worldwide Inc.	1,651	96,996	(a)
ExlService Holdings Inc.	1,078	40,102	(a)

Fidelity National Information Services Inc.	15,441	1,050,914
Fiserv Inc.	12,993	1,031,644	(a)
Global Cash Access Holdings Inc.	2,144	16,337	(a)
Global Payments Inc.	1,784	163,557
Heartland Payment Systems Inc.	1,182	55,377
Higher One Holdings Inc.	1,304	3,156	(a)
Information Services Group Inc.	1,104	4,405
Jack Henry & Associates Inc.	2,176	152,081
Mastercard Inc., Class A	53,139	4,590,678
MAXIMUS Inc.	3,950	263,702
ModusLink Global Solutions Inc.	1,327	5,109	(a)
MoneyGram International Inc.	998	8,623	(a)
NeuStar Inc., Class A	2,200	54,164	(a)
Paychex Inc.	17,771	881,708
PRGX Global Inc.	795	3,196	(a)
Sykes Enterprises Inc.	1,296	32,206	(a)
Syntel Inc.	1,000	51,730	(a)
TeleTech Holdings Inc.	599	15,245
The Western Union Co.	28,446	591,961
Total System Services Inc.	9,008	343,655
VeriFone Systems Inc.	3,026	105,577	(a)
Visa Inc., Class A	106,292	6,952,560
WEX Inc.	2,290	245,854	(a)
Xerox Corp.	56,906	731,242
		21,871,203
Department Stores—0.1%
JC Penney Company Inc.	8,136	68,424	(a)
Kohl’s Corp.	10,994	860,280
Macy’s Inc.	18,541	1,203,496
Nordstrom Inc.	7,662	615,412
The Bon-Ton Stores Inc.	506	3,522
		2,751,134
Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	8,515	769,330
Constellation Brands Inc., Class A	9,131	1,061,114	(a)
		1,830,444
Distributors—0.0% *
Core-Mark Holding Company Inc.	747	48,047
Genuine Parts Co.	8,319	775,248
LKQ Corp.	8,091	206,806	(a)
Pool Corp.	1,455	101,501
VOXX International Corp.	682	6,247	(a)
Weyco Group Inc.	219	6,548
		1,144,397
Diversified Banks—1.8%
Bank of America Corp.	572,161	8,805,558
Citigroup Inc.	165,113	8,506,622
Comerica Inc.	9,781	441,416
JPMorgan Chase & Co.	202,952	12,294,832
Square 1 Financial Inc., Class A	194	5,193	(a)
U.S. Bancorp	96,960	4,234,243
Wells Fargo & Co.	255,224	13,884,186
		48,172,050
Diversified Capital Markets—0.0% *
HFF Inc. REIT, Class A	1,074	40,318

Diversified Chemicals—0.3%
Eastman Chemical Co.	8,084	559,898
EI du Pont de Nemours & Co.	49,291	3,522,828
FMC Corp.	7,254	415,292
LSB Industries Inc.	631	26,079	(a)
Olin Corp.	4,651	149,018
The Dow Chemical Co.	59,238	2,842,239
		7,515,354
Diversified Metals & Mining—0.1%
Compass Minerals International Inc.	894	83,330
Freeport-McMoRan Inc.	56,545	1,071,528
Globe Specialty Metals Inc.	2,070	39,164
Horsehead Holding Corp.	1,750	22,155	(a)
Materion Corp.	678	26,056
Molycorp Inc.	6,261	2,412	(a)
RTI International Metals Inc.	997	35,802	(a)
Southern Copper Corp.	4,469	130,405
		1,410,852
Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,804	121,077
Consolidated-Tomoka Land Co.	149	8,889
Tejon Ranch Co.	441	11,664	(a)
The St Joe Co.	1,303	24,184	(a)
		165,814
Diversified REITs—0.0% *
American Assets Trust Inc.	1,191	51,547
Armada Hoffler Properties Inc.	809	8,624
Chambers Street Properties	7,755	61,109
Cousins Properties Inc.	7,215	76,479
Duke Realty Corp.	9,173	199,696
Empire State Realty Trust Inc., Class A	3,028	56,957
First Potomac Realty Trust	1,881	22,365
Gladstone Commercial Corp.	535	9,956
Investors Real Estate Trust	3,684	27,630
Lexington Realty Trust	6,731	66,166
Liberty Property Trust	3,962	141,444
One Liberty Properties Inc.	415	10,134
PS Business Parks Inc.	648	53,810
RAIT Financial Trust	2,530	17,356
Select Income REIT	1,205	30,113
STORE Capital Corp.	1,040	24,284
Washington Real Estate Investment Trust	2,189	60,482
Whitestone REIT	747	11,862
		930,014
Diversified Support Services—0.0% *
Cintas Corp.	5,285	431,415
Civeo Corp.	3,175	8,064
Copart Inc.	3,028	113,762	(a)
G&K Services Inc., Class A	650	47,144
Healthcare Services Group Inc.	2,300	73,899
Matthews International Corp., Class A	974	50,171
McGrath RentCorp.	850	27,973
Mobile Mini Inc.	1,529	65,197
Performant Financial Corp.	1,011	3,437	(a)
UniFirst Corp.	481	56,609
Viad Corp.	662	18,417
		896,088

Drug Retail—0.4%
CVS Health Corp.	61,254	6,322,025
Diplomat Pharmacy Inc.	499	17,256	(a)
Liberator Medical Holdings Inc.	1,082	3,787
Walgreens Boots Alliance Inc.	47,437	4,016,965
		10,360,033
Education Services—0.0% *
2U Inc.	352	9,004	(a)
American Public Education Inc.	571	17,119	(a)
Apollo Education Group Inc.	2,571	48,643	(a)
Bridgepoint Education Inc.	531	5,124	(a)
Bright Horizons Family Solutions Inc.	926	47,476	(a)
Capella Education Co.	363	23,551
Career Education Corp.	2,124	10,684	(a)
Chegg Inc.	2,337	18,579	(a)
DeVry Education Group Inc.	1,535	51,208
Graham Holdings Co., Class B	118	123,856
Grand Canyon Education Inc.	1,529	66,206	(a)
Houghton Mifflin Harcourt Co.	3,567	83,753	(a)
ITT Educational Services Inc.	780	5,296	(a)
K12 Inc.	1,072	16,852	(a)
Strayer Education Inc.	355	18,961	(a)
Universal Technical Institute Inc.	772	7,411
		553,723
Electric Utilities—0.7%
ALLETE Inc.	1,436	75,763
American Electric Power Company Inc.	26,621	1,497,431
Cleco Corp.	3,575	194,909
Duke Energy Corp.	38,483	2,954,725
Edison International	17,730	1,107,593
El Paso Electric Co.	1,319	50,966
Entergy Corp.	9,822	761,107
Eversource Energy	17,240	870,965
Exelon Corp.	46,766	1,571,805
FirstEnergy Corp.	22,900	802,874
Great Plains Energy Inc.	4,102	109,441
Hawaiian Electric Industries Inc.	2,733	87,784
IDACORP Inc.	2,975	187,038
MGE Energy Inc.	1,134	50,259
NextEra Energy Inc.	24,121	2,509,790
NRG Yield Inc., Class A	771	39,113
OGE Energy Corp.	5,308	167,786
Otter Tail Corp.	1,180	37,961
Pepco Holdings Inc.	13,714	367,947
Pinnacle West Capital Corp.	6,013	383,329
PNM Resources Inc.	4,701	137,269
Portland General Electric Co.	2,569	95,284
PPL Corp.	36,190	1,218,155
Spark Energy Inc., Class A	58	856
The Empire District Electric Co.	1,408	34,947
The Southern Co.	49,485	2,191,196
UIL Holdings Corp.	1,852	95,230
Unitil Corp.	446	15,507
Westar Energy Inc.	3,516	136,280
Xcel Energy Inc.	27,519	957,936
		18,711,246

Electrical Components & Equipment—0.2%
Acuity Brands Inc.	1,154	194,057
AMETEK Inc.	13,123	689,482
Eaton Corporation PLC	25,824	1,754,483
Emerson Electric Co.	37,299	2,111,869
Encore Wire Corp.	678	25,683
EnerSys	1,442	92,634
Enphase Energy Inc.	591	7,795	(a)
Franklin Electric Company Inc.	1,561	59,537
FuelCell Energy Inc.	7,411	9,264	(a)
Generac Holdings Inc.	2,229	108,530	(a)
General Cable Corp.	1,524	26,258
GrafTech International Ltd.	3,763	14,638	(a)
Hubbell Inc., Class B	1,432	156,976
LSI Industries Inc.	759	6,186
Plug Power Inc.	5,418	14,033	(a)
Polypore International Inc.	1,476	86,936	(a)
Powell Industries Inc.	298	10,063
Preformed Line Products Co.	88	3,707
Regal-Beloit Corp.	1,189	95,025
Revolution Lighting Technologies Inc.	969	1,076	(a)
Rockwell Automation Inc.	7,389	857,050
Thermon Group Holdings Inc.	1,043	25,105	(a)
Vicor Corp.	533	8,102	(a)
		6,358,489
Electronic Components—0.1%
Amphenol Corp., Class A	16,841	992,440
Belden Inc.	2,547	238,297
Corning Inc.	69,206	1,569,592
DTS Inc.	533	18,159	(a)
II-VI Inc.	1,700	31,382	(a)
InvenSense Inc.	2,308	35,105	(a)
Knowles Corp.	2,263	43,608	(a)
Littelfuse Inc.	737	73,251
Rogers Corp.	593	48,751	(a)
Universal Display Corp.	1,323	61,850	(a)
Vishay Intertechnology Inc.	3,637	50,263
		3,162,698
Electronic Equipment & Instruments—0.1%
Badger Meter Inc.	473	28,352
Checkpoint Systems Inc.	1,340	14,499
Cognex Corp.	5,114	253,603	(a)
Coherent Inc.	814	52,877	(a)
Control4 Corp.	392	4,696	(a)
CUI Global Inc.	702	4,114	(a)
Daktronics Inc.	1,282	13,858
Electro Scientific Industries Inc.	831	5,136
FARO Technologies Inc.	556	34,544	(a)
FEI Co.	2,474	188,865
FLIR Systems Inc.	7,664	239,730
GSI Group Inc.	1,000	13,320	(a)
Itron Inc.	2,310	84,338	(a)
Keysight Technologies Inc.	4,482	166,506	(a)
Mesa Laboratories Inc.	96	6,931
MTS Systems Corp.	489	36,993
National Instruments Corp.	2,693	86,284
Newport Corp.	1,312	25,007	(a)

OSI Systems Inc.	654	48,566	(a)
RealD Inc.	1,338	17,113	(a)
Rofin-Sinar Technologies Inc.	913	22,122	(a)
Vishay Precision Group Inc.	399	6,356	(a)
Zebra Technologies Corp., Class A	1,355	122,919	(a)
		1,476,729
Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,748	42,004	(a)
CTS Corp.	1,090	19,609
IPG Photonics Corp.	947	87,787	(a)
Jabil Circuit Inc.	5,141	120,197
Kemet Corp.	1,555	6,438	(a)
Kimball Electronics Inc.	878	12,415	(a)
Maxwell Technologies Inc.	1,037	8,358	(a)
Mercury Systems Inc.	1,066	16,576	(a)
Methode Electronics Inc.	1,240	58,330
Multi-Fineline Electronix Inc.	310	5,664	(a)
Park Electrochemical Corp.	670	14,445
Plexus Corp.	1,106	45,092	(a)
Sanmina Corp.	2,689	65,047	(a)
Trimble Navigation Ltd.	6,896	173,779	(a)
TTM Technologies Inc.	1,797	16,191	(a)
Viasystems Group Inc.	201	3,515	(a)
		695,447
Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,827	58,208
Casella Waste Systems Inc., Class A	1,360	7,480	(a)
CECO Environmental Corp.	709	7,523
Clean Harbors Inc.	1,429	81,139	(a)
Heritage-Crystal Clean Inc.	322	3,767	(a)
Quest Resource Holding Corp.	407	513	(a)
Republic Services Inc.	13,739	557,254
Rollins Inc.	2,569	63,531
SP Plus Corp.	477	10,422	(a)
Stericycle Inc.	4,622	649,068	(a)
Team Inc.	669	26,078	(a)
Tetra Tech Inc.	2,013	48,352
US Ecology Inc.	697	34,829
Waste Connections Inc.	3,299	158,814
Waste Management Inc.	23,174	1,256,726
		2,963,704
Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	917	9,739
CF Industries Holdings Inc.	2,608	739,837
Intrepid Potash Inc.	1,819	21,009	(a)
Marrone Bio Innovations Inc.	495	1,916	(a)
Monsanto Co.	26,338	2,964,078
Rentech Inc.	3,725	4,172	(a)
The Mosaic Co.	16,928	779,704
The Scotts Miracle-Gro Co., Class A	1,182	79,395
		4,599,850
Food Distributors—0.1%
SpartanNash Co.	1,245	39,292
Sysco Corp.	31,990	1,206,983
The Andersons Inc.	914	37,812
The Chefs’ Warehouse Inc.	607	13,615	(a)
United Natural Foods Inc.	2,936	226,190	(a)
		1,523,892

Food Retail—0.1%
Casey’s General Stores Inc.	1,243	111,994
Fairway Group Holdings Corp.	674	4,563	(a)
Ingles Markets Inc., Class A	365	18,060
Natural Grocers by Vitamin Cottage Inc.	274	7,565	(a)
Roundy’s Inc.	1,338	6,543	(a)
Smart & Final Stores Inc.	406	7,146	(a)
SUPERVALU Inc.	12,130	141,072	(a)
The Fresh Market Inc.	1,407	57,180	(a)
The Kroger Co.	26,721	2,048,432
Village Super Market Inc., Class A	234	7,357
Weis Markets Inc.	354	17,615
Whole Foods Market Inc.	19,576	1,019,518
		3,447,045
Footwear—0.2%
Crocs Inc.	2,441	28,828	(a)
Deckers Outdoor Corp.	925	67,405	(a)
NIKE Inc., Class B	38,073	3,819,864
Skechers U.S.A. Inc., Class A	1,281	92,117	(a)
Steven Madden Ltd.	1,903	72,314	(a)
Wolverine World Wide Inc.	3,316	110,920
		4,191,448
Forest Products—0.0% *
Boise Cascade Co.	1,292	48,398	(a)
Deltic Timber Corp.	365	24,181
Louisiana-Pacific Corp.	8,413	138,899	(a)
		211,478
Gas Utilities—0.1%
AGL Resources Inc.	6,510	323,222
Atmos Energy Corp.	2,682	148,315
Chesapeake Utilities Corp.	474	23,989
National Fuel Gas Co.	2,242	135,260
New Jersey Resources Corp.	2,726	84,670
Northwest Natural Gas Co.	880	42,196
ONE Gas Inc.	3,068	132,630
Piedmont Natural Gas Company Inc.	2,524	93,161
Questar Corp.	4,669	111,402
South Jersey Industries Inc.	1,082	58,731
Southwest Gas Corp.	1,496	87,022
The Laclede Group Inc.	1,420	72,732
UGI Corp.	4,597	149,816
WGL Holdings Inc.	3,003	169,369
		1,632,515
General Merchandise Stores—0.2%
Big Lots Inc.	1,422	68,299
Burlington Stores Inc.	938	55,736	(a)
Dollar General Corp.	16,511	1,244,599	(a)
Dollar Tree Inc.	11,192	908,175	(a)
Family Dollar Stores Inc.	5,229	414,346
Fred’s Inc., Class A	1,177	20,115
Target Corp.	34,657	2,844,300
Tuesday Morning Corp.	1,436	23,119	(a)
		5,578,689
Gold—0.0% *
Gold Resource Corp.	1,315	4,195
Newmont Mining Corp.	27,146	589,339
Royal Gold Inc.	1,735	109,496
		703,030

Health Care REITs—0.2%
Aviv REIT Inc.	649	23,689
CareTrust REIT Inc.	836	11,336
HCP Inc.	24,992	1,079,904
Health Care REIT Inc.	18,997	1,469,608
Healthcare Realty Trust Inc.	3,162	87,840
LTC Properties Inc.	1,151	52,946
Medical Properties Trust Inc.	6,603	97,328
National Health Investors Inc.	1,240	88,052
Omega Healthcare Investors Inc.	3,688	149,622
Physicians Realty Trust	2,168	38,179
Sabra Health Care REIT Inc.	1,862	61,725
Senior Housing Properties Trust	6,252	138,732
Universal Health Realty Income Trust	394	22,163
Ventas Inc.	17,415	1,271,643
		4,592,767
Healthcare Distributors—0.3%
Aceto Corp.	966	21,252
AmerisourceBergen Corp.	11,305	1,285,039
Cardinal Health Inc.	18,009	1,625,673
Henry Schein Inc.	4,572	638,343	(a)
McKesson Corp.	12,667	2,865,275
Owens & Minor Inc.	3,750	126,900
Patterson Companies Inc.	4,611	224,971
PharMerica Corp.	974	27,457	(a)
		6,814,910
Healthcare Equipment—0.7%
Abaxis Inc.	733	46,993
Abbott Laboratories	81,928	3,795,724
ABIOMED Inc.	1,306	93,484	(a)
Accuray Inc.	2,487	23,129	(a)
Analogic Corp.	408	37,087
AngioDynamics Inc.	840	14,944	(a)
AtriCure Inc.	888	18,195	(a)
Baxter International Inc.	29,490	2,020,065
Becton Dickinson and Co.	11,308	1,623,716
Boston Scientific Corp.	72,182	1,281,231	(a)
Cantel Medical Corp.	1,106	52,535
Cardiovascular Systems Inc.	898	35,058	(a)
CONMED Corp.	885	44,684
CR Bard Inc.	4,076	682,119
CryoLife Inc.	912	9,457
Cyberonics Inc.	883	57,324	(a)
Cynosure Inc., Class A	727	22,297	(a)
DexCom Inc.	2,435	151,798	(a)
Edwards Lifesciences Corp.	5,822	829,402	(a)
Entellus Medical Inc.	145	3,176	(a)
Exactech Inc.	337	8,637	(a)
GenMark Diagnostics Inc.	1,347	17,484	(a)
Globus Medical Inc., Class A	2,165	54,645	(a)
Greatbatch Inc.	809	46,801	(a)
HeartWare International Inc.	554	48,625	(a)
Hill-Rom Holdings Inc.	1,508	73,892
Hologic Inc.	6,481	214,035	(a)
IDEXX Laboratories Inc.	1,254	193,718	(a)
Inogen Inc.	158	5,054	(a)
Insulet Corp.	1,815	60,530	(a)

Integra LifeSciences Holdings Corp.	817	50,368	(a)
Intuitive Surgical Inc.	1,973	996,424	(a)
Invacare Corp.	1,019	19,779
K2M Group Holdings Inc.	296	6,527	(a)
Masimo Corp.	1,477	48,711	(a)
Natus Medical Inc.	1,048	41,365	(a)
Nevro Corp.	251	12,030	(a)
NuVasive Inc.	1,527	70,227	(a)
NxStage Medical Inc.	2,030	35,119	(a)
Ocular Therapeutix Inc.	204	8,565	(a)
Orthofix International N.V.	596	21,390	(a)
PhotoMedex Inc.	459	923	(a)
ResMed Inc.	3,740	268,457
Rockwell Medical Inc.	1,554	16,985	(a)
Roka Bioscience Inc.	111	355	(a)
Second Sight Medical Products Inc.	84	1,077	(a)
Sirona Dental Systems Inc.	1,478	133,005	(a)
St Jude Medical Inc.	15,312	1,001,405
STERIS Corp.	3,492	245,383
Stryker Corp.	16,263	1,500,262
SurModics Inc.	404	10,516	(a)
Symmetry Surgical Inc.	316	2,316	(a)
Tandem Diabetes Care Inc.	318	4,013	(a)
Teleflex Inc.	1,103	133,276
Thoratec Corp.	3,189	133,587	(a)
Tornier N.V.	1,183	31,018	(a)
TransEnterix Inc.	981	2,874	(a)
TriVascular Technologies Inc.	252	2,643	(a)
Varian Medical Systems Inc.	5,442	512,038	(a)
Veracyte Inc.	239	1,740	(a)
Wright Medical Group Inc.	1,628	42,002	(a)
Zeltiq Aesthetics Inc.	963	29,689	(a)
Zimmer Holdings Inc.	9,216	1,083,064
		18,032,972
Healthcare Facilities—0.1%
AAC Holdings Inc.	175	5,352	(a)
Acadia Healthcare Company Inc.	1,405	100,598	(a)
Amsurg Corp.	1,354	83,298	(a)
Capital Senior Living Corp.	946	24,539	(a)
Community Health Systems Inc.	3,106	162,382	(a)
Five Star Quality Care Inc.	1,566	6,953	(a)
Genesis Healthcare Inc.	761	5,418	(a)
Hanger Inc.	1,153	26,162	(a)
HCA Holdings Inc.	16,026	1,205,636	(a)
HealthSouth Corp.	2,889	128,156
Kindred Healthcare Inc.	2,567	61,069
LifePoint Hospitals Inc.	1,182	86,818	(a)
National HealthCare Corp.	340	21,661
Select Medical Holdings Corp.	2,556	37,905
Surgical Care Affiliates Inc.	403	13,835	(a)
Tenet Healthcare Corp.	5,346	264,680	(a)
The Ensign Group Inc.	723	33,880
Universal Health Services Inc., Class B	4,956	583,371
US Physical Therapy Inc.	393	18,668
VCA Inc.	2,178	119,398	(a)
		2,989,779

Healthcare Services—0.2%
Addus HomeCare Corp.	211	4,857	(a)
Adeptus Health Inc., Class A	193	9,693	(a)
Air Methods Corp.	1,285	59,868	(a)
Alliance HealthCare Services Inc.	184	4,081	(a)
Almost Family Inc.	257	11,491	(a)
Amedisys Inc.	902	24,156	(a)
AMN Healthcare Services Inc.	1,488	34,328	(a)
Bio-Reference Laboratories Inc.	810	28,544	(a)
BioScrip Inc.	2,187	9,688	(a)
BioTelemetry Inc.	897	7,938	(a)
Chemed Corp.	575	68,655
Civitas Solutions Inc.	350	7,329	(a)
CorVel Corp.	352	12,112	(a)
Cross Country Healthcare Inc.	1,060	12,572	(a)
DaVita Healthcare Partners Inc.	9,356	760,456	(a)
ExamWorks Group Inc.	1,139	47,405	(a)
Express Scripts Holding Co.	39,569	3,433,402	(a)
Healthways Inc.	1,029	20,271	(a)
IPC Healthcare Inc.	573	26,725	(a)
Laboratory Corporation of America Holdings	5,426	684,164	(a)
Landauer Inc.	322	11,315
LHC Group Inc.	416	13,741	(a)
MEDNAX Inc.	2,559	185,553	(a)
National Research Corp., Class A	363	5,227
Omnicare Inc.	2,584	199,123
Quest Diagnostics Inc.	7,867	604,579
RadNet Inc.	1,119	9,400	(a)
Team Health Holdings Inc.	2,280	133,403	(a)
The Providence Service Corp.	373	19,814	(a)
		6,449,890
Healthcare Supplies—0.1%
Align Technology Inc.	1,933	103,966	(a)
Anika Therapeutics Inc.	471	19,391	(a)
Antares Pharma Inc.	3,863	10,469	(a)
Atrion Corp.	50	17,276
Cerus Corp.	2,970	12,385	(a)
DENTSPLY International Inc.	7,704	392,057
Derma Sciences Inc.	784	6,640	(a)
Endologix Inc.	2,088	35,642	(a)
Haemonetics Corp.	1,711	76,858	(a)
Halyard Health Inc.	1,238	60,910	(a)
ICU Medical Inc.	437	40,702	(a)
LDR Holding Corp.	540	19,786	(a)
Meridian Bioscience Inc.	1,348	25,720
Merit Medical Systems Inc.	1,406	27,065	(a)
Neogen Corp.	1,198	55,983	(a)
OraSure Technologies Inc.	1,808	11,824	(a)
Quidel Corp.	930	25,091	(a)
RTI Surgical Inc.	1,802	8,902	(a)
Sientra Inc.	195	3,742	(a)
STAAR Surgical Co.	1,228	9,124	(a)
The Cooper Companies Inc.	1,285	240,835
The Spectranetics Corp.	1,361	47,308	(a)
Unilife Corp.	3,948	15,831	(a)
Utah Medical Products Inc.	125	7,483
Vascular Solutions Inc.	552	16,737	(a)
West Pharmaceutical Services Inc.	2,269	136,616
		1,428,343

Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	4,535	54,239	(a)
Castlight Health Inc., Class B	446	3,461	(a)
Cerner Corp.	16,538	1,211,574	(a)
Computer Programs & Systems Inc.	369	20,022
Connecture Inc.	152	1,573	(a)
HealthStream Inc.	691	17,413	(a)
HMS Holdings Corp.	5,243	81,004	(a)
Imprivata Inc.	148	2,072	(a)
MedAssets Inc.	1,942	36,549	(a)
Medidata Solutions Inc.	1,771	86,850	(a)
Merge Healthcare Inc.	2,219	9,919	(a)
Omnicell Inc.	1,194	41,909	(a)
Quality Systems Inc.	1,619	25,872
Vocera Communications Inc.	798	7,916	(a)
		1,600,373
Heavy Electrical Equipment—0.0% *
AZZ Inc.	836	38,949
Capstone Turbine Corp.	10,258	6,668	(a)
Global Power Equipment Group Inc.	444	5,861
Power Solutions International Inc.	153	9,836	(a)
PowerSecure International Inc.	774	10,186	(a)
		71,500
Home Building—0.1%
Beazer Homes USA Inc.	869	15,399	(a)
Cavco Industries Inc.	291	21,842	(a)
Century Communities Inc.	136	2,629	(a)
DR Horton Inc.	18,059	514,320
Hovnanian Enterprises Inc., Class A	3,806	13,549	(a)
Installed Building Products Inc.	306	6,659	(a)
KB Home	5,142	80,318
Lennar Corp., Class A	9,720	503,593
LGI Homes Inc.	485	8,080	(a)
M/I Homes Inc.	799	19,048	(a)
MDC Holdings Inc.	2,308	65,778
Meritage Homes Corp.	1,287	62,600	(a)
NVR Inc.	102	135,523	(a)
PulteGroup Inc.	18,166	403,830
Standard Pacific Corp.	4,730	42,570	(a)
The New Home Company Inc.	326	5,200	(a)
The Ryland Group Inc.	1,543	75,206
Toll Brothers Inc.	4,253	167,313	(a)
TRI Pointe Homes Inc.	4,811	74,234	(a)
UCP Inc., Class A	260	2,262	(a)
WCI Communities Inc.	395	9,460	(a)
William Lyon Homes, Class A	600	15,492	(a)
		2,244,905
Home Entertainment Software—0.0% *
Electronic Arts Inc.	16,921	995,209	(a)
Glu Mobile Inc.	2,845	14,253	(a)
Rosetta Stone Inc.	725	5,517	(a)
Take-Two Interactive Software Inc.	2,736	69,645	(a)
		1,084,624
Home Furnishing Retail—0.0% *
Aaron’s Inc.	1,717	48,608
Bed Bath & Beyond Inc.	10,081	773,969	(a)
Haverty Furniture Companies Inc.	619	15,401
Kirkland’s Inc.	472	11,210	(a)

Mattress Firm Holding Corp.	485	33,775	(a)
Pier 1 Imports Inc.	3,098	43,310
Restoration Hardware Holdings Inc.	1,011	100,281	(a)
Select Comfort Corp.	1,776	61,219	(a)
Williams-Sonoma Inc.	2,279	181,659
		1,269,432
Home Furnishings—0.0% *
Ethan Allen Interiors Inc.	823	22,748
Flexsteel Industries Inc.	169	5,288
La-Z-Boy Inc.	1,710	48,068
Leggett & Platt Inc.	7,493	345,352
Mohawk Industries Inc.	3,372	626,349	(a)
Tempur Sealy International Inc.	1,621	93,597	(a)
The Dixie Group Inc.	510	4,615	(a)
		1,146,017
Home Improvement Retail—0.4%
Lowe’s Companies Inc.	52,934	3,937,760
Lumber Liquidators Holdings Inc.	900	27,702	(a)
Sears Hometown and Outlet Stores Inc.	396	3,057	(a)
The Home Depot Inc.	71,698	8,145,610
Tile Shop Holdings Inc.	963	11,662	(a)
		12,125,791
Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	686	11,504
Ashford Hospitality Trust Inc.	2,588	24,897
Chatham Lodging Trust	1,184	34,821
Chesapeake Lodging Trust	1,790	60,556
DiamondRock Hospitality Co.	6,425	90,785
FelCor Lodging Trust Inc.	4,043	46,454
Hersha Hospitality Trust	6,546	42,353
Hospitality Properties Trust	3,989	131,597
Host Hotels & Resorts Inc.	41,213	831,678
LaSalle Hotel Properties	6,613	256,981
Pebblebrook Hotel Trust	2,350	109,440
RLJ Lodging Trust	4,308	134,884
Ryman Hospitality Properties Inc.	1,424	86,736
Strategic Hotels & Resorts Inc.	8,760	108,887	(a)
Summit Hotel Properties Inc.	2,777	39,072
Sunstone Hotel Investors Inc.	6,611	110,205
		2,120,850
Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	24,510	1,172,558
Diamond Resorts International Inc.	1,142	38,177	(a)
Interval Leisure Group Inc.	1,260	33,024
La Quinta Holdings Inc.	1,473	34,881	(a)
Marriott International Inc., Class A	11,290	906,813
Marriott Vacations Worldwide Corp.	873	70,757
Morgans Hotel Group Co.	985	7,634	(a)
Royal Caribbean Cruises Ltd.	9,089	743,935
Starwood Hotels & Resorts Worldwide Inc.	9,346	780,391
The Marcus Corp.	575	12,242
Wyndham Worldwide Corp.	6,563	593,754
		4,394,166
Household Appliances—0.0% *
Helen of Troy Ltd.	922	75,134	(a)
iRobot Corp.	966	31,521	(a)
NACCO Industries Inc., Class A	153	8,107
Whirlpool Corp.	4,238	856,330
		971,092

Household Products—0.7%
Central Garden and Pet Co., Class A	1,392	14,783	(a)
Church & Dwight Company Inc.	3,476	296,920
Colgate-Palmolive Co.	46,415	3,218,416
Energizer Holdings Inc.	1,653	228,197
HRG Group Inc.	2,705	33,759	(a)
Kimberly-Clark Corp.	19,894	2,130,846
Oil-Dri Corporation of America	166	5,586
Orchids Paper Products Co.	272	7,333
The Clorox Co.	7,042	777,366
The Procter & Gamble Co.	147,011	12,046,081
WD-40 Co.	491	43,473
		18,802,760
Housewares & Specialties—0.0% *
CSS Industries Inc.	316	9,527
Jarden Corp.	4,774	252,545	(a)
Libbey Inc.	715	28,536
Lifetime Brands Inc.	350	5,348
Newell Rubbermaid Inc.	14,755	576,478
Tupperware Brands Corp.	1,325	91,451
		963,885
Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	218	9,339
CDI Corp.	475	6,674
GP Strategies Corp.	421	15,577	(a)
Heidrick & Struggles International Inc.	582	14,306
Insperity Inc.	729	38,119
Kelly Services Inc., Class A	867	15,120
Kforce Inc.	800	17,848
Korn/Ferry International	1,630	53,578
ManpowerGroup Inc.	2,084	179,537
On Assignment Inc.	1,659	63,656	(a)
Paylocity Holding Corp.	288	8,248	(a)
Robert Half International Inc.	7,399	447,787
Towers Watson & Co., Class A	1,851	244,674
TriNet Group Inc.	508	17,897	(a)
TrueBlue Inc.	1,351	32,897	(a)
WageWorks Inc.	1,150	61,330	(a)
		1,226,587
Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	23,937	3,626,336
PriceSmart Inc.	610	51,838
Wal-Mart Stores Inc.	85,928	7,067,578
		10,745,752
Independent Power Producers & Energy Traders—0.0% *
AES Corp.	35,708	458,848
Atlantic Power Corp.	4,145	11,647
Dynegy Inc.	4,020	126,349	(a)
NRG Energy Inc.	18,405	463,622
		1,060,466
Industrial Conglomerates—0.8%
3M Co.	34,553	5,699,517
Carlisle Companies Inc.	1,734	160,620
Danaher Corp.	33,402	2,835,830
General Electric Co.	546,354	13,555,043	(c)
Raven Industries Inc.	1,204	24,634
Roper Industries Inc.	5,451	937,572
		23,213,216

Industrial Gases—0.1%
Air Products & Chemicals Inc.	10,466	1,583,296
Airgas Inc.	3,660	388,363
Praxair Inc.	15,720	1,898,033
		3,869,692
Industrial Machinery—0.4%
Actuant Corp., Class A	2,013	47,789
Albany International Corp., Class A	910	36,172
Altra Industrial Motion Corp.	881	24,351
ARC Group Worldwide Inc.	105	561	(a)
Barnes Group Inc.	1,777	71,951
Blount International Inc.	1,643	21,162	(a)
Briggs & Stratton Corp.	1,509	30,995
Chart Industries Inc.	995	34,900	(a)
CIRCOR International Inc.	575	31,453
CLARCOR Inc.	2,982	196,991
Columbus McKinnon Corp.	647	17,430
Crane Co.	1,303	81,320
Donaldson Company Inc.	3,379	127,422
Dover Corp.	9,000	622,080
Dynamic Materials Corp.	481	6,142
Energy Recovery Inc.	1,325	3,432	(a)
EnPro Industries Inc.	745	49,133
ESCO Technologies Inc.	832	32,431
Flowserve Corp.	7,420	419,156
Global Brass & Copper Holdings Inc.	728	11,248
Graco Inc.	1,570	113,291
Graham Corp.	350	8,390
Harsco Corp.	4,651	80,276
Hillenbrand Inc.	2,056	63,469
Hurco Companies Inc.	229	7,541
Hyster-Yale Materials Handling Inc.	341	24,992
IDEX Corp.	2,088	158,333
Illinois Tool Works Inc.	19,003	1,845,951
Ingersoll-Rand PLC	14,447	983,552
ITT Corp.	2,421	96,622
John Bean Technologies Corp.	962	34,363
Kadant Inc.	376	19,781
Kennametal Inc.	2,106	70,951
LB Foster Co., Class A	334	15,858
Lincoln Electric Holdings Inc.	2,067	135,161
Lydall Inc.	572	18,144	(a)
Mueller Industries Inc.	1,854	66,985
Mueller Water Products Inc., Class A	5,199	51,210
NN Inc.	577	14,471
Nordson Corp.	1,529	119,782
Omega Flex Inc.	91	2,289
Pall Corp.	5,798	582,061
Parker-Hannifin Corp.	7,755	921,139
Proto Labs Inc.	744	52,080	(a)
RBC Bearings Inc.	762	58,323
Rexnord Corp.	2,463	65,737	(a)
Snap-on Inc.	3,163	465,151
SPX Corp.	1,090	92,541
Standex International Corp.	414	34,002
Stanley Black & Decker Inc.	8,525	812,944
Sun Hydraulics Corp.	720	29,779
Tennant Co.	605	39,549

The ExOne Co.	342	4,668	(a)
The Gorman-Rupp Co.	614	18,389
The Timken Co.	1,982	83,521
TriMas Corp.	1,479	45,538	(a)
Valmont Industries Inc.	637	78,275
Watts Water Technologies Inc., Class A	936	51,508
Woodward Inc.	3,674	187,411
Xerium Technologies Inc.	330	5,353	(a)
Xylem Inc.	9,902	346,768
		9,772,268
Industrial REITs—0.1%
DCT Industrial Trust Inc.	2,713	94,033
EastGroup Properties Inc.	1,037	62,365
First Industrial Realty Trust Inc.	3,603	77,212
Monmouth Real Estate Investment Corp., Class A	1,901	21,120
Prologis Inc.	27,833	1,212,406
Rexford Industrial Realty Inc.	1,878	29,691
STAG Industrial Inc.	1,856	43,653
Terreno Realty Corp.	1,366	31,145
		1,571,625
Insurance Brokers—0.1%
Aon PLC	15,256	1,466,407
Arthur J Gallagher & Co.	4,384	204,952
Brown & Brown Inc.	3,131	103,668
Crawford & Co., Class B	883	7,629
eHealth Inc.	564	5,290	(a)
Marsh & McLennan Companies Inc.	29,432	1,650,841
Patriot National Inc.	223	2,832	(a)
		3,441,619
Integrated Oil & Gas—1.2%
Chevron Corp.	102,348	10,744,493
Exxon Mobil Corp.	228,339	19,408,815
Occidental Petroleum Corp.	41,945	3,061,985
		33,215,293
Integrated Telecommunication Services—0.8%
AT&T Inc.	282,205	9,213,993
Atlantic Tele-Network Inc.	305	21,112
CenturyLink Inc.	31,056	1,072,985
Cincinnati Bell Inc.	6,872	24,258	(a)
Consolidated Communications Holdings Inc.	1,636	33,374
Fairpoint Communications Inc.	718	12,637	(a)
Frontier Communications Corp.	54,549	384,571
General Communication Inc., Class A	1,157	18,234	(a)
Hawaiian Telcom Holdco Inc.	355	9,454	(a)
IDT Corp., Class B	574	10,189
Verizon Communications Inc.	226,161	10,998,209
Windstream Holdings Inc.	32,728	242,187
		22,041,203
Internet Retail—0.5%
1-800-Flowers.com Inc., Class A	802	9,488	(a)
Amazon.com Inc.	20,724	7,711,400	(a)
Blue Nile Inc.	405	12,895	(a)
Expedia Inc.	5,373	505,760
FTD Companies Inc.	602	18,024	(a)
Lands’ End Inc.	541	19,411	(a)
Netflix Inc.	3,278	1,365,910	(a)
Nutrisystem Inc.	903	18,042
Orbitz Worldwide Inc.	1,657	19,321	(a)

Overstock.com Inc.	368	8,913	(a)
PetMed Express Inc.	641	10,589
Shutterfly Inc.	1,259	56,957	(a)
The Priceline Group Inc.	2,827	3,291,052	(a)
TripAdvisor Inc.	6,068	504,676	(a)
Wayfair Inc., Class A	410	13,169	(a)
		13,565,607
Internet Software & Services—1.3%
Actua Corp.	1,317	20,400	(a)
Akamai Technologies Inc.	9,687	688,213	(a)
Amber Road Inc.	304	2,812	(a)
Angie’s List Inc.	1,503	8,823	(a)
AOL Inc.	2,086	82,627	(a)
Bankrate Inc.	2,195	24,891	(a)
Bazaarvoice Inc.	1,709	9,656	(a)
Benefitfocus Inc.	160	5,886	(a)
Blucora Inc.	1,365	18,646	(a)
Borderfree Inc.	203	1,220	(a)
Box Inc., Class A	366	7,229	(a)
Brightcove Inc.	1,103	8,085	(a)
Carbonite Inc.	602	8,609	(a)
Care.com Inc.	247	1,872	(a)
ChannelAdvisor Corp.	667	6,463	(a)
comScore Inc.	1,132	57,958	(a)
Constant Contact Inc.	1,026	39,203	(a)
Cornerstone OnDemand Inc.	1,735	50,124	(a)
Coupons.com Inc.	416	4,884	(a)
Cvent Inc.	580	16,263	(a)
Dealertrack Technologies Inc.	1,754	67,564	(a)
Demand Media Inc.	278	1,590	(a)
Demandware Inc.	983	59,865	(a)
Dice Holdings Inc.	1,287	11,480	(a)
EarthLink Holdings Corp.	3,201	14,212
eBay Inc.	59,941	3,457,397	(a)
Endurance International Group Holdings Inc.	977	18,622	(a)
Envestnet Inc.	1,115	62,529	(a)
Equinix Inc.	3,066	713,918
Everyday Health Inc.	259	3,331	(a)
Facebook Inc., Class A	114,249	9,392,982	(a)
Five9 Inc.	410	2,280	(a)
Global Sources Ltd.	575	3,370	(a)
Gogo Inc.	1,848	35,223	(a)
Google Inc., Class A	15,542	8,621,147	(a)
Google Inc., Class C	15,574	8,534,552	(a)
GrubHub Inc.	307	13,935	(a)
GTT Communications Inc.	480	9,062	(a)
Hortonworks Inc.	206	4,911	(a)
Internap Corp.	1,844	18,864	(a)
IntraLinks Holdings Inc.	1,316	13,607	(a)
j2 Global Inc.	1,531	100,556
Limelight Networks Inc.	2,099	7,619	(a)
Liquidity Services Inc.	821	8,112	(a)
LivePerson Inc.	1,788	18,300	(a)
LogMeIn Inc.	792	44,344	(a)
Marchex Inc., Class B	1,123	4,582
Marin Software Inc.	901	5,667	(a)
Marketo Inc.	846	21,675	(a)
Millennial Media Inc.	2,591	3,757	(a)

Monster Worldwide Inc.	2,843	18,025	(a)
New Relic Inc.	154	5,344	(a)
NIC Inc.	2,122	37,496
OPOWER Inc.	265	2,684	(a)
Perficient Inc.	1,122	23,214	(a)
Q2 Holdings Inc.	338	7,145	(a)
QuinStreet Inc.	1,055	6,277	(a)
Rackspace Hosting Inc.	3,131	161,528	(a)
RealNetworks Inc.	647	4,354	(a)
Reis Inc.	271	6,948
RetailMeNot Inc.	990	17,830	(a)
Rightside Group Ltd.	278	2,822	(a)
Rocket Fuel Inc.	632	5,814	(a)
SciQuest Inc.	876	14,831	(a)
Shutterstock Inc.	495	33,992	(a)
SPS Commerce Inc.	541	36,301	(a)
Stamps.com Inc.	463	31,155	(a)
TechTarget Inc.	584	6,734	(a)
Textura Corp.	604	16,417	(a)
Travelzoo Inc.	237	2,285	(a)
Tremor Video Inc.	1,210	2,831	(a)
TrueCar Inc.	265	4,730	(a)
Unwired Planet Inc.	2,959	1,692	(a)
VeriSign Inc.	5,726	383,470	(a)
Web.com Group Inc.	1,711	32,423	(a)
WebMD Health Corp.	1,268	55,583	(a)
XO Group Inc.	865	15,285	(a)
Xoom Corp.	1,000	14,690	(a)
Yahoo! Inc.	47,391	2,105,819	(a)
YuMe Inc.	615	3,192	(a)
		35,399,828
Investment Banking & Brokerage—0.4%
BGC Partners Inc., Class A	5,697	53,837
Cowen Group Inc., Class A	3,729	19,391	(a)
E*TRADE Financial Corp.	15,722	448,942	(a)
Evercore Partners Inc., Class A	1,088	56,206
FBR & Co.	256	5,916	(a)
FXCM Inc., Class A	1,505	3,206
Greenhill & Company Inc.	902	35,764
INTL. FCStone Inc.	520	15,459	(a)
Investment Technology Group Inc.	1,096	33,220	(a)
KCG Holdings Inc., Class A	1,446	17,728	(a)
Ladenburg Thalmann Financial Services Inc.	3,202	12,360	(a)
Moelis & Co., Class A	252	7,590
Morgan Stanley	83,873	2,993,427
Oppenheimer Holdings Inc., Class A	333	7,812
Piper Jaffray Cos.	534	28,014	(a)
Raymond James Financial Inc.	3,381	191,973
RCS Capital Corp., Class A	309	3,288
Stifel Financial Corp.	3,886	216,644	(a)
The Charles Schwab Corp.	62,523	1,903,200
The Goldman Sachs Group Inc.	22,038	4,142,483
		10,196,460
IT Consulting & Other Services—0.5%
Accenture PLC, Class A	34,142	3,198,764
Acxiom Corp.	4,590	84,869	(a)
CACI International Inc., Class A	775	69,688	(a)
CIBER Inc.	2,449	10,090	(a)

Cognizant Technology Solutions Corp., Class A	33,132	2,067,105	(a)
Computer Task Group Inc.	544	3,977
Datalink Corp.	673	8,103	(a)
EPAM Systems Inc.	1,168	71,587	(a)
Forrester Research Inc.	378	13,903
Gartner Inc.	2,329	195,287	(a)
iGATE Corp.	1,210	51,619	(a)
International Business Machines Corp.	50,075	8,037,037
Leidos Holdings Inc.	1,657	69,528
Lionbridge Technologies Inc.	2,179	12,464	(a)
ManTech International Corp., Class A	781	26,507
Science Applications International Corp.	2,352	120,775
ServiceSource International Inc.	2,192	6,795	(a)
Teradata Corp.	7,901	348,750	(a)
The Hackett Group Inc.	815	7,286
Unisys Corp.	1,679	38,970	(a)
Virtusa Corp.	864	35,752	(a)
		14,478,856
Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	694	13,436
International Speedway Corp., Class A	1,669	54,426
Intrawest Resorts Holdings Inc.	475	4,142	(a)
Life Time Fitness Inc.	2,281	161,860	(a)
Speedway Motorsports Inc.	377	8,577
Vail Resorts Inc.	1,168	120,794
		363,235
Leisure Products—0.1%
Arctic Cat Inc.	415	15,073
Black Diamond Inc.	775	7,324	(a)
Brunswick Corp.	5,475	281,689
Callaway Golf Co.	2,511	23,930
Escalade Inc.	332	5,770
Hasbro Inc.	6,158	389,432
JAKKS Pacific Inc.	594	4,063	(a)
Johnson Outdoors Inc., Class A	172	5,695
LeapFrog Enterprises Inc.	2,248	4,901	(a)
Malibu Boats Inc., Class A	300	7,005	(a)
Marine Products Corp.	246	2,108
Mattel Inc.	18,443	421,422
Nautilus Inc.	1,041	15,896	(a)
Polaris Industries Inc.	1,623	229,005
Smith & Wesson Holding Corp.	1,800	22,914	(a)
Sturm Ruger & Company Inc.	632	31,366
Vista Outdoor Inc.	1,703	72,922	(a)
		1,540,515
Life & Health Insurance—0.3%
Aflac Inc.	23,892	1,529,327
American Equity Investment Life Holding Co.	2,439	71,048
Citizens Inc.	1,530	9,425	(a)
CNO Financial Group Inc.	6,588	113,445
FBL Financial Group Inc., Class A	309	19,161
Fidelity & Guaranty Life	383	8,120
Independence Holding Co.	243	3,302
Kansas City Life Insurance Co.	130	5,971
Lincoln National Corp.	13,957	801,969
MetLife Inc.	60,828	3,074,855
National Western Life Insurance Co., Class A	72	18,310
Primerica Inc.	3,147	160,182

Principal Financial Group Inc.	14,863	763,512
Prudential Financial Inc.	24,714	1,984,781
StanCorp Financial Group Inc.	1,121	76,901
Symetra Financial Corp.	2,452	57,524
The Phoenix Companies Inc.	183	9,148	(a)
Torchmark Corp.	7,003	384,605
Unum Group	13,717	462,675
		9,554,261
Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	735	16,537	(a)
Affymetrix Inc.	2,397	30,106	(a)
Agilent Technologies Inc.	18,150	754,132
Albany Molecular Research Inc.	776	13,658	(a)
Bio-Rad Laboratories Inc., Class A	550	74,349	(a)
Bio-Techne Corp.	988	99,086
Cambrex Corp.	990	39,234	(a)
Charles River Laboratories International Inc.	1,259	99,826	(a)
Enzo Biochem Inc.	1,170	3,451	(a)
Fluidigm Corp.	917	38,606	(a)
INC Research Holdings Inc., Class A	287	9,393	(a)
Luminex Corp.	1,223	19,568	(a)
Mettler-Toledo International Inc.	750	246,487	(a)
NanoString Technologies Inc.	342	3,485	(a)
Pacific Biosciences of California Inc.	1,852	10,816	(a)
PAREXEL International Corp.	1,846	127,356	(a)
PerkinElmer Inc.	6,151	314,562
PRA Health Sciences Inc.	628	18,112	(a)
Sequenom Inc.	3,741	14,777	(a)
Thermo Fisher Scientific Inc.	21,599	2,901,610
Waters Corp.	4,533	563,543	(a)
		5,398,694
Managed Healthcare—0.5%
Aetna Inc.	19,137	2,038,665
Anthem Inc.	14,523	2,242,496
Centene Corp.	3,162	223,522	(a)
Cigna Corp.	14,068	1,820,962
Health Net Inc.	2,052	124,125	(a)
HealthEquity Inc.	330	8,247	(a)
Humana Inc.	8,144	1,449,795
Magellan Health Inc.	910	64,446	(a)
Molina Healthcare Inc.	994	66,886	(a)
Triple-S Management Corp., Class B	804	15,984	(a)
Trupanion Inc.	227	1,816	(a)
UnitedHealth Group Inc.	51,915	6,141,025
Universal American Corp.	1,341	14,322	(a)
WellCare Health Plans Inc.	2,590	236,881	(a)
		14,449,172
Marine—0.0% *
Baltic Trading Ltd.	1,683	2,508
International Shipholding Corp.	207	2,507
Kirby Corp.	1,486	111,524	(a)
Knightsbridge Shipping Ltd.	1,175	5,875
Matson Inc.	1,396	58,855
Scorpio Bulkers Inc.	4,608	10,921	(a)
Ultrapetrol Bahamas Ltd.	807	1,170	(a)
		193,360

Metal & Glass Containers—0.0% *
AptarGroup Inc.	1,661	105,507
Ball Corp.	7,453	526,480
Berry Plastics Group Inc.	2,947	106,652	(a)
Greif Inc., Class A	891	34,990
Myers Industries Inc.	827	14,497
Owens-Illinois Inc.	8,956	208,854	(a)
Silgan Holdings Inc.	1,109	64,466
		1,061,446
Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	948	17,860
Altisource Residential Corp.	1,803	37,611
American Capital Mortgage Investment Corp.	1,678	30,137
Anworth Mortgage Asset Corp.	3,477	17,698
Apollo Commercial Real Estate Finance Inc.	1,791	30,769
Apollo Residential Mortgage Inc.	1,038	16,556
Ares Commercial Real Estate Corp.	971	10,730
ARMOUR Residential REIT Inc.	11,862	37,603
Capstead Mortgage Corp.	3,179	37,417
Colony Financial Inc.	3,535	91,627
CYS Investments Inc.	5,410	48,203
Dynex Capital Inc.	1,818	15,398
Great Ajax Corp.	69	1,003	(a)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	814	14,880
Hatteras Financial Corp.	3,189	57,912
Invesco Mortgage Capital Inc.	3,984	61,871
iStar Financial Inc.	2,802	36,426	(a)
New Residential Investment Corp.	4,659	70,025
New York Mortgage Trust Inc.	3,404	26,415
Owens Realty Mortgage Inc.	361	5,408
PennyMac Mortgage Investment Trust	2,453	52,224
Redwood Trust Inc.	2,730	48,785
Resource Capital Corp.	4,144	18,814
Western Asset Mortgage Capital Corp.	1,449	21,851
		807,223
Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	11,661	708,289

Movies & Entertainment—0.7%
AMC Entertainment Holdings Inc., Class A	683	24,240
Carmike Cinemas Inc.	797	26,779	(a)
Cinedigm Corp., Class A	2,621	4,246	(a)
Cinemark Holdings Inc.	2,771	124,889
DreamWorks Animation SKG Inc., Class A	1,928	46,658	(a)
Global Eagle Entertainment Inc.	1,311	17,449	(a)
Live Nation Entertainment Inc.	3,860	97,388	(a)
Reading International Inc., Class A	559	7,519	(a)
Rentrak Corp.	332	18,446	(a)
SFX Entertainment Inc.	1,515	6,196	(a)
The Walt Disney Co.	85,097	8,925,824
Time Warner Inc.	45,210	3,817,532
Twenty-First Century Fox Inc., Class A	99,534	3,368,231
Viacom Inc., Class B	19,879	1,357,736
World Wrestling Entertainment Inc., Class A	1,004	14,066
		17,857,199
Multi-Line Insurance—0.2%
American Financial Group Inc.	1,950	125,092
American International Group Inc.	74,709	4,093,306

Assurant Inc.	3,816	234,340
Genworth Financial Inc., Class A	27,256	199,241	(a)
HCC Insurance Holdings Inc.	2,568	145,529
Horace Mann Educators Corp.	1,335	45,657
Kemper Corp.	2,761	107,569
Loews Corp.	16,290	665,121
National General Holdings Corp.	1,168	21,842
The Hartford Financial Services Group Inc.	22,915	958,305
		6,596,002
Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc., Class B	99,212	14,318,276	(a)
Leucadia National Corp.	17,248	384,458
PICO Holdings Inc.	718	11,639	(a)
		14,714,373
Multi-Utilities—0.5%
Alliant Energy Corp.	2,952	185,976
Ameren Corp.	13,206	557,293
Avista Corp.	1,972	67,403
Black Hills Corp.	2,656	133,969
CenterPoint Energy Inc.	23,395	477,492
CMS Energy Corp.	14,972	522,672
Consolidated Edison Inc.	15,938	972,218
Dominion Resources Inc.	31,988	2,266,990
DTE Energy Co.	9,632	777,206
Integrys Energy Group Inc.	4,354	313,575
MDU Resources Group Inc.	5,173	110,392
NiSource Inc.	17,181	758,713
NorthWestern Corp.	1,542	82,944
PG&E Corp.	25,852	1,371,966
Public Service Enterprise Group Inc.	27,537	1,154,351
SCANA Corp.	7,760	426,722
Sempra Energy	12,577	1,371,144
TECO Energy Inc.	12,762	247,583
Vectren Corp.	2,197	96,976
Wisconsin Energy Corp.	12,274	607,563
		12,503,148
Office REITs—0.2%
Alexandria Real Estate Equities Inc.	1,917	187,943
BioMed Realty Trust Inc.	5,357	121,390
Boston Properties Inc.	8,331	1,170,339
Coresite Realty Corp.	692	33,687
Corporate Office Properties Trust	2,461	72,304
CyrusOne Inc.	1,079	33,578
DuPont Fabros Technology Inc.	2,108	68,889
Easterly Government Properties Inc.	378	6,067	(a)
Franklin Street Properties Corp.	2,948	37,793
Government Properties Income Trust	2,232	51,001
Gramercy Property Trust Inc.	1,518	42,610
Highwoods Properties Inc.	5,393	246,892
Hudson Pacific Properties Inc.	2,072	68,770
Kilroy Realty Corp.	2,298	175,039
Mack-Cali Realty Corp.	5,124	98,791
New York REIT Inc.	5,374	56,319
Parkway Properties Inc.	2,567	44,537
QTS Realty Trust Inc., Class A	453	16,494
SL Green Realty Corp.	5,354	687,346
Vornado Realty Trust	9,501	1,064,112
		4,283,901

Office Services & Supplies—0.0% *
ACCO Brands Corp.	3,787	31,470	(a)
ARC Document Solutions Inc.	1,312	12,110	(a)
Herman Miller Inc.	3,528	97,937
HNI Corp.	2,661	146,807
Interface Inc.	2,162	44,926
Kimball International Inc., Class B	978	10,250
Knoll Inc.	1,570	36,785
MSA Safety Inc.	1,813	90,433
NL Industries Inc.	176	1,364	(a)
Pitney Bowes Inc.	10,913	254,491
Steelcase Inc., Class A	2,701	51,157
United Stationers Inc.	1,287	52,754
West Corp.	1,257	42,399
		872,883
Oil & Gas Drilling—0.0% *
Atwood Oceanics Inc.	1,608	45,201
Diamond Offshore Drilling Inc.	3,723	99,739
Ensco PLC, Class A	12,758	268,811
Helmerich & Payne Inc.	5,893	401,137
Hercules Offshore Inc.	5,483	2,298	(a)
Independence Contract Drilling Inc.	240	1,673	(a)
Nabors Industries Ltd.	7,700	105,105
Parker Drilling Co.	4,128	14,407	(a)
Patterson-UTI Energy Inc.	3,897	73,166
Pioneer Energy Services Corp.	2,118	11,480	(a)
Rowan Companies PLC, Class A	3,327	58,921
Unit Corp.	1,249	34,947	(a)
Vantage Drilling Co.	7,347	2,406	(a)
		1,119,291
Oil & Gas Equipment & Services—0.5%
Aspen Aerogels Inc.	112	815	(a)
Baker Hughes Inc.	23,544	1,496,928
Basic Energy Services Inc.	1,093	7,574	(a)
Bristow Group Inc.	1,157	62,999
C&J Energy Services Ltd.	1,492	16,606	(a)
Cameron International Corp.	10,747	484,905	(a)
CARBO Ceramics Inc.	641	19,557
Dresser-Rand Group Inc.	2,040	163,914	(a)
Dril-Quip Inc.	1,035	70,784	(a)
Era Group Inc.	675	14,067	(a)
Exterran Holdings Inc.	1,871	62,809
FMC Technologies Inc.	12,728	471,063	(a)
FMSA Holdings Inc.	724	5,242	(a)
Forum Energy Technologies Inc.	1,933	37,887	(a)
Geospace Technologies Corp.	445	7,347	(a)
Glori Energy Inc.	411	875	(a)
Gulf Island Fabrication Inc.	491	7,296
Gulfmark Offshore Inc., Class A	862	11,240
Halliburton Co.	46,112	2,023,395
Helix Energy Solutions Group Inc.	6,100	91,256	(a)
Hornbeck Offshore Services Inc.	1,183	22,252	(a)
ION Geophysical Corp.	4,117	8,934	(a)
Key Energy Services Inc.	4,536	8,256	(a)
Matrix Service Co.	880	15,453	(a)
McDermott International Inc.	7,807	29,979	(a)
Mitcham Industries Inc.	430	1,978	(a)
National Oilwell Varco Inc.	22,315	1,115,527

Natural Gas Services Group Inc.	389	7,477	(a)
Newpark Resources Inc.	2,775	25,280	(a)
Nuverra Environmental Solutions Inc.	520	1,851	(a)
Oceaneering International Inc.	2,651	142,968
Oil States International Inc.	1,370	54,485	(a)
PHI Inc.	413	12,423	(a)
Profire Energy Inc.	449	606	(a)
RigNet Inc.	381	10,893	(a)
Schlumberger Ltd.	69,422	5,792,572
SEACOR Holdings Inc.	614	42,777	(a)
Superior Energy Services Inc.	4,048	90,432
Tesco Corp.	1,095	12,450
TETRA Technologies Inc.	2,522	15,586	(a)
Tidewater Inc.	1,254	24,002
U.S. Silica Holdings Inc.	1,758	62,602
Willbros Group Inc.	1,326	4,389	(a)
		12,559,731
Oil & Gas Exploration & Production—0.8%
Abraxas Petroleum Corp.	3,097	10,065	(a)
American Eagle Energy Corp.	1,036	187	(a)
Anadarko Petroleum Corp.	27,556	2,281,912
Apache Corp.	20,486	1,235,920
Approach Resources Inc.	1,352	8,910	(a)
Bill Barrett Corp.	1,589	13,189	(a)
Bonanza Creek Energy Inc.	1,285	31,688	(a)
Cabot Oil & Gas Corp.	22,479	663,805
California Resources Corp.	8,206	62,448
Callon Petroleum Co.	2,089	15,605	(a)
Carrizo Oil & Gas Inc.	1,656	82,220	(a)
Chesapeake Energy Corp.	28,240	399,878
Cimarex Energy Co.	4,749	546,562
Clayton Williams Energy Inc.	196	9,924	(a)
Comstock Resources Inc.	1,651	5,894
ConocoPhillips	66,971	4,169,615
Contango Oil & Gas Co.	551	12,122	(a)
Denbury Resources Inc.	9,400	68,526
Devon Energy Corp.	20,926	1,262,047
Diamondback Energy Inc.	1,441	110,726	(a)
Eclipse Resources Corp.	1,005	5,648	(a)
Emerald Oil Inc.	2,032	1,504	(a)
Energen Corp.	1,942	128,172
Energy XXI Ltd.	2,800	10,192
EOG Resources Inc.	29,817	2,733,921
EQT Corp.	8,246	683,346
Evolution Petroleum Corp.	693	4,123
EXCO Resources Inc.	5,247	9,602
FX Energy Inc.	1,948	2,435	(a)
Gastar Exploration Inc.	2,312	6,057	(a)
Goodrich Petroleum Corp.	1,486	5,275	(a)
Gulfport Energy Corp.	2,280	104,675	(a)
Halcon Resources Corp.	8,541	13,153	(a)
Harvest Natural Resources Inc.	1,429	639	(a)
Hess Corp.	13,226	897,649
Isramco Inc.	25	3,145	(a)
Jones Energy Inc., Class A	378	3,394	(a)
Magnum Hunter Resources Corp.	6,532	17,440	(a)
Marathon Oil Corp.	36,726	958,916
Matador Resources Co.	2,386	52,301	(a)

Midstates Petroleum Company Inc.	1,273	1,082	(a)
Miller Energy Resources Inc.	1,114	696	(a)
Murphy Oil Corp.	9,082	423,221
Newfield Exploration Co.	8,690	304,932	(a)
Noble Energy Inc.	21,010	1,027,389
Northern Oil and Gas Inc.	1,910	14,726	(a)
Panhandle Oil and Gas Inc., Class A	474	9,381
Parsley Energy Inc., Class A	1,720	27,486	(a)
PDC Energy Inc.	1,287	69,550	(a)
Penn Virginia Corp.	2,087	13,524	(a)
PetroQuest Energy Inc.	2,084	4,793	(a)
Pioneer Natural Resources Co.	8,102	1,324,758
QEP Resources Inc.	8,915	185,878
Range Resources Corp.	9,183	477,883
Resolute Energy Corp.	2,671	1,505	(a)
Rex Energy Corp.	1,681	6,253	(a)
Ring Energy Inc.	691	7,338	(a)
Rosetta Resources Inc.	4,333	73,748	(a)
RSP Permian Inc.	798	20,102	(a)
Sanchez Energy Corp.	1,607	20,907	(a)
SM Energy Co.	1,795	92,766
Southwestern Energy Co.	20,842	483,326	(a)
Stone Energy Corp.	1,859	27,290	(a)
Swift Energy Co.	1,484	3,205	(a)
Synergy Resources Corp.	2,647	31,367	(a)
TransAtlantic Petroleum Ltd.	764	4,080	(a)
Triangle Petroleum Corp.	2,100	10,563	(a)
VAALCO Energy Inc.	1,729	4,236	(a)
W&T Offshore Inc.	1,206	6,163
Warren Resources Inc.	2,614	2,326	(a)
WPX Energy Inc.	5,426	59,306	(a)
		21,372,610
Oil & Gas Refining & Marketing—0.3%
Adams Resources & Energy Inc.	80	5,377
Alon USA Energy Inc.	855	14,167
Amyris Inc.	965	2,316	(a)
Clean Energy Fuels Corp.	2,257	12,041	(a)
Delek US Holdings Inc.	1,938	77,035
Green Plains Inc.	1,212	34,603
HollyFrontier Corp.	5,218	210,129
Marathon Petroleum Corp.	14,864	1,521,925
Pacific Ethanol Inc.	793	8,556	(a)
Phillips 66	29,586	2,325,460
Renewable Energy Group Inc.	1,219	11,239	(a)
REX American Resources Corp.	198	12,040	(a)
Tesoro Corp.	6,871	627,254
Valero Energy Corp.	28,028	1,783,141
Vertex Energy Inc.	440	1,628	(a)
Western Refining Inc.	3,479	171,828
World Fuel Services Corp.	1,918	110,247
		6,928,986
Oil & Gas Storage & Transportation—0.3%
Dorian LPG Ltd.	252	3,284	(a)
Frontline Ltd.	2,280	5,107	(a)
GasLog Ltd.	1,413	27,440
Kinder Morgan Inc.	92,712	3,899,467
Nordic American Tankers Ltd.	2,892	34,444
ONEOK Inc.	11,332	546,656

Scorpio Tankers Inc.	5,390	50,774
SemGroup Corp., Class A	1,396	113,551
Ship Finance International Ltd.	1,919	28,401
Spectra Energy Corp.	36,513	1,320,675
Teekay Tankers Ltd., Class A	2,473	14,195
The Williams Companies Inc.	36,604	1,851,796
		7,895,790
Other Diversified Financial Services—0.0% *
Tiptree Financial Inc., Class A	241	1,598	(a)

Packaged Foods & Meats—0.6%
B&G Foods Inc.	1,756	51,679
Boulder Brands Inc.	2,029	19,336	(a)
Cal-Maine Foods Inc.	1,013	39,568
Calavo Growers Inc.	474	24,373
Campbell Soup Co.	9,752	453,956
ConAgra Foods Inc.	23,120	844,574
Dean Foods Co.	5,583	92,287
Diamond Foods Inc.	713	23,222	(a)
Farmer Bros Co.	252	6,237	(a)
Flowers Foods Inc.	4,903	111,494
Freshpet Inc.	370	7,189	(a)
General Mills Inc.	32,851	1,859,367
Hormel Foods Corp.	7,314	415,801
Inventure Foods Inc.	493	5,517	(a)
J&J Snack Foods Corp.	478	51,003
John B Sanfilippo & Son Inc.	274	11,809
Kellogg Co.	13,718	904,702
Keurig Green Mountain Inc.	6,612	738,759
Kraft Foods Group Inc.	32,039	2,791,078
Lancaster Colony Corp.	1,114	106,019
Landec Corp.	909	12,681	(a)
Lifeway Foods Inc.	157	3,358	(a)
McCormick & Company Inc.	7,029	542,006
Mead Johnson Nutrition Co.	10,994	1,105,227
Mondelez International Inc., Class A	89,790	3,240,521
Omega Protein Corp.	717	9,816	(a)
Post Holdings Inc.	3,101	145,251	(a)
Sanderson Farms Inc.	759	60,454
Seaboard Corp.	9	37,188	(a)
Seneca Foods Corp., Class A	273	8,138	(a)
Snyder’s-Lance Inc.	1,555	49,698
The Hain Celestial Group Inc.	2,706	173,319	(a)
The Hershey Co.	8,053	812,628
The JM Smucker Co.	5,541	641,260
The WhiteWave Foods Co., Class A	4,641	205,782	(a)
Tootsie Roll Industries Inc.	1,183	40,143
TreeHouse Foods Inc.	2,492	211,870	(a)
Tyson Foods Inc., Class A	15,947	610,770
		16,468,080
Paper Packaging—0.1%
AEP Industries Inc.	123	6,770	(a)
Avery Dennison Corp.	4,961	262,487
Bemis Company Inc.	2,602	120,499
Graphic Packaging Holding Co.	10,550	153,397
MeadWestvaco Corp.	9,075	452,570
Packaging Corporation of America	2,618	204,701
Rock-Tenn Co., Class A	3,723	240,133

Sealed Air Corp.	11,493	523,621
Sonoco Products Co.	2,679	121,787
UFP Technologies Inc.	197	4,488	(a)
		2,090,453
Paper Products—0.1%
Clearwater Paper Corp.	615	40,159	(a)
Domtar Corp.	1,706	78,851
International Paper Co.	23,051	1,279,100
KapStone Paper and Packaging Corp.	2,741	90,014
Neenah Paper Inc.	546	34,147
PH Glatfelter Co.	1,428	39,313
Resolute Forest Products Inc.	2,121	36,587	(a)
Schweitzer-Mauduit International Inc.	997	45,982
Wausau Paper Corp.	1,369	13,047
		1,657,200
Personal Products—0.0% *
Avon Products Inc.	11,566	92,412
Elizabeth Arden Inc.	825	12,870	(a)
Inter Parfums Inc.	540	17,615
Medifast Inc.	391	11,718	(a)
Nature’s Sunshine Products Inc.	313	4,107
Nutraceutical International Corp.	300	5,910	(a)
Revlon Inc., Class A	354	14,585	(a)
Synutra International Inc.	640	4,096	(a)
The Estee Lauder Companies Inc., Class A	12,188	1,013,554
The Female Health Co.	853	2,414
USANA Health Sciences Inc.	183	20,335	(a)
		1,199,616
Pharmaceuticals—2.3%
AbbVie Inc.	86,685	5,074,540
AcelRx Pharmaceuticals Inc.	849	3,277	(a)
Achaogen Inc.	231	2,255	(a)
Actavis PLC	21,250	6,324,425	(a)
Aerie Pharmaceuticals Inc.	326	10,217	(a)
Akorn Inc.	4,022	191,085	(a)
Alimera Sciences Inc.	895	4,484	(a)
Amphastar Pharmaceuticals Inc.	254	3,800	(a)
Ampio Pharmaceuticals Inc.	1,402	10,557	(a)
ANI Pharmaceuticals Inc.	218	13,636	(a)
Aratana Therapeutics Inc.	933	14,937	(a)
Bio-Path Holdings Inc.	2,492	4,486	(a)
BioDelivery Sciences International Inc.	1,401	14,711	(a)
Bristol-Myers Squibb Co.	90,449	5,833,960
Catalent Inc.	1,600	49,840	(a)
Cempra Inc.	965	33,109	(a)
Corcept Therapeutics Inc.	1,641	9,190	(a)
Depomed Inc.	1,896	42,489	(a)
Dermira Inc.	227	3,484	(a)
Egalet Corp.	175	2,263	(a)
Eli Lilly & Co.	53,310	3,872,972
Endocyte Inc.	1,309	8,194	(a)
Flex Pharma Inc.	144	2,822	(a)
Furiex Pharmaceuticals Inc.	244	2,440	(a,d)
Horizon Pharma PLC	2,141	55,602	(a)
Hospira Inc.	9,208	808,831	(a)
IGI Laboratories Inc.	1,088	8,878	(a)
Impax Laboratories Inc.	2,296	107,614	(a)
Intersect ENT Inc.	165	4,262	(a)

Intra-Cellular Therapies Inc.	625	14,925	(a)
Johnson & Johnson	151,357	15,226,514
Lannett Company Inc.	842	57,012	(a)
Mallinckrodt PLC	6,328	801,441	(a)
Merck & Company Inc.	154,498	8,880,545
Mylan N.V.	20,367	1,208,781	(a)
Nektar Therapeutics	4,148	45,628	(a)
Omeros Corp.	1,213	26,722	(a)
Pacira Pharmaceuticals Inc.	1,168	103,777	(a)
Pain Therapeutics Inc.	1,283	2,425	(a)
Pernix Therapeutics Holdings Inc.	1,141	12,197	(a)
Perrigo Company PLC	7,660	1,268,113
Pfizer Inc.	333,626	11,606,849
Phibro Animal Health Corp., Class A	459	16,253
POZEN Inc.	884	6,824	(a)
Prestige Brands Holdings Inc.	1,696	72,741	(a)
Relypsa Inc.	660	23,806	(a)
Repros Therapeutics Inc.	828	7,113	(a)
Revance Therapeutics Inc.	288	5,970	(a)
Sagent Pharmaceuticals Inc.	711	16,531	(a)
Salix Pharmaceuticals Ltd.	1,696	293,086	(a)
SciClone Pharmaceuticals Inc.	1,658	14,690	(a)
Sucampo Pharmaceuticals Inc., Class A	578	8,994	(a)
Supernus Pharmaceuticals Inc.	1,002	12,114	(a)
Tetraphase Pharmaceuticals Inc.	997	36,530	(a)
The Medicines Co.	2,124	59,514	(a)
TherapeuticsMD Inc.	3,813	23,069	(a)
Theravance Inc.	2,716	42,696
VIVUS Inc.	3,112	7,656	(a)
XenoPort Inc.	1,862	13,257	(a)
Zoetis Inc.	27,280	1,262,791
Zogenix Inc.	4,216	5,776	(a)
ZS Pharma Inc.	216	9,089	(a)
		63,711,789
Precious Metals & Minerals—0.0% *
Stillwater Mining Co.	3,839	49,600	(a)

Property & Casualty Insurance—0.4%
ACE Ltd.	17,819	1,986,640
Ambac Financial Group Inc.	1,473	35,647	(a)
AMERISAFE Inc.	612	28,305
AmtTust Financial Services Inc.	971	55,332
Argo Group International Holdings Ltd.	943	47,296
Aspen Insurance Holdings Ltd.	1,656	78,213
Atlas Financial Holdings Inc.	397	7,015	(a)
Baldwin & Lyons Inc., Class B	306	7,179
Cincinnati Financial Corp.	8,010	426,773
Donegal Group Inc., Class A	272	4,276
EMC Insurance Group Inc.	166	5,611
Employers Holdings Inc.	1,024	27,638
Federated National Holding Co.	445	13,617
First American Financial Corp.	6,304	224,927
Global Indemnity PLC	281	7,798	(a)
Hallmark Financial Services Inc.	511	5,417	(a)
HCI Group Inc.	273	12,523
Heritage Insurance Holdings Inc.	230	5,062	(a)
Infinity Property & Casualty Corp.	381	31,261
Meadowbrook Insurance Group Inc.	1,594	13,549

Mercury General Corp.	953	55,036
National Interstate Corp.	225	6,318
Old Republic International Corp.	6,409	95,750
OneBeacon Insurance Group Ltd., Class A	710	10,799
RLI Corp.	1,362	71,382
Safety Insurance Group Inc.	424	25,334
Selective Insurance Group Inc.	1,837	53,365
State Auto Financial Corp.	519	12,606
State National Companies Inc.	780	7,761
Stewart Information Services Corp.	714	29,017
The Allstate Corp.	22,668	1,613,282
The Chubb Corp.	12,567	1,270,524
The Hanover Insurance Group Inc.	1,179	85,572
The Navigators Group Inc.	343	26,699	(a)
The Progressive Corp.	29,110	791,792
The Travelers Companies Inc.	17,494	1,891,626
United Fire Group Inc.	663	21,063
United Insurance Holdings Corp.	569	12,802
Universal Insurance Holdings Inc.	1,021	26,127
WR Berkley Corp.	2,678	135,266
XL Group PLC	14,046	516,893
		9,783,093
Publishing—0.1%
AH Belo Corp., Class A	652	5,366
Daily Journal Corp.	37	6,778	(a)
Dex Media Inc.	515	2,158	(a)
Gannett Company Inc.	12,293	455,824
John Wiley & Sons Inc., Class A	1,233	75,386
Lee Enterprises Inc.	1,832	5,807	(a)
Martha Stewart Living Omnimedia Inc., Class A	1,069	6,949	(a)
Meredith Corp.	2,147	119,738
New Media Investment Group Inc.	1,431	34,244
News Corp., Class A	27,155	434,752	(a)
Scholastic Corp.	856	35,045
The McClatchy Co., Class A	2,117	3,895	(a)
The New York Times Co., Class A	8,029	110,479
Time Inc.	6,514	146,174
		1,442,595
Railroads—0.3%
CSX Corp.	54,162	1,793,845
Genesee & Wyoming Inc., Class A	1,364	131,544	(a)
Kansas City Southern	6,006	613,093
Norfolk Southern Corp.	16,734	1,722,263
Union Pacific Corp.	47,973	5,195,956
		9,456,701
Real Estate Development—0.0% *
AV Homes Inc.	379	6,049	(a)
Forestar Group Inc.	1,126	17,757	(a)
		23,806
Real Estate Operating Companies—0.0% *
FRP Holdings Inc.	212	7,717	(a)
Real Estate Services—0.0% *
CBRE Group Inc., Class A	15,219	589,127	(a)
Jones Lang LaSalle Inc.	1,193	203,287
Kennedy-Wilson Holdings Inc.	2,357	61,612
Marcus & Millichap Inc.	245	9,183	(a)
RE/MAX Holdings Inc., Class A	370	12,288
		875,497

Regional Banks—0.6%
1st Source Corp.	477	15,326
American National Bankshares Inc.	261	5,893
Ameris Bancorp.	943	24,886
Ames National Corp.	293	7,281
Arrow Financial Corp.	334	9,068
Associated Banc-Corp.	3,952	73,507
Banc of California Inc.	1,007	12,396
BancFirst Corp.	241	14,696
BancorpSouth Inc.	5,437	126,247
Bank of Hawaii Corp.	1,163	71,187
Bank of Marin Bancorp.	206	10,485
Bank of the Ozarks Inc.	2,775	102,481
Banner Corp.	634	29,101
BB&T Corp.	39,194	1,528,174
BBCN Bancorp Inc.	2,581	37,347
Berkshire Hills Bancorp Inc.	814	22,548
Blue Hills Bancorp Inc.	929	12,281	(a)
BNC Bancorp	675	12,218
Boston Private Financial Holdings Inc.	2,612	31,736
Bridge Bancorp Inc.	375	9,686
Bridge Capital Holdings	289	7,546	(a)
Bryn Mawr Bank Corp.	444	13,502
C1 Financial Inc.	110	2,063	(a)
Camden National Corp.	243	9,681
Capital Bank Financial Corp., Class A	748	20,652	(a)
Capital City Bank Group Inc.	345	5,606
Cardinal Financial Corp.	1,042	20,819
Cascade Bancorp	924	4,435	(a)
Cathay General Bancorp.	4,592	130,642
Centerstate Banks Inc.	1,210	14,411
Central Pacific Financial Corp.	553	12,702
Century Bancorp Inc., Class A	118	4,685
Chemical Financial Corp.	1,086	34,057
Citizens & Northern Corp.	384	7,749
City Holding Co.	513	24,126
City National Corp.	1,280	114,022
CNB Financial Corp.	508	8,646
CoBiz Financial Inc.	1,131	13,934
Columbia Banking System Inc.	1,884	54,580
Commerce Bancshares Inc.	2,207	93,400
Community Bank System Inc.	1,337	47,316
Community Trust Bancorp Inc.	510	16,912
CommunityOne Bancorp	379	3,729	(a)
ConnectOne Bancorp Inc.	718	13,972
CU Bancorp	321	7,303	(a)
Cullen/Frost Bankers Inc.	1,462	100,995
Customers Bancorp Inc.	875	21,315	(a)
CVB Financial Corp.	3,469	55,296
Eagle Bancorp Inc.	926	35,558	(a)
East West Bancorp Inc.	3,820	154,557
Enterprise Bancorp Inc.	268	5,695
Enterprise Financial Services Corp.	627	12,954
FCB Financial Holdings Inc., Class A	258	7,062	(a)
Fidelity Southern Corp.	562	9,487
Fifth Third Bancorp	44,842	845,272
Financial Institutions Inc.	450	10,319
First BanCorp	629	11,045

First Bancorp Inc.	362	6,317
First Busey Corp.	2,293	15,340
First Business Financial Services Inc.	132	5,708
First Citizens BancShares Inc., Class A	314	81,543
First Commonwealth Financial Corp.	3,127	28,143
First Community Bancshares Inc.	575	10,080
First Connecticut Bancorp Inc.	570	8,761
First Financial Bancorp.	1,867	33,251
First Financial Bankshares Inc.	2,087	57,685
First Financial Corp.	369	13,243
First Horizon National Corp.	6,232	89,055
First Interstate Bancsystem Inc., Class A	572	15,913
First Merchants Corp.	1,206	28,389
First Midwest Bancorp Inc.	2,455	42,643
First NBC Bank Holding Co.	509	16,787	(a)
First Niagara Financial Group Inc.	9,416	83,237
FirstMerit Corp.	9,695	184,787
Flushing Financial Corp.	985	19,769
FNB Corp.	5,698	74,872
Fulton Financial Corp.	4,768	58,837
German American Bancorp Inc.	421	12,390
Glacier Bancorp Inc.	2,440	61,366
Great Southern Bancorp Inc.	342	13,471
Great Western Bancorp Inc.	594	13,074
Green Bancorp Inc.	74	827	(a)
Guaranty Bancorp	402	6,818
Hampton Roads Bankshares Inc.	862	1,629	(a)
Hancock Holding Co.	4,846	144,702
Hanmi Financial Corp.	1,023	21,636
Heartland Financial USA Inc.	525	17,131
Heritage Commerce Corp.	680	6,208
Heritage Financial Corp.	979	16,643
Heritage Oaks Bancorp	799	6,640
Hilltop Holdings Inc.	2,461	47,842	(a)
Home BancShares Inc.	1,777	60,223
HomeTrust Bancshares Inc.	722	11,530	(a)
Horizon Bancorp	324	7,578
Hudson Valley Holding Corp.	474	12,115
Huntington Bancshares Inc.	44,333	489,880
Iberiabank Corp.	1,028	64,795
Independent Bank Corp.	777	34,087
Independent Bank Corp.	663	8,506
Independent Bank Group Inc.	313	12,179
International Bancshares Corp.	3,306	86,055
Investors Bancorp Inc.	11,692	137,030
KeyCorp	47,150	667,644
Lakeland Bancorp Inc.	1,216	13,984
Lakeland Financial Corp.	543	22,035
LegacyTexas Financial Group Inc.	1,295	29,435
M&T Bank Corp.	7,190	913,130
Macatawa Bank Corp.	964	5,157
MainSource Financial Group Inc.	690	13,552
MB Financial Inc.	2,178	68,193
Mercantile Bank Corp.	570	11,144
Merchants Bancshares Inc.	189	5,513
Metro Bancorp Inc.	487	13,427
MidSouth Bancorp Inc.	277	4,086
MidWestOne Financial Group Inc.	218	6,285

National Bank Holdings Corp., Class A	1,047	19,694
National Bankshares Inc.	216	6,445
National Penn Bancshares Inc.	4,065	43,780
NBT Bancorp Inc.	1,417	35,510
NewBridge Bancorp	1,135	10,124
Northrim BanCorp Inc.	232	5,693
OFG Bancorp	1,476	24,088
Old Line Bancshares Inc.	272	4,298
Old National Bancorp	3,822	54,234
Opus Bank	165	5,095
Pacific Continental Corp.	618	8,170
Pacific Premier Bancorp Inc.	589	9,536	(a)
PacWest Bancorp	2,576	120,789
Palmetto Bancshares Inc.	176	3,344
Park National Corp.	422	36,106
Park Sterling Corp.	1,493	10,600
Peapack Gladstone Financial Corp.	407	8,791
Penns Woods Bancorp Inc.	165	8,070
Peoples Bancorp Inc.	427	10,094
Peoples Financial Services Corp.	254	11,397
Pinnacle Financial Partners Inc.	1,164	51,751
Preferred Bank	366	10,054
PrivateBancorp Inc.	2,348	82,579
Prosperity Bancshares Inc.	3,847	201,891
Regions Financial Corp.	73,101	690,804
Renasant Corp.	1,032	31,012
Republic Bancorp Inc., Class A	326	8,062
Republic First Bancorp Inc.	1,041	3,779	(a)
S&T Bancorp Inc.	1,019	28,919
Sandy Spring Bancorp Inc.	811	21,273
Seacoast Banking Corporation of Florida	645	9,204	(a)
ServisFirst Bancshares Inc.	60	1,979
Sierra Bancorp	404	6,747
Signature Bank	1,339	173,508	(a)
Simmons First National Corp., Class A	710	32,284
South State Corp.	792	54,165
Southside Bancshares Inc.	785	22,522
Southwest Bancorp. Inc.	630	11,208
State Bank Financial Corp.	1,086	22,806
Sterling Bancorp	2,967	39,788
Stock Yards Bancorp Inc.	490	16,871
Stonegate Bank	334	10,084
Suffolk Bancorp	358	8,506
Sun Bancorp Inc.	284	5,370	(a)
SunTrust Banks Inc.	28,376	1,165,970
Susquehanna Bancshares Inc.	6,136	84,125
SVB Financial Group	1,356	172,266	(a)
Synovus Financial Corp.	3,622	101,452
Talmer Bancorp Inc., Class A	572	8,760
TCF Financial Corp.	4,383	68,901
Texas Capital Bancshares Inc.	1,502	73,072	(a)
The Bancorp Inc.	1,017	9,184	(a)
The Bank of Kentucky Financial Corp.	209	10,251
The First of Long Island Corp.	388	9,894
The PNC Financial Services Group Inc.	28,344	2,642,795
Tompkins Financial Corp.	495	26,656
TowneBank	1,433	23,043
Trico Bancshares	713	17,205

Tristate Capital Holdings Inc.	736	7,706	(a)
Triumph Bancorp Inc.	258	3,524	(a)
Trustmark Corp.	4,009	97,339
UMB Financial Corp.	1,235	65,319
Umpqua Holdings Corp.	11,321	194,495
Union Bankshares Corp.	1,521	33,781
United Bankshares Inc.	2,265	85,119
United Community Banks Inc.	1,629	30,756
Univest Corporation of Pennsylvania	557	11,023
Valley National Bancorp	13,318	125,722
Washington Trust Bancorp Inc.	494	18,866
Webster Financial Corp.	5,317	196,995
WesBanco Inc.	1,062	34,600
West Bancorporation Inc.	511	10,164
Westamerica Bancorporation	863	37,290
Western Alliance Bancorp	2,474	73,329	(a)
Wilshire Bancorp Inc.	2,283	22,762
Wintrust Financial Corp.	1,528	72,855
Yadkin Financial Corp.	681	13,824	(a)
Zions Bancorporation	11,049	298,323
		15,883,279
Reinsurance—0.0% *
Alleghany Corp.	426	207,462	(a)
Enstar Group Ltd.	281	39,863	(a)
Everest Re Group Ltd.	1,189	206,886
Greenlight Capital Re Ltd., Class A	942	29,955	(a)
Maiden Holdings Ltd.	1,606	23,817
Montpelier Re Holdings Ltd.	1,195	45,936
Reinsurance Group of America Inc.	1,830	170,538
		724,457
Renewable Electricity—0.0% *
Ormat Technologies Inc.	1,075	40,872
Pattern Energy Group Inc.	1,433	40,583
TerraForm Power Inc., Class A	916	33,443
Vivint Solar Inc.	610	7,405	(a)
		122,303
Research & Consulting Services—0.1%
Acacia Research Corp.	1,635	17,494
CBIZ Inc.	1,403	13,090	(a)
CRA International Inc.	333	10,363	(a)
Equifax Inc.	6,563	610,359
Exponent Inc.	438	38,938
Franklin Covey Co.	372	7,165	(a)
FTI Consulting Inc.	2,443	91,515	(a)
Hill International Inc.	1,027	3,687	(a)
Huron Consulting Group Inc.	777	51,399	(a)
ICF International Inc.	659	26,920	(a)
Mistras Group Inc.	559	10,766	(a)
Navigant Consulting Inc.	1,611	20,879	(a)
Nielsen N.V.	17,178	765,623
Pendrell Corp.	5,115	6,649	(a)
Resources Connection Inc.	1,268	22,190
RPX Corp.	1,741	25,053	(a)
The Advisory Board Co.	1,371	73,047	(a)
The Corporate Executive Board Co.	2,003	159,960
The Dun & Bradstreet Corp.	1,937	248,633
VSE Corp.	141	11,545
		2,215,275

Residential REITs—0.2%
American Campus Communities Inc.	2,985	127,967
American Residential Properties Inc.	1,095	19,699	(a)
Apartment Investment & Management Co., Class A	8,457	332,867
Associated Estates Realty Corp.	1,893	46,719
AvalonBay Communities Inc.	7,183	1,251,638
Camden Property Trust	2,307	180,246
Campus Crest Communities Inc.	2,056	14,721
Education Realty Trust Inc.	1,368	48,400
Equity Residential	19,717	1,535,166
Essex Property Trust Inc.	3,537	813,156
Home Properties Inc.	1,538	106,568
Mid-America Apartment Communities Inc.	2,003	154,772
Silver Bay Realty Trust Corp.	1,146	18,519
Starwood Waypoint Residential Trust	1,275	32,959
Sun Communities Inc.	1,579	105,351
Trade Street Residential Inc.	624	4,468
UDR Inc.	6,885	234,297
UMH Properties Inc.	607	6,112
		5,033,625
Restaurants—0.5%
Biglari Holdings Inc.	53	21,947	(a)
BJ’s Restaurants Inc.	701	35,365	(a)
Bloomin’ Brands Inc.	2,528	61,506
Bob Evans Farms Inc.	807	37,332
Bravo Brio Restaurant Group Inc.	420	6,170	(a)
Brinker International Inc.	1,679	103,359
Buffalo Wild Wings Inc.	1,111	201,358	(a)
Carrols Restaurant Group Inc.	1,137	9,426	(a)
Chipotle Mexican Grill Inc.	1,688	1,098,112	(a)
Chuy’s Holdings Inc.	558	12,572	(a)
Cracker Barrel Old Country Store Inc.	618	94,023
Darden Restaurants Inc.	6,753	468,253
Dave & Buster’s Entertainment Inc.	208	6,336	(a)
Del Frisco’s Restaurant Group Inc.	767	15,455	(a)
Denny’s Corp.	2,889	32,935	(a)
DineEquity Inc.	546	58,427
Domino’s Pizza Inc.	1,480	148,814
El Pollo Loco Holdings Inc.	269	6,889	(a)
Famous Dave’s of America Inc.	160	4,560	(a)
Fiesta Restaurant Group Inc.	876	53,436	(a)
Ignite Restaurant Group Inc.	280	1,358	(a)
Jack in the Box Inc.	1,285	123,257
Jamba Inc.	547	8,046	(a)
Krispy Kreme Doughnuts Inc.	2,133	42,639	(a)
McDonald’s Corp.	52,319	5,097,963
Nathan’s Famous Inc.	101	5,469
Noodles & Co.	372	6,488	(a)
Panera Bread Co., Class A	678	108,477	(a)
Papa John’s International Inc.	999	61,748
Papa Murphy’s Holdings Inc.	196	3,555	(a)
Popeyes Louisiana Kitchen Inc.	775	46,361	(a)
Potbelly Corp.	513	7,028	(a)
Red Robin Gourmet Burgers Inc.	473	41,151	(a)
Ruby Tuesday Inc.	1,985	11,930	(a)
Ruth’s Hospitality Group Inc.	1,164	18,484
Shake Shack Inc., Class A	175	8,759	(a)
Sonic Corp.	1,781	56,458

Starbucks Corp.	40,714	3,855,616
Texas Roadhouse Inc.	2,283	83,170
The Cheesecake Factory Inc.	2,876	141,873
The Habit Restaurants Inc., Class A	174	5,592	(a)
The Wendy’s Co.	7,335	79,951
Yum! Brands Inc.	23,577	1,855,981
Zoe’s Kitchen Inc.	200	6,658	(a)
		14,154,287
Retail REITs—0.3%
Acadia Realty Trust	2,185	76,213
Agree Realty Corp.	530	17,474
Alexander’s Inc.	70	31,961
Cedar Realty Trust Inc.	2,774	20,777
Equity One Inc.	4,094	109,269
Excel Trust Inc.	1,935	27,129
Federal Realty Investment Trust	1,827	268,953
General Growth Properties Inc.	34,148	1,009,073
Getty Realty Corp.	873	15,889
Inland Real Estate Corp.	2,868	30,659
Kimco Realty Corp.	22,393	601,252
Kite Realty Group Trust	1,090	30,705
National Retail Properties Inc.	3,518	144,132
Pennsylvania Real Estate Investment Trust	2,244	52,128
Ramco-Gershenson Properties Trust	2,487	46,258
Realty Income Corp.	5,988	308,981
Regency Centers Corp.	2,505	170,440
Retail Opportunity Investments Corp.	2,876	52,631
Rouse Properties Inc.	1,193	22,619
Saul Centers Inc.	334	19,105
Simon Property Group Inc.	16,909	3,308,077
Tanger Factory Outlet Centers Inc.	2,520	88,628
Taubman Centers Inc.	1,649	127,187
The Macerich Co.	7,651	645,209
Urban Edge Properties	2,341	55,482
Urstadt Biddle Properties Inc., Class A	803	18,517
Weingarten Realty Investors	2,999	107,904
WP GLIMCHER Inc.	4,925	81,903
		7,488,555
Security & Alarm Services—0.1%
The ADT Corp.	9,501	394,482
The Brink’s Co.	1,545	42,688
Tyco International PLC	22,772	980,562
		1,417,732
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,330	34,128	(a)
Amkor Technology Inc.	2,775	24,517	(a)
Applied Materials Inc.	66,803	1,507,076
Axcelis Technologies Inc.	3,815	9,080	(a)
Brooks Automation Inc.	2,192	25,493
Cabot Microelectronics Corp.	784	39,176	(a)
Cascade Microtech Inc.	438	5,948	(a)
Cohu Inc.	860	9,408
Entegris Inc.	4,458	61,030	(a)
FormFactor Inc.	1,795	15,922	(a)
KLA-Tencor Corp.	8,952	521,812
Lam Research Corp.	8,651	607,603
MKS Instruments Inc.	1,748	59,100
Nanometrics Inc.	759	12,766	(a)

PDF Solutions Inc.	991	17,759	(a)
Photronics Inc.	2,101	17,859	(a)
Rubicon Technology Inc.	928	3,656	(a)
Rudolph Technologies Inc.	1,110	12,232	(a)
SunEdison Inc.	6,705	160,920	(a)
Teradyne Inc.	5,794	109,217
Tessera Technologies Inc.	1,721	69,322
Ultra Clean Holdings Inc.	1,012	7,236	(a)
Ultratech Inc.	922	15,987	(a)
Veeco Instruments Inc.	1,306	39,898	(a)
Xcerra Corp.	1,786	15,878	(a)
		3,403,023
Semiconductors—0.8%
Advanced Micro Devices Inc.	16,747	44,882	(a)
Alpha & Omega Semiconductor Ltd.	694	6,184	(a)
Altera Corp.	16,590	711,877
Ambarella Inc.	943	71,395	(a)
Analog Devices Inc.	16,935	1,066,905
Applied Micro Circuits Corp.	2,506	12,781	(a)
Atmel Corp.	11,074	91,139
Audience Inc.	476	2,161	(a)
Broadcom Corp., Class A	29,628	1,282,744
Cavium Inc.	1,710	121,102	(a)
CEVA Inc.	699	14,903	(a)
Cirrus Logic Inc.	2,031	67,551	(a)
Cree Inc.	2,970	105,405	(a)
Cypress Semiconductor Corp.	18,458	260,442	(a)
Diodes Inc.	1,143	32,644	(a)
DSP Group Inc.	691	8,278	(a)
Entropic Communications Inc.	3,025	8,954	(a)
Exar Corp.	1,330	13,367	(a)
Fairchild Semiconductor International Inc.	6,847	124,478	(a)
First Solar Inc.	4,077	243,764	(a)
Inphi Corp.	1,015	18,097	(a)
Integrated Device Technology Inc.	8,310	166,366	(a)
Integrated Silicon Solution Inc.	1,001	17,908
Intel Corp.	257,806	8,061,594
Intersil Corp., Class A	7,666	109,777
IXYS Corp.	834	10,275
Kopin Corp.	2,287	8,050	(a)
Lattice Semiconductor Corp.	3,916	24,827	(a)
Linear Technology Corp.	12,982	607,558
M/A-COM Technology Solutions Holdings Inc.	416	15,500	(a)
MaxLinear Inc., Class A	953	7,748	(a)
Micrel Inc.	1,439	21,700
Microchip Technology Inc.	10,938	534,868
Micron Technology Inc.	58,409	1,584,636	(a)
Microsemi Corp.	3,059	108,289	(a)
Monolithic Power Systems Inc.	1,261	66,392
NVE Corp.	161	11,096
NVIDIA Corp.	28,103	588,055
OmniVision Technologies Inc.	1,833	48,336	(a)
Pericom Semiconductor Corp.	740	11,448
PMC-Sierra Inc.	5,649	52,423	(a)
Power Integrations Inc.	995	51,820
Qorvo Inc.	8,612	686,376	(a)
QuickLogic Corp.	1,896	3,659	(a)
Rambus Inc.	3,703	46,565	(a)

Semtech Corp.	3,968	105,727	(a)
Silicon Laboratories Inc.	2,427	123,219	(a)
Skyworks Solutions Inc.	10,368	1,019,071
Synaptics Inc.	1,166	94,802	(a)
Texas Instruments Inc.	57,002	3,259,659
Vitesse Semiconductor Corp.	1,697	9,011	(a)
Xilinx Inc.	14,393	608,824
		22,374,632
Silver—0.0% *
Coeur Mining Inc.	3,279	15,444	(a)
Hecla Mining Co.	12,175	36,282
		51,726
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	156	17,637
Coca-Cola Enterprises Inc.	11,812	522,090
Dr Pepper Snapple Group Inc.	10,580	830,319
Monster Beverage Corp.	7,945	1,099,548	(a)
National Beverage Corp.	376	9,178	(a)
PepsiCo Inc.	80,693	7,715,865
The Coca-Cola Co.	213,910	8,674,051
		18,868,688
Specialized Consumer Services—0.0% *
Ascent Capital Group Inc., Class A	446	17,755	(a)
Carriage Services Inc.	550	13,129
Collectors Universe Inc.	231	5,211
H&R Block Inc.	14,978	480,345
Liberty Tax Inc.	136	3,785	(a)
LifeLock Inc.	2,631	37,123	(a)
Regis Corp.	1,411	23,084	(a)
Service Corporation International	5,384	140,253
Sotheby’s	3,631	153,446
Steiner Leisure Ltd.	443	20,998	(a)
Weight Watchers International Inc.	903	6,312	(a)
		901,441
Specialized Finance—0.2%
CBOE Holdings Inc.	2,235	128,300
CME Group Inc.	17,229	1,631,759
Gain Capital Holdings Inc.	784	7,660
Intercontinental Exchange Inc.	6,133	1,430,645
MarketAxess Holdings Inc.	1,228	101,801
Marlin Business Services Corp.	260	5,208
McGraw Hill Financial Inc.	14,870	1,537,558
Moody’s Corp.	9,679	1,004,680
MSCI Inc.	2,990	183,317
NewStar Financial Inc.	856	10,041	(a)
On Deck Capital Inc.	352	7,494	(a)
PHH Corp.	1,672	40,412	(a)
Resource America Inc., Class A	475	4,322
The NASDAQ OMX Group Inc.	6,390	325,507
		6,418,704
Specialized REITs—0.3%
American Tower Corp.	22,982	2,163,755
CatchMark Timber Trust Inc., Class A	612	7,173
CorEnergy Infrastructure Trust Inc.	1,372	9,508
Corrections Corporation of America	3,107	125,088
Crown Castle International Corp.	18,166	1,499,422
CubeSmart	5,328	128,671
EPR Properties	1,856	111,416

Extra Space Storage Inc.	2,942	198,791
InfraREIT Inc.	708	20,242	(a)
Iron Mountain Inc.	10,151	370,308
Lamar Advertising Co., Class A	2,135	126,541
Plum Creek Timber Company Inc.	9,575	416,034
Potlatch Corp.	2,426	97,137
Public Storage	7,894	1,556,223
Rayonier Inc.	3,368	90,801
Sovran Self Storage Inc.	1,153	108,313
The Geo Group Inc.	2,351	102,833
Weyerhaeuser Co.	28,535	945,935
		8,078,191
Specialty Chemicals—0.3%
A Schulman Inc.	942	45,404
Albemarle Corp.	2,984	157,675
Ashland Inc.	1,696	215,918
Balchem Corp.	998	55,269
Chase Corp.	233	10,189
Chemtura Corp.	2,373	64,759	(a)
Cytec Industries Inc.	1,902	102,784
Ecolab Inc.	14,697	1,681,043
Ferro Corp.	2,268	28,463	(a)
Flotek Industries Inc.	1,738	25,618	(a)
FutureFuel Corp.	728	7,477
HB Fuller Co.	1,643	70,435
Innophos Holdings Inc.	719	40,523
Innospec Inc.	787	36,509
International Flavors & Fragrances Inc.	4,407	517,382
KMG Chemicals Inc.	329	8,794
Kraton Performance Polymers Inc.	1,061	21,443	(a)
Minerals Technologies Inc.	2,054	150,147
NewMarket Corp.	282	134,740
OM Group Inc.	939	28,198
OMNOVA Solutions Inc.	1,514	12,914	(a)
PolyOne Corp.	5,279	197,171
PPG Industries Inc.	7,406	1,670,349
Quaker Chemical Corp.	431	36,911
RPM International Inc.	3,559	170,796
Senomyx Inc.	1,459	6,434	(a)
Sensient Technologies Corp.	2,867	197,479
Sigma-Aldrich Corp.	6,481	895,998
Stepan Co.	634	26,412
The Sherwin-Williams Co.	4,391	1,249,240
The Valspar Corp.	1,991	167,304
Zep Inc.	782	13,318
		8,047,096
Specialty Stores—0.1%
Barnes & Noble Inc.	1,334	31,682	(a)
Big 5 Sporting Goods Corp.	609	8,081
Build-A-Bear Workshop Inc.	421	8,273	(a)
Cabela’s Inc.	1,269	71,039	(a)
Dick’s Sporting Goods Inc.	2,610	148,744
Five Below Inc.	1,776	63,172	(a)
Hibbett Sports Inc.	848	41,603	(a)
MarineMax Inc.	832	22,056	(a)
Office Depot Inc.	30,406	279,735	(a)
Outerwall Inc.	615	40,664
Signet Jewelers Ltd.	2,133	296,039

Sportsman’s Warehouse Holdings Inc.	330	2,637	(a)
Staples Inc.	34,823	567,093
The Container Store Group Inc.	517	9,849	(a)
Tiffany & Co.	6,125	539,061
Tractor Supply Co.	7,399	629,359
Vitamin Shoppe Inc.	1,011	41,643	(a)
West Marine Inc.	577	5,349	(a)
Winmark Corp.	84	7,356
		2,813,435
Steel—0.1%
AK Steel Holding Corp.	5,766	25,774	(a)
Allegheny Technologies Inc.	5,995	179,910
AM Castle & Co.	677	2,471	(a)
Ampco-Pittsburgh Corp.	272	4,749
Carpenter Technology Corp.	1,398	54,354
Cliffs Natural Resources Inc.	3,985	19,168
Commercial Metals Co.	6,923	112,083
Handy & Harman Ltd.	117	4,804	(a)
Haynes International Inc.	395	17,621
Nucor Corp.	17,360	825,121
Olympic Steel Inc.	306	4,119
Reliance Steel & Aluminum Co.	2,063	126,008
Ryerson Holding Corp.	325	2,070	(a)
Schnitzer Steel Industries Inc., Class A	891	14,131
Steel Dynamics Inc.	6,426	129,163
SunCoke Energy Inc.	2,186	32,659
TimkenSteel Corp.	1,002	26,523
United States Steel Corp.	3,875	94,550
Universal Stainless & Alloy Products Inc.	176	4,615	(a)
Walter Energy Inc.	2,338	1,449
Worthington Industries Inc.	3,006	79,990
		1,761,332
Systems Software—1.0%
A10 Networks Inc.	435	1,884	(a)
AVG Technologies N.V.	1,145	24,789	(a)
Barracuda Networks Inc.	248	9,541	(a)
CA Inc.	17,435	568,555
CommVault Systems Inc.	2,661	116,286	(a)
Covisint Corp.	1,259	2,556	(a)
Cyan Inc.	933	3,723	(a)
FleetMatics Group PLC	1,217	54,582	(a)
Fortinet Inc.	3,774	131,901	(a)
Gigamon Inc.	775	16,461	(a)
Imperva Inc.	823	35,142	(a)
Infoblox Inc.	1,824	43,539	(a)
Mavenir Systems Inc.	410	7,273	(a)
Microsoft Corp.	446,576	18,155,547
Oracle Corp.	174,503	7,529,805
Progress Software Corp.	1,671	45,401	(a)
Proofpoint Inc.	1,260	74,617	(a)
Qualys Inc.	664	30,863	(a)
Rally Software Development Corp.	852	13,368	(a)
Red Hat Inc.	9,984	756,288	(a)
Rovi Corp.	2,429	44,232	(a)
Symantec Corp.	37,557	877,519
TeleCommunication Systems Inc., Class A	1,438	5,508	(a)
The Rubicon Project Inc.	270	4,838	(a)

TubeMogul Inc.	89	1,230	(a)
Varonis Systems Inc.	167	4,285	(a)
VASCO Data Security International Inc.	945	20,355	(a)
		28,580,088
Technology Distributors—0.0% *
Agilysys Inc.	521	5,127	(a)
Anixter International Inc.	889	67,679	(a)
Arrow Electronics Inc.	2,548	155,810	(a)
Avnet Inc.	3,629	161,490
Electro Rent Corp.	561	6,362
Ingram Micro Inc., Class A	4,157	104,424	(a)
Insight Enterprises Inc.	1,320	37,646	(a)
PC Connection Inc.	329	8,584
ScanSource Inc.	924	37,561	(a)
Speed Commerce Inc.	1,819	1,162	(a)
SYNNEX Corp.	932	71,997
Tech Data Corp.	1,023	59,099	(a)
		716,941
Technology Hardware, Storage & Peripherals—1.8%
3D Systems Corp.	2,781	76,255	(a)
Apple Inc.	317,072	39,453,269
Cray Inc.	1,329	37,318	(a)
Diebold Inc.	1,727	61,239
Dot Hill Systems Corp.	2,056	10,897	(a)
Eastman Kodak Co.	608	11,546	(a)
Electronics for Imaging Inc.	1,526	63,711	(a)
EMC Corp.	108,222	2,766,154
Hewlett-Packard Co.	98,939	3,082,939
Immersion Corp.	946	8,684	(a)
Intevac Inc.	809	4,967	(a)
Lexmark International Inc., Class A	1,613	68,294
NCR Corp.	4,488	132,441	(a)
NetApp Inc.	16,964	601,544
Nimble Storage Inc.	320	7,139	(a)
QLogic Corp.	2,786	41,066	(a)
Quantum Corp.	7,022	11,235	(a)
SanDisk Corp.	11,595	737,674
Silicon Graphics International Corp.	1,168	10,150	(a)
Super Micro Computer Inc.	1,127	37,428	(a)
Violin Memory Inc.	2,539	9,572	(a)
Western Digital Corp.	11,879	1,081,108
		48,314,630
Textiles—0.0% *
Culp Inc.	310	8,293
Unifi Inc.	491	17,720	(a)
		26,013
Thrifts & Mortgage Finance—0.1%
Anchor BanCorp Wisconsin Inc.	187	6,494	(a)
Astoria Financial Corp.	2,826	36,597
Bank Mutual Corp.	1,593	11,661
BankFinancial Corp.	573	7,529
BBX Capital Corp., Class A	238	4,427	(a)
Beneficial Bancorp Inc.	1,028	11,606	(a)
BofI Holding Inc.	485	45,124	(a)
Brookline Bancorp Inc.	2,286	22,974
Capitol Federal Financial Inc.	4,676	58,450
Charter Financial Corp.	537	6,175
Clifton Bancorp Inc.	886	12,501

Dime Community Bancshares Inc.	1,056	17,002
EverBank Financial Corp.	3,005	54,180
Federal Agricultural Mortgage Corp., Class C	356	10,036
First Defiance Financial Corp.	329	10,798
First Financial Northwest Inc.	401	4,952
Flagstar Bancorp Inc.	688	9,983	(a)
Fox Chase Bancorp Inc.	315	5,301
Home Loan Servicing Solutions Ltd.	2,311	38,224
HomeStreet Inc.	657	12,036	(a)
Hudson City Bancorp Inc.	25,999	272,470
Kearny Financial Corp.	465	6,315	(a)
Ladder Capital Corp., Class A	510	9,440	(a)
LendingTree, Inc.	212	11,874	(a)
Meridian Bancorp Inc.	654	8,613	(a)
Meta Financial Group Inc.	212	8,423
MGIC Investment Corp.	11,075	106,652	(a)
New York Community Bancorp Inc.	11,776	197,012
NMI Holdings Inc., Class A	1,726	12,928	(a)
Northfield Bancorp Inc.	1,454	21,548
Northwest Bancshares Inc.	3,066	36,332
OceanFirst Financial Corp.	463	7,996
Oritani Financial Corp.	1,493	21,723
PennyMac Financial Services Inc., Class A	456	7,738	(a)
People’s United Financial Inc.	16,648	253,050
Provident Financial Services Inc.	1,958	36,517
Radian Group Inc.	6,252	104,971
Stonegate Mortgage Corp.	484	5,237	(a)
Territorial Bancorp Inc.	314	7,461
TrustCo Bank Corp.	3,110	21,397
United Community Financial Corp.	1,704	9,304
United Financial Bancorp Inc.	1,518	18,869
Walker & Dunlop Inc.	526	9,326	(a)
Washington Federal Inc.	5,924	129,173
Waterstone Financial Inc.	1,171	15,036
WSFS Financial Corp.	290	21,933
		1,747,388
Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	1,902	81,481
The Goodyear Tire & Rubber Co.	14,947	404,765
		486,246
Tobacco—0.5%
22nd Century Group Inc.	1,416	1,218	(a)
Alliance One International Inc.	3,110	3,421	(a)
Altria Group Inc.	107,200	5,362,144
Lorillard Inc.	19,590	1,280,206
Philip Morris International Inc.	84,208	6,343,389
Reynolds American Inc.	16,768	1,155,483
Universal Corp.	768	36,219
Vector Group Ltd.	2,466	54,178
		14,236,258
Trading Companies & Distributors—0.1%
Aircastle Ltd.	2,115	47,503
Applied Industrial Technologies Inc.	1,370	62,116
Beacon Roofing Supply Inc.	1,616	50,581	(a)
CAI International Inc.	531	13,047	(a)
DXP Enterprises Inc.	430	18,959	(a)
Fastenal Co.	14,844	615,061
GATX Corp.	1,179	68,358

General Finance Corp.	369	2,978	(a)
H&E Equipment Services Inc.	1,009	25,215
Houston Wire & Cable Co.	584	5,682
Kaman Corp.	891	37,805
MSC Industrial Direct Company Inc., Class A	1,350	97,470
Neff Corp., Class A	301	3,172	(a)
NOW Inc.	2,862	61,934	(a)
Rush Enterprises Inc., Class A	1,115	30,506	(a)
Stock Building Supply Holdings Inc.	495	8,940	(a)
TAL International Group Inc.	1,118	45,536
Textainer Group Holdings Ltd.	706	21,173
Titan Machinery Inc.	594	7,930	(a)
United Rentals Inc.	5,254	478,955	(a)
Watsco Inc.	1,570	197,349
WW Grainger Inc.	3,302	778,644
		2,678,914
Trucking—0.0% *
ArcBest Corp.	847	32,093
Celadon Group Inc.	674	18,346
Con-way Inc.	1,533	67,651
Heartland Express Inc.	1,783	42,364
JB Hunt Transport Services Inc.	2,449	209,132
Knight Transportation Inc.	1,952	62,952
Landstar System Inc.	1,192	79,030
Marten Transport Ltd.	779	18,073
Old Dominion Freight Line Inc.	1,806	139,604	(a)
PAM Transportation Services Inc.	92	5,269	(a)
Patriot Transportation Holding Inc.	70	1,748	(a)
Quality Distribution Inc.	942	9,731	(a)
Roadrunner Transportation Systems Inc.	906	22,895	(a)
Ryder System Inc.	2,888	274,042
Saia Inc.	805	35,662	(a)
Swift Transportation Co.	2,790	72,596	(a)
Universal Truckload Services Inc.	207	5,212
USA Truck Inc.	213	5,898	(a)
Werner Enterprises Inc.	2,608	81,917
YRC Worldwide Inc.	1,038	18,642	(a)
		1,202,857
Water Utilities—0.0% *
American States Water Co.	1,272	50,740
Aqua America Inc.	4,705	123,977
Artesian Resources Corp., Class A	286	6,117
California Water Service Group	1,566	38,383
Connecticut Water Service Inc.	360	13,079
Middlesex Water Co.	484	11,016
SJW Corp.	506	15,640
The York Water Co.	449	10,902
		269,854
Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	655	4,939	(a)
Leap Wireless International Inc.	1,991	5,017	(a,d)
NTELOS Holdings Corp.	612	2,937
RingCentral Inc., Class A	961	14,732	(a)
Shenandoah Telecommunications Co.	786	24,492
Spok Holdings Inc.	664	12,729
Telephone & Data Systems Inc.	2,612	65,039
		129,885

Total Common Stock (Cost $782,294,837)		1,085,013,052

Warrant—0.0% *
Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(**,a,d)

Total Warrants (Cost $0)		—

Total Domestic Equity (Cost $782,294,837)		1,085,013,052

Foreign Equity—24.6%
Common Stock—24.3%
Advertising—0.1%
Cheil Worldwide Inc.	3,970	86,005	(a)
Dentsu Inc.	7,900	337,979
Hakuhodo DY Holdings Inc.	8,600	91,437
JCDecaux S.A.	2,567	86,341
Publicis Groupe S.A.	7,217	556,191
REA Group Ltd.	842	30,936
WPP PLC	45,687	1,038,349
		2,227,238
Aerospace & Defense—0.2%
Airbus Group N.V.	19,986	1,297,796
AviChina Industry & Technology Company Ltd., Class H	76,000	54,325
BAE Systems PLC	103,579	803,288
Bombardier Inc., Class B	51,880	102,408
CAE Inc.	8,733	101,914
Cobham PLC	43,606	196,577
Embraer S.A.	22,900	175,900
Finmeccanica S.p.A.	15,038	178,416	(a)
Korea Aerospace Industries Ltd.	1,660	84,302
Meggitt PLC	31,899	259,488
Rolls-Royce Holdings PLC	70,702	997,917
Safran S.A.	9,971	695,879
Singapore Technologies Engineering Ltd.	63,000	159,837
Thales S.A.	3,301	182,934
Zodiac Aerospace	6,235	206,055
		5,497,036
Agricultural & Farm Machinery—0.0% *
CNH Industrial N.V.	35,038	286,813
Kubota Corp.	41,000	647,809
		934,622
Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	27,842
Charoen Pokphand Indonesia Tbk PT	289,500	78,457
China Agri-Industries Holdings Ltd.	83,000	32,151
Felda Global Ventures Holdings Bhd	47,900	28,027
Genting Plantations Bhd	8,500	23,273
Golden Agri-Resources Ltd.	324,000	100,312
IOI Corporation Bhd	127,900	158,515
Kuala Lumpur Kepong Bhd	18,200	112,095
Wilmar International Ltd.	95,000	225,635
		786,307
Air Freight & Logistics—0.1%
Bollore S.A.	20,000	106,440
Deutsche Post AG	34,385	1,070,015
Hyundai Glovis Company Ltd.	540	109,779
Royal Mail PLC	25,195	163,541

TNT Express N.V.	14,146	89,748
Toll Holdings Ltd.	25,348	171,058
Yamato Holdings Company Ltd.	13,500	311,182
		2,021,763
Airlines—0.1%
Air China Ltd., Class H	70,000	71,417
AirAsia Bhd	48,500	31,168
ANA Holdings Inc.	46,000	123,160
Cathay Pacific Airways Ltd.	54,000	124,813
China Airlines Ltd.	104,000	53,346	(a)
Deutsche Lufthansa AG	12,521	175,124
easyJet PLC	5,802	161,598
Eva Airways Corp.	74,573	54,686	(a)
International Consolidated Airlines Group S.A.	37,196	332,884	(a)
Japan Airlines Company Ltd.	5,000	155,549
Korean Air Lines Company Ltd.	1,579	68,996	(a)
Latam Airlines Group S.A.	11,360	93,409	(a)
Qantas Airways Ltd.	41,362	98,403	(a)
Singapore Airlines Ltd.	19,000	165,503
Turk Hava Yollari AO	23,896	78,900	(a)
		1,788,956
Airport Services—0.0% *
Aena S.A.	2,198	220,744	(a,e)
Aeroports de Paris	1,084	129,414
Airports of Thailand PCL NVDR	16,100	138,359
Auckland International Airport Ltd.	32,076	108,072
Beijing Capital International Airport Company Ltd., Class H	64,000	62,826
Fraport AG Frankfurt Airport Services Worldwide	1,434	85,556
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	70,398
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	100,988	(a)
Malaysia Airports Holdings Bhd	36,000	68,028
Sydney Airport	21,887	86,389
TAV Havalimanlari Holding AS	6,264	52,382
		1,123,156
Alternative Carriers—0.0% *
Iliad S.A.	984	229,646
Inmarsat PLC	16,632	227,938
Intelsat S.A.	931	11,172	(a)
		468,756
Aluminum—0.0% *
Alumina Ltd.	91,959	112,244
Aluminum Corporation of China Ltd., Class H	152,000	75,443	(a)
Hindalco Industries Ltd.	39,321	80,813
Norsk Hydro ASA	54,643	287,100
		555,600
Apparel Retail—0.2%
ABC-Mart Inc.	1,000	58,490
Belle International Holdings Ltd.	203,000	236,954
Fast Retailing Company Ltd.	1,700	657,374
Hennes & Mauritz AB, Class B	33,577	1,358,586
Inditex S.A.	41,511	1,331,188
Mr Price Group Ltd.	8,676	185,759
Shimamura Company Ltd.	800	74,103
The Foschini Group Ltd.	7,514	111,835
Truworths International Ltd.	16,087	116,892
		4,131,181

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,377	581,835
Burberry Group PLC	16,413	421,807
Christian Dior SE	1,479	278,050
Cie Financiere Richemont S.A.	19,081	1,533,965
Gildan Activewear Inc.	9,242	272,480
Hermes International	1,051	370,660
HUGO BOSS AG	2,221	269,519
Kering	3,052	595,115
Li & Fung Ltd.	228,000	222,617
LPP S.A.	33	61,575
Luxottica Group S.p.A.	6,436	407,154
LVMH Moet Hennessy Louis Vuitton SE	9,729	1,710,148
Michael Kors Holdings Ltd.	10,928	718,516	(a)
Pandora A/S	4,862	442,193
The Swatch Group AG	1,063	449,781
The Swatch Group AG	1,612	135,176
		8,470,591
Application Software—0.2%
Constellation Software Inc.	732	253,012
Dassault Systemes	5,024	339,601
Gemalto N.V.	3,114	247,830
Globant S.A.	179	3,770	(a)
NICE-Systems Ltd.	2,227	136,022
Open Text Corp.	4,812	254,031
SAP SE	32,885	2,374,076
Sapiens International Corporation N.V.	832	6,822	(a)
The Sage Group PLC	47,625	329,225
		3,944,389
Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	272,911
Aberdeen Asset Management PLC	38,224	260,242
Brait SE	12,888	88,819	(a)
CETIP SA—Mercados Organizados	8,010	79,822
China Cinda Asset Management Company Ltd., Class H	158,000	78,252	(a)
CI Financial Corp.	6,077	169,906
Coronation Fund Managers Ltd.	10,031	81,165
Hargreaves Lansdown PLC	9,137	155,967
IGM Financial Inc.	4,620	164,190
Julius Baer Group Ltd.	9,628	481,492
Mirae Asset Securities Company Ltd.	1,323	62,268
OM Asset Management PLC	786	14,651
Partners Group Holding AG	704	209,990
SBI Holdings Inc.	7,800	94,430
Schroders PLC	2,761	130,890
		2,344,995
Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	300,944
Continental AG	3,994	939,479
Denso Corp.	17,200	784,133
GKN PLC	61,788	327,990
Halla Visteon Climate Control Corp.	1,200	41,440
Hyundai Mobis Company Ltd.	2,478	548,890
Hyundai Wia Corp.	628	79,975
Koito Manufacturing Company Ltd.	4,000	120,285
Magna International Inc.	13,730	734,037
NGK Spark Plug Company Ltd.	7,000	187,924
NHK Spring Company Ltd.	6,000	62,424

NOK Corp.	4,000	120,280
Stanley Electric Company Ltd.	5,300	119,643
Toyoda Gosei Company Ltd.	2,500	55,812
Toyota Industries Corp.	6,800	388,971
Valeo S.A.	2,941	438,155
		5,250,382
Automobile Manufacturers—0.8%
Astra International Tbk PT	847,000	554,760
Bayerische Motoren Werke AG	12,172	1,514,078
Brilliance China Automotive Holdings Ltd.	122,000	233,907
Byd Company Ltd., Class H	19,500	99,964
China Motor Corp.	19,000	16,442
Chongqing Changan Automobile Company Ltd., Class B	30,000	81,916	(d)
Daihatsu Motor Company Ltd.	8,000	122,375
Daimler AG	35,602	3,415,052
Dongfeng Motor Group Company Ltd., Class H	114,000	182,033
Fiat Chrysler Automobiles N.V.	34,881	565,602	(a)
Ford Otomotiv Sanayi AS	2,547	32,836
Fuji Heavy Industries Ltd.	21,000	697,179
Geely Automobile Holdings Ltd.	185,000	94,791
Great Wall Motor Company Ltd., Class H	41,500	292,545
Guangzhou Automobile Group Company Ltd., Class H	82,000	78,122
Honda Motor Company Ltd.	60,600	1,978,326
Hyundai Motor Co.	5,195	786,739
Isuzu Motors Ltd.	24,000	318,446
Kia Motors Corp.	10,653	432,916
Mahindra & Mahindra Ltd.	11,419	216,217
Mazda Motor Corp.	18,700	378,928
Mitsubishi Motors Corp.	21,900	197,483
Nissan Motor Company Ltd.	89,700	912,374
Peugeot S.A.	17,786	296,958	(a)
Renault S.A.	7,493	679,798
Suzuki Motor Corp.	13,900	417,510
Tata Motors Ltd.	31,933	278,911
Tofas Turk Otomobil Fabrikasi AS	4,588	27,777
Toyota Motor Corp.	100,200	6,994,916
UMW Holdings Bhd	21,300	62,417
Volkswagen AG	1,146	294,319
Yulon Motor Company Ltd.	32,000	43,664
		22,299,301
Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	138,862
USS Company Ltd.	7,800	134,792
		273,654
Biotechnology—0.1%
Actelion Ltd.	3,785	436,762
CSL Ltd.	17,938	1,258,774
Grifols S.A.	5,817	248,961
Prothena Corporation PLC	861	32,839	(a)
		1,977,336
Brewers—0.3%
AMBEV S.A.	160,000	923,626
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	69,433	(a)
Anheuser-Busch InBev N.V.	28,314	3,454,967
Asahi Group Holdings Ltd.	14,800	469,324
Carlsberg A/S, Class B	4,108	338,372
Cia Cervecerias Unidas S.A.	3,906	40,695
Heineken Holding N.V.	3,947	271,295

Heineken N.V.	9,028	688,276
Hite Jinro Company Ltd.	540	10,796
Kirin Holdings Company Ltd.	32,000	419,755
SABMiller PLC	36,010	1,887,667
Tsingtao Brewery Company Ltd., Class H	14,000	93,691
United Breweries Ltd.	2,416	38,481
		8,706,378
Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	26,397
BEC World PCL NVDR	35,500	44,716
Global Mediacom Tbk PT	224,500	30,003
Grupo Televisa SAB	108,800	719,108	(a)
ITV PLC	153,123	573,725
Media Nusantara Citra Tbk PT	154,000	33,713
ProSiebenSat.1 Media AG	7,909	386,402
RTL Group S.A.	1,661	159,536	(a)
Zee Entertainment Enterprises Ltd.	5,273	28,781
		2,002,381
Building Products—0.1%
Allegion PLC	5,211	318,757
Asahi Glass Company Ltd.	41,000	268,572
Assa Abloy AB, Class B	12,007	714,215
Cie de Saint-Gobain	16,223	711,479
Daikin Industries Ltd.	8,500	568,307
Geberit AG	1,262	472,503
KCC Corp.	194	98,811
LIXIL Group Corp.	10,400	246,144
Taiwan Glass Industry Corp.	34,000	24,479
TOTO Ltd.	12,000	178,202
		3,601,469
Cable & Satellite—0.2%
Altice S.A.	3,572	386,893	(a)
Cyfrowy Polsat S.A.	6,693	44,002
Eutelsat Communications S.A.	5,802	192,236
Kabel Deutschland Holding AG	1,299	168,424	(a)
Naspers Ltd., Class N	14,710	2,258,754
Numericable-SFR SAS	3,660	199,451	(a)
SES S.A.	8,353	295,771
Shaw Communications Inc., Class B	15,097	338,774
Sky PLC	40,134	590,889
Telenet Group Holding N.V.	1,897	104,262	(a)
		4,579,456
Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,888	23,487
Crown Resorts Ltd.	19,891	202,502
Galaxy Entertainment Group Ltd.	92,000	416,507
Genting Bhd	88,600	215,049
Genting Malaysia Bhd	109,600	125,052
Genting Singapore PLC	165,000	110,376
Kangwon Land Inc.	4,050	126,302
MGM China Holdings Ltd.	39,200	73,947
OPAP S.A.	10,054	93,731
Sands China Ltd.	89,600	371,075
SJM Holdings Ltd.	82,000	107,092
Tabcorp Holdings Ltd.	30,325	109,591
Tatts Group Ltd.	55,779	169,262
William Hill PLC	36,050	198,107
Wynn Macau Ltd.	66,400	143,833
		2,485,913

Coal & Consumable Fuels—0.0% *
Adaro Energy Tbk PT	538,500	39,026
Banpu PCL NVDR	38,000	34,422
Cameco Corp.	14,809	206,379
China Coal Energy Company Ltd., Class H	196,000	108,380
China Shenhua Energy Company Ltd.	133,500	340,157
Coal India Ltd.	18,723	108,154
Exxaro Resources Ltd.	4,703	38,874
Indo Tambangraya Megah Tbk PT	14,500	18,691
Inner Mongolia Yitai Coal Company Ltd., Class B	42,400	62,491
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	24,597
Yanzhou Coal Mining Company Ltd., Class H	102,000	86,739
		1,067,910
Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	223,421
Toppan Printing Company Ltd.	21,000	161,552
		384,973
Commodity Chemicals—0.2%
Asahi Kasei Corp.	46,000	439,319
Formosa Chemicals & Fibre Corp.	113,540	259,973
Formosa Plastics Corp.	118,960	288,208
Hanwha Chemical Corp.	3,760	49,316
Hanwha Corp.	2,100	68,603
Hyosung Corp.	1,055	82,273
Indorama Ventures PCL NVDR	55,500	44,314
Kumho Petrochemical Company Ltd.	572	40,409
Kuraray Company Ltd.	14,900	201,759
LG Chem Ltd.	1,683	341,635
Lotte Chemical Corp.	682	124,608
Methanex Corp.	3,627	194,194
Mexichem SAB de C.V.	41,600	108,627
Mitsui Chemicals Inc.	34,000	109,040
Nan Ya Plastics Corp.	182,850	405,492
Orica Ltd.	15,476	235,717
Petronas Chemicals Group Bhd	112,500	170,971
PTT Global Chemical PCL NVDR	62,900	100,970
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	47,918
Synthos S.A.	17,899	20,736
Teijin Ltd.	36,000	122,151
Toray Industries Inc.	53,000	443,646
		3,899,879
Communications Equipment—0.1%
Alcatel-Lucent	113,301	425,455	(a)
Telefonaktiebolaget LM Ericsson, Class B	112,078	1,405,190
ZTE Corp., Class H	24,400	56,226
		1,886,871
Computer & Electronics Retail—0.0% *
Dixons Carphone PLC	20,733	126,894
GOME Electrical Appliances Holding Ltd.	710,000	103,183
Yamada Denki Company Ltd.	36,800	151,553
		381,630
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	8,069	285,264
Arabtec Holding PJSC	87,977	54,269	(a)
Boskalis Westminster N.V.	2,811	138,389
Bouygues S.A.	7,841	307,447
China Communications Construction Company Ltd., Class H	166,000	233,462
China Railway Construction Corporation Ltd., Class H	73,500	109,380

China Railway Group Ltd., Class H	149,000	152,196
China State Construction International Holdings Ltd.	66,000	91,882
Chiyoda Corp.	6,000	51,260
Daelim Industrial Company Ltd.	1,043	60,579
Daewoo Engineering & Construction Company Ltd.	5,220	37,222	(a)
Doosan Heavy Industries & Construction Company Ltd.	2,060	52,429
Ferrovial S.A.	16,617	352,901
Gamuda Bhd	63,600	87,582
GS Engineering & Construction Corp.	2,019	54,813	(a)
Hyundai Development Co-Engineering & Construction	2,420	124,052
Hyundai Engineering & Construction Company Ltd.	2,684	121,517
IJM Corporation Bhd	41,500	80,625
JGC Corp.	8,000	158,873
Kajima Corp.	37,000	171,554
Larsen & Toubro Ltd.	13,482	370,058
Leighton Holdings Ltd.	4,164	66,924
Obayashi Corp.	28,000	181,512
OCI N.V.	3,493	107,973	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	2,000	21,373	(a)
Shimizu Corp.	23,000	155,512
Skanska AB, Class B	14,837	332,176
SNC-Lavalin Group Inc.	6,167	191,511
Taisei Corp.	43,000	242,725
Vinci S.A.	18,711	1,067,785
		5,463,245
Construction Machinery & Heavy Trucks—0.1%
China CNR Corporation Ltd.	84,500	121,414	(a,d,e)
CSR Corporation Ltd., Class H	72,000	95,281	(d)
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	62,924
Hino Motors Ltd.	10,000	142,298
Hitachi Construction Machinery Company Ltd.	4,100	71,576
Hyundai Heavy Industries Company Ltd.	1,548	169,977	(a)
Hyundai Mipo Dockyard Company Ltd.	499	34,213	(a)
Komatsu Ltd.	36,500	715,557
MAN SE	1,463	153,829
Samsung Heavy Industries Company Ltd.	6,570	106,685
SembCorp Marine Ltd.	38,000	80,694
United Tractors Tbk PT	63,000	104,842
Volvo AB, Class B	51,081	617,341
Weichai Power Company Ltd., Class H	18,000	69,396
Yangzijiang Shipbuilding Holdings Ltd.	82,000	75,425
		2,621,452
Construction Materials—0.2%
ACC Ltd.	1,972	49,062
Ambuja Cements Ltd.	22,724	92,266
Anhui Conch Cement Company Ltd., Class H	52,000	196,355
Asia Cement Corp.	78,030	98,040
BBMG Corp., Class H	42,500	39,100
Boral Ltd.	33,016	160,526
Cementos Argos S.A.	13,625	44,740
Cemex Latam Holdings S.A.	3,034	15,767	(a)
Cemex SAB de C.V.	440,154	417,784	(a)
China National Building Material Company Ltd., Class H	126,000	125,337
China Resources Cement Holdings Ltd.	80,000	45,115
CRH PLC	28,530	745,273
Fletcher Building Ltd.	25,315	159,485
Grupo Argos S.A.	11,233	71,954
HeidelbergCement AG	5,149	406,721

Holcim Ltd.	7,805	581,791
Imerys S.A.	1,254	91,903
Indocement Tunggal Prakarsa Tbk PT	55,500	92,954
James Hardie Industries PLC	17,203	199,602
Lafarge Malaysia Bhd	13,800	36,703
Lafarge S.A.	7,603	493,701
PPC Ltd.	18,434	27,882
Semen Indonesia Persero Tbk PT	110,500	115,205
Taiheiyo Cement Corp.	47,000	143,517
Taiwan Cement Corp.	134,000	188,593
The Siam Cement PCL	12,300	192,782
The Siam Cement PCL NVDR	8,400	132,152
Titan Cement Company S.A.	1,510	34,529
Ultratech Cement Ltd.	1,319	60,876
		5,059,715
Consumer Electronics — 0.1%
Casio Computer Company Ltd.	8,300	157,229
Garmin Ltd.	6,559	311,684
LG Electronics Inc.	4,419	234,223
Nikon Corp.	13,600	182,371
Panasonic Corp.	84,400	1,108,436
Sharp Corp.	50,000	97,943	(a)
Sony Corp.	40,500	1,083,206	(a)
		3,175,092
Consumer Finance—0.0% *
Acom Company Ltd.	16,000	55,488	(a)
AEON Financial Service Company Ltd.	2,900	73,162
Credit Saison Company Ltd.	6,100	109,436
Gentera SAB de C.V.	41,300	74,119	(a)
Mahindra & Mahindra Financial Services Ltd.	10,172	41,119
Samsung Card Company Ltd.	1,450	53,591
Shriram Transport Finance Company Ltd.	4,730	83,960
		490,875
Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A., Class A	14,558	623,188
Cielo S.A.	28,760	411,140
Computershare Ltd.	18,369	178,088
EVERTEC Inc.	2,154	47,086
		1,259,502
Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	81,029	(a)
Far Eastern Department Stores Company Ltd.	38,872	32,817
Hyundai Department Store Company Ltd.	628	84,189
Isetan Mitsukoshi Holdings Ltd.	14,800	244,558
J Front Retailing Company Ltd.	9,000	141,299
Lojas Renner S.A.	5,300	150,538
Lotte Shopping Company Ltd.	446	95,349
Marks & Spencer Group PLC	62,283	492,953
Marui Group Company Ltd.	8,400	95,195
Matahari Department Store Tbk PT	50,000	75,191
Next PLC	6,076	632,364
SACI Falabella	27,761	212,816
Shinsegae Company Ltd.	309	46,861
Takashimaya Company Ltd.	10,000	98,244
Woolworths Holdings Ltd.	35,874	254,604
		2,738,007

Distillers & Vintners—0.1%
Diageo PLC	93,615	2,588,908
Pernod Ricard S.A.	7,677	906,686
Remy Cointreau S.A.	964	70,916
Treasury Wine Estates Ltd.	6,816	26,563
United Spirits Ltd.	3,069	179,416	(a)
Vina Concha y Toro S.A.	15,626	32,212
		3,804,701
Distributors—0.0% *
Imperial Holdings Ltd.	6,577	104,385
Jardine Cycle & Carriage Ltd.	4,000	119,532
		223,917
Diversified Banks—3.3%
Abu Dhabi Commercial Bank PJSC	57,716	101,443
Agricultural Bank of China Ltd., Class H	875,000	432,055
Akbank TAS	81,386	238,964
Alior Bank S.A.	980	21,492	(a)
Alliance Financial Group Bhd	47,100	60,851
Alpha Bank AE	148,487	43,933	(a)
AMMB Holdings Bhd	71,600	122,815
Aozora Bank Ltd.	41,000	145,339
Australia & New Zealand Banking Group Ltd.	101,867	2,842,516
Banca Monte dei Paschi di Siena S.p.A.	152,643	101,190	(a)
Banco Bilbao Vizcaya Argentaria S.A.	234,496	2,365,542
Banco Bradesco S.A.	22,368	210,866
Banco Comercial Portugues S.A., Class R	1,000,000	102,695	(a)
Banco de Chile	890,223	99,818
Banco de Credito e Inversiones	1,072	47,708
Banco de Sabadell S.A.	134,678	328,684
Banco do Brasil S.A.	29,600	212,176
Banco Latinoamericano de Comercio Exterior S.A., Class E	979	32,101
Banco Popolare SC	10,958	170,386	(a)
Banco Popular Espanol S.A.	69,964	341,806
Banco Santander Chile	2,798,504	152,629
Banco Santander S.A.	515,676	3,861,203
Bangkok Bank PCL	12,800	72,943
Bangkok Bank PCL NVDR	20,100	113,884
Bank Central Asia Tbk PT	516,500	585,375
Bank Danamon Indonesia Tbk PT	138,000	54,065
Bank Handlowy w Warszawie S.A.	1,235	35,258
Bank Hapoalim BM	44,492	214,073
Bank Leumi Le-Israel BM	47,822	177,453	(a)
Bank Mandiri Persero Tbk PT	411,500	392,435
Bank Millennium S.A.	17,468	30,552
Bank Negara Indonesia Persero Tbk PT	294,500	162,588
Bank of China Ltd., Class H	2,930,000	1,689,893
Bank of Communications Company Ltd., Class H	367,000	315,401
Bank of Ireland	888,173	338,487	(a)
Bank of Montreal	22,137	1,326,647
Bank of the Philippine Islands	28,542	64,133
Bank Pekao S.A.	5,497	266,169
Bank Rakyat Indonesia Persero Tbk PT	300,700	305,004
Bank Zachodni WBK S.A.	987	89,711
Bankia S.A.	187,778	261,387	(a)
Bankinter S.A.	12,975	98,811
Barclays Africa Group Ltd.	16,356	249,531
Barclays PLC	601,538	2,172,878
BDO Unibank Inc.	56,200	155,741

BNP Paribas S.A.	37,390	2,272,386
BOC Hong Kong Holdings Ltd.	134,000	476,153
CaixaBank S.A.	71,649	339,399
Canadian Imperial Bank of Commerce	13,488	977,867
Chang Hwa Commercial Bank Ltd.	193,177	111,597
China CITIC Bank Corporation Ltd., Class H	336,000	252,862
China Construction Bank Corp., Class H	2,607,000	2,160,304
China Development Financial Holding Corp.	490,000	169,638
China Merchants Bank Company Ltd., Class H	203,731	496,886
China Minsheng Banking Corporation Ltd., Class H	244,200	297,469
CIMB Group Holdings Bhd	185,400	311,237
Commercial International Bank Egypt SAE	32,322	240,424
Commerzbank AG	36,239	497,388	(a)
Commonwealth Bank of Australia	59,625	4,242,009
Corpbanca S.A.	5,524,790	58,669
Credicorp Ltd.	1,895	266,494
Credit Agricole S.A.	40,637	596,464
CTBC Financial Holding Company Ltd.	514,494	341,504
Danske Bank A/S	24,266	639,052
DBS Group Holdings Ltd.	59,000	875,258
DNB ASA	35,006	561,599
E.Sun Financial Holding Company Ltd.	237,913	145,468
Erste Group Bank AG	9,534	234,114
Eurobank Ergasias S.A.	217,318	24,494	(a)
First Financial Holding Company Ltd.	287,166	170,531
First Gulf Bank PJSC	25,788	102,419
Getin Noble Bank S.A.	28,925	12,867	(a)
Grupo Financiero Banorte SAB de C.V., Class O	84,000	487,649
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	238,953
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	150,651
Hana Financial Group Inc.	10,917	282,396
Hang Seng Bank Ltd.	26,000	468,872
Hong Leong Bank Bhd	22,500	86,635
Hong Leong Financial Group Bhd	8,200	37,462
HSBC Holdings PLC	702,614	5,991,711
Hua Nan Financial Holdings Company Ltd.	218,463	124,810
ICICI Bank Ltd.	47,185	238,363
Industrial & Commercial Bank of China Ltd., Class H	2,702,000	1,995,023
Industrial Bank of Korea	6,050	72,622
Intesa Sanpaolo S.p.A.	433,826	1,470,694
Itausa—Investimentos Itau S.A.	1,029	3,213	(a,d)
Kasikornbank PCL	43,300	306,016
Kasikornbank PCL NVDR	25,000	175,786
KB Financial Group Inc.	15,020	530,188
KBC Groep N.V.	9,441	582,797	(a)
Komercni Banka AS	621	133,837
Krung Thai Bank PCL NVDR	138,400	96,956
Lloyds Banking Group PLC	2,056,192	2,385,176	(a)
Malayan Banking Bhd	153,000	385,459
Masraf Al Rayan QSC	18,301	238,912
mBank	587	68,087
Mega Financial Holding Company Ltd.	315,192	261,090
Metropolitan Bank & Trust Co.	17,411	37,930
Mitsubishi UFJ Financial Group Inc.	452,200	2,800,894
Mizrahi Tefahot Bank Ltd.	4,951	50,275	(a)
Mizuho Financial Group Inc.	849,600	1,493,276
National Australia Bank Ltd.	83,969	2,465,556
National Bank of Abu Dhabi PJSC	25,568	82,784

National Bank of Canada	12,868	469,812
National Bank of Greece S.A.	23,407	27,929	(a)
Natixis S.A.	35,140	262,913
Nedbank Group Ltd.	9,395	184,199
Nordea Bank AB	113,010	1,374,616
OTP Bank PLC	8,571	161,968
Oversea-Chinese Banking Corporation Ltd.	98,375	757,886
Piraeus Bank S.A.	84,050	32,402	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	319,147
Public Bank Bhd	94,640	482,463
Qatar Islamic Bank SAQ	3,300	89,815
Qatar National Bank SAQ	5,103	271,152
Raiffeisen Bank International AG	5,172	71,792
RHB Capital Bhd	26,700	57,009
Royal Bank of Canada	53,346	3,211,290
Royal Bank of Scotland Group PLC	82,627	417,717	(a)
Sberbank of Russia ADR	98,468	431,581
Shinhan Financial Group Company Ltd.	15,952	599,313
SinoPac Financial Holdings Company Ltd.	287,805	119,968
Skandinaviska Enskilda Banken AB, Class A	52,343	610,090
Societe Generale S.A.	28,437	1,371,398
Standard Bank Group Ltd.	50,325	696,168
Standard Chartered PLC	84,878	1,375,765
State Bank of India	58,990	251,190
Sumitomo Mitsui Financial Group Inc.	44,300	1,697,034
Sumitomo Mitsui Trust Holdings Inc.	123,000	510,994
Svenska Handelsbanken AB, Class A	17,277	777,022
Swedbank AB, Class A	33,665	802,600
Taishin Financial Holding Company Ltd.	328,884	139,574
Taiwan Business Bank	144,934	43,959	(a)
Taiwan Cooperative Financial Holding Company Ltd.	250,345	126,686
The Bank of East Asia Ltd.	52,000	207,130
The Bank of Nova Scotia	43,225	2,168,588
The Siam Commercial Bank PCL NVDR	74,000	404,718
The Toronto-Dominion Bank	66,313	2,838,395
TMB Bank PCL NVDR	250,000	22,882
Turkiye Garanti Bankasi AS	91,933	300,073
Turkiye Halk Bankasi AS	25,730	126,821
Turkiye Is Bankasi, Class C	68,731	154,823
Turkiye Vakiflar Bankasi Tao, Class D	28,976	47,334
UniCredit S.p.A.	145,577	986,052
Unione di Banche Italiane SCPA	43,708	340,486
United Overseas Bank Ltd.	49,000	821,735
VTB Bank OJSC GDR	85,999	172,801
Westpac Banking Corp.	114,830	3,442,755
Woori Bank	1,281	10,810
Yapi ve Kredi Bankasi AS	34,531	52,976
		91,671,087
Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	94,052
Credit Suisse Group AG	54,810	1,475,363
Deutsche Bank AG	48,687	1,685,418
Investec Ltd.	9,627	79,751
Investec PLC	22,387	185,805
UBS Group AG	135,197	2,536,397
		6,056,786

Diversified Chemicals—0.2%
Arkema S.A.	2,771	219,196
BASF SE	33,855	3,347,596
Incitec Pivot Ltd.	61,205	189,618
Lanxess AG	3,347	177,803
Mitsubishi Chemical Holdings Corp.	55,500	322,208
Mitsubishi Gas Chemical Company Inc.	14,000	68,904
OCI Company Ltd.	643	59,758
Solvay S.A.	1,863	268,984
Sumitomo Chemical Company Ltd.	62,000	318,239
		4,972,306
Diversified Metals & Mining—0.5%
African Rainbow Minerals Ltd.	3,913	31,859
Anglo American PLC	52,463	784,115
Antofagasta PLC	12,579	136,184
Assore Ltd.	1,177	12,881
BHP Billiton Ltd.	118,757	2,768,726
BHP Billiton PLC	71,881	1,578,622
Boliden AB	11,175	221,066
First Quantum Minerals Ltd.	21,644	262,326
Glencore PLC	391,348	1,653,395
Grupo Mexico SAB de C.V., Class B	162,400	479,495
Iluka Resources Ltd.	14,236	92,041
Jiangxi Copper Company Ltd., Class H	61,000	113,054
KGHM Polska Miedz S.A.	5,917	186,903
Korea Zinc Company Ltd.	341	130,389
Minera Frisco SAB de C.V.	25,300	27,236	(a)
Mitsubishi Materials Corp.	47,000	157,945
MMC Norilsk Nickel OJSC ADR ADR	20,445	363,206
Rio Tinto Ltd.	15,068	654,868
Rio Tinto PLC	46,344	1,912,498
Sesa Sterlite Ltd.	42,022	128,263
Sumitomo Metal Mining Company Ltd.	22,000	321,573
Teck Resources Ltd., Class B	23,453	321,842
Turquoise Hill Resources Ltd.	29,112	90,795	(a)
		12,429,282
Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	76,356
Ayala Land Inc.	254,600	218,846
Barwa Real Estate Co.	6,158	76,062
Brookfield Asset Management Inc., Class A	21,268	1,137,540
CapitaLand Ltd.	75,000	195,585
City Developments Ltd.	16,000	117,331
Daito Trust Construction Company Ltd.	2,900	323,857
Daiwa House Industry Company Ltd.	24,000	473,085
DLF Ltd.	15,616	39,229
Franshion Properties China Ltd.	114,000	34,570
Hang Lung Properties Ltd.	100,000	279,647
Henderson Land Development Company Ltd.	38,280	268,659
Kerry Properties Ltd.	29,500	102,397
Lend Lease Group	22,555	285,743
Mitsubishi Estate Company Ltd.	44,000	1,020,531
Mitsui Fudosan Company Ltd.	32,000	939,854
New World Development Company Ltd.	194,666	225,924
Nomura Real Estate Holdings Inc.	5,000	90,053
Sumitomo Realty & Development Company Ltd.	12,000	432,052
Sun Hung Kai Properties Ltd.	56,000	864,169
Swire Pacific Ltd., Class A	23,500	318,666

The Wharf Holdings Ltd.	58,000	404,120
Tokyo Tatemono Company Ltd.	17,000	124,558
Tokyu Fudosan Holdings Corp.	18,000	122,780
UOL Group Ltd.	18,000	100,225
Wheelock & Company Ltd.	38,000	194,418
Yuexiu Property Company Ltd.	247,380	48,858
		8,515,115
Diversified REITs—0.1%
Dexus Property Group	31,181	180,053
Fibra Uno Administracion S.A. de C.V.	80,100	212,419
Fonciere Des Regions	950	93,963
Fonciere Des Regions	59	5,687	(a)
Gecina S.A.	794	107,264
Growthpoint Properties Ltd.	65,849	155,639
H&R Real Estate Investment Trust	5,097	93,891
ICADE	1,137	102,603
Land Securities Group PLC	28,036	520,882
Mirvac Group	147,961	226,606
Redefine Properties Ltd.	110,314	112,770
Stockland	93,768	321,334
Suntec Real Estate Investment Trust	25,000	33,780
The British Land Company PLC	37,216	459,024
The GPT Group	73,340	255,505
United Urban Investment Corp.	89	138,755
		3,020,175
Diversified Support Services—0.1%
Aggreko PLC	10,107	228,795
Babcock International Group PLC	10,408	151,943
Brambles Ltd.	62,973	552,375
Edenred	7,377	183,841
ISS A/S	5,324	167,634	(a)
		1,284,588
Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	66,311
Education Services—0.0% *
Benesse Holdings Inc.	3,000	94,382
Estacio Participacoes S.A.	12,700	73,670
Kroton Educacional S.A.	39,716	127,868
		295,920
Electric Utilities—0.4%
AusNet Services	62,633	69,722
Centrais Eletricas Brasileiras S.A.	11,000	19,824
CEZ AS	6,598	161,147
Cheung Kong Infrastructure Holdings Ltd.	22,000	189,369
Chubu Electric Power Company Inc.	26,900	320,780
CLP Holdings Ltd.	59,500	518,859
Contact Energy Ltd.	14,241	63,788
CPFL Energia S.A.	9,200	58,894
EDP—Energias de Portugal S.A.	89,065	333,173
EDP—Energias do Brasil S.A.	9,400	30,440
Electricite de France S.A.	5,558	133,116
Endesa S.A.	11,636	224,370
Enea S.A.	3,755	16,361
Enel S.p.A.	248,462	1,121,103
Enersis S.A.	967,550	316,634
Fortis Inc.	8,347	254,266
Fortum Oyj	13,585	284,277
Hokuriku Electric Power Co.	6,200	82,048

Iberdrola S.A.	195,066	1,256,430
Interconexion Electrica S.A. ESP	12,838	36,719
Isagen S.A. ESP	25,432	29,860
Korea Electric Power Corp.	8,344	343,854
Kyushu Electric Power Company Inc.	17,100	165,691	(a)
PGE Polska Grupa Energetyczna S.A.	27,532	151,183
Power Assets Holdings Ltd.	54,500	553,843
Public Power Corporation S.A.	3,690	22,495	(a)
Red Electrica Corp S.A.	4,215	342,337
Reliance Infrastructure Ltd.	4,020	27,830
RusHydro JSC ADR	52,229	50,549
Shikoku Electric Power Company Inc.	6,300	77,546	(a)
SSE PLC	35,130	780,216
Tata Power Company Ltd.	40,698	50,150
Tauron Polska Energia S.A.	37,527	43,596
Tenaga Nasional Bhd	92,200	356,978
Terna Rete Elettrica Nazionale S.p.A.	57,316	252,094
The Chugoku Electric Power Company Inc.	11,800	153,829
The Kansai Electric Power Company Inc.	27,000	257,355	(a)
Tohoku Electric Power Company Inc.	17,000	193,109
Tokyo Electric Power Company Inc.	57,700	218,410	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	15,069
		9,577,314
Electrical Components & Equipment—0.1%
Fuji Electric Company Ltd.	21,000	99,086
Legrand S.A.	10,580	572,429
LS Corp.	163	7,624
Mabuchi Motor Company Ltd.	1,800	95,231
Nidec Corp.	7,900	524,459
OSRAM Licht AG	3,806	188,189
Prysmian S.p.A.	7,493	154,250
Schneider Electric SE	19,982	1,553,166
Sumitomo Electric Industries Ltd.	29,300	384,110
TCP International Holdings Ltd.	164	302	(a)
Teco Electric and Machinery Company Ltd.	64,000	60,825
Walsin Lihwa Corp.	120,000	36,910	(a)
Zhuzhou CSR Times Electric Company Ltd., Class H	17,000	111,160
		3,787,741
Electronic Components—0.2%
AAC Technologies Holdings Inc.	30,000	185,587
AU Optronics Corp.	313,000	157,052
Delta Electronics Inc.	75,000	472,608
Hamamatsu Photonics KK	5,200	156,752
Hirose Electric Company Ltd.	1,260	162,239
Hoya Corp.	16,200	648,610
Ibiden Company Ltd.	4,700	79,237
Innolux Corp.	289,212	144,092
Kingboard Chemical Holdings Ltd.	27,000	42,727
Kyocera Corp.	12,500	683,216
Largan Precision Company Ltd.	4,000	343,872
LG Display Company Ltd.	8,970	253,850
LG Innotek Company Ltd.	512	53,503
Murata Manufacturing Company Ltd.	7,000	961,454
Nippon Electric Glass Company Ltd.	14,000	68,426
Omron Corp.	8,000	360,423
Samsung Electro-Mechanics Company Ltd.	2,239	154,987
Samsung SDI Company Ltd.	2,116	259,882
Simplo Technology Company Ltd.	11,000	55,292

TDK Corp.	5,100	361,148
Unimicron Technology Corp.	46,000	29,746
Yaskawa Electric Corp.	8,000	116,924
Zhen Ding Technology Holding Ltd.	7,350	23,935
		5,775,562
Electronic Equipment & Instruments—0.1%
FUJIFILM Holdings Corp.	16,500	587,062
Hexagon AB, Class B	9,951	352,823
Hitachi High-Technologies Corp.	2,400	73,044
Hitachi Ltd.	164,000	1,120,189
Keyence Corp.	1,700	927,762
Shimadzu Corp.	9,000	100,240
TPK Holding Company Ltd.	13,000	90,655
Yokogawa Electric Corp.	9,000	96,970
		3,348,745
Electronic Manufacturing Services—0.1%
Fabrinet	1,145	21,744	(a)
Hon Hai Precision Industry Company Ltd.	420,848	1,231,881
TE Connectivity Ltd.	22,128	1,584,807
		2,838,432
Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	145,539
Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	5,465	569,586
Grupa Azoty S.A.	816	17,428
Israel Chemicals Ltd.	18,673	132,707
K+S AG	6,950	226,182
Potash Corporation of Saskatchewan Inc.	32,745	1,055,648
Syngenta AG	3,472	1,180,144
Taiwan Fertilizer Company Ltd.	28,000	48,517
The Israel Corporation Ltd.	88	30,672
Uralkali PJSC GDR	10,340	137,700
Yara International ASA	7,373	374,191
		3,772,775
Food Distributors—0.0% *
The Spar Group Ltd.	6,247	97,111
Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	16,644	663,263
BIM Birlesik Magazalar AS	7,874	139,627
Casino Guichard Perrachon S.A.	2,125	187,942
China Resources Enterprise Ltd.	48,000	94,106
Colruyt S.A.	2,817	122,461
CP ALL PCL NVDR	164,800	207,557
Delhaize Group S.A.	3,869	347,187
Empire Company Ltd., Class A	1,327	92,528
Eurocash S.A.	2,510	21,627
FamilyMart Company Ltd.	2,200	92,184
George Weston Ltd.	1,978	156,678
J Sainsbury PLC	48,231	185,220
Jeronimo Martins SGPS S.A.	14,851	186,664
Koninklijke Ahold N.V.	30,280	595,999
Lawson Inc.	2,600	180,247
Loblaw Companies Ltd.	8,679	424,322
Magnit PJSC GDR	11,333	576,750
Metro Inc.	12,867	348,674
Pick n Pay Stores Ltd.	9,438	38,484
President Chain Store Corp.	21,000	157,839
Seven & I Holdings Company Ltd.	25,900	1,088,493

Shoprite Holdings Ltd.	16,646	225,293
Tesco PLC	279,303	997,727
WM Morrison Supermarkets PLC	91,077	260,486
Woolworths Ltd.	47,277	1,061,918
		8,453,276
Footwear—0.0% *
Anta Sports Products Ltd.	34,000	62,097
Asics Corp.	6,600	179,616
Pou Chen Corp.	80,000	111,784
Yue Yuen Industrial Holdings Ltd.	31,000	110,286
		463,783
Forest Products—0.0% *
Duratex S.A.	11,374	30,961
West Fraser Timber Company Ltd.	3,058	156,461
		187,422
Gas Utilities—0.1%
APA Group	44,644	307,993
China Gas Holdings Ltd.	94,000	154,286
China Resources Gas Group Ltd.	34,000	106,214
Enagas S.A.	7,905	225,779
ENN Energy Holdings Ltd.	32,000	196,069
GAIL India Ltd.	14,061	87,490
Gas Natural SDG S.A.	12,304	275,930
Hong Kong & China Gas Company Ltd.	228,470	527,236
Korea Gas Corp.	1,143	41,642
Osaka Gas Company Ltd.	74,000	309,477
Perusahaan Gas Negara Persero Tbk PT	436,000	159,806
Petronas Gas Bhd	24,000	149,178
Snam S.p.A.	85,327	413,707
Toho Gas Company Ltd.	15,000	87,445
Tokyo Gas Company Ltd.	89,000	559,565
		3,601,817
General Merchandise Stores—0.0% *
Canadian Tire Corporation Ltd., Class A	3,488	355,355
Dollarama Inc.	6,270	350,506
Don Quijote Holdings Company Ltd.	2,000	162,590
Harvey Norman Holdings Ltd.	20,526	69,588
Lojas Americanas S.A.	4,875	20,134
		958,173
Gold—0.1%
Agnico Eagle Mines Ltd.	7,434	206,555
AngloGold Ashanti Ltd.	14,863	140,282	(a)
Barrick Gold Corp.	42,773	467,751
Cia de Minas Buenaventura S.A. ADR	8,589	87,007
Eldorado Gold Corp.	25,001	114,691
Franco-Nevada Corp.	6,022	291,852
Gold Fields Ltd.	31,089	129,063
Goldcorp Inc.	30,956	560,214
Kinross Gold Corp.	42,336	93,931	(a)
New Gold Inc.	16,844	56,523	(a)
Newcrest Mining Ltd.	33,547	339,360	(a)
Randgold Resources Ltd.	3,180	220,608
Yamana Gold Inc.	28,763	103,106
Zijin Mining Group Company Ltd., Class H	230,000	72,818
		2,883,761
Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	6,400	90,192
Celesio AG	2,274	67,072

Medipal Holdings Corp.	5,400	70,390
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	59,975
Sinopharm Group Company Ltd., Class H	41,600	169,113
Suzuken Company Ltd.	2,860	87,183
		543,925
Healthcare Equipment—0.3%
Cochlear Ltd.	2,383	164,318
Elekta AB, Class B	14,831	133,193
Getinge AB, Class B	7,959	196,386
Medtronic PLC	77,549	6,048,046
Olympus Corp.	8,700	322,584	(a)
Oxford Immunotec Global PLC	518	7,293	(a)
Smith & Nephew PLC	27,284	465,580
Sonova Holding AG	1,968	273,206
Sysmex Corp.	6,200	343,799
Terumo Corp.	12,400	326,680
William Demant Holding A/S	1,227	104,073	(a)
		8,385,158
Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	56,689
Bangkok Dusit Medical Services PCL NVDR	109,000	65,905
Bumrungrad Hospital PCL NVDR	13,000	60,683
IHH Healthcare Bhd	95,100	154,327
Life Healthcare Group Holdings Ltd.	36,982	128,940
Mediclinic International Ltd.	14,711	147,850
Netcare Ltd.	33,031	113,392
Ramsay Health Care Ltd.	4,955	253,744
Ryman Healthcare Ltd.	4,493	26,375
		1,007,905
Healthcare Services—0.1%
Catamaran Corp.	7,568	450,554	(a)
Fresenius Medical Care AG & Company KGaA	7,926	658,057
Fresenius SE & Company KGaA	13,628	811,509
Miraca Holdings Inc.	2,100	96,551
Sonic Healthcare Ltd.	15,192	236,734
		2,253,405
Healthcare Supplies—0.1%
Coloplast A/S, Class B	4,118	310,766
Essilor International S.A.	7,388	847,268
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	52,942
		1,210,976
Healthcare Technology—0.0% *
M3 Inc.	4,800	101,840
Heavy Electrical Equipment—0.1%
ABB Ltd.	78,518	1,666,538
Alstom S.A.	9,100	279,692	(a)
Bharat Heavy Electricals Ltd.	22,240	84,182
Mitsubishi Electric Corp.	72,000	854,818
Shanghai Electric Group Company Ltd., Class H	108,000	71,323
Vestas Wind Systems A/S	8,000	329,499
		3,286,052
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	17,665	318,916
Atlantia S.p.A.	13,697	359,270
CCR S.A.	36,100	184,109
EcoRodovias Infraestrutura e Logistica S.A.	6,200	17,439
Groupe Eurotunnel SE	21,236	304,086
Jasa Marga Persero Tbk PT	81,500	44,832

Jiangsu Expressway Company Ltd., Class H	44,000	59,535
OHL Mexico SAB de C.V.	24,300	45,986	(a)
Transurban Group	77,199	560,676
Zhejiang Expressway Company Ltd., Class H	52,000	69,230
		1,964,079
Home Building—0.0% *
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	45,602
Iida Group Holdings Company Ltd.	1,700	21,151
Persimmon PLC	12,340	304,326
Persimmon PLC	12,340	17,403	(a,d)
Sekisui Chemical Company Ltd.	16,000	207,617
Sekisui House Ltd.	23,000	333,988
		930,087
Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	56,258
Kingsoft Corporation Ltd.	27,000	79,603
Konami Corp.	3,800	71,097
NCSoft Corp.	618	100,912
Nexon Company Ltd.	4,000	42,600
Nintendo Company Ltd.	3,700	542,927
		893,397
Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	176,018
Home Furnishings—0.0% *
Steinhoff International Holdings Ltd.	67,730	424,354
Home Improvement Retail—0.0% *
Home Product Center PCL NVDR	100,649	25,209
Kingfisher PLC	87,568	494,431
		519,640
Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,094	317,408
Belmond Ltd., Class A	3,140	38,559	(a)
Carnival PLC	7,452	364,677
Flight Centre Travel Group Ltd.	2,032	61,343
Formosa International Hotels Corp.	1,210	12,767
Hotel Shilla Company Ltd.	1,000	88,080
InterContinental Hotels Group PLC	9,938	387,906
Minor International PCL NVDR	44,400	47,703
Shangri-La Asia Ltd.	64,000	87,890
TUI AG	18,655	327,528
		1,733,861
Household Appliances—0.0% *
Arcelik AS	8,562	49,370
Coway Company Ltd.	2,160	177,779
Electrolux AB, Class B	9,443	269,399
Haier Electronics Group Company Ltd.	31,000	81,141
Husqvarna AB, Class B	25,105	181,599
Rinnai Corp.	1,200	88,940
Techtronic Industries Company Ltd.	18,500	62,606
		910,834
Household Products—0.2%
Henkel AG & Company KGaA	4,010	413,322
Hindustan Unilever Ltd.	19,623	273,601
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	121,963
LG Household & Health Care Ltd.	359	272,134
Reckitt Benckiser Group PLC	23,973	2,060,943
Svenska Cellulosa AB SCA, Class B	22,520	516,769
Unicharm Corp.	14,100	369,169
Unilever Indonesia Tbk PT	56,500	171,161
		4,199,062

Human Resource & Employment Services—0.1%
Adecco S.A.	6,437	535,341
Capita PLC	22,774	376,752
Randstad Holding N.V.	4,968	300,809
Recruit Holdings Company Ltd.	5,300	165,381
Seek Ltd.	13,036	169,532
		1,547,815
Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	24,500	268,773
Almacenes Exito S.A.	7,211	69,397
Carrefour S.A.	23,412	781,213
Cencosud S.A.	43,221	102,610
Controladora Comercial Mexicana SAB de C.V.	13,600	43,860
Distribuidora Internacional de Alimentacion S.A.	22,662	176,648
E-Mart Company Ltd.	836	175,236
Massmart Holdings Ltd.	3,853	47,576
Metro AG	6,586	222,939
Sun Art Retail Group Ltd.	88,500	77,200
Wal-Mart de Mexico SAB de C.V.	170,600	425,653
Wesfarmers Ltd.	41,892	1,403,162
		3,794,267
Independent Power Producers & Energy Traders—0.1%
Aboitiz Power Corp.	66,300	65,962
AES Gener S.A.	82,891	44,544
China Resources Power Holdings Company Ltd.	82,000	205,425
Colbun S.A.	260,471	76,963
Datang International Power Generation Company Ltd., Class H	112,000	57,420
Electric Power Development Company Ltd.	4,300	144,866
Empresa Nacional de Electricidad S.A.	137,870	206,177
Glow Energy PCL	17,700	46,620
Huaneng Power International Inc., Class H	126,000	149,314
NTPC Ltd.	44,321	104,658
TransAlta Corp.	9,219	85,530
		1,187,479
Industrial Conglomerates—0.3%
Aboitiz Equity Ventures Inc.	66,580	86,353
Aditya Birla Nuvo Ltd.	1,222	32,537
Alfa SAB de C.V., Class A	119,800	242,600	(a)
Alliance Global Group Inc.	117,400	69,448
Beijing Enterprises Holdings Ltd.	19,500	153,694
Cheil Industries Inc.	589	79,089	(a)
CITIC Ltd.	50,000	85,446
CJ Corp.	632	100,145
DMCI Holdings Inc.	140,000	48,536
Doosan Corp.	378	39,642
Enka Insaat ve Sanayi AS	17,548	35,098
Far Eastern New Century Corp.	117,565	121,185
Grupo Carso SAB de C.V.	22,000	91,903
Hutchison Whampoa Ltd.	71,000	983,155
Industries Qatar QSC	3,696	140,872
JG Summit Holdings Inc.	23,220	37,661
Keihan Electric Railway Company Ltd.	22,000	133,899
Keppel Corporation Ltd.	39,000	255,651
KOC Holding AS	23,474	106,871
Koninklijke Philips N.V.	33,458	948,098
LG Corp.	3,743	206,585
NWS Holdings Ltd.	61,395	103,204
Seibu Holdings Inc.	5,300	136,921

Sembcorp Industries Ltd.	42,000	128,997
Shanghai Industrial Holdings Ltd.	20,000	61,517
Siemens AG	28,900	3,122,020
Siemens Ltd.	2,575	57,428
Sime Darby Bhd	76,700	191,969
SK Holdings Company Ltd.	1,018	155,768
SM Investments Corp.	10,194	205,008
Smiths Group PLC	15,368	254,364
The Bidvest Group Ltd.	11,502	311,457
Toshiba Corp.	150,000	628,562
Turkiye Sise ve Cam Fabrikalari AS	19,277	23,796
		9,379,479
Industrial Gases—0.1%
Air Liquide S.A.	12,458	1,601,970
Air Water Inc.	6,000	107,156
Linde AG	6,465	1,313,123
		3,022,249
Industrial Machinery—0.4%
Alfa Laval AB	12,518	245,519
Amada Company Ltd.	13,000	125,209
Andritz AG	3,315	197,699
Atlas Copco AB, Class A	25,881	836,706
Atlas Copco AB, Class B	15,042	443,568
China International Marine Containers Group Company Ltd., Class H	23,400	51,069
Doosan Infracore Company Ltd.	4,510	48,273	(a)
FANUC Corp.	6,600	1,440,991
GEA Group AG	7,004	336,300
Hiwin Technologies Corp.	7,426	54,828
IHI Corp.	53,000	247,834
IMI PLC	10,961	206,991
JTEKT Corp.	8,400	130,979
Kawasaki Heavy Industries Ltd.	60,000	302,727
Kone Oyj, Class B	10,463	463,393
Kurita Water Industries Ltd.	4,400	106,309
Makita Corp.	4,600	238,393
Melrose Industries PLC	38,256	157,239
Metso Oyj	5,381	157,032
Minebea Company Ltd.	13,000	204,487
Mitsubishi Heavy Industries Ltd.	116,000	638,317
Nabtesco Corp.	5,000	144,458
NGK Insulators Ltd.	10,000	213,083
NSK Ltd.	19,000	277,339
Pentair PLC	9,931	624,561
Sandvik AB	41,291	461,740
Schindler Holding AG	1,798	298,553
Schindler Holding AG	1,044	170,682
SKF AB, Class B	15,703	404,908
SMC Corp.	2,100	625,356
Sulzer AG	1,015	111,472
Sumitomo Heavy Industries Ltd.	21,000	137,442
The Weir Group PLC	8,910	224,998
THK Company Ltd.	4,600	116,899
Vallourec S.A.	4,128	100,637
Wartsila Oyj Abp	5,119	226,152
WEG S.A.	10,270	102,183
Zardoya Otis S.A.	6,534	84,231
		10,958,557

Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	158,519
Goodman Group	70,089	338,508
Nippon Prologis REIT Inc.	35	77,054
Segro PLC	27,782	171,687
		745,768
Integrated Oil & Gas—1.1%
BG Group PLC	127,134	1,561,568
BP PLC	664,130	4,308,192
Cenovus Energy Inc.	31,166	525,380
China Petroleum & Chemical Corp., Class H	987,400	786,831
Ecopetrol S.A.	226,632	172,304
Eni S.p.A.	89,903	1,554,244
Galp Energia SGPS S.A.	14,825	160,136
Gazprom OAO ADR	219,231	1,031,981
Husky Energy Inc.	13,955	284,830
Imperial Oil Ltd.	8,862	353,710
Lukoil OAO ADR	18,848	865,689
MOL Hungarian Oil & Gas PLC	1,514	65,620
OMV AG	3,925	107,543
Origin Energy Ltd.	41,319	355,246
PetroChina Company Ltd., Class H	788,000	874,008
Petroleo Brasileiro S.A.	110,600	331,513
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	91,840
PTT PCL NVDR	34,800	345,210
Repsol S.A.	34,174	635,421
Rosneft OAO GDR	45,830	196,595
Royal Dutch Shell PLC, Class A	145,446	4,328,349
Royal Dutch Shell PLC, Class B	88,848	2,769,696
Sasol Ltd.	20,849	704,678
Statoil ASA	36,649	647,732
Suncor Energy Inc.	55,673	1,626,891
Surgutneftegas OAO ADR	27,270	205,479
Surgutneftegas OAO ADR	29,028	177,361
Total S.A.	78,023	3,873,778
		28,941,825
Integrated Telecommunication Services—0.6%
Alibaba Health Information Technology Ltd.	44,000	38,478	(a,d)
BCE Inc.	5,284	223,710
Belgacom S.A.	4,685	163,730
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	132,585
BT Group PLC	285,164	1,854,327
China Communications Services Corporation Ltd., Class H	84,000	37,258
China Telecom Corporation Ltd., Class H	564,000	360,553
China Unicom Hong Kong Ltd.	184,000	280,087
Chunghwa Telecom Company Ltd.	108,000	345,158
Deutsche Telekom AG	114,610	2,093,826
Elisa Oyj	6,563	164,629
Hellenic Telecommunications Organization S.A.	10,479	92,705	(a)
HKT Trust & HKT Ltd.	113,280	146,110
Koninklijke KPN N.V.	102,405	346,713
KT Corp.	1,110	29,028	(a)
LG Uplus Corp.	8,060	79,849
Nippon Telegraph & Telephone Corp.	13,100	808,744
O2 Czech Republic AS	3,979	31,807
Ooredoo QSC	3,023	82,290
Orange Polska S.A.	28,318	71,124
Orange S.A.	72,346	1,160,494

PCCW Ltd.	173,000	105,710
Rostelecom OJSC ADR	7,764	61,413
Singapore Telecommunications Ltd.	269,000	858,796
Spark New Zealand Ltd.	68,211	152,165
Swisscom AG	892	517,528
TDC A/S	28,766	205,890
Telecom Egypt Co.	13,363	19,499
Telecom Italia S.p.A.	422,912	494,612	(a)
Telecom Italia S.p.A.	190,334	178,766
Telefonica Deutschland Holding AG	18,390	105,627
Telefonica S.A.	150,210	2,134,928
Telekom Malaysia Bhd	42,600	83,406
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	396,341
Telenor ASA	26,623	537,035
TeliaSonera AB	80,827	512,921
Telstra Corporation Ltd.	139,731	672,798
TELUS Corp.	11,130	369,711
True Corporation PCL	233,861	89,607	(a)
Turk Telekomunikasyon AS	16,769	44,498
Vivendi S.A.	46,321	1,148,710
XL Axiata Tbk PT	93,500	31,066
		17,264,232
Internet Retail—0.0% *
Rakuten Inc.	30,300	533,571
Travelport Worldwide Ltd.	970	16,199
		549,770
Internet Software & Services—0.2%
Cimpress N.V.	1,090	91,974	(a)
Daum Kakao Corp.	251	26,073
Kakaku.com Inc.	3,100	51,445
NAVER Corp.	1,084	653,981
Tencent Holdings Ltd.	191,400	3,636,949
United Internet AG	4,602	208,638
Wix.com Ltd.	477	9,139	(a)
Yahoo Japan Corp.	50,100	206,664
		4,884,863
Investment Banking & Brokerage—0.1%
CITIC Securities Company Ltd., Class H	42,500	157,852
Daewoo Securities Company Ltd.	7,490	87,087
Daiwa Securities Group Inc.	62,000	488,098
Haitong Securities Company Ltd., Class H	49,200	120,051
ICAP PLC	21,687	169,273
Korea Investment Holdings Company Ltd.	1,740	98,421
Macquarie Group Ltd.	10,968	639,455
Mediobanca S.p.A.	20,019	191,309
NH Investment & Securities Company Ltd.	6,220	80,427
Nomura Holdings Inc.	120,200	706,069
Samsung Securities Company Ltd.	2,292	107,189
Yuanta Financial Holding Company Ltd.	359,775	180,866
		3,026,097
IT Consulting & Other Services—0.2%
AtoS	2,010	138,200
Cap Gemini S.A.	5,602	459,062
CGI Group Inc., Class A	7,985	338,692	(a)
Fujitsu Ltd.	68,000	463,774
HCL Technologies Ltd.	15,368	240,662
Infosys Ltd.	33,794	1,187,432
Itochu Techno-Solutions Corp.	1,800	37,343

Luxoft Holding Inc.	270	13,970	(a)
Nomura Research Institute Ltd.	3,800	142,779
NTT Data Corp.	5,300	230,211
Otsuka Corp.	1,800	76,714
Samsung SDS Company Ltd.	718	172,780
SK C&C Company Ltd.	721	150,950
Tata Consultancy Services Ltd.	18,636	762,339
Tech Mahindra Ltd.	9,252	93,376
Wipro Ltd.	25,134	251,985
		4,760,269
Leisure Facilities—0.0% *
Merlin Entertainments PLC	22,365	146,530	(e)
Oriental Land Company Ltd.	5,600	424,056
		570,586
Leisure Products—0.0% *
Bandai Namco Holdings Inc.	6,600	128,473
Giant Manufacturing Company Ltd.	10,000	96,471
Merida Industry Company Ltd.	7,350	57,702
Sankyo Company Ltd.	1,900	67,487
Sega Sammy Holdings Inc.	7,400	107,830
Shimano Inc.	3,200	475,566
Yamaha Corp.	6,100	106,530
		1,040,059
Life & Health Insurance—0.6%
Aegon N.V.	62,069	489,506
AIA Group Ltd.	434,200	2,723,183
AMP Ltd.	120,452	589,683
Cathay Financial Holding Company Ltd.	326,417	520,084
China Life Insurance Company Ltd.	94,050	81,936
China Life Insurance Company Ltd., Class H	264,000	1,158,710
China Taiping Insurance Holdings Company Ltd.	39,688	135,889	(a)
CNP Assurances	5,764	100,906
Delta Lloyd N.V.	7,100	133,749
Discovery Ltd.	10,317	105,996
Friends Life Group Ltd.	55,034	337,169
Great-West Lifeco Inc.	7,616	220,212
Hanwha Life Insurance Company Ltd.	8,480	56,269
Industrial Alliance Insurance & Financial Services Inc.	3,775	126,290
Legal & General Group PLC	230,848	951,418
Liberty Holdings Ltd.	4,059	56,231
Manulife Financial Corp.	70,176	1,191,856
Medibank Private Ltd.	100,000	176,897	(a)
MMI Holdings Ltd.	36,164	97,960
New China Life Insurance Company Ltd., Class H	23,300	129,421
NN Group N.V.	6,690	189,439	(a)
Old Mutual PLC	188,458	619,104
Ping An Insurance Group Company of China Ltd., Class H	99,500	1,196,805
Power Corporation of Canada	13,526	357,988
Power Financial Corp.	7,564	223,904
Prudential PLC	91,658	2,276,222
Rand Merchant Insurance Holdings Ltd.	22,171	84,514
Samsung Life Insurance Company Ltd.	2,361	205,454
Sanlam Ltd.	67,666	436,552
Shin Kong Financial Holding Company Ltd.	255,326	72,524
Sony Financial Holdings Inc.	6,500	104,568
Standard Life PLC	75,794	532,976
Standard Life PLC	92,638	100,391	(a,d)

Sun Life Financial Inc.	24,295	748,704
Swiss Life Holding AG	1,203	297,350
T&D Holdings Inc.	22,500	309,088
The Dai-ichi Life Insurance Company Ltd.	32,700	474,357
		17,613,305
Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	40,412
Lonza Group AG	1,992	248,128
QIAGEN N.V.	9,834	246,491	(a)
		535,031
Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	34,351
Qualicorp S.A.	8,200	58,496	(a)
		92,847
Marine—0.1%
AP Moeller—Maersk A/S, Class A	151	306,304
AP Moeller—Maersk A/S, Class B	249	519,916
China COSCO Holdings Company Ltd., Class H	102,500	53,857	(a)
China Shipping Container Lines Company Ltd., Class H	146,000	46,162	(a)
Evergreen Marine Corporation Taiwan Ltd.	64,000	47,531	(a)
Hyundai Merchant Marine Company Ltd.	3,085	25,137	(a)
Kuehne + Nagel International AG	2,101	312,099
MISC Bhd	62,200	142,299
Mitsui OSK Lines Ltd.	42,000	142,462
Navios Maritime Holdings Inc.	2,496	10,433
Nippon Yusen KK	69,000	198,511
Safe Bulkers Inc.	1,329	4,771
U-Ming Marine Transport Corp.	17,000	25,112
Yang Ming Marine Transport Corp.	59,000	33,910	(a)
		1,868,504
Marine Ports & Services—0.0% *
Adani Ports & Special Economic Zone Ltd.	14,192	69,834
China Merchants Holdings International Company Ltd., Class H	42,000	165,666
COSCO Pacific Ltd.	62,000	80,890
DP World Ltd.	6,267	135,250
Hutchison Port Holdings Trust, Class U	201,000	139,525
International Container Terminal Services Inc.	26,800	64,688
Kamigumi Company Ltd.	8,000	75,528
Mitsubishi Logistics Corp.	5,000	77,823
		809,204
Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	45,304
Rexam PLC	28,486	244,316
Toyo Seikan Group Holdings Ltd.	5,800	84,842
		374,462
Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	101,354
Hero Motocorp Ltd.	3,073	129,858
Yamaha Motor Company Ltd.	10,600	255,382
		486,594
Movies & Entertainment—0.0% *
Eros International PLC	733	12,806	(a)
Toho Company Ltd.	4,400	107,592
		120,398
Multi-Line Insurance—0.4%
Ageas	9,634	345,578
Allianz SE	16,790	2,911,633
Assicurazioni Generali S.p.A.	46,975	922,556

Aviva PLC	109,420	876,325
AXA S.A.	67,544	1,698,050
Baloise Holding AG	1,917	253,475
BB Seguridade Participacoes S.A.	23,900	245,274
China Pacific Insurance Group Company Ltd., Class H	107,400	508,761
Fairfax Financial Holdings Ltd.	614	344,208
Gjensidige Forsikring ASA	7,732	133,354
Mapfre S.A.	49,475	180,429
Porto Seguro S.A.	4,400	49,216
Powszechny Zaklad Ubezpieczen S.A.	2,320	299,183
Sampo Oyj, Class A	14,449	727,937
Sul America S.A.	5,000	22,230
UnipolSai S.p.A.	19,507	56,694
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	69,478
Zurich Insurance Group AG	5,504	1,861,321
		11,505,702
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	127,066
Corporation Financiera Colombiana S.A.	3,009	41,329
Eurazeo S.A.	1,377	94,260
Exor S.p.A.	3,417	154,815
First Pacific Company Ltd.	94,000	93,963
Groupe Bruxelles Lambert S.A.	2,198	182,022
Grupo de Inversiones Suramericana S.A.	8,633	111,530
Haci Omer Sabanci Holding AS	34,397	121,418
Industrivarden AB, Class C	4,939	92,541
Investment AB Kinnevik, Class B	10,674	355,831
Investor AB, Class B	17,871	710,406
Metro Pacific Investments Corp.	129,200	13,937
Onex Corp.	3,866	224,512
Pargesa Holding S.A.	1,294	90,859
Remgro Ltd.	19,519	427,594
Wendel S.A.	1,280	152,392
		2,994,475
Multi-Utilities—0.2%
AGL Energy Ltd.	28,062	325,857
Atco Ltd., Class I	2,398	85,430
Canadian Utilities Ltd., Class A	4,562	143,254
Centrica PLC	178,420	667,841
E.ON SE	71,161	1,056,857
GDF Suez	52,639	1,038,044
National Grid PLC	139,659	1,796,796
RWE AG	16,339	415,506
Suez Environnement Co.	10,531	181,096
Veolia Environnement S.A.	14,035	265,143
YTL Corporation Bhd	200,400	90,365
YTL Power International Bhd	87,045	35,230
		6,101,419
Office REITs—0.0% *
CapitaCommercial Trust	95,000	122,343
Japan Prime Realty Investment Corp.	2	6,888
Japan Real Estate Investment Corp.	46	216,383
Nippon Building Fund Inc.	56	275,124
		620,738
Office Services & Supplies—0.0% *
Societe BIC S.A.	1,198	170,481

Oil & Gas Drilling—0.0% *
China Oilfield Services Ltd., Class H	58,000	96,274
Gulf International Services QSC	3,536	93,047
Noble Corporation PLC	13,661	195,079
North Atlantic Drilling Ltd.	2,464	2,858
Seadrill Ltd.	8,535	79,885
Transocean Ltd.	18,540	271,982
Transocean Ltd.	10,428	150,312
		889,437
Oil & Gas Equipment & Services—0.1%
AMEC Foster Wheeler PLC	12,623	168,978
Bumi Armada Bhd	85,600	23,758	(a)
CHC Group Ltd.	1,169	1,555	(a)
Nordic American Offshore Ltd.	598	5,478	(a)
Petrofac Ltd.	10,564	148,832
Saipem S.p.A.	10,901	110,756	(a)
Sapurakencana Petroleum Bhd	127,700	81,211
Subsea 7 S.A.	11,444	98,230
Technip S.A.	4,256	257,136
Tenaris S.A.	12,731	178,256
WorleyParsons Ltd.	8,516	61,818
		1,136,008
Oil & Gas Exploration & Production—0.3%
ARC Resources Ltd.	11,975	205,745
Baytex Energy Corp.	4,899	77,479
Cairn India Ltd.	17,722	60,939
Canadian Natural Resources Ltd.	42,635	1,306,822
Canadian Oil Sands Ltd.	18,537	144,169
CNOOC Ltd.	690,000	971,987
Crescent Point Energy Corp.	13,560	302,356
Encana Corp.	28,724	320,693
Enerplus Corp.	7,283	73,836
Inpex Corp.	36,100	397,811
Kunlun Energy Company Ltd.	138,000	134,027
Lundin Petroleum AB	8,987	122,797	(a)
MEG Energy Corp.	5,897	95,265	(a)
NOVATEK OAO GDR	4,285	319,847
Oil & Natural Gas Corporation Ltd.	28,871	141,067
Oil India Ltd.	6,573	47,729
Peyto Exploration & Development Corp.	4,880	130,853
PrairieSky Royalty Ltd.	1,720	40,579
PTT Exploration & Production PCL NVDR	52,000	174,122
Santos Ltd.	27,596	149,728
Talisman Energy Inc.	39,373	301,865
Tatneft OAO ADR	9,139	271,119
Tourmaline Oil Corp.	6,249	189,123	(a)
Tullow Oil PLC	29,038	121,824
Vermilion Energy Inc.	4,105	172,595
Woodside Petroleum Ltd.	25,579	672,166
		6,946,543
Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corporation Ltd.	6,480	83,833
Caltex Australia Ltd.	4,925	131,101
Cosan S.A. Industria e Comercio	5,500	47,994
Delek Group Ltd.	174	44,809
Empresas COPEC S.A.	18,588	215,667
Formosa Petrochemical Corp.	43,000	94,092
Grupa Lotos S.A.	2,254	16,099	(a)

GS Holdings Corp.	2,084	80,495
Idemitsu Kosan Company Ltd.	3,200	55,736
IRPC PCL NVDR	378,600	49,980
JX Holdings Inc.	90,000	346,318
Keyera Corp.	3,488	232,028
Neste Oil Oyj	1,999	52,393
Petronas Dagangan Bhd	8,900	48,079
Polski Koncern Naftowy Orlen S.A.	13,345	208,217
Reliance Industries Ltd.	49,769	654,831
S-Oil Corp.	1,820	105,266
Showa Shell Sekiyu KK	7,600	69,421
SK Innovation Company Ltd.	2,421	207,683	(a)
Thai Oil PCL NVDR	30,500	48,680
TonenGeneral Sekiyu KK	11,000	94,873
Tupras Turkiye Petrol Rafinerileri AS	5,349	126,841
		3,014,436
Oil & Gas Storage & Transportation—0.1%
AltaGas Ltd.	4,683	156,260
Ardmore Shipping Corp.	611	6,153
DHT Holdings Inc.	2,993	20,891
Enbridge Inc.	29,021	1,398,920
Inter Pipeline Ltd.	11,848	305,344
Koninklijke Vopak N.V.	2,589	142,713
Navios Maritime Acquisition Corp.	2,781	9,845
Pembina Pipeline Corp.	12,074	381,525
TransCanada Corp.	23,852	1,019,995
Ultrapar Participacoes S.A.	11,400	231,239
		3,672,885
Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	44	(a,d)
FirstRand Ltd.	120,303	553,619
Fubon Financial Holding Company Ltd.	240,000	430,210
ING Groep N.V.	137,601	2,013,232	(a)
ORIX Corp.	50,100	704,020
RMB Holdings Ltd.	26,636	153,380
		3,854,505
Packaged Foods & Meats—0.8%
Ajinomoto Company Inc.	22,000	482,686
Aryzta AG	3,492	214,179
Associated British Foods PLC	10,788	450,551
Barry Callebaut AG	87	84,986
BRF S.A.	27,600	546,629
Calbee Inc.	2,400	104,198
Charoen Pokphand Foods PCL NVDR	115,100	79,557
China Mengniu Dairy Company Ltd.	53,000	280,277
Chocoladefabriken Lindt & Sprungli AG	33	176,727
Chocoladefabriken Lindt & Sprungli AG	4	253,173
CJ CheilJedang Corp.	320	108,927
Danone S.A.	21,144	1,423,614
GlaxoSmithKline Consumer Healthcare Ltd.	162	16,308
Gruma SAB de C.V., Class B	8,900	113,389
Grupo Bimbo SAB de C.V., Class A	66,600	188,465	(a)
Indofood CBP Sukses Makmur Tbk PT	32,000	35,870
Indofood Sukses Makmur Tbk PT	165,000	93,961
JBS S.A.	25,900	115,072
Kerry Group PLC, Class A	5,662	380,062
Kikkoman Corp.	6,000	190,272
Lotte Confectionery Company Ltd.	35	56,303

M Dias Branco S.A.	1,000	26,942
MEIJI Holdings Company Ltd.	2,300	280,186
Nestle S.A.	118,673	8,940,959
NH Foods Ltd.	7,000	161,319
Nisshin Seifun Group Inc.	8,400	98,878
Nissin Foods Holdings Company Ltd.	2,300	113,045
Orion Corp.	139	144,972
Orkla ASA	24,379	183,919
PPB Group Bhd	17,800	73,904
Saputo Inc.	11,396	313,221
Standard Foods Corp.	12,535	32,269
Tate & Lyle PLC	19,062	169,078
Tiger Brands Ltd.	6,889	173,527
Tingyi Cayman Islands Holding Corp.	82,000	176,326
Toyo Suisan Kaisha Ltd.	4,000	140,741
Ulker Biskuvi Sanayi AS	3,012	22,577
Uni-President China Holdings Ltd.	48,000	31,822
Uni-President Enterprises Corp.	182,023	304,193
Unilever N.V.	60,131	2,509,804
Unilever PLC	44,966	1,877,528
Universal Robina Corp.	30,200	152,548
Want Want China Holdings Ltd.	242,000	256,577
Yakult Honsha Company Ltd.	3,400	236,872
		21,816,413
Paper Packaging—0.0% *
Amcor Ltd.	45,177	482,812
Klabin S.A.	19,600	111,611
		594,423
Paper Products—0.1%
Empresas CMPC S.A.	49,402	135,867
Fibria Celulose S.A.	9,300	131,523	(a)
Lee & Man Paper Manufacturing Ltd.	71,000	34,339
Nine Dragons Paper Holdings Ltd.	63,000	39,392
Oji Holdings Corp.	31,000	126,849
Sappi Ltd.	19,577	79,059	(a)
Stora Enso Oyj, Class R	16,499	169,446
UPM-Kymmene Oyj	21,948	425,887
		1,142,362
Personal Products—0.2%
AMOREPACIFIC Corp.	131	395,814
AMOREPACIFIC Group	68	91,882
Beiersdorf AG	3,476	301,052
Dabur India Ltd.	13,803	58,545
Godrej Consumer Products Ltd.	4,709	78,125
Hengan International Group Company Ltd.	29,500	355,068
Hypermarcas S.A.	12,800	78,896	(a)
Kao Corp.	19,700	983,782
L’Oreal S.A.	8,662	1,593,604
Natura Cosmeticos S.A.	7,200	60,599
Shiseido Company Ltd.	15,000	266,123
		4,263,490
Pharmaceuticals—1.9%
Aspen Pharmacare Holdings Ltd.	11,107	351,311
Astellas Pharma Inc.	81,200	1,330,564
AstraZeneca PLC	46,947	3,223,822
Aurobindo Pharma Ltd.	4,457	86,776
Bayer AG	30,464	4,552,596
Celltrion Inc.	2,610	163,949	(a)

Chugai Pharmaceutical Company Ltd.	8,200	258,821
Cipla Ltd.	12,861	146,075
CSPC Pharmaceutical Group Ltd.	42,000	35,483
Daiichi Sankyo Company Ltd.	21,800	346,450
Dr Reddy’s Laboratories Ltd.	3,837	215,169
Eisai Company Ltd.	9,900	704,224
Endo International PLC	9,642	864,887	(a)
Genomma Lab Internacional SAB de C.V., Class B	29,900	27,968	(a)
GlaxoSmithKline PLC	176,137	4,057,672
Hisamitsu Pharmaceutical Company Inc.	2,400	98,579
Kalbe Farma Tbk PT	854,500	121,920
Kyowa Hakko Kirin Company Ltd.	8,000	104,287
Merck KGaA	5,152	575,930
Mitsubishi Tanabe Pharma Corp.	8,600	147,548
Novartis AG	84,154	8,310,316
Novo Nordisk A/S, Class B	72,486	3,865,486
Ono Pharmaceutical Company Ltd.	3,200	361,131
Orion Oyj, Class B	4,156	117,012
Otsuka Holdings Company Ltd.	14,600	456,779
Piramal Enterprises Ltd.	2,159	30,118
Ranbaxy Laboratories Ltd.	4,850	62,842	(a)
Richter Gedeon Nyrt	2,156	29,605
Roche Holding AG	25,740	7,076,787
Sanofi	44,142	4,354,349
Santen Pharmaceutical Company Ltd.	13,500	196,925
ScinoPharm Taiwan Ltd.	10,816	17,103
Shionogi & Company Ltd.	11,900	396,190
Shire PLC	21,938	1,750,262
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	105,707	(d)
Sino Biopharmaceutical Ltd.	124,000	125,922
Sumitomo Dainippon Pharma Company Ltd.	6,100	72,256
Sun Pharmaceutical Industries Ltd.	23,014	375,469
Taisho Pharmaceutical Holdings Company Ltd.	1,300	96,601
Takeda Pharmaceutical Company Ltd.	26,800	1,337,910
Teva Pharmaceutical Industries Ltd.	30,129	1,884,210
Theravance Biopharma Inc.	750	13,012	(a)
UCB S.A.	3,936	284,010
Valeant Pharmaceuticals International Inc.	11,837	2,338,520	(a)
Yuhan Corp.	304	51,225
		51,123,778
Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	78,371	(a)
Fresnillo PLC	4,958	50,108
Impala Platinum Holdings Ltd.	21,829	105,666	(a)
Industrias Penoles SAB de C.V.	6,055	105,279
		339,424
Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	188,504
Direct Line Insurance Group PLC	60,089	283,770
Dongbu Insurance Company Ltd.	1,830	81,483
Hyundai Marine & Fire Insurance Company Ltd.	2,720	60,813
Insurance Australia Group Ltd.	85,299	396,040
Intact Financial Corp.	5,931	446,850
James River Group Holdings Ltd.	358	8,424
MS&AD Insurance Group Holdings Inc.	19,300	540,368
People’s Insurance Company Group of China Ltd., Class H	224,000	113,360
PICC Property & Casualty Company Ltd., Class H	152,600	300,876
QBE Insurance Group Ltd.	50,715	502,822

RSA Insurance Group PLC	42,571	265,543
Samsung Fire & Marine Insurance Company Ltd.	1,257	303,076
Sompo Japan Nipponkoa Holdings Inc.	13,000	404,182
Suncorp Group Ltd.	52,094	535,816
Tokio Marine Holdings Inc.	25,800	973,949
Tryg A/S	1,127	132,405
		5,538,281
Publishing—0.1%
Axel Springer SE	1,610	94,915
Lagardere SCA	4,450	133,591
Pearson PLC	30,960	666,867
Reed Elsevier N.V.	26,968	671,196
Reed Elsevier PLC	36,929	635,573
Singapore Press Holdings Ltd.	62,737	191,599
Thomson Reuters Corp.	15,288	619,849
Wolters Kluwer N.V.	11,537	376,299
		3,389,889
Railroads—0.3%
Asciano Ltd.	36,444	175,788
Aurizon Holdings Ltd.	79,572	293,766
BTS Group Holdings PCL NVDR	100,000	28,063
Canadian National Railway Co.	28,791	1,928,190
Canadian Pacific Railway Ltd.	5,719	1,047,166
Central Japan Railway Co.	5,300	957,893
East Japan Railway Co.	12,200	977,716
Hankyu Hanshin Holdings Inc.	44,000	271,828
Keikyu Corp.	19,000	151,883
Keio Corp.	23,000	180,152
Keisei Electric Railway Company Ltd.	10,000	124,125
Kintetsu Corp.	74,000	271,520
MTR Corporation Ltd.	63,500	301,191
Nagoya Railroad Company Ltd.	32,000	127,789
Odakyu Electric Railway Company Ltd.	24,000	244,459
Tobu Railway Company Ltd.	40,000	189,525
Tokyu Corp.	44,000	272,241
West Japan Railway Co.	6,700	351,313
		7,894,608
Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	30,242
China Overseas Land & Investment Ltd.	172,000	552,101
China Resources Land Ltd.	97,777	276,954
China Vanke Company Ltd., Class H	49,400	116,306	(a)
CK Hutchison Holdings Ltd.	49,000	1,001,674
Country Garden Holdings Company Ltd.	181,333	73,135
Emaar Properties PJSC	107,723	192,757
Evergrande Real Estate Group Ltd.	257,000	129,210
Farglory Land Development Company Ltd.	13,862	15,966
Guangzhou R&F Properties Company Ltd., Class H	33,600	34,569
Highwealth Construction Corp.	18,000	42,454
IOI Properties Group Bhd	74,607	43,850
Lippo Karawaci Tbk PT	744,500	76,814
Longfor Properties Company Ltd.	50,000	70,331
Ruentex Development Company Ltd.	24,578	37,673
Shimao Property Holdings Ltd.	51,500	108,057
Shui On Land Ltd.	136,666	32,255
Sino Land Company Ltd.	116,000	188,545
Sino-Ocean Land Holdings Ltd.	104,500	63,078

SOHO China Ltd.	76,000	51,662
Talaat Moustafa Group	36,052	48,729
UEM Sunrise Bhd	59,300	22,045
		3,208,407
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	79,219
BR Malls Participacoes S.A.	17,200	91,164
Central Pattana PCL NVDR	44,200	58,003
Deutsche Annington Immobilien SE	12,612	424,500
Deutsche Wohnen AG	11,330	289,448
First Capital Realty Inc.	863	13,444
Global Logistic Properties Ltd.	142,000	274,203
Hulic Company Ltd.	10,000	112,370
Hysan Development Company Ltd.	26,000	113,457
IMMOFINANZ AG	43,610	128,290	(a)
Multiplan Empreendimentos Imobiliarios S.A.	3,200	56,118
NTT Urban Development Corp.	4,500	44,953
SM Prime Holdings Inc.	245,000	109,349
Swire Properties Ltd.	50,800	164,982
Swiss Prime Site AG	1,980	172,007
		2,131,507
Real Estate Services—0.0% *
Altisource Asset Management Corp.	46	8,516	(a)
Altisource Portfolio Solutions S.A.	435	5,598	(a)
		14,114
Regional Banks—0.1%
Bank of Queensland Ltd.	4,889	51,385
Bendigo & Adelaide Bank Ltd.	15,355	146,757
BS Financial Group Inc.	7,204	98,517
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	59,401
DGB Financial Group Inc.	6,068	66,131
First BanCorp	3,328	20,634	(a)
Fukuoka Financial Group Inc.	30,000	154,287
Hokuhoku Financial Group Inc.	34,000	75,795
Resona Holdings Inc.	90,600	449,664
Seven Bank Ltd.	22,000	108,485
Shinsei Bank Ltd.	64,000	127,264
Suruga Bank Ltd.	7,000	145,379
The Bank of Kyoto Ltd.	14,000	146,745
The Bank of Yokohama Ltd.	47,000	275,285
The Chiba Bank Ltd.	27,000	197,901
The Chugoku Bank Ltd.	7,000	104,533
The Gunma Bank Ltd.	14,000	94,585
The Hachijuni Bank Ltd.	15,000	105,776
The Hiroshima Bank Ltd.	19,000	102,406
The Iyo Bank Ltd.	11,000	130,463
The Joyo Bank Ltd.	25,000	128,490
The Shizuoka Bank Ltd.	21,000	209,465
Yamaguchi Financial Group Inc.	8,000	91,954
		3,091,302
Reinsurance—0.1%
Hannover Rueck SE	2,353	242,864
Muenchener Rueckversicherungs-Gesellschaft AG	6,441	1,382,446
RenaissanceRe Holdings Ltd.	1,218	121,471
SCOR SE	5,925	199,604
Swiss Re AG	13,125	1,266,662
Third Point Reinsurance Ltd.	1,870	26,460	(a)
		3,239,507

Renewable Electricity—0.0% *
Abengoa Yield PLC	930	31,415
China Longyuan Power Group Corporation Ltd., Class H	101,000	110,030
Enel Green Power S.p.A.	65,696	122,358
Energy Development Corp.	270,200	51,309
Meridian Energy Ltd.	39,224	59,479
Tractebel Energia S.A.	6,100	67,373
		441,964
Research & Consulting Services—0.1%
ALS Ltd.	9,879	37,219
Bureau Veritas S.A.	8,532	182,839
Experian PLC	35,288	584,556
Intertek Group PLC	6,828	253,102
SGS S.A.	211	402,503
		1,460,219
Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	66,827
Restaurants—0.1%
Compass Group PLC	62,679	1,088,868
Jollibee Foods Corp.	15,290	75,188
McDonald’s Holdings Company Japan Ltd.	2,600	57,625
Restaurant Brands International Inc.	7,911	303,322
Sodexo SA	3,708	361,233
Whitbread PLC	7,512	583,739
		2,469,975
Retail REITs—0.2%
CapitaMall Trust	109,000	174,583
Federation Centres	53,686	124,299
Hammerson PLC	30,144	297,083
Intu Properties PLC	36,016	185,818
Japan Retail Fund Investment Corp.	77	153,018
Klepierre	6,776	332,356
Novion Property Group	82,684	157,986
Resilient Property Income Fund Ltd.	11,324	97,200
RioCan Real Estate Investment Trust	5,179	118,465
Scentre Group	200,912	572,481
The Link REIT	82,500	507,334
Unibail-Rodamco SE	3,746	1,010,379
Westfield Corp.	63,377	460,687
		4,191,689
Security & Alarm Services—0.0% *
G4S PLC	64,223	281,726
S-1 Corp.	841	63,541
Secom Company Ltd.	8,100	540,317
Securitas AB, Class B	11,896	170,548
		1,056,132
Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	96,975
ASML Holding N.V.	13,684	1,385,664
GCL-Poly Energy Holdings Ltd.	394,000	105,324	(a)
Hanergy Thin Film Power Group Ltd.	456,000	408,768
Hermes Microvision Inc.	1,000	57,532
Tokyo Electron Ltd.	6,700	464,775
		2,519,038
Semiconductors—0.6%
Advanced Semiconductor Engineering Inc.	263,000	356,137
ARM Holdings PLC	50,928	827,750
Avago Technologies Ltd.	13,953	1,771,752

Epistar Corp.	31,000	49,838
Infineon Technologies AG	41,559	493,849
Inotera Memories Inc.	84,000	111,497	(a)
Kinsus Interconnect Technology Corp.	10,000	32,029
MediaTek Inc.	49,352	666,536
Novatek Microelectronics Corp.	22,000	113,540
Phison Electronics Corp.	5,000	41,432
Powertech Technology Inc.	27,000	46,400
Radiant Opto-Electronics Corp.	15,450	47,978
Realtek Semiconductor Corp.	16,160	51,471
Rohm Company Ltd.	3,600	246,019
Samsung Electronics Company Ltd.	3,916	5,078,086
Siliconware Precision Industries Company Ltd.	108,000	178,942
SK Hynix Inc.	21,170	864,723
STMicroelectronics N.V.	14,581	135,723
Taiwan Semiconductor Manufacturing Company Ltd.	891,000	4,140,976
Transcend Information Inc.	6,000	21,243
United Microelectronics Corp.	501,000	248,232
Vanguard International Semiconductor Corp.	19,000	32,252
		15,556,405
Silver—0.0% *
Silver Wheaton Corp.	14,644	278,196
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	89,279	(a)
Coca-Cola Amatil Ltd.	23,185	190,397
Coca-Cola Femsa SAB de C.V., Class L	16,500	131,617
Coca-Cola HBC AG	6,874	123,744
Coca-Cola Icecek AS	2,227	37,641
Fomento Economico Mexicano SAB de C.V.	78,500	734,747	(a)
Suntory Beverage & Food Ltd.	5,100	218,395
		1,525,820
Specialized Finance—0.1%
ASX Ltd.	8,294	261,729
BM&FBovespa S.A.	83,000	289,816
Chailease Holding Company Ltd.	31,460	78,330
Deutsche Boerse AG	7,072	576,467
Far East Horizon Ltd.	53,000	48,474
Hong Kong Exchanges and Clearing Ltd.	40,100	982,373
Japan Exchange Group Inc.	10,000	289,552
London Stock Exchange Group PLC	9,756	355,089
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	110,705
Power Finance Corporation Ltd.	10,821	46,908
Rural Electrification Corporation Ltd.	11,578	61,596
Singapore Exchange Ltd.	38,000	225,422
		3,326,461
Specialty Chemicals—0.2%
Akzo Nobel N.V.	8,113	612,707
Asian Paints Ltd.	10,450	134,670
Croda International PLC	5,451	221,246
Daicel Corp.	11,000	131,125
EMS-Chemie Holding AG	324	131,819
Givaudan S.A.	322	582,040
Hitachi Chemical Company Ltd.	4,000	85,421
Johnson Matthey PLC	7,774	389,792
JSR Corp.	6,700	116,035
Kansai Paint Company Ltd.	6,000	109,208
Koninklijke DSM N.V.	6,720	374,100
Nippon Paint Holdings Company Ltd.	6,100	223,015

Nitto Denko Corp.	5,500	367,287
Novozymes A/S, Class B	8,837	402,974
Shin-Etsu Chemical Company Ltd.	14,700	959,815
Sika AG	85	304,494
Symrise AG	4,857	305,895
Umicore S.A.	4,697	195,943
		5,647,586
Specialty Stores—0.0% *
FF Group	1,860	55,220
JUMBO S.A.	4,127	42,906
		98,126
Steel—0.2%
ArcelorMittal	28,776	269,679
China Steel Corp.	381,796	316,948
Cia Siderurgica Nacional S.A.	27,400	46,551
Eregli Demir ve Celik Fabrikalari TAS	70,254	109,285
Fortescue Metals Group Ltd.	55,018	81,689
Fosun International Ltd.	57,500	111,247
Hitachi Metals Ltd.	8,000	122,623
Hyundai Steel Co.	2,772	181,951
JFE Holdings Inc.	20,300	448,121
Jindal Steel & Power Ltd.	13,806	34,393
JSW Steel Ltd.	2,896	41,914
Kobe Steel Ltd.	95,000	175,234
Kumba Iron Ore Ltd.	3,400	43,704
Nippon Steel & Sumitomo Metal Corp.	246,000	618,595
POSCO	2,481	542,267
Severstal PAO GDR	7,140	80,263
Tata Steel Ltd.	11,358	57,459
ThyssenKrupp AG	18,141	474,383
Vale S.A.	45,500	255,396
Voestalpine AG	4,459	162,921
		4,174,623
Systems Software—0.0% *
Oracle Corporation Japan	1,400	60,252
Totvs S.A.	4,200	47,965
Trend Micro Inc.	4,000	131,813
		240,030
Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	64,776
WPG Holdings Ltd.	51,000	65,622
		130,398
Technology Hardware, Storage & Peripherals—0.3%
Acer Inc.	102,084	65,765	(a)
Advantech Company Ltd.	10,994	83,599
Asustek Computer Inc.	26,000	261,378
BlackBerry Ltd.	17,699	157,775	(a)
Brother Industries Ltd.	8,800	139,825
Canon Inc.	39,100	1,383,524
Catcher Technology Company Ltd.	28,000	292,830
Chicony Electronics Company Ltd.	17,255	48,280
Clevo Co.	19,000	29,501
Compal Electronics Inc.	158,000	131,259
Foxconn Technology Company Ltd.	31,920	85,585
HTC Corp.	30,000	133,525	(a)
Inventec Corp.	80,000	57,774
Konica Minolta Inc.	20,500	207,771
Lenovo Group Ltd.	248,000	360,730

Lite-On Technology Corp.	83,830	108,443
NEC Corp.	98,000	287,891
Nokia Oyj	137,519	1,047,329
Pegatron Corp.	59,000	159,185
Quanta Computer Inc.	112,000	270,330
Ricoh Company Ltd.	28,000	304,481
Seagate Technology PLC	17,808	926,550
Seiko Epson Corp.	10,000	177,128
Wistron Corp.	84,611	71,793
		6,792,251
Textiles—0.0% *
Eclat Textile Company Ltd.	5,200	68,139
Formosa Taffeta Company Ltd.	25,000	26,296
Ruentex Industries Ltd.	19,711	43,131
Shenzhou International Group Holdings Ltd.	16,000	72,417
		209,983
Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,459	34,885	(a)
Housing Development Finance Corporation Ltd.	56,589	1,190,063
LIC Housing Finance Ltd.	11,981	83,694
		1,308,642
Tires & Rubber—0.1%
Bridgestone Corp.	21,000	840,909
Cheng Shin Rubber Industry Company Ltd.	65,550	150,468
Cie Generale des Etablissements Michelin	7,088	704,046
Hankook Tire Company Ltd.	2,917	119,020
Nokian Renkaat Oyj	3,864	115,020
Pirelli & C. S.p.A.	8,788	145,296
Sumitomo Rubber Industries Ltd.	6,400	117,983
The Yokohama Rubber Company Ltd.	7,000	72,162
		2,264,904
Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	79,709
British American Tobacco PLC	69,175	3,584,818
Gudang Garam Tbk PT	18,500	72,131
Imperial Tobacco Group PLC	34,916	1,532,771
ITC Ltd.	88,390	459,008
Japan Tobacco Inc.	41,200	1,302,641
KT&G Corp.	4,116	329,072
Souza Cruz S.A.	17,900	142,255
Swedish Match AB	8,173	239,976
		7,742,381
Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	83,093
Ashtead Group PLC	19,688	315,986
Barloworld Ltd.	7,965	60,841
Brenntag AG	5,958	355,544
Bunzl PLC	12,822	347,881
Daewoo International Corp.	2,030	48,473
Finning International Inc.	6,330	117,754
ITOCHU Corp.	54,200	586,594
Marubeni Corp.	52,900	305,866
Mitsubishi Corp.	49,400	992,718
Mitsui & Company Ltd.	57,200	766,096
Noble Group Ltd.	208,000	139,392
Rexel S.A.	8,008	150,821
Samsung C&T Corp.	4,588	245,276
SK Networks Company Ltd.	6,600	48,439

Sumitomo Corp.	33,700	359,642
Toyota Tsusho Corp.	8,800	232,846
Travis Perkins PLC	10,064	290,794
Wolseley PLC	8,002	473,305
		5,921,361
Trucking—0.0% *
ComfortDelGro Corporation Ltd.	50,000	105,381
DSV A/S	7,775	241,382
Localiza Rent a Car S.A.	5,145	58,435
Nippon Express Company Ltd.	32,000	178,809
		584,007
Water Utilities—0.0% *
Aguas Andinas S.A., Class A	77,578	45,794
Beijing Enterprises Water Group Ltd.	130,000	88,731
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	74,805
Guangdong Investment Ltd.	92,000	121,115
Severn Trent PLC	9,568	291,873
United Utilities Group PLC	27,581	381,653
		1,003,971
Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	282,698
America Movil SAB de C.V., Class L	1,173,600	1,202,547
Axiata Group Bhd	97,600	186,455
Bharti Airtel Ltd.	24,134	151,811
China Mobile Ltd.	226,000	2,939,347
DiGi.Com Bhd	145,400	247,156
ENTEL Chile S.A.	4,152	42,233
Far EasTone Telecommunications Company Ltd.	58,000	139,922
Global Telecom Holding SAE	98,792	42,807	(a)
Globe Telecom Inc.	1,235	55,545
Idea Cellular Ltd.	24,304	71,113
KDDI Corp.	65,100	1,470,896
Maxis Bhd	88,900	172,309
MegaFon OAO GDR	7,188	114,391
Millicom International Cellular S.A.	2,635	190,271
Mobile Telesystems OJSC ADR	12,056	121,766
MTN Group Ltd.	58,591	988,716
NTT DOCOMO Inc.	53,900	942,036
Philippine Long Distance Telephone Co.	3,770	239,820
Reliance Communications Ltd.	20,483	19,337	(a)
Rogers Communications Inc., Class B	14,390	481,750
Sistema JSFC GDR	8,110	60,014
SK Telecom Company Ltd.	353	86,861
SoftBank Corp.	34,600	2,015,251
StarHub Ltd.	26,000	82,465
Taiwan Mobile Company Ltd.	62,000	216,761
Tele2 AB, Class B	11,746	140,298
Tim Participacoes S.A.	31,600	105,198
Turkcell Iletisim Hizmetleri AS	31,681	162,641	(a)
Vodacom Group Ltd.	15,462	169,067
Vodafone Group PLC	981,547	3,214,323
Vodafone Qatar QSC	12,767	61,846
		16,417,651
Total Common Stock (Cost $625,925,974)		668,368,677

Preferred Stock—0.3%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	152,964
Hyundai Motor Co.	1,448	148,413
Hyundai Motor Co.	666	66,442
Porsche Automobil Holding SE	6,450	630,903
Volkswagen AG	5,638	1,493,472
		2,492,194
Commodity Chemicals—0.0% *
Braskem S.A., Class A	6,100	20,994
Fuchs Petrolub AG	2,446	97,449
LG Chem Ltd.	274	37,436
		155,879
Construction Materials—0.0% *
Grupo Argos S.A.	3,447	22,478
Diversified Banks—0.1%
Banco Bradesco S.A.	95,304	884,725
Banco Davivienda S.A.	2,995	29,169
Banco do Estado do Rio Grande do Sul S.A., Class B	6,900	23,748
Bancolombia S.A.	12,485	122,076
Grupo Aval Acciones y Valores	128,800	57,763
Itau Unibanco Holding S.A.	99,627	1,100,663
Itausa—Investimentos Itau S.A.	140,224	437,857
		2,656,001
Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A., Class B	8,100	17,233
Cia Energetica de Minas Gerais	28,508	114,350
Cia Paranaense de Energia, Class B	3,900	41,061
		172,644
Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	60,230
General Merchandise Stores—0.0% *
Lojas Americanas S.A.	19,625	101,008
Household Products—0.1%
Henkel AG & Company KGaA	7,042	826,201
Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao	4,800	143,800
Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.	133,600	406,723
Integrated Telecommunication Services—0.0% *
Oi S.A.	10,700	17,175	(a)
Telefonica Brasil S.A.	11,900	184,228
		201,403
Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	39,010
Paper Products—0.0% *
Suzano Papel e Celulose S.A., Class A	9,200	42,573
Renewable Electricity—0.0% *
AES Tiete S.A.	3,800	20,450
Cia Energetica de Sao Paulo	5,900	43,676
		64,126
Semiconductors—0.0% *
Samsung Electronics Company Ltd.	746	740,746
Soft Drinks—0.0% *
Embotelladora Andina S.A., Class B	7,865	20,319
Steel—0.0% *
Bradespar S.A.	8,400	27,833

Gerdau S.A.	34,600	109,989
Metalurgica Gerdau S.A.	10,200	34,499
Usinas Siderurgicas de Minas Gerais S.A., Class A	14,200	22,081	(a)
Vale S.A.	75,000	362,551
		556,953

Total Preferred Stock (Cost $12,338,291)		8,702,288

Rights—0.0% *
Computer & Electronics Retail—0.0% *
Groupe Fnac	1	—	(**,a)
Diversified Banks—0.0% *
Banco Bilbao Vizcaya Argentaria S.A.	234,496	33,748	(a)
Banco de Sabadell S.A.	134,678	34,136	(a)
		67,884
Integrated Telecommunication Services—0.0% *
Telefonica S.A.	150,210	24,199	(a)
Life & Health Insurance—0.0% *
Discovery Ltd.	968	2,451	(a,d)

Total Rights (Cost $33,203)		94,534

Total Foreign Equity (Cost $638,297,468)		677,165,499

Bonds and Notes—28.5%		Principal Amount	Fair Value
U.S. Treasuries—10.0%
U.S. Treasury Bonds
2.50%	02/15/45	$1,100,000	1,089,859
2.75%	11/15/42	650,000	675,543
3.00%	05/15/42 - 11/15/44	13,500,000	14,736,240
3.13%	08/15/44	2,000,000	2,240,782
3.38%	05/15/44	2,900,000	3,397,304
3.63%	08/15/43 - 02/15/44	1,740,000	2,127,206
3.75%	11/15/43	600,000	749,531
4.38%	11/15/39	4,100,000	5,522,827
4.50%	02/15/36	3,200,000	4,359,251
4.63%	02/15/40	500,000	697,930
5.25%	02/15/29	200,000	273,578
5.38%	02/15/31	2,150,000	3,055,017
5.50%	08/15/28	2,750,000	3,824,219
6.38%	08/15/27	200,000	294,109
7.63%	02/15/25	200,000	304,047
7.88%	02/15/21	2,000,000	2,717,032
8.75%	05/15/20	3,000,000	4,095,000
9.00%	11/15/18	3,000,000	3,852,186
U.S. Treasury Notes
0.50%	06/30/16	10,000,000	10,016,410
0.63%	10/15/16 - 04/30/18	30,000,000	29,981,410
0.75%	12/31/17 - 03/31/18	6,000,000	5,983,594
0.88%	12/31/16 - 01/31/18	23,250,000	23,368,102
1.00%	03/15/18 - 06/30/19	4,300,000	4,266,892
1.13%	12/31/19 - 03/31/20	16,800,000	16,630,135
1.25%	10/31/18 - 02/29/20	15,500,000	15,502,893
1.38%	07/31/18 - 03/31/20	8,500,000	8,534,259
1.50%	07/31/16 - 01/31/22	27,000,000	27,280,498
1.63%	04/30/19 - 11/15/22	12,500,000	12,607,264

1.75%	10/31/20 - 05/15/22	3,100,000	3,123,945
2.00%	07/31/20 - 02/15/25	8,800,000	8,956,560
2.13%	08/31/20 - 12/31/21	5,400,000	5,565,366
2.25%	03/31/21 - 11/15/24	6,000,000	6,176,344
2.38%	12/31/20 - 08/15/24	7,500,000	7,816,405
2.50%	08/15/23 - 05/15/24	3,500,000	3,677,618
2.75%	11/15/23 - 02/15/24	4,300,000	4,609,642
3.13%	05/15/19	5,300,000	5,701,639
3.25%	12/31/16	3,000,000	3,143,907
3.63%	02/15/21	700,000	781,375
4.50%	05/15/17	16,500,000	17,856,102
			275,592,021
U.S. Government Sponsored Agency—0.0% *
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,018,793
Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	607,924
2.60%	10/25/23	144,388	149,360
2.79%	10/25/20	68,711	71,469
2.87%	12/25/21	800,000	836,658
3.06%	07/25/23	600,000	631,809	(f)
3.30%	04/25/23	100,000	107,263	(f)
3.39%	03/25/24	200,000	215,247
3.40%	07/25/19	189,854	199,115
3.41%	05/25/19	277,183	290,759
3.49%	01/25/24	300,000	325,352
3.53%	07/25/23	800,000	870,348	(f)
3.97%	01/25/21	200,000	221,210	(f)
4.25%	01/25/20	100,000	110,731
5.09%	03/25/19	100,000	112,812
Federal National Mortgage Assoc.
2.68%	05/25/21	100,000	103,544	(f)
			4,853,601
Agency Mortgage Backed—8.9%
Federal Home Loan Mortgage Corp.
0.88%	10/14/16 - 03/07/18	5,000,000	5,013,595
1.25%	10/02/19	1,500,000	1,487,504
1.38%	05/01/20	1,500,000	1,489,266
1.75%	06/01/43	441,036	453,524	(f)
2.38%	01/13/22	2,100,000	2,171,604
2.47%	05/01/43	1,007,325	1,030,015	(f)
2.50%	07/01/28 - 01/01/30	4,062,366	4,170,132
2.51%	11/25/22	300,000	305,653
2.51%	08/01/43	370,616	379,382	(f)
3.00%	05/01/33 - 06/01/43	9,712,669	9,939,387
3.50%	10/01/42 - 01/01/45	4,293,890	4,509,509
4.00%	06/01/44	2,395,125	2,581,111
5.00%	12/01/22 - 06/01/41	4,819,007	5,334,936
5.50%	01/01/38 - 04/01/39	847,938	968,509
6.00%	06/01/37 - 11/01/37	826,843	945,878
6.25%	07/15/32	1,000,000	1,483,517
2.50%	TBA	1,350,000	1,366,231	(g)
3.00%	TBA	3,950,000	4,130,398	(g)
3.50%	TBA	7,330,000	7,688,886	(g)
4.00%	TBA	10,442,000	11,135,423	(g)
4.50%	TBA	1,200,000	1,306,781	(g)

Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,898,234
1.91%	04/01/43	662,725	687,477	(f)
2.50%	02/01/28 - 09/01/28	5,796,643	5,965,110
3.00%	01/01/28 - 10/01/43	22,658,020	23,422,355
3.50%	02/01/45	3,464,252	3,642,173
4.00%	10/01/41 - 12/01/44	5,867,887	6,323,734
4.50%	10/01/40 - 01/01/42	16,435,824	18,008,650
5.00%	12/01/39 - 06/01/41	7,534,644	8,484,812
5.50%	12/01/35 - 04/01/38	5,734,726	6,486,308
6.00%	03/01/34 - 08/01/37	4,299,597	4,929,135
6.63%	11/15/30	100,000	150,509
2.50%	TBA	1,384,000	1,403,698	(g)
3.00%	TBA	400,000	419,313	(g)
3.50%	TBA	22,375,000	23,571,398	(g)
4.00%	TBA	15,229,000	16,254,322	(g)
4.50%	TBA	1,074,000	1,130,858	(g)
Government National Mortgage Assoc.
3.00%	10/15/42	5,778,945	5,969,194
3.50%	10/20/42	14,655,502	15,464,565
4.00%	12/20/40 - 11/20/44	10,616,920	11,408,590
4.50%	05/20/40	4,910,136	5,369,093
5.00%	08/15/41	5,000,001	5,592,742
3.00%	TBA	2,900,000	2,986,036	(g)
3.50%	TBA	500,000	526,113	(g)
4.00%	TBA	650,000	692,529	(g)
			243,678,189
Asset Backed—0.2%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,026,570
Capital Auto Receivables Asset Trust 2013-4
1.09%	03/20/18	400,000	400,020
Chase Issuance Trust 2014-A1
1.15%	01/15/19	1,000,000	1,004,354
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,107,932
Discover Card Execution Note Trust 2014-A3
1.22%	10/15/19	400,000	401,447
			3,940,323
Corporate Notes—8.1%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	780,780
Abbey National Treasury Services PLC
2.38%	03/16/20	250,000	251,783
3.05%	08/23/18	250,000	260,421
Abbott Laboratories
2.55%	03/15/22	430,000	431,767
AbbVie Inc.
4.40%	11/06/42	250,000	257,354
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	249,657
Actavis Funding SCS
4.75%	03/15/45	125,000	132,857
Actavis Inc.
3.25%	10/01/22	500,000	499,530
Adobe Systems Inc.
3.25%	02/01/25	70,000	70,752

Aetna Inc.
1.50%	11/15/17	713,000	716,458
2.75%	11/15/22	500,000	500,690
Aflac Inc.
2.65%	02/15/17	250,000	257,719
3.63%	11/15/24	250,000	262,011
Agrium Inc.
6.75%	01/15/19	1,000,000	1,164,584
Air Lease Corp.
3.88%	04/01/21	200,000	206,000
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	201,410	(e)
Altria Group Inc.
4.25%	08/09/42	413,000	417,103
5.38%	01/31/44	70,000	81,866
Amazon.com Inc.
1.20%	11/29/17	373,000	373,062
4.80%	12/05/34	250,000	274,168
America Movil SAB de C.V.
2.38%	09/08/16	500,000	508,195
3.13%	07/16/22	750,000	762,825
American Express Co.
3.63%	12/05/24	250,000	256,741
7.00%	03/19/18	1,000,000	1,155,320
American Honda Finance Corp.
1.20%	07/14/17	250,000	250,648
2.15%	03/13/20	200,000	201,817
American International Group Inc.
4.88%	06/01/22	500,000	568,227
8.18%	05/15/68	250,000	354,513	(f)
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	495,619
Amgen Inc.
5.38%	05/15/43	567,000	676,467
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	538,149
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	529,348
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	880,024
7.75%	01/15/19	500,000	605,093
Anthem Inc.
1.88%	01/15/18	602,000	605,347
3.30%	01/15/23	500,000	507,912
3.70%	08/15/21	237,000	250,599
Aon PLC
4.25%	12/12/42	250,000	248,443
Apache Corp.
5.10%	09/01/40	250,000	267,692
Apple Inc.
1.00%	05/03/18	250,000	248,541
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	384,466
Arizona Public Service Co.
6.25%	08/01/16	273,000	292,720
Arrow Electronics Inc.
3.00%	03/01/18	250,000	256,488
4.00%	04/01/25	40,000	40,242

AstraZeneca PLC
6.45%	09/15/37	250,000	343,904
AT&T Inc.
2.95%	05/15/16	844,000	862,476
4.35%	06/15/45	750,000	717,359
5.55%	08/15/41	454,000	510,585
Autodesk Inc.
1.95%	12/15/17	888,000	888,707
AXA S.A.
8.60%	12/15/30	100,000	139,500
Baidu Inc.
3.25%	08/06/18	205,000	212,357
Bank of America Corp.
4.00%	04/01/24	350,000	372,301
4.13%	01/22/24	500,000	535,418
5.42%	03/15/17	800,000	854,473
5.70%	01/24/22	1,071,000	1,252,255
5.75%	12/01/17	1,360,000	1,496,476
6.11%	01/29/37	250,000	304,423
Bank of Montreal
1.45%	04/09/18	500,000	499,651
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,056,874
Barrick Gold Corp.
6.95%	04/01/19	750,000	875,507
Baxter International Inc.
1.85%	06/15/18	500,000	503,344
BB&T Corp.
2.05%	06/19/18	350,000	354,822
2.15%	03/22/17	500,000	509,103
Becton Dickinson and Co.
3.73%	12/15/24	50,000	52,330
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	155,907
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	651,758
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	958,183
3.00%	05/15/22	500,000	520,015
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	331,781
BNP Paribas S.A.
2.38%	09/14/17	750,000	764,494
2.40%	12/12/18	250,000	254,927
Boeing Capital Corp.
4.70%	10/27/19	250,000	281,420
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	264,133
Boston Scientific Corp.
2.65%	10/01/18	500,000	505,503
4.13%	10/01/23	100,000	105,916
BP Capital Markets PLC
2.25%	11/01/16	500,000	509,462
2.32%	02/13/20	250,000	252,098
2.50%	11/06/22	500,000	487,159
2.52%	01/15/20	115,000	116,968
3.06%	03/17/22	210,000	213,639

BPCE S.A.
4.00%	04/15/24	250,000	267,018
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	482,739
British Telecommunications PLC
9.63%	12/15/30	250,000	412,318
Buckeye Partners LP
4.15%	07/01/23	250,000	247,251
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	624,970
Canadian National Railway Co.
2.95%	11/21/24	305,000	313,082
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	250,202
3.90%	02/01/25	250,000	252,404
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	249,375
Capital One Bank USA
2.30%	06/05/19	250,000	250,474
Cardinal Health Inc.
3.20%	03/15/23	500,000	509,881
CareFusion Corp.
3.30%	03/01/23	250,000	252,632
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	612,419
3.25%	12/01/24	350,000	362,356
Caterpillar Inc.
1.50%	06/26/17	573,000	579,290
Catholic Health Initiatives
1.60%	11/01/17	175,000	175,512
CBS Corp.
3.38%	03/01/22	250,000	254,344
Celgene Corp.
5.25%	08/15/43	220,000	254,910
Cenovus Energy Inc.
3.80%	09/15/23	250,000	248,226
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	285,942
CF Industries Inc.
3.45%	06/01/23	250,000	252,311
5.38%	03/15/44	200,000	224,712
Chevron Corp.
1.72%	06/24/18	750,000	759,505
2.19%	11/15/19	55,000	56,148
2.41%	03/03/22	145,000	145,272
2.43%	06/24/20	75,000	76,866
Cigna Corp.
2.75%	11/15/16	250,000	257,630
5.38%	02/15/42	250,000	309,507
Cisco Systems Inc.
2.90%	03/04/21	125,000	131,586
5.90%	02/15/39	500,000	642,576
Citigroup Inc.
1.30%	11/15/16	500,000	500,800
3.88%	03/26/25	250,000	250,939
4.30%	11/20/26	200,000	206,858
5.38%	08/09/20	1,000,000	1,144,142
5.88%	01/30/42	272,000	347,030
6.13%	08/25/36	347,000	420,217

CME Group Inc.
3.00%	03/15/25	250,000	252,539
CNA Financial Corp.
5.88%	08/15/20	781,000	903,289
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	263,722
Comcast Corp.
4.25%	01/15/33	1,000,000	1,072,706
5.15%	03/01/20	500,000	574,664
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	353,958
Commonwealth Edison Co.
3.10%	11/01/24	150,000	154,782
4.60%	08/15/43	250,000	290,835
4.70%	01/15/44	175,000	208,312
ConocoPhillips
6.50%	02/01/39	500,000	674,496
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	367,755
3.95%	03/01/43	250,000	258,012
Continental Resources Inc.
4.50%	04/15/23	250,000	242,633
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%	01/14/19	250,000	254,295
3.95%	11/09/22	500,000	517,601
4.63%	12/01/23	250,000	270,263
Corp Andina de Fomento
4.38%	06/15/22	250,000	273,000
Costco Wholesale Corp.
2.25%	02/15/22	85,000	84,807
COX Communications Inc.
4.70%	12/15/42	218,000	222,125	(e)
Credit Suisse
2.30%	05/28/19	350,000	353,570
3.63%	09/09/24	250,000	258,392
5.30%	08/13/19	500,000	564,837
Crown Castle Towers LLC
6.11%	01/15/40	326,000	371,894	(e)
CSX Corp.
4.10%	03/15/44	318,000	331,194
CVS Health Corp.
2.25%	12/05/18	500,000	511,213
2.75%	12/01/22	500,000	502,362
3.38%	08/12/24	250,000	259,251
Deere & Co.
3.90%	06/09/42	471,000	490,265
Delphi Corp.
4.15%	03/15/24	150,000	159,461
DENTSPLY International Inc.
2.75%	08/15/16	725,000	738,948
4.13%	08/15/21	250,000	266,080
Deutsche Bank AG
4.30%	05/24/28	250,000	246,565	(f)
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	382,162
Devon Energy Corp.
2.25%	12/15/18	500,000	504,784
3.25%	05/15/22	500,000	505,091

Diageo Capital PLC
1.50%	05/11/17	500,000	504,678
Diageo Investment Corp.
2.88%	05/11/22	500,000	509,528
DIRECTV Holdings LLC
5.15%	03/15/42	250,000	261,268
Discover Bank
4.20%	08/08/23	350,000	370,190
Discovery Communications LLC
3.25%	04/01/23	325,000	323,658
3.45%	03/15/25	135,000	134,891
Dominion Resources Inc.
1.95%	08/15/16	667,000	674,921
DTE Electric Co.
3.70%	03/15/45	145,000	147,953
DTE Energy Co.
3.85%	12/01/23	250,000	266,797
Duke Energy Corp.
1.63%	08/15/17	884,000	893,550
3.05%	08/15/22	2,139,000	2,203,882
Eastman Chemical Co.
2.40%	06/01/17	500,000	510,485
Eaton Corp.
1.50%	11/02/17	500,000	501,900
eBay Inc.
1.35%	07/15/17	619,000	618,257
Ecolab Inc.
1.45%	12/08/17	750,000	749,818
Ecopetrol S.A.
4.13%	01/16/25	250,000	239,345
7.63%	07/23/19	345,000	405,030
Eli Lilly & Co.
2.75%	06/01/25	45,000	45,199
4.65%	06/15/44	100,000	116,150
EMC Corp.
1.88%	06/01/18	500,000	505,845
Emerson Electric Co.
2.63%	02/15/23	500,000	501,572
Enbridge Inc.
3.50%	06/10/24	65,000	63,849
Encana Corp.
3.90%	11/15/21	500,000	523,245
Energy Transfer Partners LP
6.50%	02/01/42	250,000	289,997
6.70%	07/01/18	701,000	796,070
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	166,319
Entergy Louisiana LLC
4.05%	09/01/23	250,000	274,640
Enterprise Products Operating LLC
3.90%	02/15/24	175,000	183,090
4.45%	02/15/43	442,000	448,772
EOG Resources Inc.
2.45%	04/01/20	175,000	177,753
3.15%	04/01/25	80,000	81,588
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	250,535

European Bank for Reconstruction & Development
1.00%	02/16/17	500,000	503,897
European Investment Bank
1.00%	08/17/17	1,000,000	1,004,802
4.88%	01/17/17	2,040,000	2,191,574
Eversource Energy
1.45%	05/01/18	250,000	248,272
3.15%	01/15/25	125,000	126,240
Exelon Generation Company LLC
2.95%	01/15/20	250,000	254,218
Export-Import Bank of Korea
2.38%	08/12/19	500,000	508,093
Express Scripts Holding Co.
3.13%	05/15/16	500,000	512,165
4.75%	11/15/21	474,000	533,301
Exxon Mobil Corp.
2.71%	03/06/25	250,000	252,548
3.18%	03/15/24	250,000	263,148
FedEx Corp.
2.70%	04/15/23	200,000	197,447
Fifth Third BanCorp
4.50%	06/01/18	500,000	534,782
Fifth Third Bank
2.88%	10/01/21	230,000	233,119
Florida Power & Light Co.
4.13%	02/01/42	500,000	554,211
Ford Motor Co.
4.75%	01/15/43	800,000	874,698
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	250,025
2.60%	11/04/19	250,000	253,296
3.22%	01/09/22	250,000	255,266
Freeport-McMoRan Inc.
5.40%	11/14/34	200,000	182,857
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc.
6.63%	05/01/21	276,000	291,180
General Electric Capital Corp.
5.50%	01/08/20	1,000,000	1,157,902	(c)
6.75%	03/15/32	1,250,000	1,728,936	(c)
General Electric Co.
5.25%	12/06/17	1,000,000	1,103,884	(c)
General Mills Inc.
3.65%	02/15/24	250,000	262,457
Georgia Power Co.
4.30%	03/15/42	472,000	510,873
Gilead Sciences Inc.
3.70%	04/01/24	500,000	533,902
4.80%	04/01/44	250,000	288,098
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,010,249
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	799,529	(e)
Google Inc.
3.38%	02/25/24	225,000	238,858
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,122,854
Halliburton Co.
3.50%	08/01/23	900,000	934,707

HCP Inc. (REIT)
2.63%	02/01/20	500,000	501,265
Healthcare REIT Inc.
2.25%	03/15/18	500,000	506,793
5.13%	03/15/43	250,000	282,234
Hess Corp.
8.13%	02/15/19	500,000	600,323
Hewlett-Packard Co.
6.00%	09/15/41	262,000	291,588
Honeywell International Inc.
3.35%	12/01/23	450,000	475,303
Hospitality Properties Trust
4.65%	03/15/24	250,000	259,094
HSBC Bank USA
5.88%	11/01/34	500,000	629,660
HSBC Finance Corp.
6.68%	01/15/21	250,000	296,858
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,142,069
HSBC USA Inc.
2.38%	11/13/19	350,000	353,110
Husky Energy Inc.
4.00%	04/15/24	100,000	101,302
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	265,160
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	770,185
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	213,544
Intel Corp.
1.35%	12/15/17	872,000	876,396
4.25%	12/15/42	186,000	193,787
Inter-American Development Bank
1.00%	07/14/17	500,000	502,424
1.38%	10/18/16	1,500,000	1,516,845
International Bank for Reconstruction & Development
2.25%	06/24/21	1,000,000	1,025,641
International Business Machines Corp.
4.00%	06/20/42	500,000	502,596
International Finance Corp.
1.25%	07/16/18	500,000	502,215
International Paper Co.
3.65%	06/15/24	500,000	509,788
Interstate Power & Light Co.
3.25%	12/01/24	350,000	359,830
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	210,938
Invesco Finance PLC
3.13%	11/30/22	500,000	505,126
Jabil Circuit Inc.
4.70%	09/15/22	223,000	230,805
Jefferies Group LLC
5.13%	01/20/23	250,000	259,501
John Deere Capital Corp.
1.95%	12/13/18	500,000	508,991
Johnson & Johnson
2.45%	12/05/21	350,000	363,958
4.38%	12/05/33	250,000	286,551

Johnson Controls Inc.
3.63%	07/02/24	80,000	82,896
JPMorgan Chase & Co.
1.70%	03/01/18	200,000	200,804
2.25%	01/23/20	250,000	250,536
3.13%	01/23/25	250,000	250,733
3.25%	09/23/22	436,000	445,901
3.38%	05/01/23	250,000	251,682
4.50%	01/24/22	703,000	777,054
6.30%	04/23/19	1,000,000	1,161,636
6.40%	05/15/38	500,000	670,811
Kellogg Co.
7.45%	04/01/31	150,000	202,366
KeyCorp
2.30%	12/13/18	170,000	172,733
KFW
0.50%	07/15/16	1,000,000	1,000,380
2.00%	10/04/22	1,500,000	1,517,140
4.50%	07/16/18	1,567,000	1,735,921
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	222,309
2.65%	03/01/25	55,000	55,098
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	741,142
5.00%	08/15/42	442,000	429,249
Kinder Morgan Inc.
4.30%	06/01/25	115,000	118,041
5.05%	02/15/46	150,000	149,800
5.30%	12/01/34	300,000	309,924
Kinross Gold Corp.
6.88%	09/01/41	250,000	225,197
KLA-Tencor Corp.
4.65%	11/01/24	215,000	225,800
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	523,041
Kraft Foods Group Inc.
5.00%	06/04/42	500,000	553,312
L-3 Communications Corp.
5.20%	10/15/19	500,000	555,341
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	211,171
Lam Research Corp.
3.80%	03/15/25	115,000	115,658
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	500,485
Lincoln National Corp.
4.20%	03/15/22	317,000	342,626
Lloyds Bank PLC
2.40%	03/17/20	250,000	252,368
Lockheed Martin Corp.
3.60%	03/01/35	55,000	54,972
4.25%	11/15/19	500,000	549,172
Loews Corp.
2.63%	05/15/23	400,000	390,560
Lorillard Tobacco Co.
3.75%	05/20/23	250,000	254,541
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	786,024

LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	293,888
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	533,715
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	268,561
McDonald’s Corp.
1.88%	05/29/19	500,000	505,358
3.70%	02/15/42	250,000	247,538
Medtronic Inc.
3.63%	03/15/24	200,000	212,349
4.50%	03/15/42	250,000	273,370
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	397,737
Merck & Company Inc.
2.40%	09/15/22	878,000	875,960
2.75%	02/10/25	70,000	69,943
MetLife Inc.
1.76%	12/15/17	500,000	506,646
4.13%	08/13/42	250,000	259,470
6.50%	12/15/32	250,000	336,805
Microsoft Corp.
0.88%	11/15/17	1,000,000	997,209
3.50%	02/12/35	65,000	64,829
3.75%	05/01/43	300,000	302,659
Monsanto Co.
4.20%	07/15/34	70,000	75,015
Moody’s Corp.
4.88%	02/15/24	250,000	278,412
Morgan Stanley
2.38%	07/23/19	350,000	352,611
4.10%	05/22/23	250,000	260,178
4.35%	09/08/26	250,000	262,066
4.75%	03/22/17	639,000	680,275
4.88%	11/01/22	250,000	273,041
5.50%	07/28/21	898,000	1,041,739
6.63%	04/01/18	433,000	492,473
Motorola Solutions Inc.
3.50%	09/01/21	250,000	256,262
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	247,170
Murphy Oil Corp.
3.70%	12/01/22	500,000	462,091
Mylan Inc.
1.80%	06/24/16	250,000	252,011
National Australia Bank Ltd.
2.30%	07/25/18	500,000	510,987
NBCUniversal Media LLC
5.15%	04/30/20	750,000	860,771
NetApp Inc.
3.38%	06/15/21	210,000	214,242
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	502,734
Newmont Mining Corp.
3.50%	03/15/22	250,000	242,791
Nexen Energy ULC
6.40%	05/15/37	500,000	633,109

Nisource Finance Corp.
3.85%	02/15/23	574,000	605,800
Noble Energy Inc.
8.25%	03/01/19	500,000	598,163
Nomura Holdings Inc.
2.00%	09/13/16	500,000	504,696
Norfolk Southern Corp.
4.80%	08/15/43	250,000	288,088
Northrop Grumman Corp.
1.75%	06/01/18	750,000	752,203
Novartis Capital Corp.
2.40%	09/21/22	552,000	555,412
NTPC Ltd.
8.91%	03/25/25	554,012	8,997	(d)
NYSE Holdings LLC
2.00%	10/05/17	500,000	506,993
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	499,388
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	196,460	(e)
Omnicom Group Inc.
3.63%	05/01/22	500,000	524,343
ONEOK Partners LP
6.13%	02/01/41	312,000	319,611
Oracle Corp.
1.20%	10/15/17	1,000,000	1,003,252
2.25%	10/08/19	250,000	254,938
3.63%	07/15/23	125,000	134,392
4.30%	07/08/34	500,000	542,532
Orange S.A.
9.00%	03/01/31	250,000	385,922
Owens Corning
4.20%	12/15/22	250,000	260,889
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	798,254
PacifiCorp
6.25%	10/15/37	153,000	210,298
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	381,463
Pentair Finance S.A.
3.15%	09/15/22	500,000	496,084
PepsiCo Inc.
2.75%	03/01/23	250,000	252,674
7.90%	11/01/18	1,000,000	1,212,128
Petrobras Global Finance BV
3.50%	02/06/17	1,183,000	1,107,111
4.38%	05/20/23	500,000	427,550
6.75%	01/27/41	250,000	221,340
Petroleos Mexicanos
3.50%	07/18/18	500,000	520,000
4.50%	01/23/26	100,000	101,900	(e)
5.50%	01/21/21 - 06/27/44	679,000	729,316
6.38%	01/23/45	250,000	279,500
6.50%	06/02/41	167,000	189,128
Pfizer Inc.
4.30%	06/15/43	350,000	377,983
6.20%	03/15/19	1,000,000	1,169,941

Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,025,157
3.88%	08/21/42	442,000	435,134
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	515,058
PNC Bank NA
2.25%	07/02/19	500,000	506,922
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,023,768
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	263,364
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	518,420
Pride International Inc.
6.88%	08/15/20	450,000	512,471
Principal Financial Group Inc.
1.85%	11/15/17	250,000	252,171
ProLogis LP (REIT)
4.25%	08/15/23	250,000	268,816
Prudential Financial Inc.
5.63%	05/12/41	225,000	267,581
7.38%	06/15/19	350,000	423,804
Public Service Company of Colorado
3.95%	03/15/43	250,000	271,432
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	251,580
2.38%	05/15/23	500,000	491,125
3.05%	11/15/24	250,000	257,374
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	150,004
4.25%	04/01/24	250,000	266,552
Qwest Corp.
6.75%	12/01/21	500,000	573,125
Raytheon Co.
3.15%	12/15/24	90,000	93,437
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	546,392
Republic Services Inc.
3.20%	03/15/25	250,000	251,072
5.50%	09/15/19	500,000	566,861
Reynolds American Inc.
3.25%	11/01/22	500,000	497,527
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	845,472
Rogers Communications Inc.
3.00%	03/15/23	250,000	248,786
Rowan Companies Inc.
5.40%	12/01/42	250,000	205,053
Royal Bank of Canada
1.20%	09/19/17	500,000	500,252
2.15%	03/06/20	250,000	251,725
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	578,759
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	537,570
Sanofi
1.25%	04/10/18	500,000	500,681

Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	257,939
Seagate HDD Cayman
3.75%	11/15/18	125,000	130,272
4.75%	06/01/23	250,000	262,759
Sempra Energy
4.05%	12/01/23	250,000	270,987
Shell International Finance BV
2.00%	11/15/18	225,000	229,145
4.38%	03/25/20	1,000,000	1,118,758
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	613,686
Southern California Edison Co.
3.60%	02/01/45	825,000	828,216
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	235,270
Spectra Energy Partners LP
3.50%	03/15/25	250,000	251,245
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	254,100
State Street Corp.
3.30%	12/16/24	95,000	98,766	(b)
3.70%	11/20/23	275,000	295,600	(b)
Statoil ASA
2.45%	01/17/23	750,000	737,983
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	253,057
2.50%	07/19/18	500,000	511,014
Suncor Energy Inc.
6.85%	06/01/39	250,000	329,361
SunTrust Banks Inc.
2.35%	11/01/18	350,000	355,439
Svensk Exportkredit AB
0.63%	05/31/16	500,000	500,725
Talisman Energy Inc.
5.50%	05/15/42	250,000	247,608
Target Corp.
4.00%	07/01/42	500,000	529,723
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	254,184
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	996,773
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,156,559
The Allstate Corp.
5.75%	08/15/53	250,000	272,188	(f)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	508,009
3.00%	02/24/25	105,000	106,525
The Bank of Nova Scotia
2.05%	10/30/18	250,000	253,459
The Boeing Co.
0.95%	05/15/18	325,000	322,293
3.30%	03/01/35	65,000	64,591
The Charles Schwab Corp.
2.20%	07/25/18	200,000	203,706
The Chubb Corp.
6.38%	03/29/67	250,000	265,000	(f)

The Clorox Co.
3.50%	12/15/24	250,000	254,448
The Coca-Cola Co.
1.15%	04/01/18	250,000	249,972
2.45%	11/01/20	500,000	514,847
The Dow Chemical Co.
3.00%	11/15/22	437,000	440,769
4.38%	11/15/42	437,000	438,481
The Goldman Sachs Group Inc.
3.85%	07/08/24	250,000	261,643
5.75%	01/24/22	500,000	583,679
6.25%	02/01/41	350,000	456,217
6.75%	10/01/37	700,000	919,137
The Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	532,428
The Home Depot Inc.
4.20%	04/01/43	250,000	273,120
4.40%	04/01/21	500,000	565,121
The Kroger Co.
3.85%	08/01/23	500,000	532,871
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,118,555
The Progressive Corp.
4.35%	04/25/44	100,000	110,593
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	436,648
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	254,021
2.63%	09/10/18	250,000	258,290
The Travelers Companies Inc.
5.35%	11/01/40	250,000	314,051
The Western Union Co.
2.88%	12/10/17	500,000	516,809
The Williams Companies Inc.
4.55%	06/24/24	45,000	43,583
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	82,029
4.15%	02/01/24	25,000	26,993
Thomson Reuters Corp.
4.50%	05/23/43	150,000	153,387
Time Warner Cable Inc.
4.50%	09/15/42	500,000	512,882
6.75%	07/01/18	788,000	905,395
Time Warner Inc.
6.10%	07/15/40	650,000	821,175
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,011,218
2.75%	06/19/21	250,000	255,729
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,003,410
TransAlta Corp.
4.50%	11/15/22	873,000	860,298
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	504,133
Transocean Inc.
3.80%	10/15/22	438,000	319,603
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	81,507

Tyson Foods Inc.
2.65%	08/15/19	250,000	255,987
4.88%	08/15/34	70,000	78,916
UBS AG
5.75%	04/25/18	1,000,000	1,118,588
Unilever Capital Corp.
2.20%	03/06/19	400,000	408,597
Union Pacific Corp.
4.75%	12/15/43	250,000	291,418
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	244,225	260,711
United Parcel Service Inc.
2.45%	10/01/22	875,000	881,020
United Technologies Corp.
1.80%	06/01/17	472,000	480,689
4.50%	06/01/42	458,000	507,986
UnitedHealth Group Inc.
1.40%	10/15/17	437,000	441,248
6.88%	02/15/38	250,000	359,960
Vale Overseas Ltd.
6.88%	11/10/39	750,000	724,485
Valero Energy Corp.
6.63%	06/15/37	500,000	617,153
Ventas Realty LP / Ventas Capital Corp.
2.00%	02/15/18	500,000	504,811
Verizon Communications Inc.
2.00%	11/01/16	350,000	355,111
3.85%	11/01/42	686,000	623,173
4.40%	11/01/34	250,000	254,664
4.52%	09/15/48	150,000	149,320	(e)
5.05%	03/15/34	250,000	271,460
5.15%	09/15/23	1,250,000	1,433,105
6.40%	09/15/33	500,000	624,070
6.55%	09/15/43	250,000	325,540
Verizon New York Inc.
7.38%	04/01/32	250,000	312,198
Viacom Inc.
2.50%	12/15/16	1,159,000	1,185,004
3.25%	03/15/23	200,000	197,387
5.85%	09/01/43	100,000	112,573
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	582,157
Vodafone Group PLC
2.50%	09/26/22	376,000	363,639
4.38%	02/19/43	250,000	245,899
Voya Financial Inc.
2.90%	02/15/18	250,000	257,952
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,746,261
Walgreens Boots Alliance Inc.
4.50%	11/18/34	155,000	163,824
Waste Management Inc.
2.90%	09/15/22	500,000	503,592
Weatherford International Ltd.
4.50%	04/15/22	250,000	228,497
5.95%	04/15/42	250,000	219,745

Wells Fargo & Co.
1.40%	09/08/17	500,000	502,211
1.50%	01/16/18	500,000	502,392
2.15%	01/30/20	920,000	924,746
4.13%	08/15/23	250,000	266,849
4.65%	11/04/44	150,000	160,879
5.61%	01/15/44	569,000	689,002
Western Gas Partners LP
5.45%	04/01/44	150,000	159,285
Westpac Banking Corp.
1.50%	12/01/17	500,000	502,489
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	134,350
Whirlpool Corp.
3.70%	05/01/25	250,000	257,331
Williams Partners LP
5.80%	11/15/43	250,000	261,164
WPP Finance 2010
5.13%	09/07/42	191,000	211,513
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	260,906
Zoetis Inc.
4.70%	02/01/43	250,000	260,687
			222,943,145
Non-Agency Collateralized Mortgage Obligations—0.4%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	367,934	381,529
5.68%	07/10/46	440,000	465,423
Banc of America Commercial Mortgage Trust 2007-4
5.75%	02/10/51	208,866	226,907	(f)
Banc of America Commercial Mortgage Trust 2008-1
6.21%	02/10/51	656,669	722,492	(f)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	1,050,000	1,091,777	(f)
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,134,948	(f)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	806,907	(f)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	950,000	972,400
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,359,429	1,435,569
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.78%	06/15/49	870,000	930,290	(f)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	807,907	(f)
Morgan Stanley Capital I Trust 2006-T23
5.88%	08/12/41	949,406	993,166	(f)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	470,000	526,051	(f)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	237,071	(f)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	1,200,000	1,233,350
			11,965,787

Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	250,000	224,375
5.88%	01/15/19	1,000,000	1,100,000
7.13%	01/20/37	500,000	593,750
Government of Chile
3.63%	10/30/42	350,000	343,875
Government of Colombia
4.38%	07/12/21	300,000	318,000
6.13%	01/18/41	250,000	296,250
Government of Italy
5.38%	06/15/33	250,000	304,271
Government of Mexico
4.75%	03/08/44	702,000	737,100
5.63%	01/15/17	1,000,000	1,072,500
5.75%	10/12/10	172,000	187,480
6.05%	01/11/40	130,000	160,550
3.50%	01/21/21	250,000	260,250
Government of Panama
6.70%	01/26/36	250,000	327,500
Government of Peru
6.55%	03/14/37	297,000	395,381
7.35%	07/21/25	100,000	136,000
Government of Philippines
4.00%	01/15/21	500,000	547,468
7.75%	01/14/31	500,000	750,920
Government of Poland
3.00%	03/17/23	147,000	150,896
5.00%	03/23/22	500,000	574,375
6.38%	07/15/19	74,000	87,043
Government of South Africa
5.38%	07/24/44	250,000	268,650
Government of Turkey
3.25%	03/23/23	500,000	472,945
4.88%	04/16/43	500,000	493,750
5.75%	03/22/24	250,000	278,025
6.75%	04/03/18	500,000	553,690
7.38%	02/05/25	500,000	620,400
Government of Uruguay
4.50%	08/14/24	500,000	542,500
			11,797,944
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	391,287
Bay Area Toll Authority
6.26%	04/01/49	250,000	358,267
Chicago Transit Authority
6.90%	12/01/40	250,000	322,273
City of New York
5.97%	03/01/36	250,000	328,278
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	269,146
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	223,012
Dallas Area Rapid Transit
6.00%	12/01/44	100,000	138,580
5.02%	12/01/48	150,000	187,482

East Bay Municipal Utility District
5.87%	06/01/40	100,000	134,359
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	146,638
6.60%	07/01/50	90,000	135,178
Los Angeles Unified School District
5.76%	07/01/29	160,000	198,181
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	352,232
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	333,720
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	320,000	351,990
New York City Water & Sewer System
6.01%	06/15/42	250,000	342,973
North Texas Tollway Authority
6.72%	01/01/49	100,000	149,153
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	221,452
4.46%	10/01/62	200,000	218,550
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	200,000	274,964
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	204,396
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	102,779
State of California
5.70%	11/01/21	705,000	833,331
7.55%	04/01/39	200,000	313,416
State of Illinois
5.10%	06/01/33	800,000	809,200
State of Texas
5.52%	04/01/39	200,000	269,352
Texas Transportation Commission
5.03%	04/01/26	100,000	118,156
University of California
4.60%	05/15/31	100,000	111,981
6.58%	05/15/49	100,000	136,516
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	215,418
University of Texas System
4.79%	08/15/46	125,000	152,613
			8,344,873
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	452,783	65,653	(d,h)

Total Bonds and Notes (Cost $769,114,580)			784,200,329

	Number of Shares	Fair Value
Exchange Traded Fund—1.0%

United States Oil Fund LP (Cost $28,665,082)	1,668,600	28,099,224	(a)

Total Investments in Securities (Cost $2,218,371,967)		2,574,478,104

Short-Term Investments—8.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $235,876,320)		235,876,320	(i,j,k)

Total Investments (Cost $2,454,248,287)		2,810,354,424

Liabilities in Excess of Other Assets, net—(2.2)%		(59,841,103)

NET ASSETS—100.0%		$2,750,513,321

Other Information:

The Fund had the following long futures contracts open at March 31, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
MSCI EAFE Mini Futures	June 2015	36	$3,293,820	$11,812
MSCI Emerging Market Mini Futures	June 2015	20	972,400	32,562
Russell 2000 Mini Index Futures	June 2015	10	1,248,900	28,768
S&P 500 Emini Index Futures	June 2015	170	17,516,800	79,858
S&P Mid 400 Emini Index Futures	June 2015	3	455,940	6,686

				$159,686

The Fund held the following TBA sale commitments as of March 31, 2015:

		Principal Amount	Fair Value
Agency Mortgage Backed
Federal National Mortgage Assoc. TBA
3.00%	TBA	$(600,000)	$(613,406	)(g)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(e)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $2,531,326 or 0.09% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2015.

(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(h)	Security is in default.

(i)	At March 31, 2015, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(j)	Coupon amount represents effective yield.

(k)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2015.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
TBA	To Be Announced

The Fund was invested in the following countries at March 31, 2015 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	73.42%
Japan	3.85%
United Kingdom	3.67%
Canada	1.99%
Switzerland	1.83%
Germany	1.80%
France	1.77%
Australia	1.33%
China	1.17%
South Korea	0.77%
Taiwan	0.64%
Spain	0.63%
Hong Kong	0.59%
Netherlands	0.58%
Sweden	0.54%
Brazil	0.53%
Mexico	0.44%
South Africa	0.41%
Italy	0.38%
India	0.37%
Ireland	0.34%
Singapore	0.31%
Denmark	0.28%
Supranational	0.27%
Belgium	0.22%
Russian Federation	0.19%
Malaysia	0.18%
Turkey	0.17%
Finland	0.14%

Indonesia	0.14%
Norway	0.13%
Thailand	0.12%
Philippines	0.11%
Poland	0.10%
Israel	0.10%
Chile	0.08%
Colombia	0.08%
Qatar	0.04%
Luxembourg	0.04%
Austria	0.03%
Peru	0.03%
Portugal	0.03%
United Arab Emirates	0.03%
Cayman Islands	0.02%
New Zealand	0.02%
Uruguay	0.02%
Greece	0.02%
Egypt	0.01%
Panama	0.01%
Czech Republic	0.01%
Hungary	0.01%
Bermuda	0.01%
Malta	0.00	%***
Puerto Rico	0.00	%***
Virgin Islands	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2015 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.71%	3.36%	5.07%
Pharmaceuticals	2.24%	1.85%	4.09%
Integrated Oil & Gas	1.18%	1.05%	2.23%
Technology Hardware, Storage & Peripherals	1.70%	0.26%	1.96%
Internet Software & Services	1.20%	0.23%	1.43%
Integrated Telecommunication Services	0.78%	0.63%	1.41%
Semiconductors	0.76%	0.62%	1.38%
Packaged Foods & Meats	0.58%	0.78%	1.36%
Biotechnology	1.10%	0.19%	1.29%
Aerospace & Defense	1.02%	0.22%	1.24%
Industrial Conglomerates	0.82%	0.34%	1.16%
Automobile Manufacturers	0.22%	0.89%	1.11%
Systems Software	1.00%	0.03%	1.03%
Electric Utilities	0.64%	0.37%	1.01%
Oil & Gas Exploration & Production	0.71%	0.30%	1.01%
Exchange Traded Funds	1.00%	0.00%	1.00%
Life & Health Insurance	0.33%	0.64%	0.97%
Healthcare Equipment	0.61%	0.33%	0.94%
Household Products	0.67%	0.18%	0.85%
Data Processing & Outsourced Services	0.77%	0.05%	0.82%
Tobacco	0.51%	0.27%	0.78%
Industrial Machinery	0.28%	0.46%	0.74%
Soft Drinks	0.67%	0.06%	0.73%
IT Consulting & Other Services	0.49%	0.19%	0.68%
Communications Equipment	0.57%	0.11%	0.68%
Regional Banks	0.39%	0.28%	0.67%

Multi-Utilities	0.44%	0.22%	0.66%
Multi-Line Insurance	0.23%	0.41%	0.64%
Movies & Entertainment	0.63%	0.01%	0.64%
Multi-Sector Holdings	0.52%	0.11%	0.63%
Cable & Satellite	0.45%	0.17%	0.62%
Railroads	0.32%	0.30%	0.62%
Restaurants	0.48%	0.11%	0.59%
Wireless Telecommunication Services	0.00%	0.59%	0.59%
Asset Management & Custody Banks	0.48%	0.10%	0.58%
Property & Casualty Insurance	0.33%	0.21%	0.54%
Application Software	0.34%	0.18%	0.52%
Hypermarkets & Super Centers	0.38%	0.14%	0.52%
Managed Healthcare	0.50%	0.02%	0.52%
Internet Retail	0.48%	0.02%	0.50%
Diversified Metals & Mining	0.04%	0.45%	0.49%
Oil & Gas Equipment & Services	0.43%	0.06%	0.49%
Specialty Chemicals	0.28%	0.21%	0.49%
Apparel, Accessories & Luxury Goods	0.18%	0.30%	0.48%
Investment Banking & Brokerage	0.37%	0.10%	0.47%
Home Improvement Retail	0.43%	0.02%	0.45%
Diversified Chemicals	0.27%	0.17%	0.44%
Food Retail	0.12%	0.30%	0.42%
Retail REITs	0.24%	0.18%	0.42%
Oil & Gas Storage & Transportation	0.28%	0.13%	0.41%
Apparel Retail	0.22%	0.19%	0.41%
Drug Retail	0.37%	0.00%	0.37%
Electrical Components & Equipment	0.21%	0.15%	0.36%
Oil & Gas Refining & Marketing	0.23%	0.12%	0.35%
Auto Parts & Equipment	0.15%	0.20%	0.35%
Specialized Finance	0.22%	0.13%	0.35%
Brewers	0.02%	0.32%	0.34%
Air Freight & Logistics	0.25%	0.09%	0.34%
Electronic Components	0.11%	0.21%	0.32%
Consumer Finance	0.28%	0.04%	0.32%
Construction Machinery & Heavy Trucks	0.21%	0.10%	0.31%
Healthcare Services	0.21%	0.10%	0.31%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Trading Companies & Distributors	0.08%	0.23%	0.31%
Fertilizers & Agricultural Chemicals	0.17%	0.13%	0.30%
Airlines	0.22%	0.07%	0.29%
Specialized REITs	0.29%	0.00%	0.29%
Healthcare Distributors	0.24%	0.02%	0.26%
Construction & Engineering	0.04%	0.22%	0.26%
Industrial Gases	0.14%	0.11%	0.25%
General Merchandise Stores	0.18%	0.06%	0.24%
Steel	0.04%	0.19%	0.23%
Construction Materials	0.04%	0.19%	0.23%
Commodity Chemicals	0.07%	0.15%	0.22%
Hotels, Resorts & Cruise Lines	0.15%	0.07%	0.22%
Diversified Capital Markets	0.00%	0.22%	0.22%
Life Sciences Tools & Services	0.17%	0.04%	0.21%
Semiconductor Equipment	0.10%	0.11%	0.21%
Distillers & Vintners	0.07%	0.13%	0.20%
Department Stores	0.09%	0.11%	0.20%
Personal Products	0.04%	0.15%	0.19%
Gas Utilities	0.04%	0.15%	0.19%
Residential REITs	0.16%	0.02%	0.18%
Building Products	0.03%	0.15%	0.18%

Office REITs	0.13%	0.04%	0.17%
Broadcasting	0.09%	0.08%	0.17%
Publishing	0.05%	0.12%	0.17%
Electronic Equipment & Instruments	0.04%	0.13%	0.17%
Footwear	0.14%	0.03%	0.17%
Health Care REITs	0.16%	0.00%	0.16%
Automotive Retail	0.13%	0.03%	0.16%
Healthcare Facilities	0.08%	0.06%	0.14%
Reinsurance	0.03%	0.11%	0.14%
Diversified REITs	0.02%	0.12%	0.14%
Advertising	0.06%	0.08%	0.14%
Other Diversified Financial Services	0.00%	0.14%	0.14%
Consumer Electronics	0.02%	0.11%	0.13%
Research & Consulting Services	0.07%	0.06%	0.13%
Gold	0.02%	0.11%	0.13%
Electronic Manufacturing Services	0.01%	0.12%	0.13%
Insurance Brokers	0.12%	0.00%	0.12%
Casinos & Gaming	0.02%	0.10%	0.12%
Heavy Electrical Equipment	0.00%	0.12%	0.12%
Real Estate Development	0.00%	0.11%	0.11%
Home Building	0.06%	0.05%	0.11%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Thrifts & Mortgage Finance	0.03%	0.08%	0.11%
Specialty Stores	0.09%	0.01%	0.10%
Paper Products	0.05%	0.05%	0.10%
Human Resource & Employment Services	0.04%	0.06%	0.10%
Tires & Rubber	0.01%	0.09%	0.10%
Agricultural & Farm Machinery	0.06%	0.04%	0.10%
Agricultural Products	0.07%	0.03%	0.10%
Paper Packaging	0.08%	0.02%	0.10%
Healthcare Supplies	0.02%	0.07%	0.09%
Leisure Products	0.05%	0.04%	0.09%
Security & Alarm Services	0.04%	0.05%	0.09%
Industrial REITs	0.04%	0.04%	0.08%
Independent Power Producers & Energy Traders	0.04%	0.04%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Real Estate Operating Companies	0.00%	0.08%	0.08%
Hotel & Resort REITs	0.08%	0.00%	0.08%
Marine	0.00%	0.07%	0.07%
Oil & Gas Drilling	0.02%	0.05%	0.07%
Home Entertainment Software	0.04%	0.03%	0.07%
Highways & Railtracks	0.00%	0.07%	0.07%
Household Appliances	0.03%	0.04%	0.07%
Trucking	0.03%	0.03%	0.06%
Healthcare Technology	0.04%	0.02%	0.06%
Food Distributors	0.05%	0.01%	0.06%
Home Furnishings	0.03%	0.03%	0.06%
Alternative Carriers	0.03%	0.02%	0.05%
Coal & Consumable Fuels	0.01%	0.04%	0.05%
Aluminum	0.03%	0.02%	0.05%
Home Furnishing Retail	0.04%	0.01%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Distributors	0.04%	0.01%	0.05%
Computer & Electronics Retail	0.03%	0.02%	0.05%
Water Utilities	0.00%	0.05%	0.05%
Motorcycle Manufacturers	0.03%	0.01%	0.04%
Airport Services	0.00%	0.04%	0.04%
Office Services & Supplies	0.02%	0.02%	0.04%

Housewares & Specialties	0.03%	0.00%	0.03%
Leisure Facilities	0.01%	0.02%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Education Services	0.00%	0.03%	0.03%
Technology Distributors	0.02%	0.01%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Mortgage REITs	0.03%	0.00%	0.03%
Commercial Printing	0.01%	0.02%	0.03%
Renewable Electricity	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Silver	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.01%	0.00%	0.01%

			63.70%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.82%
Agency Mortgage Backed	8.67%
Corporate Notes	7.93%
Non-Agency Collateralized Mortgage Obligations	0.42%
Sovereign Bonds	0.42%
Municipal Bonds and Notes	0.30%
Agency Collateralized Mortgage Obligations	0.17%
Asset Backed	0.14%
U.S. Government Sponsored Agencies	0.04%
FNMA	0.00	%***

	27.91%

Short-Term Investments
Short-Term Investments	8.39%

	8.39%

	100.00%

GEI Real Estate Securities Fund

Schedule of Investments—March 31, 2015 (Unaudited)

Common Stock (REITs)—99.0% †	Number of Shares	Fair Value
Diversified—9.3%
Duke Realty Corp.	47,660	$1,037,558
Liberty Property Trust	59,230	2,114,511
PS Business Parks Inc.	15,420	1,280,477
Vornado Realty Trust	25,960	2,907,520
Washington Real Estate Investment Trust	37,580	1,038,336
		8,378,402
Freestanding—2.8%
National Retail Properties Inc.	11,950	489,591
Spirit Realty Capital Inc.	90,570	1,094,086
STORE Capital Corp.	39,840	930,264
		2,513,941
Healthcare—11.8%
Aviv REIT Inc.	9,560	348,940
HCP Inc.	26,080	1,126,917
Health Care REIT Inc.	47,510	3,675,374
National Health Investors Inc.	5,080	360,731
Omega Healthcare Investors Inc.	16,850	683,604
Physicians Realty Trust	22,270	392,175
Ventas Inc.	54,820	4,002,956
		10,590,697
Hotel—7.1%
Chesapeake Lodging Trust	27,710	937,429
Host Hotels & Resorts Inc.	122,810	2,478,306
Pebblebrook Hotel Trust	8,800	409,816
RLJ Lodging Trust	6,990	218,857
Strategic Hotels & Resorts Inc.	88,290	1,097,445	(a)
Sunstone Hotel Investors Inc.	73,930	1,232,413
		6,374,266
Industrial—4.1%
Prologis Inc.	55,860	2,433,262
Rexford Industrial Realty Inc.	37,680	595,721
STAG Industrial Inc.	28,170	662,558
		3,691,541
Multifamily—15.1%
Apartment Investment & Management Co., Class A	20,520	807,667
AvalonBay Communities Inc.	19,000	3,310,750
Camden Property Trust	8,920	696,920
Equity Residential	32,490	2,529,671
Essex Property Trust Inc.	15,600	3,586,440
UDR Inc.	79,970	2,721,379
		13,652,827
Office—14.9%
Boston Properties Inc.	24,530	3,445,974
Brandywine Realty Trust	93,280	1,490,614
Empire State Realty Trust Inc., Class A	39,770	748,074
Equity Commonwealth	26,910	714,460	(a)
Highwoods Properties Inc.	24,440	1,118,863
Hudson Pacific Properties Inc.	76,140	2,527,087
Kilroy Realty Corp.	19,300	1,470,081
Mack-Cali Realty Corp.	10,570	203,790
Paramount Group Inc.	17,380	335,434
Parkway Properties Inc.	15,740	273,089
SL Green Realty Corp.	8,570	1,100,217
		13,427,683

Regional Malls—15.1%
CBL & Associates Properties Inc.	44,810	887,238
General Growth Properties Inc.	128,370	3,793,334
Simon Property Group Inc.	34,360	6,722,190
Tanger Factory Outlet Centers Inc.	11,710	411,841
Taubman Centers Inc.	12,140	936,358
The Macerich Co.	10,310	869,442
		13,620,403
Self Storage—6.1%
CubeSmart	26,430	638,285
Public Storage	18,600	3,666,804
Sovran Self Storage Inc.	12,980	1,219,341
		5,524,430
Shopping Centers—8.5%
DDR Corp.	73,860	1,375,273
Excel Trust Inc.	32,330	453,267
Federal Realty Investment Trust	3,400	500,514
Kimco Realty Corp.	49,140	1,319,409
Kite Realty Group Trust	16,600	467,622
Ramco-Gershenson Properties Trust	46,890	872,154
Regency Centers Corp.	14,040	955,281
Retail Opportunity Investments Corp.	73,290	1,341,207
Urban Edge Properties	15,330	363,321
		7,648,048
Specialty—4.2%
American Tower Corp.	7,570	712,716
CyrusOne Inc.	28,510	887,231
Digital Realty Trust Inc.	12,220	806,031
Equinix Inc.	3,820	889,487
QTS Realty Trust Inc., Class A	14,330	521,755
		3,817,220

Total Common Stock (REITs) (Cost $75,549,391)		89,239,458

Total Investments (Cost $75,549,391)		89,239,458

Other Assets and Liabilities, net—1.0%		858,803

NET ASSETS—100.0%		$90,098,261

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

†	Percentages are based on net assets as of March 31, 2015.

Abbreviations:

REIT	Real Estate Investment Trust

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund, and Small-Cap Equity Fund invested in stock index futures contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices to gain equity exposure. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange (the “NYSE”). In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of a Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents each Fund’s investments measured at fair value on a recurring basis at March 31, 2015:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$33,052,323	$—	$—	$33,052,323
	Exchange Traded Funds	416,761	—	—	416,761
	Short-Term Investments	1,364,930	—	—	1,364,930

	Total Investments in Securities	$34,834,014	$—	$—	$34,834,014

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(2,249)	$—	$—	$(2,249)

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$194,919,504	$—	$—	$194,919,504
	Short-Term Investments	2,805,958	—	—	2,805,958

	Total Investments in Securities	$197,725,462	$—	$—	$197,725,462

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(4,695)	$—	$—	$(4,695)

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$38,435,698	$—	$—	$38,435,698
	Short-Term Investments	1,193,293	—	—	1,193,293

	Total Investments in Securities	$39,628,991	$—	$—	$39,628,991

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(1,498)	$—	$—	$(1,498)

Core Value Equity Fund	Investments in Securities†
	Common Stock	$15,876,260	$—	$—	$15,876,260
	Exchange Traded Funds	206,521	—	—	206,521
	Short-Term Investments	530,277	—	—	530,277

	Total Investments in Securities	$16,613,058	$—	$—	$16,613,058

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(1,125)	$—	$—	$(1,125)

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$41,052,530	$—	$—	$41,052,530
	Short-Term Investments	1,765,478	—	—	1,765,478

	Total Investments in Securities	$42,818,008	$—	$—	$42,818,008

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$4,927	$—	$—	$4,927

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$6,825,338	$—	$6,825,338
	Agency Mortgage Backed	—	9,987,655	—	9,987,655
	Agency Collateralized Mortgage Obligations	—	182,832	—	182,832
	Asset Backed	—	20,041	—	20,041
	Corporate Notes	—	12,040,573	—	12,040,573
	Non-Agency Collateralized Mortgage Obligations	—	2,166,308	—	2,166,308
	Sovereign Bonds	—	75,934	—	75,934
	Municipal Bonds and Notes	—	282,079	—	282,079
	FNMA (TBA)	—	—	8,798	8,798
	Preferred Stock	36,995	—	—	36,995
	Short-Term Investments	1,925,098	—	—	1,925,098

	Total Investments in Securities	$1,962,093	$31,580,760	$8,798	$33,551,651

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$7,790	$—	$—	$7,790
	Short Futures Contracts—Unrealized Depreciation	(11,613)	—	—	(11,613)

	Total Other Financial Instruments	$(3,823)	$—	$—	$(3,823)

Total Return Fund	Investments in Securities†
	Domestic Equity	$1,085,005,595	$—	$7,457	$1,085,013,052
	Foreign Equity	90,107,530	586,491,671	566,298	677,165,499
	U.S. Treasuries	—	275,592,021	—	275,592,021
	U.S. Government Sponsored Agencies	—	1,018,793	—	1,018,793
	Agency Collateralized Mortgage Obligations	—	4,853,601	—	4,853,601
	Agency Mortgage Backed	—	243,678,189	—	243,678,189
	Asset Backed	—	3,940,323	—	3,940,323
	Corporate Notes	—	222,673,437	269,708	222,943,145
	Non-Agency Collateralized Mortgage Obligations	—	11,965,787	—	11,965,787
	Sovereign Bonds	—	11,797,944	—	11,797,944
	Municipal Bonds and Notes	—	8,344,873	—	8,344,873
	FNMA (TBA)	—	—	65,653	65,653
	Exchange Traded Funds	28,099,224	—	—	28,099,224
	Short-Term Investments	235,876,320	—	—	235,876,320

	Total Investments in Securities	$1,439,088,669	$1,370,356,639	$909,116	$2,810,354,424

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$159,686	$—	$—	$159,686
	TBA Sale Commitments	—	(613,406)	—	(613,406)

	Total Other Financial Instruments	$159,686	$(613,406)	$—	$(453,720)

Real Estate Securities Fund	Investments in Securities†
	Common Stock	$89,239,458	$—	$—	$89,239,458

	Total Investments in Securities	$89,239,458	$—	$—	$89,239,458

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and TBA sale commitments. Amounts shown represent unrealized appreciation (depreciation), at period end.

Transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2015 is not presented.

INCOME TAXES

At March 31, 2015, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$27,968,631	$7,265,820	$(400,437)	$6,865,383
S&P 500 Index Fund	117,997,902	83,032,686	(3,305,126)	79,727,560
Premier Growth Equity Fund	26,564,651	13,099,570	(35,230)	13,064,340
Core Value Equity Fund	13,670,272	3,198,342	(255,556)	2,942,786
Small-Cap Equity Fund	33,897,526	10,213,597	(1,293,115)	8,920,482
Income Fund	32,791,276	959,244	(198,869)	760,375
Total Return Fund	2,459,942,445	439,298,734	(88,886,755)	350,411,979
Real Estate Securities Fund	75,731,376	13,584,202	(76,120)	13,508,082

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LA PORTA
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: May 21, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: May 21, 2015